UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22019
                                                    -----------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2018
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) Fund
Semi-Annual Report                                              January 31, 2018
--------------------------------------------------------------------------------

AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)


                                  ALPHADEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2018

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)..............  4
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG)....................  6
      First Trust Energy AlphaDEX(R) Fund (FXN)..............................  8
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 10
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 12
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 14
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 16
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 18
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 20
Notes to Fund Performance Overview........................................... 22
Understanding Your Fund Expenses............................................. 23
Portfolio of Investments
      First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD).............. 25
      First Trust Consumer Staples AlphaDEX(R) Fund (FXG).................... 28
      First Trust Energy AlphaDEX(R) Fund (FXN).............................. 31
      First Trust Financials AlphaDEX(R) Fund (FXO).......................... 33
      First Trust Health Care AlphaDEX(R) Fund (FXH)......................... 37
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)....... 39
      First Trust Materials AlphaDEX(R) Fund (FXZ)........................... 41
      First Trust Technology AlphaDEX(R) Fund (FXL).......................... 43
      First Trust Utilities AlphaDEX(R) Fund (FXU)........................... 46
Statements of Assets and Liabilities......................................... 48
Statements of Operations..................................................... 50
Statements of Changes in Net Assets.......................................... 52
Financial Highlights......................................................... 56
Notes to Financial Statements................................................ 61
Additional Information....................................................... 69

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector Funds of First Trust Exchange-Traded AlphaDEX(R) Fund. This report contains detailed information about your investment for the six months ended January 31, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for U.S. markets. The three major indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) did something it had not previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones achieved a milestone as well, closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

Global markets were also strong in 2017. According to data from the MSCI AC World Index, which captures all sources of equity returns in 23 developed and 24 emerging markets, global stocks rose every month in 2017.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. This action by the President was viewed as making good on his earlier campaign promise to accomplish sweeping tax reform and the hope is that this bill will boost economic activity to greater highs. As 2018 began, there was much enthusiasm for the tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%.

At First Trust, we are optimistic about the U.S. economy. The S&P 500(R) Index began 2018 with a strong start returning over 7.5% during the period from January 2 to January 26. We also continue to believe that you should invest for the long term and be prepared for market volatility, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan through your investment. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2018

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

The Tax Cuts and Jobs Act of 2017 was signed into law by President Trump on December 22, 2017. One of the main goals of cutting taxes, both corporate and individual, is to try and boost economic activity in the U.S. It is true that real gross domestic product ("GDP") growth has topped the 3.0% mark on an annualized basis in two of the past three quarters of 2017 (3.1% in the second quarter, 3.2% in the third quarter and 2.6% in the fourth quarter), but growth has only averaged 2.2% in the current recovery, which commenced in the third quarter of 2009, according to data from the Bureau of Economic Analysis. While it will likely take some time to determine how effective lower tax rates will be in stimulating economic growth, particularly the cut from 35% to 21% on the federal rate for corporations, the concept of tax cuts seems to have been well-received by investors, in our opinion, since Donald Trump was elected more than a year ago.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (January 2018), the IMF set its global growth rate estimates for 2018 and 2019 at 3.9% and 3.9%, respectively, according to its own release. Both of those estimates were 0.2% higher than what the IMF was forecasting back in October 2017. The IMF's 2018 and 2019 estimates for U.S. growth project 2.7% and 2.5%, respectively. These were raised by 0.4% and 0.6%, respectively, from the October projections.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and exchange-traded products ("ETPs") listed globally reached a record high $5.15 trillion in January 2018, according to its own release. Total assets of U.S. listed ETFs/ETPs also reached a record high of $3.64 trillion.

SECTOR/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2018, U.S. Equity funds/ETFs reported estimated net inflows totaling $22.47 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $233.47 billion, compared to estimated net outflows totaling $211.00 billion for actively managed U.S. Equity funds/ETFs.

Investors did direct a significant amount of capital to sector funds/ETFs. For the 12-month period ended January 31, 2018, Sector Equity funds/ETFs reported estimated net inflows totaling $29.07 billion. Passive Sector Equity funds/ETFs reported estimated net inflows totaling $45.78 billion, compared to estimated net outflows totaling $16.71 billion for actively managed Sector Equity funds/ETFs.

For the six-month period ended January 31, 2018, 10 of the 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 15.43% over the period. Five of the 11 sectors outperformed the Index. Those five sectors were as follows: Information Technology (+22.17%); Financials (+19.66%); Consumer Discretionary (+18.91%); Industrials (+16.32%); and Materials (+16.30%), according to Bloomberg.

As of January 31, 2018, Bloomberg consensus estimated earnings growth rates for 2018 for the 11 major sectors that comprise the Index were as follows: Consumer Discretionary (+8.74%); Consumer Staples (+8.06%); Energy (+65.36%); Financials (+28.50%); Health Care (+11.14%); Industrials (+15.95%); Information Technology (+5.66%); Materials (+23.23%); Real Estate (-7.88%); Telecommunication Services (+15.68%); and Utilities (+5.39%).

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Discretionary Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Consumer Discretionary Index using the Russell Global Sectors (the "RGS") sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    17.90%     23.87%     13.52%      11.14%        8.44%       88.52%    187.63%      138.63%
Market Price                           17.87%     23.80%     13.53%      11.16%        8.44%       88.63%    188.08%      138.56%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               18.29%     24.68%     14.28%      11.94%        9.23%       94.95%    208.88%      157.87%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Consumer Discretionary
   Index                               18.91%     29.00%     18.44%      14.69%       11.69%      133.09%    293.73%      227.79%
Russell 1000(R) Consumer
   Discretionary Index(1)              18.92%     29.88%     17.43%       N/A          N/A        123.35%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       93.89%
Consumer Staples                              2.35
Industrials                                   2.27
Information Technology                        1.49
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Kohl's Corp.                                  1.66%
Discovery Communications, Inc.,
   Class A                                    1.55
Dick's Sporting Goods, Inc.                   1.52
Lear Corp.                                    1.52
Skechers U.S.A., Inc., Class A                1.51
Marriott International, Inc., Class A         1.50
Viacom, Inc., Class B                         1.50
Goodyear Tire & Rubber (The) Co.              1.49
eBay, Inc.,                                   1.49
Liberty Expedia Holdings, Inc.,
   Class A                                    1.47
                                            -------
  Total                                      15.21%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell 1000(R) Consumer Discretionary and Services Index to the Russell 1000(R) Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Discretionary Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Discretionary AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Discretionary Index in connection with the trading of the Fund.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       JULY 31, 2007 - JANUARY 31, 2018

                 First Trust
            Consumer Discretionary      StrataQuant(R) Consumer       Russell 1000(R)      S&P 500(R) Consumer
               AlphaDEX(R) Fund           Discretionary Index              Index           Discretionary Index
7/31/07            $10,000                      $10,000                   $10,000                $10,000
1/31/08              8,812                        8,845                     9,573                  8,840
7/31/08              7,576                        7,621                     8,938                  7,809
1/31/09              4,618                        4,668                     6,110                  6,030
7/31/09              6,885                        6,993                     7,135                  7,079
1/31/10              7,889                        8,043                     7,868                  8,173
7/31/10              8,612                        8,813                     8,170                  8,929
1/31/11             10,604                       10,892                     9,703                 10,672
7/31/11             11,604                       11,973                     9,860                 11,474
1/31/12             11,364                       11,780                    10,086                 12,075
7/31/12             11,249                       11,679                    10,645                 12,838
1/31/13             13,444                       14,014                    11,804                 14,932
7/31/13             15,993                       16,729                    13,436                 17,807
1/31/14             16,929                       17,778                    14,428                 19,017
7/31/14             17,971                       18,937                    15,729                 20,067
1/31/15             19,371                       20,481                    16,413                 21,492
7/31/15             20,944                       22,222                    17,497                 24,819
1/31/16             18,209                       19,377                    16,116                 23,163
7/31/16             20,456                       21,832                    18,343                 25,695
1/31/17             20,462                       21,911                    19,470                 26,980
7/31/17             21,497                       23,094                    21,269                 29,268
1/31/18             25,345                       27,318                    24,500                 34,802


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         146              0               0             0
8/1/16 - 7/31/17         102              0               0             0
8/1/17 - 1/31/18          64              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         105              0               0             0
8/1/16 - 7/31/17         150              0               0             0
8/1/17 - 1/31/18          63              0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples Index (the "Consumer Staples Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Consumer Staples Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                     8.43%     12.00%     14.92%      12.55%       10.45%      100.40%    226.06%      190.75%
Market Price                            8.41%     11.95%     14.92%      12.57%       10.45%      100.43%    226.72%      190.68%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index   8.79%     12.75%     15.69%      13.37%       11.27%      107.24%    250.80%      214.70%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Consumer Staples Index       6.11%     13.42%     12.35%      10.83%       10.35%       79.00%    179.74%      187.72%
Russell 1000(R) Consumer Staples
   Index(1)                             3.13%      9.11%     12.24%       N/A          N/A         78.11%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                            100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Bunge Ltd.                                    5.44%
Sprouts Farmers Market, Inc.                  5.27
CVS Health Corp.                              4.98
Archer-Daniels-Midland Co.                    4.92
Lamb Weston Holdings, Inc.                    4.77
Molson Coors Brewing Co., Class B             4.70
Pilgrim's Pride Corp.                         4.10
Kroger (The) Co.                              4.06
Monster Beverage Corp.                        3.96
Walgreens Boots Alliance, Inc.                3.81
                                            -------
  Total                                      46.01%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Consumer Staples Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Consumer Staples AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Consumer Staples Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        JULY 31, 2007 - JANUARY 31, 2018

           First Trust Consumer Staples          StrataQuant(R)          Russell 1000(R)      S&P 500(R) Consumer
                 AlphaDEX(R) Fund            Consumer Staples Index           Index              Staples Index
7/31/07              $10,000                        $10,000                  $10,000                $10,000
1/31/08                9,332                          9,370                    9,573                 10,552
7/31/08                9,514                          9,588                    8,938                 10,656
1/31/09                7,474                          7,546                    5,837                  8,622
7/31/09                8,835                          8,959                    7,135                  9,835
1/31/10                9,558                          9,725                    7,868                 10,697
7/31/10               10,246                         10,463                    8,170                 11,147
1/31/11               11,469                         11,765                    9,703                 12,147
7/31/11               13,443                         13,840                    9,860                 13,122
1/31/12               12,988                         13,425                   10,086                 13,855
7/31/12               13,035                         13,567                   10,645                 15,702
1/31/13               15,184                         15,861                   11,804                 16,490
7/31/13               18,756                         19,681                   13,436                 18,673
1/31/14               19,437                         20,468                   14,428                 18,644
7/31/14               21,596                         22,830                   15,729                 20,003
1/31/15               24,430                         25,887                   16,413                 22,541
7/31/15               26,584                         28,261                   17,497                 23,862
1/31/16               25,460                         27,136                   16,116                 24,454
7/31/16               29,029                         31,044                   18,343                 26,647
1/31/17               27,174                         29,153                   19,470                 26,026
7/31/17               28,068                         30,211                   21,269                 27,820
1/31/18               30,434                         32,867                   24,500                 29,519


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         155              0               0             0
8/1/13 - 7/31/14         213              0               0             0
8/1/14 - 7/31/15         204              0               0             0
8/1/15 - 7/31/16         164              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 1/31/18          20              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          95              0               0             0
8/1/13 - 7/31/14          39              0               0             0
8/1/14 - 7/31/15          48              0               0             0
8/1/15 - 7/31/16          87              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 1/31/18         107              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXN."

The Energy Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Energy Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    11.72%     -4.18%     -5.82%      -2.34%       -1.66%      -25.92%    -21.12%      -16.43%
Market Price                           11.72%     -4.24%     -5.84%      -2.33%       -1.66%      -25.98%    -21.00%      -16.44%

INDEX PERFORMANCE
StrataQuant(R) Energy Index            12.19%     -3.43%     -5.34%      -1.73%       -1.05%      -24.01%    -16.04%      -10.69%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Energy Index                14.73%      6.60%      2.04%       2.72%        3.35%       10.64%     30.76%       42.41%
Russell 1000(R) Energy Index(1)        14.69%      5.65%      1.24%        N/A          N/A         6.35%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                       98.52%
Materials                                     1.48
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cheniere Energy, Inc.                         3.96%
Valero Energy Corp.                           3.94
Exxon Mobil Corp.                             3.94
Devon Energy Corp.                            3.77
Diamondback Energy, Inc.                      3.75
QEP Resources, Inc.                           3.69
PBF Energy, Inc., Class A                     3.44
Apache Corp.                                  3.21
Whiting Petroleum Corp.                       3.18
Marathon Petroleum Corp.                      3.17
                                            -------
  Total                                      36.05%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Energy Index because this index did not exist until on or about September 18, 2008.

The StrataQuant(R) Energy Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Energy AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Energy Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             JULY 31, 2007 - JANUARY 31, 2018

            First Trust Energy      StrataQuant(R)      Russell 1000(R)        S&P 500(R)
             AlphaDEX(R) Fund        Energy Index            Index            Energy Index
7/31/07          $10,000               $10,000              $10,000             $10,000
1/31/08           10,216                10,242                9,573              10,138
7/31/08           11,562                11,630                8,938              10,663
1/31/09            4,658                 4,683                6,251               6,825
7/31/09            6,620                 6,706                7,135               7,575
1/31/10            7,719                 7,849                7,868               8,058
7/31/10            7,830                 7,992                8,170               8,006
1/31/11           11,014                11,283                9,703              10,908
7/31/11           11,642                11,974                9,860              11,401
1/31/12            9,749                10,064               10,086              10,804
7/31/12            9,139                 9,471               10,645              10,829
1/31/13           10,876                11,317               11,804              11,984
7/31/13           11,297                11,788               13,436              12,844
1/31/14           11,957                12,521               14,428              13,050
7/31/14           14,154                14,869               15,729              15,212
1/31/15           10,183                10,711               16,413              12,225
7/31/15            8,692                 9,152               17,497              11,304
1/31/16            6,701                 7,056               16,116               9,824
7/31/16            7,590                 8,007               18,343              11,535
1/31/17            8,409                 8,905               19,470              12,438
7/31/17            7,212                 7,665               21,269              11,556
1/31/18            8,057                 8,600               24,500              13,258


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         178              0               0             0
8/1/13 - 7/31/14         223              0               0             0
8/1/14 - 7/31/15         161              1               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         141              0               0             0
8/1/17 - 1/31/18          30              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          72              0               0             0
8/1/13 - 7/31/14          29              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         111              0               0             0
8/1/17 - 1/31/18          97              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the "Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Financials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    10.83%     20.47%     15.51%       9.27%       6.30%       105.66%    142.66%       92.64%
Market Price                           10.83%     20.47%     15.50%       9.30%       6.30%       105.53%    143.28%       92.62%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        11.23%     21.27%     16.32%      10.13%       7.18%       112.93%    162.53%      110.48%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%       8.37%       107.55%    155.93%      137.01%
S&P 500(R) Financials Index            19.66%     29.79%     18.32%       4.46%       1.86%       131.94%     54.77%       21.87%
Russell 1000(R) Financial Services
   Index(1)                            16.08%     26.87%     16.93%        N/A         N/A        118.58%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   68.26%
Real Estate                                  19.43
Information Technology                       10.97
Industrials                                   1.34
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Square, Inc., Class A                         1.22%
OneMain Holdings, Inc.                        1.13
PayPal Holdings, Inc.                         1.04
Total System Services, Inc.                   1.01
Lazard Ltd., Class A                          1.00
FleetCor Technologies, Inc.                   0.99
WEX, Inc.                                     0.99
TransUnion                                    0.97
Cboe Global Markets, Inc.                     0.97
Navient Corp.                                 0.96
                                            -------
  Total                                      10.28%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financial Services Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Financials Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Financials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Financials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  JULY 31, 2007 - JANUARY 31, 2018

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index
7/31/07            $10,000                  $10,000               $10,000              $10,000
1/31/08              8,865                    8,922                 9,573                8,865
7/31/08              7,105                    7,178                 8,938                6,698
1/31/09              4,364                    4,425                 5,837                3,877
7/31/09              6,044                    6,177                 7,135                4,180
1/31/10              7,180                    7,365                 7,868                4,594
7/31/10              7,656                    7,886                 8,170                4,788
1/31/11              8,819                    9,124                 9,703                5,373
7/31/11              8,440                    8,767                 9,860                4,882
1/31/12              8,510                    8,879                10,086                4,685
7/31/12              8,826                    9,244                10,645                4,936
1/31/13             10,460                   11,002                11,804                5,915
7/31/13             12,307                   12,993                13,436                7,030
1/31/14             13,005                   13,782                14,428                7,297
7/31/14             13,655                   14,523                15,729                7,832
1/31/15             14,238                   15,197                16,413                8,120
7/31/15             15,619                   16,730                17,497                8,960
1/31/16             13,776                   14,796                16,116                7,829
7/31/16             15,654                   16,877                18,343                8,622
1/31/17             17,857                   19,317                19,470               10,571
7/31/17             19,410                   21,061                21,269               11,466
1/31/18             21,512                   23,426                24,500               13,721


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         189              0               0             0
8/1/13 - 7/31/14         219              0               0             0
8/1/14 - 7/31/15         200              0               0             0
8/1/15 - 7/31/16         151              0               0             0
8/1/16 - 7/31/17         152              0               0             0
8/1/17 - 1/31/18          68              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          61              0               0             0
8/1/13 - 7/31/14          33              0               0             0
8/1/14 - 7/31/15          52              0               0             0
8/1/15 - 7/31/16         100              0               0             0
8/1/16 - 7/31/17         100              0               0             0
8/1/17 - 1/31/18          59              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index (the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Health Care Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    10.79%     24.54%     15.87%      14.49%       13.05%      108.87%    286.91%      273.18%
Market Price                           10.76%     24.50%     15.86%      14.51%       13.05%      108.79%    287.66%      273.13%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index       11.15%     25.37%     16.63%      15.31%       13.87%      115.84%    315.60%      303.24%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Health Care Index           11.31%     27.33%     17.44%      12.29%       10.62%      123.40%    218.72%      195.42%
Russell 1000(R) Health Care Index(1)   11.14%     26.95%     17.65%       N/A          N/A        125.43%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                 100.00%
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Align Technology, Inc.                        2.64%
Gilead Sciences, Inc.                         2.62
Neurocrine Biosciences, Inc.                  2.47
McKesson Corp.                                2.42
UnitedHealth Group, Inc.                      2.40
Universal Health Services, Inc.,
   Class B                                    2.40
Centene Corp.                                 2.38
Express Scripts Holding Co.                   2.38
WellCare Health Plans, Inc.                   2.34
Acadia Healthcare Co., Inc.                   2.34
                                            -------
  Total                                      24.39%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Health Care Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Health Care AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Health Care Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   JULY 31, 2007 - JANUARY 31, 2018

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)
            AlphaDEX(R) Fund (FXH)       Health Care Index           Index           Health Care Index
7/31/07             $10,000                   $10,000               $10,000               $10,000
1/31/08               9,902                     9,937                 9,573                10,051
7/31/08               9,718                     9,804                 8,938                 9,694
1/31/09               7,526                     7,623                 5,837                 8,345
7/31/09               9,066                     9,219                 7,135                 8,647
1/31/10              11,037                    11,259                 7,868                 9,805
7/31/10              11,068                    11,335                 8,170                 9,020
1/31/11              13,543                    13,930                 9,703                10,091
7/31/11              14,684                    15,163                 9,860                10,997
1/31/12              14,725                    15,269                10,086                11,670
7/31/12              15,444                    16,046                10,645                12,694
1/31/13              18,344                    19,133                11,804                14,341
7/31/13              22,006                    23,048                13,436                17,217
1/31/14              25,841                    27,158                14,428                19,054
7/31/14              27,459                    28,942                15,729                20,906
1/31/15              31,624                    33,439                16,413                23,948
7/31/15              35,986                    38,195                17,497                26,645
1/31/16              27,712                    29,494                16,116                23,367
7/31/16              31,811                    33,962                18,343                26,648
1/31/17              30,768                    32,940                19,470                25,159
7/31/17              34,586                    37,153                21,269                28,781
1/31/18              38,318                    41,295                24,500                32,037


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         187              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         220              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 1/31/18          40              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          63              0               0             0
8/1/13 - 7/31/14          35              0               0             0
8/1/14 - 7/31/15          32              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 1/31/18          87              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Industrials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    19.10%     25.14%     15.76%      10.01%       7.97%       107.87%    159.68%      127.74%
Market Price                           19.10%     25.07%     15.73%      10.03%       7.97%       107.57%    160.13%      127.74%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index       19.50%     25.98%     16.59%      10.83%       8.77%       115.44%    179.53%      146.56%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%       8.37%       107.55%    155.93%      137.01%
S&P 500(R) Industrials Index           16.32%     25.68%     16.64%       9.68%       8.93%       115.94%    151.97%      150.35%
Russell 1000(R) Producer Durables
   Index(1)                            17.54%     27.53%     17.14%       N/A          N/A        120.57%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  91.60%
Information Technology                        6.49
Materials                                     1.91
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Xerox Corp.                                   2.09%
Avery Dennison Corp.                          1.91
Deere & Co.                                   1.90
Eaton Corp. PLC                               1.90
United Rentals, Inc.                          1.88
Caterpillar, Inc.                             1.85
Copa Holdings S.A., Class A                   1.85
XPO Logistics, Inc.                           1.84
C.H. Robinson Worldwide, Inc.                 1.84
Regal Beloit Corp.                            1.82
                                            -------
  Total                                      18.88%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Producer Durables Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Industrials Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Industrials/Producer Durables AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Industrials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JULY 31, 2007 - JANUARY 31, 2018

            First Trust Industrials/
               Producer Durables           StrataQuant(R)        Russell 1000(R)         S&P 500(R)
                AlphaDEX(R) Fund          Industrials Index           Index           Industrials Index
7/31/07             $10,000                    $10,000               $10,000               $10,000
1/31/08               9,295                      9,327                 9,573                 9,553
7/31/08               9,318                      9,383                 8,938                 8,787
1/31/09               5,265                      5,319                 5,837                 5,706
7/31/09               6,445                      6,537                 7,135                 6,175
1/31/10               7,667                      7,808                 7,868                 7,177
7/31/10               8,324                      8,510                 8,170                 7,945
1/31/11              10,254                     10,525                 9,703                 9,598
7/31/11               9,797                     10,089                 9,860                 9,248
1/31/12              10,121                     10,473                10,086                 9,786
7/31/12               9,726                     10,100                10,645                 9,862
1/31/13              11,611                     12,103                11,804                11,148
7/31/13              13,414                     14,032                13,436                12,690
1/31/14              15,472                     16,250                14,428                14,180
7/31/14              16,424                     17,315                15,729                14,812
1/31/15              16,480                     17,432                16,413                15,711
7/31/15              16,638                     17,640                17,497                15,836
1/31/16              13,809                     14,682                16,116                14,979
7/31/16              16,499                     17,608                18,343                17,492
1/31/17              19,285                     20,696                19,470                19,154
7/31/17              20,262                     21,818                21,269                20,694
1/31/18              24,132                     26,072                24,500                24,071


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         217              0               0             0
8/1/14 - 7/31/15         167              0               0             0
8/1/15 - 7/31/16         153              0               0             0
8/1/16 - 7/31/17         172              0               0             0
8/1/17 - 1/31/18          69              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         73               0               0             0
8/1/13 - 7/31/14         35               0               0             0
8/1/14 - 7/31/15         85               0               0             0
8/1/15 - 7/31/16         98               0               0             0
8/1/16 - 7/31/17         80               0               0             0
8/1/17 - 1/31/18         58               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the "Materials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Materials Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    17.90%     21.52%     12.13%       9.77%        9.38%       77.28%    153.99%      161.86%
Market Price                           17.91%     21.42%     12.12%       9.78%        9.38%       77.18%    154.18%      161.79%

INDEX PERFORMANCE
StrataQuant(R) Materials Index         18.34%     22.40%     12.91%      10.59%       10.20%       83.51%    173.74%      183.62%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Materials Index             16.30%     23.26%     12.26%       7.03%        6.80%       78.26%     97.32%      102.66%
Russell 1000(R) Materials and
   Processing Index(1)                 15.78%     22.50%     12.62%       N/A          N/A         81.18%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                    78.90%
Industrials                                  20.53
Information Technology                        0.57
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cabot Corp.                                   3.55%
LyondellBasell Industries N.V.,
   Class A                                    3.51
Eastman Chemical Co.                          3.46
Westlake Chemical Corp.                       3.42
Steel Dynamics, Inc.                          3.40
Huntsman Corp.                                3.36
Domtar Corp.                                  3.35
Freeport-McMoRan, Inc.                        3.33
Reliance Steel & Aluminum Co.                 3.30
Tahoe Resources, Inc.                         2.96
                                            -------
  Total                                      33.64%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Materials and Processing Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Materials Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Materials AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Materials Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 31, 2007 - JANUARY 31, 2018

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index
7/31/07            $10,000                 $10,000              $10,000              $10,000
1/31/08             10,223                  10,255                9,573               10,316
7/31/08             10,944                  11,013                8,938               10,433
1/31/09              5,210                   5,269                5,837                5,418
7/31/09              7,748                   7,868                7,135                7,533
1/31/10              9,187                   9,370                7,868                7,925
7/31/10             10,283                  10,508                8,170                8,488
1/31/11             12,629                  12,955                9,703               10,591
7/31/11             12,662                  13,045                9,860               10,619
1/31/12             12,510                  12,956               10,086               10,632
7/31/12             12,057                  12,535               10,645               10,066
1/31/13             14,647                  15,295               11,804               11,419
7/31/13             15,119                  15,846               13,436               11,952
1/31/14             16,956                  17,841               14,428               13,178
7/31/14             17,800                  18,792               15,729               14,714
1/31/15             16,524                  17,491               16,413               14,483
7/31/15             17,023                  18,086               17,497               14,091
1/31/16             14,574                  15,529               16,116               12,096
7/31/16             19,317                  20,661               18,343               15,274
1/31/17             21,369                  22,929               19,470               16,513
7/31/17             22,025                  23,716               21,269               17,501
1/31/18             25,967                  28,065               24,500               20,353


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         162              0               0             0
8/1/13 - 7/31/14         200              1               0             0
8/1/14 - 7/31/15         163              0               0             0
8/1/15 - 7/31/16         147              0               0             0
8/1/16 - 7/31/17         162              0               0             0
8/1/17 - 1/31/18          63              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          87              1               0             0
8/1/13 - 7/31/14          49              2               0             0
8/1/14 - 7/31/15          89              0               0             0
8/1/15 - 7/31/16         104              0               0             0
8/1/16 - 7/31/17          90              0               0             0
8/1/17 - 1/31/18          64              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the "Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Technology Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    23.23%     41.57%     20.09%      12.26%       10.32%      149.76%    217.74%      186.92%
Market Price                           23.22%     41.56%     20.08%      12.29%       10.32%      149.69%    218.68%      186.97%

INDEX PERFORMANCE
StrataQuant(R) Technology Index        23.65%     42.49%     20.82%      13.10%       11.15%      157.48%    242.59%      210.99%
Russell 1000(R) Index                  15.19%     25.84%     15.72%       9.85%        8.37%      107.55%    155.93%      137.01%
S&P 500(R) Information Technology
   Index                               22.17%     43.11%     22.36%      14.24%       12.66%      174.25%    278.50%      259.58%
Russell 1000(R) Technology Index(1)    21.75%     41.76%     21.84%       N/A          N/A        168.50%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       98.21%
Industrials                                   1.79
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
DST Systems, Inc.                             2.76%
ON Semiconductor Corp.                        2.42
IPG Photonics Corp.                           2.41
Arista Networks, Inc.                         2.40
Western Digital Corp.                         2.30
Match Group, Inc.                             2.29
Splunk, Inc.                                  2.29
Teradyne, Inc.                                2.25
Micron Technology, Inc.                       2.18
Cavium, Inc.                                  2.17
                                            -------
  Total                                      23.47%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Technology Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Technology AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Technology Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                    JULY 31, 2007 - JANUARY 31, 2018

            First Trust Technology       StrataQuant(R)       Russell 1000(R)      S&P 500(R) Information
               AlphaDEX(R) Fund         Technology Index           Index              Technology Index
7/31/07            $10,000                  $10,000               $10,000                 $10,000
1/31/08              8,823                    8,855                 9,573                   9,351
7/31/08              8,613                    8,676                 8,938                   9,173
1/31/09              5,086                    5,165                 5,837                   6,005
7/31/09              7,070                    7,215                 7,135                   8,283
1/31/10              8,056                    8,250                 7,868                   8,998
7/31/10              8,852                    9,101                 8,170                   9,419
1/31/11             11,596                   11,971                 9,703                  11,285
7/31/11             10,658                   11,050                 9,860                  11,228
1/31/12             10,794                   11,240                10,086                  11,934
7/31/12             10,252                   10,716                10,645                  12,693
1/31/13             11,224                   11,780                11,804                  12,905
7/31/13             12,768                   13,453                13,436                  14,106
1/31/14             14,702                   15,553                14,428                  15,940
7/31/14             15,653                   16,616                15,729                  18,073
1/31/15             16,528                   17,600                16,413                  18,884
7/31/15             17,331                   18,515                17,497                  20,382
1/31/16             15,047                   16,129                16,116                  19,799
7/31/16             17,403                   18,717                18,343                  22,375
1/31/17             19,801                   21,287                19,470                  24,731
7/31/17             22,750                   24,532                21,269                  28,969
1/31/18             28,035                   30,333                24,500                  35,392


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         136              0               0             0
8/1/13 - 7/31/14         218              0               0             0
8/1/14 - 7/31/15         177              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         168              0               0             0
8/1/17 - 1/31/18          98              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         114              0               0             0
8/1/13 - 7/31/14          34              0               0             0
8/1/14 - 7/31/15          75              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          84              0               0             0
8/1/17 - 1/31/18          29              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the "Utilities Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by the IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The IDI constructs the Utilities Index using the RGS sector scheme to determine a stock's sector membership.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    -5.48%     -2.82%      9.84%      7.37%        5.57%        59.87%    103.66%       79.01%
Market Price                           -5.48%     -2.82%      9.86%      7.38%        5.57%        60.04%    103.90%       78.98%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index         -5.18%     -2.20%     10.75%      8.25%        6.46%        66.58%    121.00%       95.73%
Russell 1000(R) Index                  15.19%     25.84%     15.72%      9.85%        8.37%       107.55%    155.93%      137.01%
S&P 500(R) Utilities Index             -2.46%      7.32%     10.86%      6.73%        5.84%        67.42%     91.87%       83.96%
Russell 1000(R) Utilities Index(1)      0.44%      4.66%      9.58%       N/A          N/A         58.03%      N/A          N/A
-----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 22.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                    80.78%
Telecommunication Services                   19.22
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
CenturyLink, Inc.                             5.18%
Vistra Energy Corp.                           5.16
PPL Corp.                                     4.99
SCANA Corp.                                   4.95
Edison International                          4.79
Exelon Corp.                                  4.74
PG&E Corp.                                    4.59
National Fuel Gas Co.                         3.94
Telephone & Data Systems, Inc.                3.83
OGE Energy Corp.                              3.79
                                            -------
  Total                                      45.96%
                                            =======

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

The StrataQuant(R) Utilities Index is a registered trademark of the IDI and has been licensed for use by First Trust Portfolios L.P., which has sub-licensed the Index for use by the Fund. The First Trust Utilities AlphaDEX(R) Fund is not sponsored, endorsed, sold or promoted by the IDI, and the IDI makes no representation or warranty regarding the advisability of investing in the Fund or as to the result to be obtained by any person from use of the StrataQuant(R) Utilities Index in connection with the trading of the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                JULY 31, 2007 - JANUARY 31, 2018

            First Trust Utilities      StrataQuant(R)       Russell 1000(R)        S&P 500(R)
              AlphaDEX(R) Fund         Utilities Index           Index           Utilities Index
7/31/07            $10,000                 $10,000              $10,000              $10,000
1/31/08              9,569                   9,621                9,573               10,613
7/31/08              9,261                   9,344                8,938               10,398
1/31/09              7,251                   7,343                5,837                8,039
7/31/09              8,101                   8,249                7,135                8,261
1/31/10              8,745                   8,940                7,868                8,608
7/31/10              9,380                   9,629                8,170                9,044
1/31/11             10,449                  10,768                9,703                9,660
7/31/11             10,977                  11,359                9,860               10,318
1/31/12             10,896                  11,320               10,086               11,036
7/31/12             11,707                  12,217               10,645               12,309
1/31/13             12,190                  12,765               11,804               12,165
7/31/13             13,570                  14,335               13,436               13,295
1/31/14             13,955                  14,806               14,428               13,527
7/31/14             15,345                  16,345               15,729               14,526
1/31/15             17,317                  18,503               16,413               17,339
7/31/15             16,229                  17,398               17,497               16,044
1/31/16             16,398                  17,645               16,116               16,910
7/31/16             19,906                  21,508               18,343               19,751
1/31/17             20,053                  21,742               19,470               18,975
7/31/17             20,616                  22,425               21,269               20,878
1/31/18             19,487                  21,263               24,500               20,364


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         141              0               0             0
8/1/13 - 7/31/14         193              0               0             0
8/1/14 - 7/31/15         136              0               0             0
8/1/15 - 7/31/16         173              0               0             0
8/1/16 - 7/31/17         119              0               0             0
8/1/17 - 1/31/18          24              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         109              0               0             0
8/1/13 - 7/31/14          59              0               0             0
8/1/14 - 7/31/15         116              0               0             0
8/1/15 - 7/31/16          78              0               0             0
8/1/16 - 7/31/17         133              0               0             0
8/1/17 - 1/31/18         103              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2018 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund, First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R) Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2017     JANUARY 31, 2018        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $1,179.00             0.64%             $3.52
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,084.30             0.64%             $3.36
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,117.20             0.62%             $3.31
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,108.30             0.63%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $1,107.90             0.63%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2017     JANUARY 31, 2018        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $1,191.00             0.62%             $3.42
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,179.00             0.64%             $3.52
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $1,232.30             0.63%             $3.54
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $  945.20             0.63%             $3.09
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2017 through January 31, 2018), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AUTO COMPONENTS -- 6.6%
       95,268  Adient PLC                     $     6,173,366
       58,701  BorgWarner, Inc.                     3,302,518
      286,305  Gentex Corp.                         6,779,703
      232,052  Goodyear Tire & Rubber (The)
                  Co.                               8,080,051
       42,441  Lear Corp.                           8,197,055
       23,965  Visteon Corp. (a)                    3,117,367
                                              ---------------
                                                   35,650,060
                                              ---------------
               AUTOMOBILES -- 3.9%
      480,231  Ford Motor Co.                       5,268,134
      182,913  General Motors Co.                   7,757,340
       29,472  Harley-Davidson, Inc. (b)            1,428,213
       49,745  Thor Industries, Inc.                6,798,152
                                              ---------------
                                                   21,251,839
                                              ---------------
               BUILDING PRODUCTS -- 0.3%
       21,910  Fortune Brands Home &
                  Security, Inc.                    1,554,076
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
       59,375  KAR Auction Services, Inc.           3,238,313
                                              ---------------
               DISTRIBUTORS -- 2.0%
       15,783  Genuine Parts Co.                    1,642,537
      147,482  LKQ Corp. (a)                        6,198,668
       23,132  Pool Corp.                           3,128,372
                                              ---------------
                                                   10,969,577
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 3.2%
       31,905  Bright Horizons Family
                  Solutions, Inc. (a)               3,133,071
        8,057  Graham Holdings Co., Class B         4,789,484
      114,380  H&R Block, Inc.                      3,035,645
       40,180  Service Corp. International          1,605,994
       87,743  ServiceMaster Global Holdings,
                  Inc. (a)                          4,625,811
                                              ---------------
                                                   17,190,005
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.1%
       24,170  Costco Wholesale Corp.               4,710,008
       15,185  Walmart, Inc.                        1,618,721
                                              ---------------
                                                    6,328,729
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 12.8%
       35,085  Aramark                              1,607,244
       90,374  Carnival Corp.                       6,471,682
       38,648  Choice Hotels International,
                  Inc.                              3,174,933
       31,233  Darden Restaurants, Inc.             2,993,683
       23,259  Dunkin' Brands Group, Inc.           1,503,695
      236,766  Extended Stay America, Inc.          4,789,776
      107,236  Hilton Grand Vacations, Inc. (a)     4,822,403
       37,554  Hilton Worldwide Holdings, Inc.      3,216,500
       20,390  Hyatt Hotels Corp., Class A (a)      1,657,707
       21,579  Las Vegas Sands Corp.                1,672,804
       55,239  Marriott International, Inc.,
                  Class A                           8,138,914


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       44,909  MGM Resorts International      $     1,636,933
      112,640  Norwegian Cruise Line
                  Holdings Ltd. (a)                 6,841,754
       50,286  Royal Caribbean Cruises Ltd.         6,715,695
        7,058  Vail Resorts, Inc.                   1,542,597
       25,883  Wyndham Worldwide Corp.              3,212,857
       35,578  Wynn Resorts Ltd.                    5,891,361
       74,939  Yum China Holdings, Inc.             3,476,420
                                              ---------------
                                                   69,366,958
                                              ---------------
               HOUSEHOLD DURABLES -- 11.0%
      106,368  CalAtlantic Group, Inc.              5,970,436
      146,810  D.R. Horton, Inc.                    7,201,031
       75,517  Garmin Ltd.                          4,753,040
       62,833  Leggett & Platt, Inc.                2,922,363
       23,712  Lennar Corp., Class A                1,485,794
       16,305  Mohawk Industries, Inc. (a)          4,582,683
      242,641  Newell Brands, Inc.                  6,415,428
        2,137  NVR, Inc. (a)                        6,791,749
      225,492  PulteGroup, Inc.                     7,177,410
      156,135  Toll Brothers, Inc.                  7,272,768
       26,676  Whirlpool Corp.                      4,839,560
                                              ---------------
                                                   59,412,262
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 5.8%
        5,129  Amazon.com, Inc. (a)                 7,441,615
      169,132  Liberty Expedia Holdings, Inc.,
                  Class A (a)                       7,930,600
      184,216  Liberty Interactive Corp. QVC
                  Group, Class A (a)                5,174,627
       15,623  Netflix, Inc. (a)                    4,222,897
       74,724  Wayfair, Inc., Class A (a)           6,875,355
                                              ---------------
                                                   31,645,094
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.5%
      198,665  eBay, Inc. (a)                       8,061,826
                                              ---------------
               LEISURE PRODUCTS -- 2.8%
       81,466  Brunswick Corp.                      5,114,435
       32,996  Hasbro, Inc.                         3,120,432
       60,469  Polaris Industries, Inc.             6,833,602
                                              ---------------
                                                   15,068,469
                                              ---------------
               MACHINERY -- 0.3%
       10,450  WABCO Holdings, Inc. (a)             1,613,375
                                              ---------------
               MEDIA -- 11.4%
        4,463  Charter Communications, Inc.,
                  Class A (a)                       1,683,667
      129,195  Cinemark Holdings, Inc.              4,754,376
      112,324  Comcast Corp., Class A               4,777,140
      335,014  Discovery Communications,
                  Inc., Class A (a)                 8,398,801
       31,404  DISH Network Corp.,
                  Class A (a)                       1,472,848
      148,762  Interpublic Group of Cos. (The),
                  Inc.                              3,256,400


                        See Notes to Financial Statements                Page 25

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       45,613  John Wiley & Sons, Inc.,
                  Class A                     $     2,891,864
      133,054  Lions Gate Entertainment Corp.,
                  Class A (a)                       4,502,547
      105,675  Live Nation Entertainment,
                  Inc. (a)                          4,761,715
        7,112  Madison Square Garden (The)
                  Co., Class A (a)                  1,535,054
       65,168  Regal Entertainment Group,
                  Class A                           1,491,044
      213,000  TEGNA, Inc.                          3,082,110
       32,787  Time Warner, Inc.                    3,126,240
      130,280  Twenty-First Century Fox, Inc.,
                  Class A                           4,807,332
      243,350  Viacom, Inc., Class B                8,132,757
       27,895  Walt Disney (The) Co.                3,031,350
                                              ---------------
                                                   61,705,245
                                              ---------------
               MULTILINE RETAIL -- 6.5%
       64,489  Dollar General Corp.                 6,650,106
       55,895  Dollar Tree, Inc. (a)                6,427,925
      138,256  Kohl's Corp.                         8,954,841
      238,114  Macy's, Inc.                         6,179,058
       91,925  Target Corp.                         6,914,599
                                              ---------------
                                                   35,126,529
                                              ---------------
               PERSONAL PRODUCTS -- 1.2%
       47,140  Estee Lauder (The) Cos., Inc.,
                  Class A                           6,362,014
                                              ---------------
               PROFESSIONAL SERVICES -- 0.3%
       41,196  Nielsen Holdings PLC                 1,541,142
                                              ---------------
               ROAD & RAIL -- 0.8%
       11,904  AMERCO                               4,345,912
                                              ---------------
               SPECIALTY RETAIL -- 21.3%
       30,084  Advance Auto Parts, Inc.             3,519,527
      116,853  AutoNation, Inc. (a) (b)             7,036,888
        2,108  AutoZone, Inc. (a)                   1,613,548
      340,955  Bed Bath & Beyond, Inc.              7,869,241
       65,701  Best Buy Co., Inc.                   4,800,115
       60,941  Burlington Stores, Inc. (a)          7,417,129
      260,877  Dick's Sporting Goods, Inc.          8,207,190
      159,932  Foot Locker, Inc.                    7,860,658
      417,694  GameStop Corp., Class A              7,021,436
      176,103  Gap (The), Inc.                      5,853,664
       23,735  Home Depot (The), Inc.               4,768,361
       24,901  L Brands, Inc.                       1,247,291
       64,537  Lowe's Cos., Inc.                    6,758,960
      123,979  Michaels (The) Cos., Inc. (a)        3,331,316
       55,980  Murphy USA, Inc. (a)                 4,775,654
      125,352  Penske Automotive Group, Inc.        6,542,121
       74,742  Ross Stores, Inc.                    6,157,993
      159,864  Sally Beauty Holdings, Inc. (a)      2,655,341
       14,425  Tiffany & Co.                        1,538,426
       60,182  Tractor Supply Co.                   4,588,878
      171,081  Urban Outfitters, Inc. (a)           5,835,573


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
      116,017  Williams-Sonoma, Inc. (b)      $     5,943,551
                                              ---------------
                                                  115,342,861
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 6.5%
       51,052  Carter's, Inc.                       6,141,555
       57,241  Lululemon Athletica, Inc. (a)        4,476,819
       71,463  Michael Kors Holdings Ltd. (a)       4,716,558
       23,973  NIKE, Inc., Class B                  1,635,438
       32,786  PVH Corp.                            5,084,453
      198,140  Skechers U.S.A., Inc.,
                  Class A (a)                       8,161,387
       33,903  Tapestry, Inc.                       1,594,797
       40,528  VF Corp.                             3,288,442
                                              ---------------
                                                   35,099,449
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        540,873,735
               (Cost $475,701,958)            ---------------

               MONEY MARKET FUNDS -- 0.3%
    1,293,840  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                     1,293,840
      373,483  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                   373,483
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                           1,667,323
               (Cost $1,667,323)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$   2,169,748  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,169,827. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is
                  $2,213,125. (d)                   2,169,748

    1,466,712  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $1,466,765. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is
                  $1,510,477. (d)                   1,466,712
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.7%                           3,636,460
               (Cost $3,636,460)              ---------------


Page 26                 See Notes to Financial Statements

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

JANUARY 31, 2018 (UNAUDITED)

               DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.9%    $   546,177,518
               (Cost $481,005,741) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%            (4,962,667)
                                              ---------------
               NET ASSETS -- 100.0%           $   541,214,851
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,736,476 and the total value of the collateral held by the Fund is $4,930,300.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $82,651,694 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,479,917. The net unrealized appreciation was $65,171,777.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $  540,873,735   $          --   $         --
Money Market Funds          1,667,323              --             --
Repurchase Agreements              --       3,636,460             --
                       ---------------------------------------------
Total Investments      $  542,541,058   $   3,636,460   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,736,476
Non-cash Collateral(2)                             (4,736,476)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     3,636,460
Non-cash Collateral(4)                             (3,636,460)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 27

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BEVERAGES -- 15.2%
      129,825  Brown-Forman Corp., Class B    $     8,996,873
       39,005  Constellation Brands, Inc.,
                  Class A                           8,560,427
       30,618  Dr Pepper Snapple Group, Inc.        3,654,258
      206,907  Molson Coors Brewing Co.,
                  Class B                          17,384,326
      214,645  Monster Beverage Corp. (a)          14,645,228
       24,778  PepsiCo, Inc.                        2,980,794
                                              ---------------
                                                   56,221,906
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 29.6%
       79,640  Casey's General Stores, Inc.         9,645,201
      234,223  CVS Health Corp.                    18,431,008
      494,892  Kroger (The) Co.                    15,024,921
    4,525,407  Rite Aid Corp. (a) (b)               9,865,387
      697,374  Sprouts Farmers Market,
                  Inc. (a)                         19,477,656
      223,691  Sysco Corp.                         14,063,453
      279,208  US Foods Holding Corp. (a)           8,970,953
      187,065  Walgreens Boots Alliance, Inc.      14,078,512
                                              ---------------
                                                  109,557,091
                                              ---------------
               FOOD PRODUCTS -- 45.1%
      423,680  Archer-Daniels-Midland Co.          18,197,056
      414,300  Blue Buffalo Pet Products,
                  Inc. (a)                         14,077,914
      253,147  Bunge Ltd.                          20,107,466
      185,303  Campbell Soup Co.                    8,625,855
      180,312  Conagra Brands, Inc.                 6,851,856
      153,893  Flowers Foods, Inc.                  3,017,842
       50,121  General Mills, Inc.                  2,931,577
      244,984  Hormel Foods Corp.                   8,410,301
       97,174  Ingredion, Inc.                     13,958,073
       71,757  J.M. Smucker (The) Co.               9,105,246
       87,352  Kraft Heinz (The) Co.                6,847,523
      300,818  Lamb Weston Holdings, Inc.          17,627,935
       69,433  Mondelez International, Inc.,
                  Class A                           3,082,825
      546,719  Pilgrim's Pride Corp. (a)           15,182,387
       85,731  Post Holdings, Inc. (a)              6,487,265
      167,569  Tyson Foods, Inc., Class A          12,753,676
                                              ---------------
                                                  167,264,797
                                              ---------------
               HOUSEHOLD PRODUCTS -- 6.2%
       45,665  Clorox (The) Co.                     6,470,274
       61,938  Energizer Holdings, Inc.             3,606,030
       56,294  Kimberly-Clark Corp.                 6,586,398
       73,927  Procter & Gamble (The) Co.           6,382,857
                                              ---------------
                                                   23,045,559
                                              ---------------
               PERSONAL PRODUCTS -- 2.9%
       43,880  Herbalife Ltd. (a) (b)               3,641,601
       99,553  Nu Skin Enterprises, Inc.,
                  Class A                           7,151,888
                                              ---------------
                                                   10,793,489
                                              ---------------
               TOBACCO -- 0.8%
       28,129  Philip Morris International,
                  Inc.                              3,016,273
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        369,899,115
               (Cost $351,089,043)            ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               RIGHTS -- 0.0%
               FOOD & STAPLES RETAILING
                  -- 0.0%
        5,790  Safeway Casa Ley, S.A.,
                  CVR (a) (c)                 $         5,876
        5,790  Safeway PDC, LLC,
                  CVR (a) (c) (d)                           0
                                              ---------------
               TOTAL RIGHTS -- 0.0%                     5,876
               (Cost $5,910)                  ---------------

               MONEY MARKET FUNDS -- 0.7%
    1,915,729  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (e) (f)                     1,915,729
      618,229  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (e)                   618,229
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                           2,533,958
               (Cost $2,533,958)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.5%
$   3,212,646  JPMorgan Chase & Co.,
                  1.32% (e), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $3,212,764. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is
                  $3,276,872. (f)                   3,212,646

    2,171,694  RBC Capital Markets LLC,
                  1.30% (e), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,171,772. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is
                  $2,236,494. (f)                   2,171,694
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.5%                           5,384,340
               (Cost $5,384,340)              ---------------

               TOTAL INVESTMENTS -- 102.0%        377,823,289
               (Cost $359,013,251) (g)
               NET OTHER ASSETS AND
                  LIABILITIES -- (2.0)%            (7,253,228)
                                              ---------------
               NET ASSETS -- 100.0%           $   370,570,061
                                              ===============


Page 28                 See Notes to Financial Statements

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2018 (UNAUDITED)


(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $7,109,913 and the total value of the collateral held by the Fund is $7,300,069.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2018, securities noted as such are valued at $5,876 or 0.0% of net assets.

(d) This security's value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

(e)   Rate shown reflects yield as of January 31, 2018.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $29,020,714 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $10,210,676. The net unrealized appreciation was $18,810,038.

CVR   - Contingent Value Rights

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $  369,899,115   $          --   $         --
Rights:
   Food & Staples
      Retailing                    --           5,876             --**
Money Market Funds          2,533,958              --             --
Repurchase Agreements              --       5,384,340             --
                       ---------------------------------------------
Total Investments      $  372,433,073   $   5,390,216   $         --**
                       =============================================

*  See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. As of January 31, 2018, there were no transfers between Level 1 and Level 2. The Fund transferred Rights valued at $0 from Level 2 to Level 3 of the fair value hierarchy. The Rights that transferred from Level 2 to Level 3 did so as a result of the expectation that no further value will be received.

Level 3 Rights are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 Rights value is based on unobservable and non-quantitative inputs. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Advisor's Pricing Committee, through the Fund's fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor's Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund's investments to prior day third-party pricing service prices. Additionally, the Advisor's Pricing Committee reviews periodic information from the Fund's third-party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

BEGINNING BALANCE AT JULY 31, 2017
Rights                                        $            --
Net Realized Gain (Loss)                                   --
Change in Unrealized Appreciation/
   (Depreciation)                                          --
Purchases                                                  --
Sales                                                      --
Transfers In:
   Rights                                                  --+
Transfers Out                                              --
                                              ---------------
ENDING BALANCE AT JANUARY 31, 2018
Rights                                                     --+
                                              ---------------
Total Level 3 Holdings                        $            --+
                                              ===============

+ Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2018.


                        See Notes to Financial Statements                Page 29

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     7,109,913
Non-cash Collateral(2)                             (7,109,913)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,384,340
Non-cash Collateral(4)                             (5,384,340)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 30                 See Notes to Financial Statements

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               CHEMICALS -- 1.5%
      149,147  Valvoline, Inc.                $     3,676,474
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 8.8%
       34,414  Halliburton Co.                      1,848,032
       26,024  Helmerich & Payne, Inc.              1,874,509
      547,244  Nabors Industries Ltd.               4,290,393
      265,206  Oceaneering International, Inc.      5,484,460
      162,438  Patterson-UTI Energy, Inc.           3,836,785
      219,607  RPC, Inc. (a)                        4,436,061
                                              ---------------
                                                   21,770,240
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 89.6%
       31,357  Anadarko Petroleum Corp.             1,882,988
       65,378  Andeavor                             7,071,285
      295,073  Antero Resources Corp. (b)           5,733,268
      177,051  Apache Corp.                         7,944,278
      130,690  Cabot Oil & Gas Corp.                3,443,682
      173,556  Cheniere Energy, Inc. (b)            9,816,327
      424,733  Chesapeake Energy Corp. (a) (b)      1,486,566
       59,715  Chevron Corp.                        7,485,275
       30,637  Cimarex Energy Co.                   3,437,471
       37,321  Concho Resources, Inc. (b)           5,875,818
       30,645  ConocoPhillips                       1,802,232
      105,845  Continental Resources, Inc. (b)      5,877,573
      225,701  Devon Energy Corp.                   9,337,250
       74,009  Diamondback Energy, Inc. (b)         9,288,130
       64,928  Energen Corp. (b)                    3,391,189
       34,637  EOG Resources, Inc.                  3,983,255
       98,495  EQT Corp.                            5,347,294
      111,722  Exxon Mobil Corp.                    9,753,331
      732,292  Gulfport Energy Corp. (b)            7,447,410
      145,941  HollyFrontier Corp.                  6,999,330
      413,684  Kinder Morgan, Inc.                  7,438,038
      113,292  Marathon Petroleum Corp.             7,847,737
      240,748  Murphy Oil Corp.                     7,728,011
       53,343  Newfield Exploration Co. (b)         1,688,839
       22,835  Occidental Petroleum Corp.           1,711,940
       31,465  ONEOK, Inc.                          1,852,030
       57,134  Parsley Energy, Inc.,
                  Class A (b)                       1,348,362
      263,585  PBF Energy, Inc., Class A            8,521,703
       55,421  Phillips 66                          5,675,110
      976,396  QEP Resources, Inc. (b)              9,139,067
      438,176  Range Resources Corp.                6,244,008
       91,879  RSP Permian, Inc. (b)                3,645,759
      253,910  SM Energy Co.                        5,928,799
    1,674,571  Southwestern Energy Co. (b)          7,100,181
      101,667  Valero Energy Corp.                  9,756,982
      282,296  Whiting Petroleum Corp. (b)          7,881,704
       55,167  Williams (The) Cos., Inc.            1,731,692
      132,821  World Fuel Services Corp.            3,704,378
      398,474  WPX Energy, Inc. (b)                 5,869,522
                                              ---------------
                                                  222,217,814
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        247,664,528
               (Cost $251,291,042)            ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.6%
    1,236,854  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)               $     1,236,854
      266,011  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                   266,011
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.6%                           1,502,865
               (Cost $1,502,865)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.4%
$   2,074,183  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,074,259. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is $2,115,650. (d)       2,074,183

    1,402,113  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $1,402,163. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $1,443,950. (d)       1,402,113
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.4%                           3,476,296
               (Cost $3,476,296)              ---------------

               TOTAL INVESTMENTS -- 101.9%        252,643,689
               (Cost $256,270,203) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.9)%            (4,782,595)
                                              ---------------
               NET ASSETS -- 100.0%           $   247,861,094
                                              ===============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $4,511,864 and the total value of the collateral held by the Fund is $4,713,150.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.


                        See Notes to Financial Statements                Page 31

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

JANUARY 31, 2018 (UNAUDITED)


(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $18,893,819 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $22,520,333. The net unrealized depreciation was $3,626,514.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $  247,664,528   $          --   $         --
Money Market Funds          1,502,865              --             --
Repurchase Agreements              --       3,476,296             --
                       ---------------------------------------------
Total Investments      $  249,167,393   $   3,476,296   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     4,511,864
Non-cash Collateral(2)                             (4,511,864)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     3,476,296
Non-cash Collateral(4)                             (3,476,296)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 32                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               BANKS -- 17.9%
      263,152  Associated Banc-Corp.          $     6,513,012
      226,427  Bank of America Corp.                7,245,664
       89,489  Bank of the Ozarks                   4,469,976
      164,150  BankUnited, Inc.                     6,736,716
      134,431  BB&T Corp.                           7,419,247
       46,963  BOK Financial Corp.                  4,540,852
       44,036  CIT Group, Inc.                      2,232,185
      116,537  Citigroup, Inc.                      9,145,824
      103,280  Citizens Financial Group, Inc.       4,740,552
       49,943  Comerica, Inc.                       4,755,572
       38,826  Commerce Bancshares, Inc.            2,271,709
       45,812  Cullen/Frost Bankers, Inc.           4,874,855
      109,879  East West Bancorp, Inc.              7,242,125
      313,726  F.N.B. Corp.                         4,501,968
      285,805  Fifth Third Bancorp                  9,460,145
      216,888  First Horizon National Corp.         4,307,396
       25,025  First Republic Bank                  2,240,989
      459,076  Huntington Bancshares, Inc.          7,427,850
       81,088  JPMorgan Chase & Co.                 9,379,449
      214,956  KeyCorp                              4,600,058
       25,355  M&T Bank Corp.                       4,837,227
      172,053  PacWest Bancorp                      9,020,739
      231,854  People's United Financial, Inc.      4,560,568
       32,701  Pinnacle Financial Partners,
                  Inc.                              2,069,973
       46,325  PNC Financial Services Group
                  (The), Inc.                       7,320,277
      188,335  Popular, Inc.                        7,653,934
       95,391  Prosperity Bancshares, Inc.          7,230,638
      250,904  Regions Financial Corp.              4,824,884
       15,789  Signature Bank (a)                   2,431,506
      103,489  SunTrust Banks, Inc.                 7,316,672
       47,654  SVB Financial Group (a)             11,749,094
       45,217  Synovus Financial Corp.              2,278,485
      422,993  TCF Financial Corp.                  9,073,200
       80,920  U.S. Bancorp                         4,623,769
       38,602  Webster Financial Corp.              2,185,645
      142,922  Wells Fargo & Co.                    9,401,409
       76,579  Western Alliance Bancorp (a)         4,492,124
      131,497  Zions Bancorporation                 7,104,783
                                              ---------------
                                                  222,281,071
                                              ---------------
               CAPITAL MARKETS -- 18.2%
       21,128  Affiliated Managers Group, Inc.      4,217,783
       51,171  Ameriprise Financial, Inc.           8,632,548
      160,997  Bank of New York Mellon (The)
                  Corp.                             9,128,530
      737,276  BGC Partners, Inc., Class A         10,550,420
       89,416  Cboe Global Markets, Inc.           12,016,616
      168,803  Charles Schwab (The) Corp.           9,003,952
       43,731  E*TRADE Financial Corp. (a)          2,304,624
      153,771  Eaton Vance Corp.                    8,887,964
       22,494  FactSet Research Systems, Inc.       4,514,321
      240,336  Federated Investors, Inc.,
                  Class B                           8,334,852
      257,100  Franklin Resources, Inc.            10,903,611
       34,039  Goldman Sachs Group (The),
                  Inc.                              9,118,708


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       30,722  Intercontinental Exchange,
                  Inc.                        $     2,268,512
      237,311  Invesco Ltd.                         8,574,046
      212,190  Lazard Ltd., Class A                12,427,968
      265,366  Legg Mason, Inc.                    11,309,899
      194,965  LPL Financial Holdings, Inc.        11,631,612
       21,489  MarketAxess Holdings, Inc.           4,216,357
       58,747  Moody's Corp.                        9,504,677
      165,258  Morgan Stanley                       9,345,340
       68,526  MSCI, Inc.                           9,540,875
       21,703  Northern Trust Corp.                 2,287,279
       97,104  Raymond James Financial, Inc.        9,359,855
       39,460  S&P Global, Inc.                     7,146,206
      120,666  SEI Investments Co.                  9,068,050
       68,477  State Street Corp.                   7,544,111
       82,642  T. Rowe Price Group, Inc.            9,225,326
       84,798  TD Ameritrade Holding Corp.          4,730,880
                                              ---------------
                                                  225,794,922
                                              ---------------
               CONSUMER FINANCE -- 7.1%
      382,038  Ally Financial, Inc.                11,373,271
       21,832  American Express Co.                 2,170,101
       87,079  Capital One Financial Corp.          9,052,733
       34,436  Credit Acceptance Corp. (a)         11,353,893
       86,896  Discover Financial Services          6,934,301
      836,352  Navient Corp.                       11,918,016
      428,631  OneMain Holdings, Inc. (a)          14,020,520
      598,292  Santander Consumer USA
                  Holdings, Inc.                   10,320,537
      383,688  SLM Corp. (a)                        4,389,391
      173,117  Synchrony Financial                  6,869,282
                                              ---------------
                                                   88,402,045
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 2.0%
       33,719  Berkshire Hathaway, Inc.,
                  Class B (a)                       7,228,679
      327,343  Leucadia National Corp.              8,861,175
      175,280  Voya Financial, Inc.                 9,098,785
                                              ---------------
                                                   25,188,639
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 16.8%
       30,394  American Tower Corp.                 4,489,194
      442,189  Apple Hospitality REIT, Inc.         8,618,264
       12,149  AvalonBay Communities, Inc.          2,070,190
      358,207  Brixmor Property Group, Inc.         5,813,700
      485,415  Columbia Property Trust, Inc.       10,625,734
      495,120  CoreCivic, Inc.                     11,491,735
       38,069  CoreSite Realty Corp.                4,123,634
       39,054  Crown Castle International Corp.     4,404,120
      149,916  CubeSmart                            4,127,187
       72,828  CyrusOne, Inc.                       4,201,447
       52,792  Douglas Emmett, Inc.                 2,041,467
       79,674  Duke Realty Corp.                    2,104,190
      102,106  EPR Properties                       6,030,380
        4,785  Equinix, Inc.                        2,178,084
       24,349  Equity LifeStyle Properties,
                  Inc.                              2,101,806
       33,996  Equity Residential                   2,094,494
        8,979  Essex Property Trust, Inc.           2,091,927


                        See Notes to Financial Statements                Page 33

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       24,791 Extra Space Storage, Inc. $ 2,069,553 117,181 Gaming and Leisure Properties,
                  Inc.                              4,270,076
      166,243  HCP, Inc.                            4,003,131
      145,244  Hospitality Properties Trust         4,126,382
      218,417  Host Hotels & Resorts, Inc.          4,534,337
      114,914  Iron Mountain, Inc.                  4,025,437
      368,274  Kimco Realty Corp.                   5,859,239
       58,399  Lamar Advertising Co., Class A       4,204,728
      155,407  Liberty Property Trust               6,435,404
      485,059  Medical Properties Trust, Inc.       6,344,572
       50,265 National Retail Properties, Inc. 1,994,515 78,717 Omega Healthcare Investors,
                  Inc. (b)                          2,128,508
      288,110  Outfront Media, Inc.                 6,453,664
      136,768  Paramount Group, Inc.                2,055,623
      387,487  Park Hotels & Resorts, Inc.         11,202,249
      568,085  Piedmont Office Realty Trust,
                  Inc., Class A                    11,089,019
      103,610  Prologis, Inc.                       6,746,047
      211,326  Rayonier, Inc.                       6,859,642
      497,329  Retail Properties of America,
                  Inc., Class A                     5,992,814
       40,918  SBA Communications Corp. (a)         7,140,191
      113,203  Senior Housing Properties Trust      1,961,808
       83,251  STORE Capital Corp.                  2,040,482
       33,132  Taubman Centers, Inc.                2,042,588
      111,380  Ventas, Inc.                         6,233,939
       27,728  Vornado Realty Trust                 1,987,543
      131,905  Weingarten Realty Investors          3,897,793
       67,991  Welltower, Inc.                      4,077,420
                                              ---------------
                                                  208,384,257
                                              ---------------
               INSURANCE -- 16.7%
       98,787  Aflac, Inc.                          8,713,013
      106,392  Allstate (The) Corp.                10,508,338
       61,582  American Financial Group, Inc.       6,979,704
       23,883  Arch Capital Group Ltd. (a)          2,171,920
      105,629  Arthur J. Gallagher & Co.            7,216,573
       21,497  Assurant, Inc.                       1,966,546
      328,912  Assured Guaranty Ltd.               11,705,978
      215,434  Athene Holding Ltd., Class A (a)    10,806,169
       42,124  Brown & Brown, Inc.                  2,210,668
       45,744  Chubb Ltd.                           7,142,926
       57,833  Cincinnati Financial Corp.           4,447,358
      163,457  CNA Financial Corp.                  8,852,831
        9,795  Everest Re Group Ltd.                2,250,891
      119,273  First American Financial Corp.       7,045,456
      283,896  FNF Group                           11,066,266
       38,519  Hartford Financial Services
                  Group (The), Inc.                 2,263,376
      112,805  Lincoln National Corp.               9,340,254
      133,597  Loews Corp.                          6,900,285
       81,134  Mercury General Corp.                3,971,509
       42,873  MetLife, Inc.                        2,060,905


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
      426,097  Old Republic International
                  Corp.                       $     9,156,825
       94,730  Principal Financial Group, Inc.      6,403,748
      197,801  Progressive (The) Corp.             10,701,034
       75,415  Prudential Financial, Inc.           8,960,810
       55,612  Reinsurance Group of America,
                  Inc.                              8,711,620
       47,797  Torchmark Corp.                      4,342,357
       63,929  Travelers (The) Cos., Inc.           9,584,236
      157,977  Unum Group                           8,402,797
      121,025  W.R. Berkley Corp.                   8,832,405
       28,775  Willis Towers Watson PLC             4,617,524
                                              ---------------
                                                  207,334,322
                                              ---------------
               IT SERVICES -- 10.9%
       26,372  Alliance Data Systems Corp.          6,768,638
      122,985  Broadridge Financial Solutions,
                  Inc.                             11,856,984
       46,912  CoreLogic, Inc. (a)                  2,221,752
       25,729  Euronet Worldwide, Inc. (a)          2,415,181
       46,078  Fidelity National Information
                  Services, Inc.                    4,716,544
       16,536  Fiserv, Inc. (a)                     2,328,930
       57,894  FleetCor Technologies, Inc. (a)     12,302,475
       86,508  Global Payments, Inc.                9,669,864
       37,071  Jack Henry & Associates, Inc.        4,621,271
       57,293  Mastercard, Inc., Class A            9,682,517
      151,316  PayPal Holdings, Inc. (a)           12,910,281
      321,324  Square, Inc., Class A (a)           15,073,309
      140,854  Total System Services, Inc.         12,516,287
       76,049  Visa, Inc., Class A                  9,447,567
       78,884  WEX, Inc. (a)                       12,212,032
       90,878  Worldpay, Inc., Class A (a)          7,298,412
                                              ---------------
                                                  136,042,044
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 5.5%
      551,764  AGNC Investment Corp.               10,367,646
      936,936  Annaly Capital Management,
                  Inc.                              9,875,305
      602,823  Chimera Investment Corp.            10,241,963
    1,406,587  MFA Financial, Inc.                 10,071,163
      623,054  New Residential Investment
                  Corp.                            10,772,604
      313,069  Starwood Property Trust, Inc.        6,383,477
      685,126  Two Harbors Investment Corp.        10,105,608
                                              ---------------
                                                   67,817,766
                                              ---------------
               PROFESSIONAL SERVICES -- 1.3%
       18,306  Dun & Bradstreet (The) Corp.         2,265,001
       18,383  Equifax, Inc.                        2,296,588
      202,699  TransUnion (a)                      12,032,213
                                              ---------------
                                                   16,593,802
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 2.6%
      257,221  CBRE Group, Inc., Class A (a)       11,752,428
       58,221  Jones Lang LaSalle, Inc.             9,102,853
      420,384  Realogy Holdings Corp.              11,564,764
                                              ---------------
                                                   32,420,045
                                              ---------------


Page 34                 See Notes to Financial Statements

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.8%
      665,997  New York Community Bancorp,
                  Inc.                        $     9,430,517
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                      1,239,689,430
               (Cost $1,044,878,201)          ---------------

               MONEY MARKET FUNDS -- 0.2%
      417,939  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       417,939
    1,972,725  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                 1,972,725
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                           2,390,664
               (Cost $2,390,664)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     700,876  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $700,902. Collateralized by
                  U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is $714,888. (d)           700,876

      473,780  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $473,797. Collateralized by
                  U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $487,917. (d)           473,780
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.1%                           1,174,656
               (Cost $1,174,656)              ---------------

               TOTAL INVESTMENTS -- 100.1%      1,243,254,750
               (Cost $1,048,443,521) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (1,747,686)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,241,507,064
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,594,954 and the total value of the collateral held by the Fund is $1,592,595.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $209,922,016 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,110,787. The net unrealized appreciation was $194,811,229.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $1,239,689,430   $          --   $         --
Money Market Funds          2,390,664              --             --
Repurchase Agreements              --       1,174,656             --
                       ---------------------------------------------
Total Investments      $1,242,080,094   $   1,174,656   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Financial Statements                Page 35

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,594,954
Non-cash Collateral(2)                             (1,592,595)
                                              ---------------
Net Amount                                    $         2,359
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See
      Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,174,656
Non-cash Collateral(4)                             (1,174,656)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 36                 See Notes to Financial Statements

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 19.3%
      178,820  AbbVie, Inc.                   $    20,067,180
       36,148  Alexion Pharmaceuticals,
                  Inc. (a)                          4,313,179
       78,997  Alkermes PLC (a)                     4,516,258
      136,117  Alnylam Pharmaceuticals,
                  Inc. (a)                         17,692,488
       99,452  Amgen, Inc.                         18,503,045
       54,281  Biogen, Inc. (a)                    18,879,475
      761,883  Exelixis, Inc. (a)                  23,092,674
      323,299  Gilead Sciences, Inc.               27,092,456
       85,954  Ionis Pharmaceuticals, Inc. (a)      4,514,304
      298,508  Neurocrine Biosciences, Inc. (a)    25,513,479
      156,549  United Therapeutics Corp. (a)       20,194,821
       92,736  Vertex Pharmaceuticals, Inc. (a)    15,474,856
                                              ---------------
                                                  199,854,215
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 23.0%
       75,752  Abbott Laboratories                  4,708,744
       92,275  ABIOMED, Inc. (a)                   21,684,625
      104,237  Align Technology, Inc. (a)          27,310,094
      133,775  Baxter International, Inc.           9,635,813
       20,202  Becton, Dickinson and Co.            4,907,874
       39,689  Cooper (The) Cos., Inc.              9,710,708
       93,157  Danaher Corp.                        9,434,941
       75,335  DexCom, Inc. (a)                     4,384,497
       38,363  Edwards Lifesciences Corp. (a)       4,855,989
      164,868  Hill-Rom Holdings, Inc.             14,068,186
      404,532  Hologic, Inc. (a)                   17,273,516
       27,648  IDEXX Laboratories, Inc. (a)         5,171,282
       38,084  Intuitive Surgical, Inc. (a)        16,439,720
      214,160  Medtronic PLC                       18,394,202
      164,091  ResMed, Inc.                        16,538,732
       49,429  STERIS PLC                           4,494,085
       89,746  Stryker Corp.                       14,752,447
       55,853  Teleflex, Inc.                      15,513,171
       38,902 Varian Medical Systems, Inc. (a) 4,960,005 43,818 West Pharmaceutical Services,
                  Inc.                              4,390,564
       71,655  Zimmer Biomet Holdings, Inc.         9,108,784
                                              ---------------
                                                  237,737,979
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 38.7%
      709,818  Acadia Healthcare Co., Inc. (a)     24,190,597
       95,865  Aetna, Inc.                         17,909,499
      151,354  AmerisourceBergen Corp.             15,085,453
       38,426  Anthem, Inc.                         9,523,884
      226,812  Cardinal Health, Inc.               16,282,834
      229,592  Centene Corp. (a)                   24,621,446
       85,156  Cigna Corp.                         17,742,253
      192,347  DaVita, Inc. (a)                    15,010,760
      250,197  Envision Healthcare Corp. (a)        9,004,590
      310,310  Express Scripts Holding Co. (a)     24,570,346
       98,438  HCA Healthcare, Inc. (a)             9,957,988
       56,017  Humana, Inc.                        15,787,271


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
      108,414  Laboratory Corp. of America
                  Holdings (a)                $    18,918,243
      465,087  LifePoint Health, Inc. (a)          22,998,552
      148,521  McKesson Corp.                      25,082,227
      323,610  MEDNAX, Inc. (a)                    17,089,844
      384,629  Patterson Cos., Inc.                13,804,335
      296,225  Premier, Inc., Class A (a)           9,612,501
      175,593  Quest Diagnostics, Inc.             18,581,251
      105,054  UnitedHealth Group, Inc.            24,874,686
      204,339  Universal Health Services, Inc.,
                  Class B                          24,827,189
      115,165  WellCare Health Plans, Inc. (a)     24,228,413
                                              ---------------
                                                  399,704,162
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.3%
       32,503  athenahealth, Inc. (a)               4,072,951
       64,155  Cerner Corp. (a)                     4,435,035
       78,213  Veeva Systems, Inc., Class A (a)     4,916,469
                                              ---------------
                                                   13,424,455
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 9.9%
      129,114  Agilent Technologies, Inc.           9,480,841
       66,748  Bio-Techne Corp.                     9,364,077
      503,899  Bruker Corp.                        17,943,843
      126,971  Charles River Laboratories
                  International, Inc. (a)          13,387,822
       79,148  Illumina, Inc. (a)                  18,412,991
      141,947  IQVIA Holdings, Inc. (a)            14,505,564
      118,254  PerkinElmer, Inc.                    9,479,241
       45,541  Thermo Fisher Scientific, Inc.      10,206,194
                                              ---------------
                                                  102,780,573
                                              ---------------
               PHARMACEUTICALS -- 7.8%
      141,102  Bristol-Myers Squibb Co.             8,832,985
       51,194  Eli Lilly and Co.                    4,169,751
       61,885  Johnson & Johnson                    8,551,888
    1,026,652  Mallinckrodt PLC (a)                18,541,335
      408,740  Mylan N.V. (a)                      17,514,509
      383,680  Pfizer, Inc.                        14,211,507
      120,032  Zoetis, Inc.                         9,210,056
                                              ---------------
                                                   81,032,031
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,034,533,415
               (Cost $881,072,640)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      203,346  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio Institutional
                  Class - 1.21% (b)                   203,346
               (Cost $203,346)                ---------------

               TOTAL INVESTMENTS -- 100.0%      1,034,736,761
               (Cost $881,275,986) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (468,267)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,034,268,494
                                              ===============


                        See Notes to Financial Statements                Page 37

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

JANUARY 31, 2018 (UNAUDITED)


(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $189,451,404 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $35,990,629. The net unrealized appreciation was $153,460,775.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $1,034,533,415   $          --   $         --
Money Market Funds            203,346              --             --
                       ---------------------------------------------
Total Investments      $1,034,736,761   $          --   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 38                 See Notes to Financial Statements

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 10.8%
       82,595  Boeing (The) Co.               $    29,269,190
      318,794  BWX Technologies, Inc.              20,224,291
       29,933  General Dynamics Corp.               6,659,494
      255,486  HEICO Corp.                         20,520,635
       81,822  Huntington Ingalls Industries,
                  Inc.                             19,435,998
       37,930  Lockheed Martin Corp.               13,459,460
       62,826  Northrop Grumman Corp.              21,394,138
       46,307  Orbital ATK, Inc.                    6,107,893
       32,420  Raytheon Co.                         6,773,835
      179,612  Rockwell Collins, Inc.              24,874,466
      215,213  Textron, Inc.                       12,626,547
       95,480  United Technologies Corp.           13,177,195
                                              ---------------
                                                  194,523,142
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 6.2%
      360,756  C.H. Robinson Worldwide, Inc.       32,994,744
      298,094  Expeditors International of
                  Washington, Inc.                 19,361,205
       97,614  FedEx Corp.                         25,621,723
      350,911  XPO Logistics, Inc. (a)             33,140,035
                                              ---------------
                                                  111,117,707
                                              ---------------
               AIRLINES -- 11.4%
      437,222  Alaska Air Group, Inc.              28,738,602
      117,046  American Airlines Group, Inc.        6,357,939
      239,741  Copa Holdings S.A., Class A         33,163,373
      573,925  Delta Air Lines, Inc.               32,581,722
    1,438,675  JetBlue Airways Corp. (a)           30,010,760
      186,080  Southwest Airlines Co.              11,313,664
      716,606  Spirit Airlines, Inc. (a)           30,183,445
      476,851  United Continental Holdings,
                  Inc. (a)                         32,340,035
                                              ---------------
                                                  204,689,540
                                              ---------------
               BUILDING PRODUCTS -- 1.8%
       99,373  A.O. Smith Corp.                     6,636,129
      639,173  Johnson Controls International
                  PLC                              25,010,839
                                              ---------------
                                                   31,646,968
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.2%
      156,323  Cintas Corp.                        26,332,609
      563,991  Copart, Inc. (a)                    24,855,083
      180,133  Republic Services, Inc.             12,393,151
      141,130  Waste Management, Inc.              12,480,126
                                              ---------------
                                                   76,060,969
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 3.5%
      655,684  AECOM (a)                           25,643,801
       92,326  Jacobs Engineering Group, Inc.       6,412,964
      821,782  Quanta Services, Inc. (a)           31,630,389
                                              ---------------
                                                   63,687,154
                                              ---------------
               CONTAINERS & PACKAGING -- 1.9%
      279,820  Avery Dennison Corp.                34,328,318
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRICAL EQUIPMENT -- 7.7%
      266,098  AMETEK, Inc.                   $    20,303,277
      406,779  Eaton Corp. PLC                     34,157,233
      174,762  Emerson Electric Co.                12,623,059
       89,988  Hubbell, Inc.                       12,233,869
      419,578  Regal Beloit Corp.                  32,685,126
       98,216  Rockwell Automation, Inc.           19,377,035
      119,145  Sensata Technologies Holding
                  N.V. (a)                          6,701,906
                                              ---------------
                                                  138,081,505
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.9%
      522,493  FLIR Systems, Inc.                  26,756,867
      149,843  Trimble, Inc. (a)                    6,608,076
                                              ---------------
                                                   33,364,943
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 3.5%
       25,869  3M Co.                               6,480,185
      169,674  Carlisle Cos., Inc.                 19,378,468
    1,105,097  General Electric Co.                17,869,418
       39,702  Honeywell International, Inc.        6,339,218
       47,025  Roper Technologies, Inc.            13,194,745
                                              ---------------
                                                   63,262,034
                                              ---------------
               IT SERVICES -- 2.5%
      125,962  Accenture PLC, Class A              20,242,093
      159,715  Booz Allen Hamilton Holding
                  Corp.                             6,257,634
      383,717  Genpact Ltd.                        13,023,355
       89,446  Paychex, Inc.                        6,104,690
                                              ---------------
                                                   45,627,772
                                              ---------------
               MACHINERY -- 23.0%
      269,963  AGCO Corp.                          19,604,713
      447,734  Allison Transmission Holdings,
                  Inc.                             19,807,752
      203,954  Caterpillar, Inc.                   33,199,632
      153,709  Colfax Corp. (a)                     6,151,434
      137,898  Cummins, Inc.                       25,924,824
      205,356  Deere & Co.                         34,175,346
      124,400  Donaldson Co., Inc.                  6,302,104
      241,202  Dover Corp.                         25,618,065
      426,444  Graco, Inc.                         19,957,579
       92,292  IDEX Corp.                          13,242,056
       72,991  Illinois Tool Works, Inc.           12,676,347
      228,212  ITT, Inc.                           12,779,872
      166,378  Nordson Corp.                       23,911,846
       66,995  Oshkosh Corp.                        6,077,786
      342,688  PACCAR, Inc.                        25,550,817
      161,036  Parker-Hannifin Corp.               32,435,871
      139,747  Snap-on, Inc.                       23,940,059
      143,553  Stanley Black & Decker, Inc.        23,862,815
      650,264  Trinity Industries, Inc.            22,414,600
      357,161  Xylem, Inc.                         25,808,454
                                              ---------------
                                                  413,441,972
                                              ---------------
               MARINE -- 1.2%
      288,678  Kirby Corp. (a)                     21,621,982
                                              ---------------


                        See Notes to Financial Statements                Page 39

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 1.9%
       41,016  CoStar Group, Inc. (a)         $    14,196,048
       48,281  ManpowerGroup, Inc.                  6,343,640
      109,643  Robert Half International, Inc.      6,346,137
       63,432  Verisk Analytics, Inc. (a)           6,346,372
                                              ---------------
                                                   33,232,197
                                              ---------------
               ROAD & RAIL -- 8.0%
      154,702  Genesee & Wyoming, Inc.,
                  Class A (a)                      12,352,955
      105,930  J.B. Hunt Transport Services,
                  Inc.                             12,799,522
      183,271  Kansas City Southern                20,733,448
      185,238  Landstar System, Inc.               20,570,680
       84,050  Norfolk Southern Corp.              12,681,464
      185,161  Old Dominion Freight Line, Inc.     27,116,828
      289,397  Ryder System, Inc.                  25,186,221
       90,821  Union Pacific Corp.                 12,124,604
                                              ---------------
                                                  143,565,722
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.1%
    1,102,568  Xerox Corp.                         37,630,646
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 7.3%
      668,332  Air Lease Corp.                     32,494,302
      304,253  HD Supply Holdings, Inc. (a)        11,832,399
       63,007  MSC Industrial Direct Co., Inc.,
                  Class A                           5,915,097
      186,951  United Rentals, Inc. (a)            33,858,696
       81,619  W.W. Grainger, Inc.                 22,009,379
      357,435  WESCO International, Inc. (a)       24,359,195
                                              ---------------
                                                  130,469,068
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 1.1%
      300,375  Macquarie Infrastructure Corp.      19,929,881
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,796,281,520
               (Cost $1,570,457,077)          ---------------

               MONEY MARKET FUNDS -- 0.0%
      627,112  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (b)                   627,112
               (Cost $627,112)                ---------------

               TOTAL INVESTMENTS -- 100.0%      1,796,908,632
               (Cost $1,571,084,189) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (771,157)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,796,137,475
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $238,756,698 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,932,255. The net unrealized appreciation was $225,824,443.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $1,796,281,520   $          --   $         --
Money Market Funds            627,112              --             --
                       ---------------------------------------------
Total Investments      $1,796,908,632   $          --   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 40                 See Notes to Financial Statements

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.1%
      147,057  Hexcel Corp.                   $    10,051,346
                                              ---------------
               BUILDING PRODUCTS -- 10.6%
      200,295  Armstrong World Industries,
                  Inc. (a)                         12,558,497
       58,230  Lennox International, Inc.          12,688,899
      207,002  Masco Corp.                          9,244,709
       98,933  Owens Corning                        9,197,801
      157,259  USG Corp. (a)                        6,079,633
                                              ---------------
                                                   49,769,539
                                              ---------------
               CHEMICALS -- 36.2%
       16,797  Air Products and Chemicals,
                  Inc.                              2,828,111
       21,551  Albemarle Corp.                      2,404,876
      246,135  Cabot Corp.                         16,648,571
       84,940  Celanese Corp., Series A             9,187,110
      242,257  Chemours (The) Co.                  12,505,306
       85,139  DowDuPont, Inc.                      6,434,806
      163,644  Eastman Chemical Co.                16,230,212
       64,054  FMC Corp.                            5,850,052
      455,378  Huntsman Corp.                      15,742,417
       39,735  International Flavors &
                  Fragrances, Inc.                  5,972,171
      137,415  LyondellBasell Industries N.V.,
                  Class A                          16,467,814
      472,624  Mosaic (The) Co.                    12,902,635
        6,940  NewMarket Corp.                      2,759,275
       77,465  Olin Corp.                           2,887,895
      277,847  Platform Specialty Products
                  Corp. (a)                         3,253,588
       23,595  PPG Industries, Inc.                 2,801,434
       39,198  Praxair, Inc.                        6,330,085
       29,578  Sherwin-Williams (The) Co.          12,337,280
      142,298  Westlake Chemical Corp.             16,022,755
                                              ---------------
                                                  169,566,393
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.9%
       54,844  Valmont Industries, Inc.             8,972,478
                                              ---------------
               CONSTRUCTION MATERIALS -- 1.3%
       53,524  Eagle Materials, Inc.                5,997,364
                                              ---------------
               CONTAINERS & PACKAGING
                  -- 15.8%
      105,418  AptarGroup, Inc.                     9,215,641
      190,323  Bemis Co., Inc.                      8,895,697
      103,352  Berry Global Group, Inc. (a)         6,117,405
      392,480  Graphic Packaging Holding Co.        6,338,552
      273,510  Owens-Illinois, Inc. (a)             6,350,902
       75,446  Packaging Corp. of America           9,478,281
       55,908  Sealed Air Corp.                     2,647,244
      228,226  Sonoco Products Co.                 12,394,954
      191,863  WestRock Co.                        12,783,832
                                              ---------------
                                                   74,222,508
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.5%
       15,665  Acuity Brands, Inc.                  2,419,303
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY -- 3.4%
       30,900  Ingersoll-Rand PLC             $     2,924,067
      246,747  Timken (The) Co.                    12,966,555
                                              ---------------
                                                   15,890,622
                                              ---------------
               METALS & MINING -- 22.2%
      168,849  Alcoa Corp. (a)                      8,783,525
      799,556  Freeport-McMoRan, Inc. (a)          15,591,342
       73,463  Newmont Mining Corp.                 2,975,986
      190,742  Nucor Corp.                         12,772,085
      176,709  Reliance Steel & Aluminum Co.       15,477,941
      255,591  Southern Copper Corp.               12,408,943
      351,485  Steel Dynamics, Inc.                15,957,419
    3,164,828  Tahoe Resources, Inc.               13,893,595
      172,312  United States Steel Corp.            6,446,192
                                              ---------------
                                                  104,307,028
                                              ---------------
               PAPER & FOREST PRODUCTS -- 3.4%
      306,131  Domtar Corp.                        15,722,888
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.6%
       72,824  Versum Materials, Inc.               2,679,923
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.0%
      166,310  Fastenal Co.                         9,140,398
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       468,739,790
               (Cost $417,585,712)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      226,404  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (b)                   226,404
               (Cost $226,404)                ---------------

               TOTAL INVESTMENTS -- 100.0%        468,966,194
               (Cost $417,812,116) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%              (124,677)
                                              ---------------
               NET ASSETS -- 100.0%           $   468,841,517
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $58,244,195 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,090,117. The net unrealized appreciation was $51,154,078.


                        See Notes to Financial Statements                Page 41

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $  468,739,790   $          --   $         --
Money Market Funds            226,404              --             --
                       ---------------------------------------------
Total Investments      $  468,966,194   $          --   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 42                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
      155,439  Harris Corp.                   $    24,773,868
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 7.1%
      155,779  Arista Networks, Inc. (a)           42,966,964
    1,071,366  ARRIS International PLC (a)         27,105,560
      574,909  Cisco Systems, Inc.                 23,881,720
      965,734  Juniper Networks, Inc.              25,253,944
       76,163  Motorola Solutions, Inc.             7,575,172
                                              ---------------
                                                  126,783,360
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 16.7%
      156,734  Amphenol Corp., Class A             14,540,213
      342,286  Arrow Electronics, Inc. (a)         27,841,543
      694,693  Avnet, Inc.                         29,524,453
      316,863  CDW Corp.                           23,698,184
      450,028  Cognex Corp.                        28,068,246
      130,035  Coherent, Inc. (a)                  33,746,683
    1,147,168  Corning, Inc.                       35,814,585
      110,977  Dolby Laboratories, Inc.,
                  Class A                           7,140,260
      171,380  IPG Photonics Corp. (a)             43,179,191
      838,805  Jabil, Inc.                         21,330,811
      212,557  Universal Display Corp.             33,881,586
                                              ---------------
                                                  298,765,755
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 9.0%
      211,596  Akamai Technologies, Inc. (a)       14,174,816
       13,060  Alphabet, Inc., Class A (a)         15,439,793
       77,986  Facebook, Inc., Class A (a)         14,574,804
      547,406  GoDaddy, Inc., Class A (a)          30,233,233
      112,547  IAC/InterActiveCorp (a)             16,315,939
       60,090  LogMeIn, Inc.                        7,559,322
    1,172,088  Match Group, Inc. (a) (b)           40,952,755
      573,169  Twitter, Inc. (a)                   14,793,492
       60,121  VeriSign, Inc. (a)                   6,909,105
                                              ---------------
                                                  160,953,259
                                              ---------------
               IT SERVICES -- 7.9%
      336,265  Amdocs Ltd.                         23,000,526
      591,236  DST Systems, Inc.                   49,291,345
      386,695  DXC Technology Co.                  38,495,487
      143,522  International Business Machines
                  Corp.                            23,494,552
      106,557  Leidos Holdings, Inc.                7,096,696
                                              ---------------
                                                  141,378,606
                                              ---------------
               PROFESSIONAL SERVICES -- 0.4%
      152,406  IHS Markit Ltd. (a)                  7,274,338
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 24.1%
      154,574  Analog Devices, Inc.                14,202,259
      430,731  Applied Materials, Inc.             23,100,103
       53,566  Broadcom Ltd.                       13,285,975
      437,772  Cavium, Inc. (a)                    38,865,398
    1,444,798  Cypress Semiconductor Corp.         24,980,557


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
      795,011  Intel Corp.                    $    38,271,830
      130,972  KLA-Tencor Corp.                    14,380,726
      149,525  Lam Research Corp.                  28,637,028
      320,494  Marvell Technology Group Ltd.        7,477,125
      131,610  Maxim Integrated Products, Inc.      8,028,210
      156,595  Microchip Technology, Inc.          14,910,976
      892,466  Micron Technology, Inc. (a)         39,018,613
      266,448  Microsemi Corp. (a)                 16,463,822
      142,243  NVIDIA Corp.                        34,963,329
    1,752,530  ON Semiconductor Corp. (a)          43,357,592
      103,310  Qorvo, Inc. (a)                      7,414,559
      876,477  Teradyne, Inc.                      40,177,706
      210,822  Texas Instruments, Inc.             23,120,849
                                              ---------------
                                                  430,656,657
                                              ---------------
               SOFTWARE -- 26.0%
      108,673  Activision Blizzard, Inc.            8,055,929
      157,064  Adobe Systems, Inc. (a)             31,375,105
      149,194  ANSYS, Inc. (a)                     24,117,210
      604,650  Atlassian Corp. PLC, Class A (a)    32,645,054
      827,027  CA, Inc.                            29,648,918
      329,072  Cadence Design Systems,
                  Inc. (a)                         14,762,170
       96,535  CDK Global, Inc.                     6,881,980
      629,970  Fortinet, Inc. (a)                  29,003,819
       92,661  Guidewire Software, Inc. (a)         7,361,916
       87,214  Intuit, Inc.                        14,643,231
      257,414  Microsoft Corp.                     24,456,904
      291,070  Oracle Corp.                        15,016,301
      183,343  Red Hat, Inc. (a)                   24,087,603
      215,378  salesforce.com, Inc. (a)            24,533,708
      168,865  ServiceNow, Inc. (a)                25,138,933
      443,002  Splunk, Inc. (a)                    40,920,095
      169,983  SS&C Technologies Holdings,
                  Inc.                              8,546,745
      161,452  Synopsys, Inc. (a)                  14,952,070
       99,429  Tableau Software, Inc.,
                  Class A (a)                       7,637,141
      250,710  Take-Two Interactive Software,
                  Inc. (a)                         31,757,436
       63,063  Ultimate Software Group (The),
                  Inc. (a)                         14,686,742
      219,626  VMware, Inc., Class A (a) (b)       27,187,503
       67,632  Workday, Inc., Class A (a)           8,108,400
                                              ---------------
                                                  465,524,913
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 7.4%
      130,111  Apple, Inc.                         21,784,485
    1,916,679  Hewlett Packard Enterprise Co.      31,433,536
      327,500  HP, Inc.                             7,637,300
      497,529  NetApp, Inc.                        30,598,033
      461,432  Western Digital Corp.               41,058,220
                                              ---------------
                                                  132,511,574
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                     1,788,622,330
               (Cost $1,561,933,492)          ---------------


Page 43                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.8%
   13,872,128  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)               $    13,872,128
      963,282  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                   963,282
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.8%                          14,835,410
               (Cost $14,835,410)             ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.2%
$  23,263,325  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $23,264,178. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is $23,728,398. (d)     23,263,325

   15,725,611  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $15,726,179. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of
                  the collateral including
                  accrued interest is
                  $16,194,842. (d)                 15,725,611
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.2%                          38,988,936
               (Cost $38,988,936)             ---------------

               TOTAL INVESTMENTS -- 103.0%      1,842,446,676
               (Cost $1,615,757,838) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.0)%           (53,879,546)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,788,567,130
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $52,650,024 and the total value of the collateral held by the Fund is $52,861,064.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $232,833,600 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,144,762. The net unrealized appreciation was $226,688,838.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $1,788,622,330  $           --   $         --
Money Market Funds         14,835,410              --             --
Repurchase Agreements              --      38,988,936             --
                       ---------------------------------------------
Total Investments      $1,803,457,740   $  38,988,936   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 44                 See Notes to Financial Statements

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    52,650,024
Non-cash Collateral(2)                            (52,650,024)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    38,988,936
Non-cash Collateral(4)                            (38,988,936)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 9.8%
      237,418  AT&T, Inc.                     $     8,891,304
      691,797  CenturyLink, Inc.                   12,320,905
       38,150  Verizon Communications, Inc.         2,062,770
                                              ---------------
                                                   23,274,979
                                              ---------------
               ELECTRIC UTILITIES -- 45.8%
       47,403  Alliant Energy Corp.                 1,884,269
       94,115  American Electric Power Co.,
                  Inc.                              6,473,230
      182,504  Avangrid, Inc.                       8,891,595
       82,316  Duke Energy Corp.                    6,461,806
      182,458  Edison International                11,409,099
       73,046  Eversource Energy                    4,608,472
      292,789  Exelon Corp.                        11,275,304
       55,853  Hawaiian Electric Industries,
                  Inc.                              1,905,146
       44,326  NextEra Energy, Inc.                 7,022,125
      280,497  OGE Energy Corp.                     9,032,003
      257,406  PG&E Corp.                          10,921,737
      108,367  Pinnacle West Capital Corp.          8,663,942
      372,819  PPL Corp.                           11,881,742
       87,423  Westar Energy, Inc.                  4,516,272
       95,941  Xcel Energy, Inc.                    4,378,747
                                              ---------------
                                                  109,325,489
                                              ---------------
               GAS UTILITIES -- 7.6%
       23,501  Atmos Energy Corp.                   1,948,233
      168,114  National Fuel Gas Co.                9,372,355
      147,454  UGI Corp.                            6,748,970
                                              ---------------
                                                   18,069,558
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 9.5%
      133,456  Calpine Corp. (a)                    2,013,851
      324,136  NRG Energy, Inc.                     8,430,777
      629,866  Vistra Energy Corp. (a)             12,282,387
                                              ---------------
                                                   22,727,015
                                              ---------------
               MULTI-UTILITIES -- 17.7%
       78,254  Ameren Corp.                         4,431,524
       81,496  Consolidated Edison, Inc.            6,549,019
       42,168  DTE Energy Co.                       4,454,627
      171,717  MDU Resources Group, Inc.            4,547,066
       78,656  NiSource, Inc.                       1,941,230
      290,075  SCANA Corp.                         11,788,648
       43,162  Sempra Energy                        4,619,197
       31,058  Vectren Corp.                        1,883,047
       30,387  WEC Energy Group, Inc.               1,953,884
                                              ---------------
                                                   42,168,242
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 9.4%
    1,175,449  Sprint Corp. (a)                     6,265,143
      332,050  Telephone & Data Systems, Inc.       9,108,132
      109,012  T-Mobile US, Inc. (a)                7,096,681
                                              ---------------
                                                   22,469,956
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.8%                    $   238,035,239
               (Cost $266,105,597)            ---------------

               MONEY MARKET FUNDS -- 0.2%
      553,892  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (b)                   553,892
               (Cost $553,892)                ---------------

               TOTAL INVESTMENTS -- 100.0%        238,589,131
               (Cost $266,659,489) (c)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%               (36,578)
                                              ---------------
               NET ASSETS -- 100.0%           $   238,552,553
                                              ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2018.

(c) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,456,582 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,526,940. The net unrealized depreciation was $28,070,358.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2        LEVEL 3
                       ---------------------------------------------
Common Stocks*         $  238,035,239   $          --   $         --
Money Market Funds            553,892              --             --
                       ---------------------------------------------
Total Investments      $  238,589,131   $          --   $         --
                       =============================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 46                 See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2018 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value.............................................     $  546,177,518        $  377,823,289        $  252,643,689
Cash  ............................................................                 --                    --                    --
Receivables:
      Investment securities sold..................................                 --                    --                    --
      Capital shares sold.........................................                 --                    --                    --
      Dividends...................................................            367,443               340,591               126,007
      Securities lending income...................................              3,260                 2,730                 5,164
      Reclaims....................................................                 --                    --                    --
Prepaid expenses..................................................              4,820                 5,682                 3,371
                                                                       --------------        --------------        --------------
      Total Assets................................................        546,553,041           378,172,292           252,778,231
                                                                       --------------        --------------        --------------
LIABILITIES:
Payables:
      Capital shares redeemed.....................................                 --                    --                    --
      Investment securities purchased.............................                 --                    --                    --
      Collateral for securities on loan...........................          4,930,300             7,300,069             4,713,150
      Investment advisory fees....................................            228,688               158,399               107,671
      Licensing fees..............................................             65,312                50,843                31,420
      Audit and tax fees..........................................             20,412                20,412                20,412
      Printing fees...............................................             17,256                19,638                13,790
      Trustees' fees..............................................                701                   747                   685
Other liabilities.................................................             75,521                52,123                30,009
                                                                       --------------        --------------        --------------
      Total Liabilities...........................................          5,338,190             7,602,231             4,917,137
                                                                       --------------        --------------        --------------
NET ASSETS........................................................     $  541,214,851        $  370,570,061        $  247,861,094
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital...................................................     $  866,884,011        $  576,828,796        $  595,302,832
Par value.........................................................            123,000                73,500               163,500
Accumulated net investment income (loss)..........................            (35,736)             (138,344)             (124,025)
Accumulated net realized gain (loss) on investments...............       (390,928,201)         (225,003,929)         (343,854,699)
Net unrealized appreciation (depreciation) on investments.........         65,171,777            18,810,038            (3,626,514)
                                                                       --------------        --------------        --------------
NET ASSETS........................................................     $  541,214,851        $  370,570,061        $  247,861,094
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share........................................     $        44.00        $        50.42        $        15.16
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).........................         12,300,002             7,350,002            16,350,002
                                                                       ==============        ==============        ==============
Investments, at cost..............................................     $  481,005,741        $  359,013,251        $  256,270,203
                                                                       ==============        ==============        ==============
Securities on loan, at value......................................     $    4,736,476        $    7,109,913        $    4,511,864
                                                                       ==============        ==============        ==============


Page 48                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $1,243,254,750        $1,034,736,761        $1,796,908,632        $  468,966,194        $1,842,446,676        $  238,589,131
                 --                    --                 4,073                    --                    --                    --

          1,609,350             3,755,045                    --                    --                    --             2,545,966
                 --                    --                    --                    --             5,553,694                    --
            748,436               293,004               464,537               207,263               130,581               257,034
              1,028                    --                    --                    27                25,713                   414
                 --                    --                    --                 3,405                    --                    --
              8,732                 8,466                10,374                 2,319                 5,138                11,178
     --------------        --------------        --------------        --------------        --------------        --------------
      1,245,622,296         1,038,793,276         1,797,387,616           469,179,208         1,848,161,802           241,403,723
     --------------        --------------        --------------        --------------        --------------        --------------


          1,612,347             3,753,682                    --                    --                    --             2,551,364
                 --                    --                    --                    --             5,552,959                    --
          1,592,595                    --                    --                    --            52,861,064                    --
            525,249               442,429               761,176               192,348               738,786               109,681
            156,631               137,533               223,285                50,735               179,573                85,238
             20,412                20,412                20,412                20,412                20,412                20,412
             43,099                40,253                42,629                13,241                23,685                43,789
                840                   834                   867                   674                   609                 1,055
            164,059               129,639               201,772                60,281               217,584                39,631
     --------------        --------------        --------------        --------------        --------------        --------------
          4,115,232             4,524,782             1,250,141               337,691            59,594,672             2,851,170
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,241,507,064        $1,034,268,494        $1,796,137,475        $  468,841,517        $1,788,567,130        $  238,552,553
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,097,224,481        $1,357,586,699        $1,572,726,115        $  519,498,022        $1,677,963,677        $  315,832,427
            385,000               139,500               428,000               103,500               322,050                93,500
          2,019,119              (558,102)             (254,527)             (232,791)             (220,166)              307,122
        (52,932,765)         (476,360,378)           (2,586,556)         (101,681,292)         (116,187,269)          (49,610,138)
        194,811,229           153,460,775           225,824,443            51,154,078           226,688,838           (28,070,358)
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,241,507,064        $1,034,268,494        $1,796,137,475        $  468,841,517        $1,788,567,130        $  238,552,553
     ==============        ==============        ==============        ==============        ==============        ==============
     $        32.25        $        74.14        $        41.97        $        45.30        $        55.54        $        25.51
     ==============        ==============        ==============        ==============        ==============        ==============

         38,500,002            13,950,002            42,800,002            10,350,002            32,205,000             9,350,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $1,048,443,521        $  881,275,986        $1,571,084,189        $  417,812,116        $1,615,757,838        $  266,659,489
     ==============        ==============        ==============        ==============        ==============        ==============
     $    1,594,954        $           --        $           --        $           --        $   52,650,024        $           --
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 49

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)

                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends.........................................................     $    3,624,254        $    3,673,844      $      2,056,061
Securities lending income (net of fees)...........................             77,912                68,002                80,076
Foreign tax withholding...........................................                 --                    --                    --
                                                                       --------------        --------------        --------------
      Total investment income.....................................          3,702,166             3,741,846             2,136,137
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees..........................................          1,142,101             1,009,010               580,663
Accounting and administration fees................................            114,255               100,531                57,987
Licensing fees....................................................             91,368                80,721                46,453
Custodian fees....................................................             38,218                37,511                15,222
Printing fees.....................................................             16,121                13,457               (16,320)
Audit and tax fees................................................             12,867                12,867                12,867
Transfer agent fees...............................................             11,354                10,006                 5,735
Legal fees........................................................              9,644                 6,931                  (916)
Registration and filing fees......................................              6,876                    --                   125
Listing fees......................................................              5,605                 5,808                 5,483
Trustees' fees and expenses.......................................              3,905                 3,933                 3,759
Other expenses....................................................              6,865                 8,756                 6,054
                                                                       --------------        --------------        --------------
      Total expenses..............................................          1,459,179             1,289,531               717,112
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS)......................................          2,242,987             2,452,315             1,419,025
                                                                       --------------        --------------        --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments.................................................         (3,096,711)          (10,982,113)           (6,231,525)
      In-kind redemptions.........................................         22,329,930             5,231,049             1,590,948
                                                                       --------------        --------------        --------------
Net realized gain (loss)..........................................         19,233,219            (5,751,064)           (4,640,577)
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on
   investments....................................................         55,734,221            31,406,783            26,306,210
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................         74,967,440            25,655,719            21,665,633
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS................................................     $   77,210,427        $   28,108,034        $   23,084,658
                                                                       ==============        ==============        ==============


Page 50                 See Notes to Financial Statements

                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


     $   15,630,850        $    2,962,725        $   10,112,385        $    2,372,036        $    4,352,992        $   14,324,319
             38,589                    --                   499                 1,814                82,116                63,720
             (6,622)                   --                    --                    --                    --                    --
     --------------        --------------        --------------        --------------        --------------        --------------
         15,662,817             2,962,725            10,112,884             2,373,850             4,435,108            14,388,039
     --------------        --------------        --------------        --------------        --------------        --------------

          2,901,818             2,572,953             3,979,822               851,293             2,773,051             2,190,974
            282,987               256,302               369,285                85,653               263,725               211,022
            232,145               205,836               318,386                68,103               221,844               175,278
            120,032                79,963               112,889                30,740                77,069                71,343
             52,875                50,967                49,550                13,361                30,815                47,994
             12,867                12,867                12,867                12,867                12,867                12,867
             27,066                25,396                32,479                 8,496                24,207                19,874
             25,342                22,344                33,612                 6,325                29,016                12,997
              3,128                    --                 5,200                 6,644                41,320                    --
              5,280                 5,808                 4,223                 4,020                 3,816                 5,279
              4,503                 4,402                 4,757                 3,799                 4,257                 4,516
             11,064                10,753                13,126                 2,820                 6,685                15,210
     --------------        --------------        --------------        --------------        --------------        --------------
          3,679,107             3,247,591             4,936,196             1,094,121             3,488,672             2,767,354
     --------------        --------------        --------------        --------------        --------------        --------------
         11,983,710              (284,866)            5,176,688             1,279,729               946,436            11,620,685
     --------------        --------------        --------------        --------------        --------------        --------------



          4,404,729            (4,095,402)           (7,389,661)             (767,959)            5,848,252            (5,556,317)
         37,242,382            78,717,754           129,369,341            15,293,938            49,609,812            72,677,658
     --------------        --------------        --------------        --------------        --------------        --------------
         41,647,111            74,622,352           121,979,680            14,525,979            55,458,064            67,121,341
     --------------        --------------        --------------        --------------        --------------        --------------

         65,338,061            29,709,973           150,759,721            38,255,449           150,483,658          (102,381,637)
     --------------        --------------        --------------        --------------        --------------        --------------
        106,985,172           104,332,325           272,739,401            52,781,428           205,941,722           (35,260,296)
     --------------        --------------        --------------        --------------        --------------        --------------

     $  118,968,882        $  104,047,459        $  277,916,089        $   54,061,157        $  206,888,158        $  (23,639,611)
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 51

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2018         Year Ended        1/31/2018         Year Ended
                                                                (Unaudited)        7/31/2017        (Unaudited)        7/31/2017
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $    2,242,987    $    6,678,161    $    2,452,315    $   11,051,868
   Net realized gain (loss)................................        19,233,219        73,673,435        (5,751,064)       83,050,909
   Net change in unrealized appreciation (depreciation)....        55,734,221       (88,610,048)       31,406,783      (269,896,843)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................        77,210,427        (8,258,452)       28,108,034      (175,794,066)
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (2,552,370)       (8,092,726)       (2,824,401)      (13,016,446)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................       198,578,145       421,516,424                --       117,849,829
   Cost of shares redeemed.................................      (139,217,979)   (1,764,870,475)     (116,089,383)   (2,025,963,673)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................        59,360,166    (1,343,354,051)     (116,089,383)   (1,908,113,844)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................       134,018,223    (1,359,705,229)      (90,805,750)   (2,096,924,356)

NET ASSETS:
   Beginning of period.....................................       407,196,628     1,766,901,857       461,375,811     2,558,300,167
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $  541,214,851    $  407,196,628    $  370,570,061    $  461,375,811
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $      (35,736)   $      273,647    $     (138,344)   $      233,742
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................        10,850,002        49,000,002         9,850,002        52,150,002
   Shares sold.............................................         5,050,000        11,750,000                --         2,600,000
   Shares redeemed.........................................        (3,600,000)      (49,900,000)       (2,500,000)      (44,900,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................        12,300,002        10,850,002         7,350,002         9,850,002
                                                               ==============    ==============    ==============    ==============


Page 52                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2018         Year Ended            1/31/2018         Year Ended            1/31/2018         Year Ended
  (Unaudited)        7/31/2017            (Unaudited)        7/31/2017            (Unaudited)        7/31/2017
----------------  ----------------      ----------------  ----------------      ----------------  ----------------


 $    1,419,025    $   11,329,842        $   11,983,710    $   16,099,458        $     (284,866)   $     (539,023)
     (4,640,577)        4,292,377            41,647,111        54,841,343            74,622,352        42,570,229
     26,306,210       (22,041,503)           65,338,061       120,801,961            29,709,973        24,576,136
 --------------    --------------        --------------    --------------        --------------    --------------

     23,084,658        (6,419,284)          118,968,882       191,742,762           104,047,459        66,607,342
 --------------    --------------        --------------    --------------        --------------    --------------

     (1,543,050)      (12,309,665)          (11,476,521)      (15,417,041)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------


     37,727,637       534,297,871           195,692,518       602,708,503           191,338,512       209,852,248
    (60,703,956)   (1,724,350,417)         (182,911,496)     (368,492,892)         (328,499,127)     (356,970,458)
 --------------    --------------        --------------    --------------        --------------    --------------

    (22,976,319)   (1,190,052,546)           12,781,022       234,215,611          (137,160,615)     (147,118,210)
 --------------    --------------        --------------    --------------        --------------    --------------
     (1,434,711)   (1,208,781,495)          120,273,383       410,541,332           (33,113,156)      (80,510,868)


    249,295,805     1,458,077,300         1,121,233,681       710,692,349         1,067,381,650     1,147,892,518
 --------------    --------------        --------------    --------------        --------------    --------------
 $  247,861,094    $  249,295,805        $1,241,507,064    $1,121,233,681        $1,034,268,494    $1,067,381,650
 ==============    ==============        ==============    ==============        ==============    ==============

 $     (124,025)   $           --        $    2,019,119    $    1,511,930        $     (558,102)   $     (273,236)
 ==============    ==============        ==============    ==============        ==============    ==============


     18,250,002       100,300,002            38,150,002        29,500,002            15,950,002        18,650,002
      2,500,000        34,250,000             6,450,000        22,450,000             2,800,000         3,350,000
     (4,400,000)     (116,300,000)           (6,100,000)      (13,800,000)           (4,800,000)       (6,050,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     16,350,002        18,250,002            38,500,002        38,150,002            13,950,002        15,950,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 53

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2018         Year Ended        1/31/2018         Year Ended
                                                                (Unaudited)        7/31/2017        (Unaudited)        7/31/2017
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $    5,176,688    $    5,509,915    $    1,279,729    $    4,243,102
   Net realized gain (loss)................................       121,979,680        54,131,489        14,525,979        28,206,320
   Net change in unrealized appreciation (depreciation)....       150,759,721        77,658,057        38,255,449          (234,173)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................       277,916,089       137,299,461        54,061,157        32,215,249
                                                               --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (5,431,215)       (5,662,895)       (1,795,780)       (4,167,221)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................       896,821,896     1,848,198,516       254,128,093       304,757,767
   Cost of shares redeemed.................................      (817,538,303)     (694,634,625)      (98,277,606)     (322,638,114)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................        79,283,593     1,153,563,891       155,850,487       (17,880,347)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................       351,768,467     1,285,200,457       208,115,864        10,167,681

NET ASSETS:
   Beginning of period.....................................     1,444,369,008       159,168,551       260,725,653       250,557,972
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $1,796,137,475    $1,444,369,008    $  468,841,517    $  260,725,653
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $     (254,527)   $           --    $     (232,791)   $      283,260
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................        40,850,002         5,500,002         6,750,002         7,300,002
   Shares sold.............................................        22,800,000        55,600,000         6,000,000         8,400,000
   Shares redeemed.........................................       (20,850,000)      (20,250,000)       (2,400,000)       (8,950,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................        42,800,002        40,850,002        10,350,002         6,750,002
                                                               ==============    ==============    ==============    ==============


Page 54                 See Notes to Financial Statements

           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2018         Year Ended            1/31/2018         Year Ended
  (Unaudited)        7/31/2017            (Unaudited)        7/31/2017
----------------  ----------------      ----------------  ----------------


 $      946,436    $    4,777,607        $   11,620,685    $   41,127,982
     55,458,064        90,526,732            67,121,341        73,464,954
    150,483,658        55,946,418          (102,381,637)      (83,198,598)
 --------------    --------------        --------------    --------------

    206,888,158       151,250,757           (23,639,611)       31,394,338
 --------------    --------------        --------------    --------------

     (1,166,602)       (5,291,512)          (13,247,761)      (42,472,356)
 --------------    --------------        --------------    --------------


  1,201,849,140       487,090,927           342,845,134       805,129,217
   (226,104,161)     (517,427,673)       (1,417,736,766)   (1,275,017,752)
 --------------    --------------        --------------    --------------

    975,744,979       (30,336,746)       (1,074,891,632)     (469,888,535)
 --------------    --------------        --------------    --------------
  1,181,466,535       115,622,499        (1,111,779,004)     (480,966,553)


    607,100,595       491,478,096         1,350,331,557     1,831,298,110
 --------------    --------------        --------------    --------------
 $1,788,567,130    $  607,100,595        $  238,552,553    $1,350,331,557
 ==============    ==============        ==============    ==============

 $     (220,166)   $           --        $      307,122    $    1,934,198
 ==============    ==============        ==============    ==============


     13,455,000        14,105,000            48,850,002        66,700,002
     23,350,000        11,750,000            12,600,000        29,950,000
     (4,600,000)      (12,400,000)          (52,100,000)      (47,800,000)
 --------------    --------------        --------------    --------------
     32,205,000        13,455,000             9,350,002        48,850,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 55

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    37.53      $    36.06   $    37.29   $    32.24   $    28.81   $    20.52
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.20            0.34         0.53         0.30         0.13         0.29
Net realized and unrealized gain (loss)             6.50            1.48        (1.43)        5.03         3.43         8.29
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    6.70            1.82        (0.90)        5.33         3.56         8.58
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.23)          (0.35)       (0.33)       (0.28)       (0.13)       (0.29)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    44.00      $    37.53   $    36.06   $    37.29   $    32.24   $    28.81
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   17.90%           5.10%       (2.34)%      16.54%       12.37%       42.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  541,215      $  407,197   $1,766,902   $2,559,671   $  943,060   $  737,449
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.63%        0.61%        0.63%        0.70%        0.72%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.63%        0.61%        0.63%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.98% (b)       0.79%        1.39%        0.91%        0.42%        1.20%
Portfolio turnover rate (c)                           43%             93%         103%         131%         100%          99%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    46.84      $    49.06   $    45.69   $    37.71   $    33.22   $    23.50
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.30            0.56         0.76         0.72         0.51         0.35
Net realized and unrealized gain (loss)             3.63           (2.20)        3.38         7.95         4.51         9.85
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.93           (1.64)        4.14         8.67         5.02        10.20
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.35)          (0.58)       (0.77)       (0.69)       (0.53)       (0.48)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    50.42      $    46.84   $    49.06   $    45.69   $    37.71   $    33.22
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    8.43%          (3.31)%       9.19%       23.09%       15.14%       43.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  370,570      $  461,376   $2,558,300   $2,894,359   $1,059,728   $  657,759
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.62%        0.61%        0.62%        0.69%        0.71%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.62%        0.61%        0.62%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.22% (b)       0.94%        1.60%        1.75%        1.59%        1.37%
Portfolio turnover rate (c)                           49%            100%         102%          87%         100%         107%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 56                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    13.66      $    14.54   $    16.93   $    28.07   $    22.62   $    18.51
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.09            0.14         0.22         0.40         0.27         0.23
Net realized and unrealized gain (loss)             1.51           (0.85)       (2.37)      (11.14)        5.43         4.12
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.60           (0.71)       (2.15)      (10.74)        5.70         4.35
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.10)          (0.17)       (0.24)       (0.40)       (0.25)       (0.24)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    15.16      $    13.66   $    14.54   $    16.93   $    28.07   $    22.62
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   11.72%          (4.99)%     (12.67)%     (38.59)%      25.30%       23.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  247,861      $  249,296   $1,458,077   $  346,292   $  813,925   $  191,135
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.63%        0.62%        0.64%        0.70%        0.74%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.63%        0.62%        0.64%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               1.22% (b)       1.03%        1.40%        1.68%        1.10%        0.82%
Portfolio turnover rate (c)                           58%             55%         112%          97%          72%          93%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    29.39      $    24.09   $    24.43   $    21.64   $    19.79   $    14.47
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.32            0.44         0.39         0.30         0.33         0.32
Net realized and unrealized gain (loss)             2.85            5.30        (0.36)        2.79         1.83         5.32
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.17            5.74         0.03         3.09         2.16         5.64
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.31)          (0.44)       (0.37)       (0.30)       (0.31)       (0.32)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    32.25      $    29.39   $    24.09   $    24.43   $    21.64   $    19.79
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   10.83%          24.00%        0.22%       14.39%       10.95%       39.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,241,507      $1,121,234   $  710,692   $1,074,976   $  904,448   $  398,820
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.63%        0.64%        0.64%        0.69%        0.72%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.63%        0.64%        0.64%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                               2.06% (b)       1.72%        1.72%        1.59%        1.61%        1.92%
Portfolio turnover rate (c)                           33%             80%          75%          80%          55%          65%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

                                           SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                              1/31/2018       ------------------------------------------------------------------
                                             (UNAUDITED)         2017         2016             2015         2014         2013
                                           ----------------   ----------   ----------       ----------   ----------   ----------
Net asset value, beginning of period          $    66.92      $    61.55   $    69.63       $    53.13   $    42.58   $    30.00
                                              ----------      ----------   ----------       ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.02)          (0.03)        0.00 (a)(b)     (0.05)       (0.01)        0.13
Net realized and unrealized gain (loss)             7.24            5.40        (8.08)           16.55        10.56        12.58
                                              ----------      ----------   ----------       ----------   ----------   ----------
Total from investment operations                    7.22            5.37        (8.08)           16.50        10.55        12.71
                                              ----------      ----------   ----------       ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --           --               --           --        (0.13)
                                              ----------      ----------   ----------       ----------   ----------   ----------
Net asset value, end of period                $    74.14      $    66.92   $    61.55       $    69.63   $    53.13   $    42.58
                                              ==========      ==========   ==========       ==========   ==========   ==========
TOTAL RETURN (c)                                   10.79%           8.72%      (11.60)%          31.06%       24.78%       42.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,034,268      $1,067,382   $1,147,893       $4,233,585   $2,151,907   $  981,566
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (d)       0.62%        0.61%           0.62%         0.67%        0.71%
Ratio of net expenses to average net
   assets                                           0.63% (d)       0.62%        0.61%           0.62%         0.67%        0.70%
Ratio of net investment income (loss) to
   average net assets                              (0.06)% (d)     (0.05)%       0.01%           (0.10)%      (0.01)%       0.36%
Portfolio turnover rate (e)                           45%            112%         118%             125%          81%          96%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    35.36      $    28.94   $    29.46   $    29.27   $    24.11   $    17.76
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.13            0.17         0.24         0.13         0.24         0.32
Net realized and unrealized gain (loss)             6.61            6.42        (0.51)        0.26         5.16         6.34
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    6.74            6.59        (0.27)        0.39         5.40         6.66
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.13)          (0.17)       (0.25)       (0.20)       (0.24)       (0.31)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    41.97      $    35.36   $    28.94   $    29.46   $    29.27   $    24.11
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (c)                                   19.10%          22.81%       (0.82)%       1.30%       22.44%       37.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,796,137      $1,444,369   $  159,169   $  380,087   $  881,038   $  231,413
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (d)       0.63%        0.66%        0.63%        0.69%        0.74%
Ratio of net expenses to average net
   assets                                           0.62% (d)       0.63%        0.66%        0.63%        0.69%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.65% (d)       0.53%        0.93%        0.55%        0.99%        1.65%
Portfolio turnover rate (e)                           39%            101%         103%         105%          95%         110%

(a)   Based on average shares outstanding.

(b)   Amount is less than $0.01.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 58                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    38.63      $    34.32   $    30.68   $    32.55   $    27.93   $    22.79
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.17            0.48         0.41         0.47         0.35         0.57
Net realized and unrealized gain (loss)             6.73            4.30         3.65        (1.88)        4.60         5.17
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    6.90            4.78         4.06        (1.41)        4.95         5.74
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.23)          (0.47)       (0.42)       (0.46)       (0.33)       (0.60)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    45.30      $    38.63   $    34.32   $    30.68   $    32.55   $    27.93
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   17.90%          14.01%       13.48%       (4.36)%      17.73%       25.39%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  468,842      $  260,726   $  250,558   $  156,470   $  706,424   $  251,349
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.65%        0.66%        0.64%        0.70%        0.73%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.65%        0.66%        0.64%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.75% (b)       1.40%        1.26%        1.25%        1.16%        1.75%
Portfolio turnover rate (c)                           41%             84%         113%         104%          76%          82%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    45.12      $    34.84   $    34.98   $    31.74   $    25.97   $    20.97
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.05            0.32         0.27         0.14         0.08         0.13
Net realized and unrealized gain (loss)            10.42           10.32        (0.14)        3.26         5.78         5.00
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   10.47           10.64         0.13         3.40         5.86         5.13
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.05)          (0.36)       (0.27)       (0.16)       (0.09)       (0.13)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    55.54      $    45.12   $    34.84   $    34.98   $    31.74   $    25.97
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   23.23%          30.72%        0.42%       10.72%       22.59%       24.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,788,567      $  607,101   $  491,478   $  900,971   $  834,967   $  284,543
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.63%        0.70%        0.72%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.63%        0.63%        0.63%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               0.17% (b)       0.82%        0.82%        0.53%        0.28%        0.53%
Portfolio turnover rate (c)                           46%            115%         109%          91%          85%          82%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

                                           SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                              1/31/2018       --------------------------------------------------------------
                                             (UNAUDITED)         2017         2016         2015         2014         2013
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    27.64      $    27.46   $    23.06   $    22.59   $    20.56   $    18.34
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.63            0.76         0.73         0.83         0.59         0.64
Net realized and unrealized gain (loss)            (2.13)           0.19         4.38         0.47         2.04         2.22
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.50)           0.95         5.11         1.30         2.63         2.86
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.63)          (0.77)       (0.71)       (0.83)       (0.60)       (0.64)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    25.51      $    27.64   $    27.46   $    23.06   $    22.59   $    20.56
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (5.48)%          3.57%       22.66%        5.77%       13.08%       15.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  238,553      $1,350,332   $1,831,298   $  132,568   $  634,851   $  205,554
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.62%        0.62%        0.69%        0.70%        0.73%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.62%        0.62%        0.69%        0.70%        0.70%
Ratio of net investment income (loss) to
   average net assets                               2.65% (b)       2.74%        2.79%        2.58%        2.31%        3.53%
Portfolio turnover rate (c)                           38%             57%          71%          94%          83%          74%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 60                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD") First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
      First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
      First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
         "FXR")
      First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
      First Trust Page Technology AlphaDEX(R) Fund - (ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)

(1) This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P. ("FTP"), the distributor of the Trust, by IDI. IDI is a successor-in-interest to previous entities that maintained the index in NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2018, all the Funds except FXH, FXR, FXZ and FXU had securities in the securities lending program. During the six months ended January 31, 2018, all Funds except for FXH participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2018, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2017 was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $     8,092,726          $            --          $            --
First Trust Consumer Staples AlphaDEX(R) Fund                       13,016,446                       --                       --
First Trust Energy AlphaDEX(R) Fund                                 12,309,665                       --                       --
First Trust Financials AlphaDEX(R) Fund                             15,417,041                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                    --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           5,662,895                       --                       --
First Trust Materials AlphaDEX(R) Fund                               4,167,221                       --                       --
First Trust Technology AlphaDEX(R) Fund                              5,291,512                       --                       --
First Trust Utilities AlphaDEX(R) Fund                              42,472,356                       --                       --

As of July 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund            $       273,647          $  (408,122,854)         $     7,398,990
First Trust Consumer Staples AlphaDEX(R) Fund                          233,742             (216,366,981)             (15,482,629)
First Trust Energy AlphaDEX(R) Fund                                         --             (337,999,772)             (31,147,074)
First Trust Financials AlphaDEX(R) Fund                              2,046,423              (85,563,434)             119,922,233
First Trust Health Care AlphaDEX(R) Fund                              (273,236)            (547,868,032)             120,636,104
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                  --             (120,241,274)              70,739,760
First Trust Materials AlphaDEX(R) Fund                                 283,260             (113,918,868)              10,610,226
First Trust Technology AlphaDEX(R) Fund                                     --             (167,621,180)              72,181,027
First Trust Utilities AlphaDEX(R) Fund                               1,934,198             (102,489,268)              60,069,068

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of January 31, 2018, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                            Capital Loss   Capital Loss       Post           Total
                                                              Available      Available     Enactment -      Capital
                                                               through        through          No            Loss
                                                              7/31/2018      7/31/2019     Expiration      Available
                                                            -------------  -------------  -------------  -------------
First Trust Consumer Discretionary AlphaDEX(R) Fund         $   1,138,594  $   9,617,858  $ 397,366,402  $ 408,122,854
First Trust Consumer Staples AlphaDEX(R) Fund                   1,058,131             --    215,308,850    216,366,981
First Trust Energy AlphaDEX(R) Fund                             2,084,336      3,349,453    332,565,983    337,999,772
First Trust Financials AlphaDEX(R) Fund                         1,630,337      3,464,108     80,468,989     85,563,434
First Trust Health Care AlphaDEX(R) Fund                        2,582,977      1,764,162    543,520,893    547,868,032
First Trust Industrials/Producer Durables AlphaDEX(R) Fund      1,325,584      1,133,736    117,781,954    120,241,274
First Trust Materials AlphaDEX(R) Fund                            886,622      7,397,299    105,634,947    113,918,868
First Trust Technology AlphaDEX(R) Fund                         2,508,150      2,516,610    162,596,420    167,621,180
First Trust Utilities AlphaDEX(R) Fund                          1,956,482             --    100,532,786    102,489,268

During the taxable year ended July 31, 2017, the following Fund utilized Post-enactment capital loss carryforwards in the following amount:

                                                            Capital Loss
                                                              Utilized
                                                            -------------
First Trust Health Care AlphaDEX(R) Fund                    $   7,425,501

Certain losses realized during the current fiscal year may be deferred and treated as occurring the first day on the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2017, the following Fund listed below incurred and elected to defer net ordinary losses as follows:

                                                               Qualified Late Year Losses
                                                            ---------------------------------
                                                            Ordinary Losses   Capital Losses
                                                            ---------------   ---------------
First Trust Health Care AlphaDEX(R) Fund                    $       273,236   $            --

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2018.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2018, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2018, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2018, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   195,817,779      $   195,812,825
First Trust Consumer Staples AlphaDEX(R) Fund                                 195,699,332          196,813,621
First Trust Energy AlphaDEX(R) Fund                                           133,558,323          133,749,869
First Trust Financials AlphaDEX(R) Fund                                       386,438,434          385,034,024
First Trust Health Care AlphaDEX(R) Fund                                      463,384,625          463,370,065
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    615,052,385          612,349,043
First Trust Materials AlphaDEX(R) Fund                                        137,545,136          137,760,974
First Trust Technology AlphaDEX(R) Fund                                       506,917,690          505,172,298
First Trust Utilities AlphaDEX(R) Fund                                        332,620,377          333,567,047

For the six months ended January 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   198,415,142      $   139,339,350
First Trust Consumer Staples AlphaDEX(R) Fund                                          --          115,961,254
First Trust Energy AlphaDEX(R) Fund                                            37,697,798           60,578,733
First Trust Financials AlphaDEX(R) Fund                                       195,071,659          182,482,258
First Trust Health Care AlphaDEX(R) Fund                                      191,324,865          328,740,443
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    896,694,870          819,673,969
First Trust Materials AlphaDEX(R) Fund                                        253,969,317           98,382,904
First Trust Technology AlphaDEX(R) Fund                                     1,200,531,184          226,115,560
First Trust Utilities AlphaDEX(R) Fund                                        342,592,570        1,416,332,724


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

CONSUMER STAPLES COMPANIES RISK. Certain of the Funds invest in consumer staples companies. Consumer staples companies provide products directly to the consumer that are typically considered non-discretionary items based on consumer purchasing habits. The success of these companies is affected by a variety of factors, such as government regulations, which may affect the permissibility of using various food additives and the production methods of companies that manufacture food products.

ENERGY COMPANIES RISK. Certain of the Funds invest in energy companies. Energy companies include integrated oil companies that are involved in the exploration, production and refining process, gas distributors and pipeline-related companies and other energy companies involved with mining, producing and delivering energy-related services and drilling. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, oil prices are generally subject to extreme volatility.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Certain of the Funds invest in financial companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

GROWTH STOCKS INVESTMENT RISK. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Index Constituent Risk. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industrials companies are involved in electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of industrials companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

MATERIALS AND PROCESSING COMPANIES RISK. Certain of the Funds invest in materials and processing companies. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REIT INVESTMENT RISK. Certain of the Funds invest in real estate investment trusts and are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

in real estate investment trusts ("REITs") involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TELECOMMUNICATIONS COMPANIES RISK. Certain of the Funds invest in telecommunications companies. Telecommunications companies are subject to risks, which include increased competition and regulation by various regulatory authorities, the need to commit substantial capital and technological obsolescence.

UTILITIES COMPANIES RISK. Certain of the Funds invest in utilities companies. General problems of utilities companies include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

VALUE STOCKS INVESTMENT RISK. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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


--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

--------------------------------------------------------------------------------
FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2018
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)
First Trust Mega Cap AlphaDEX(R) Fund (FMK)


                                  ALPHADEX(R)
                                 FAMILY OF ETFS


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2018

Shareholder Letter..........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................   4
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................   6
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................   8
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  10
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  12
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  14
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  16
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  18
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  20
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  22
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)...................  24
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)...........................  26
Notes to Fund Performance Overview..........................................  28
Understanding Your Fund Expenses............................................  29
Portfolio of Investments
      First Trust Large Cap Core AlphaDEX(R) Fund (FEX).....................  31
      First Trust Mid Cap Core AlphaDEX(R) Fund (FNX).......................  38
      First Trust Small Cap Core AlphaDEX(R) Fund (FYX).....................  46
      First Trust Large Cap Value AlphaDEX(R) Fund (FTA)....................  55
      First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)...................  60
      First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)....................  65
      First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)...................  75
      First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)......................  85
      First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY).....................  90
      First Trust Small Cap Value AlphaDEX(R) Fund (FYT)....................  95
      First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)................... 101
      First Trust Mega Cap AlphaDEX(R) Fund (FMK)........................... 107
Statements of Assets and Liabilities........................................ 110
Statements of Operations.................................................... 113
Statements of Changes in Net Assets......................................... 116
Financial Highlights........................................................ 120
Notes to Financial Statements............................................... 127
Additional Information...................................................... 135

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information Section of this report for a discussion of other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2018

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style Funds of First Trust Exchange-Traded AlphaDEX(R) Fund. This report contains detailed information about your investment for the six months ended January 31, 2018. We encourage you to read this report carefully and discuss it with your financial advisor.

As you are no doubt aware, 2017 was a very strong year for U.S. markets. The three major indices - the S&P 500(R) Index, the Dow Jones Industrial Average and the Nasdaq Composite - posted their best performance since 2013. And there was more good news for Wall Street as the year ended and analysts collected stock market data:

      o The S&P 500(R) did something it had not previously done, finishing 2017 with 12 months of gains;

      o The Dow Jones achieved a milestone as well, closing above 24,000 for the first time ever on November 30; and

      o The Nasdaq Composite set a record by having 11 months of gains in 2017 (June was the only down month, and by just 0.86%).

Global markets were also strong in 2017. According to data from the MSCI AC World Index, which captures all sources of equity returns in 23 developed and 24 emerging markets, global stocks rose every month in 2017.

As 2017 ended, President Trump signed the "Tax Cuts and Jobs Act of 2017" tax reform bill. This action by the President was viewed as making good on his earlier campaign promise to accomplish sweeping tax reform and the hope is that this bill will boost economic activity to greater highs. As 2018 began, there was much enthusiasm for the tax reform package and the potential increase in take-home pay for many Americans, as well as the reduction in the federal corporate tax rate from 35% to 21%.

At First Trust, we are optimistic about the U.S. economy. The S&P 500(R) Index began 2018 with a strong start returning over 7.5% during the period from January 2 to January 26. We also continue to believe that you should invest for the long term and be prepared for market volatility, which can happen at any time. This can be accomplished by keeping current on your portfolio and investing goals by speaking regularly with your investment professional. It's important to keep in mind that past performance of the U.S. and global stock markets or investment products can never guarantee future results. As we've said before, markets go up and they also go down, but savvy investors are prepared for either through careful attention to their portfolios and investment goals.

Thank you for giving First Trust the opportunity to be a part of your financial plan through your investment. We value our relationship with you and will report on your investment again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2018

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 25 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

The Tax Cuts and Jobs Act of 2017 was signed into law by President Trump on December 22, 2017. One of the main goals of cutting taxes, both corporate and individual, is to try and boost economic activity in the U.S. It is true that real gross domestic product ("GDP") growth has topped the 3.0% mark on an annualized basis in two of the past three quarters of 2017 (3.1% in the second quarter, 3.2% in the third quarter and 2.6% in the fourth quarter), but growth has only averaged 2.2% in the current recovery, which commenced in the third quarter of 2009, according to data from the Bureau of Economic Analysis. While it will likely take some time to determine how effective lower tax rates will be in stimulating economic growth, particularly the cut from 35% to 21% on the federal rate for corporations, the concept of tax cuts seems to have been well-received by investors, in our opinion, since Donald Trump was elected more than a year ago.

The International Monetary Fund ("IMF") updates its forecasts for global economic growth throughout the year. In its latest report (January 2018), the IMF set its global growth rate estimates for 2018 and 2019 at 3.9% and 3.9%, respectively, according to its own release. Both of those estimates were 0.2% higher than what the IMF was forecasting back in October 2017. The IMF's 2018 and 2019 estimates for U.S. growth project 2.7% and 2.5%, respectively. These were raised by 0.4% and 0.6%, respectively, from October's projections.

ETFGI, an industry research group, reported that total assets invested in exchange-traded funds ("ETFs") and exchange-traded products ("ETPs") listed globally reached a record high $5.15 trillion in January 2018, according to its own release. Total assets of U.S. listed ETFs/ETPs also reached a record high of $3.64 trillion.

STYLE/EQUITY INVESTING

One barometer for gauging investors' appetites for equities is tracking money flows in and out of open-end mutual funds and ETFs. The flows are reported over time on a rolling 12-month basis. For the 12-month period ended January 31, 2018, U.S. Equity funds/ETFs reported estimated net inflows totaling $22.47 billion, according to data from Morningstar. Investors continue to favor passive funds over actively managed funds. Passive U.S. Equity funds/ETFs reported estimated net inflows totaling $233.47 billion, compared to estimated net outflows totaling $211.00 billion for actively managed U.S. Equity funds/ETFs.

For the 12-month period ended January 31, 2018, U.S. Large Blend, U.S. Large Growth and U.S. Large Value equity funds/ETFs reported estimated net flows totaling $121.86 billion, -$43.35 billion and -$35.51 billion, respectively, according to Morningstar. U.S. Mid-Cap Blend, U.S. Mid-Cap Growth and U.S. Mid-Cap Value equity funds/ETFs reported estimated net flows totaling $4.03 billion, -$7.95 billion and -$10.25 billion, respectively. U.S. Small Blend, U.S. Small Growth and U.S. Small Value equity funds/ETFs reported estimated net flows totaling $736 million, -$5.01 billion and -$2.26 billion, respectively.

For the six-month period ended January 31, 2018, the S&P 500(R) Index posted a total return of 15.43%, according to Bloomberg. Growth stocks outperformed value stocks in the period. The S&P 500(R) Growth Index posted a total return of 17.51%, compared to 13.04% for the S&P 500(R) Value Index. The S&P MidCap 400(R) Index posted a total return of 11.84% in the period. Growth stocks outperformed value stocks in the period. The S&P MidCap 400(R) Growth Index posted a total return of 14.38%, compared to 9.18% for the S&P MidCap 400(R) Value Index. The S&P SmallCap 600(R) Index posted a total return of 11.86% in the period. Growth stocks outperformed value stocks in the period. The S&P SmallCap 600(R) Growth Index posted a total return of 12.29%, compared to 11.40% for the S&P SmallCap 600(R) Value Index.

The consensus estimated earnings growth rates for 2018 for the S&P 500(R) Growth and S&P 500(R) Value Indices were 11.78% and 16.88%, respectively, as of January 31, 2018, according to Bloomberg. The estimates for the S&P MidCap 400(R) Growth and S&P MidCap 400(R) Value Indices were 15.15% and 22.17%, respectively, and 19.89% and 26.35%, respectively, for the S&P SmallCap 600(R) Growth and S&P SmallCap 600(R) Value Indices. We believe that earnings projections are being enhanced by the aforementioned reduction in the federal corporate tax rate. We are encouraged by the fact that all six style/market cap indices had double-digit earnings growth rate forecasts as of January 31, 2018.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    14.47%     24.69%     14.94%       9.96%       8.21%       100.61%    158.46%      133.18%
Market Price                           14.57%     24.70%     14.96%      10.00%       8.21%       100.80%    159.44%      133.37%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                       14.87%     25.49%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Index(1)       15.47%     26.46%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       15.43%     26.41%     15.91%       9.78%       8.32%       109.22%    154.22%      135.71%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       18.51%
Financials                                   16.53
Consumer Discretionary                       14.72
Industrials                                  12.20
Health Care                                   9.28
Utilities                                     7.79
Consumer Staples                              6.24
Energy                                        5.69
Materials                                     5.40
Real Estate                                   2.44
Telecommunication Services                    1.20
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                              0.52%
Boeing (The) Co.                              0.51
Bunge Ltd.                                    0.50
Align Technology, Inc.                        0.50
Arista Networks, Inc.                         0.50
Gilead Sciences, Inc.                         0.49
PayPal Holdings, Inc.                         0.49
Target Corp.                                  0.49
Liberty Interactive Corp. QVC Group,
   Class A                                    0.49
Adobe Systems, Inc.                           0.48
                                            -------
  Total                                       4.97%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2007 - JANUARY 31, 2018

            First Trust Large Cap Core
                 AlphaDEX(R) Fund           S&P 500(R) Index
7/07                 $10,000                    $10,000
1/08                   9,437                      9,568
7/08                   8,686                      8,891
1/09                   5,570                      5,873
7/09                   7,020                      7,116
1/10                   7,968                      7,819
7/10                   8,583                      8,101
1/11                  10,214                      9,554
7/11                  10,346                      9,693
1/12                  10,422                      9,956
7/12                  10,574                     10,578
1/13                  12,158                     11,626
7/13                  13,894                     13,222
1/14                  14,933                     14,128
7/14                  16,371                     15,462
1/15                  17,013                     16,138
7/15                  17,627                     17,195
1/16                  15,782                     16,030
7/16                  18,261                     18,161
1/17                  19,559                     19,243
7/17                  21,306                     21,073
1/18                  24,389                     24,325


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         149              0               0             0
8/1/13 - 7/31/14         236              0               0             0
8/1/14 - 7/31/15         201              0               0             0
8/1/15 - 7/31/16         148              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 1/31/18          76              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         101              0               0             0
8/1/13 - 7/31/14          16              0               0             0
8/1/14 - 7/31/15          51              0               0             0
8/1/15 - 7/31/16         103              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 1/31/18          51              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    13.84%     19.28%     12.35%      10.74%       8.75%       79.01%     177.30%      146.02%
Market Price                           13.79%     19.36%     12.33%      10.75%       8.74%       78.84%     177.50%      145.92%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            14.22%     20.09%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 600 Mid Cap Index(1)         13.24%     19.74%       N/A        N/A          N/A          N/A        N/A          N/A
S&P MidCap 400(R) Index                11.84%     17.61%     14.06%      10.98%       9.22%       93.04%     183.46%      157.72%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       18.81%
Industrials                                  16.84
Information Technology                       16.53
Financials                                   15.29
Health Care                                   8.19
Real Estate                                   6.34
Materials                                     5.64
Utilities                                     4.60
Consumer Staples                              3.82
Energy                                        3.44
Telecommunication Services                    0.50
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Juno Therapeutics, Inc.                       0.54%
Nektar Therapeutics                           0.50
Square, Inc., Class A                         0.49
DST Systems, Inc.                             0.48
OneMain Holdings, Inc.                        0.45
Kohl's Corp.                                  0.43
On Assignment, Inc.                           0.43
ON Semiconductor Corp.                        0.42
IPG Photonics Corp.                           0.42
AutoNation, Inc.                              0.42
                                            -------
  Total                                       4.58%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)

    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
          JULY 31, 2007 - JANUARY 31, 2018

             First Trust Mid Cap        S&P MidCap
            Core AlphaDEX(R) Fund      400(R) Index
7/07               $10,000               $10,000
1/08                 9,313                 9,455
7/08                 9,249                 9,504
1/09                 5,837                 5,960
7/09                 7,823                 7,579
1/10                 8,920                 8,544
7/10                 9,695                 9,309
1/11                11,902                11,403
7/11                12,273                11,707
1/12                12,470                11,711
7/12                12,355                11,848
1/13                14,426                13,884
7/13                16,396                15,757
1/14                17,906                16,920
7/14                18,608                17,788
1/15                18,928                18,761
7/15                19,640                19,797
1/16                16,902                17,504
7/16                19,789                20,891
1/17                21,646                22,784
7/17                22,680                23,960
1/18                25,819                26,797


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         177              0               0             0
8/1/13 - 7/31/14         214              0               0             0
8/1/14 - 7/31/15         176              0               0             0
8/1/15 - 7/31/16         138              0               0             0
8/1/16 - 7/31/17         158              0               0             0
8/1/17 - 1/31/18          72              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          73              0               0             0
8/1/13 - 7/31/14          38              0               0             0
8/1/14 - 7/31/15          76              0               0             0
8/1/15 - 7/31/16         113              0               0             0
8/1/16 - 7/31/17          94              0               0             0
8/1/17 - 1/31/18          54              0               1             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    11.05%     16.17%     12.32%      10.04%       7.65%        78.75%    160.29%      120.63%
Market Price                           11.00%     16.07%     12.25%      10.05%       7.64%        78.24%    160.54%      120.49%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            11.39%     16.86%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 700 Small Cap Index(1)       10.35%     16.55%       N/A        N/A          N/A          N/A        N/A          N/A
S&P SmallCap 600(R) Index              11.86%     16.56%     15.27%      11.26%       9.11%       103.49%    190.72%      155.01%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                  21.21%
Consumer Discretionary                       16.91
Information Technology                       16.82
Financials                                   14.01
Health Care                                   9.48
Energy                                        5.71
Real Estate                                   4.98
Materials                                     4.73
Consumer Staples                              3.08
Telecommunication Services                    1.54
Utilities                                     1.53
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
McDermott International, Inc.                 0.42%
Frontier Communications Corp.                 0.38
Extreme Networks, Inc.                        0.37
Sarepta Therapeutics, Inc.                    0.37
SRC Energy, Inc.                              0.36
MGP Ingredients, Inc.                         0.36
International Speedway Corp., Class A         0.36
Weight Watchers International, Inc.           0.36
World Wrestling Entertainment, Inc.,
   Class A                                    0.36
2U, Inc.                                      0.36
                                            -------
  Total                                       3.70%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)

    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
         JULY 31, 2007 - JANUARY 31, 2018

            First Trus Small Cap       S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/07               $10,000               $10,000
1/08                 8,985                 9,199
7/08                 8,786                 9,172
1/09                 5,346                 5,821
7/09                 7,400                 7,405
1/10                 8,274                 8,088
7/10                 8,927                 8,824
1/11                10,714                10,590
7/11                11,089                11,006
1/12                11,536                11,384
7/12                11,246                11,446
1/13                13,085                13,145
7/13                15,360                15,426
1/14                16,856                16,883
7/14                16,843                17,129
1/15                17,239                17,922
7/15                17,763                19,180
1/16                15,196                17,082
7/16                18,153                20,322
1/17                20,135                22,948
7/17                21,064                23,912
1/18                23,391                26,748


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         190              0               0             0
8/1/13 - 7/31/14         184              1               0             0
8/1/14 - 7/31/15         189              0               0             0
8/1/15 - 7/31/16          94              0               0             0
8/1/16 - 7/31/17         129              0               0             0
8/1/17 - 1/31/18          66              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          60              0               0             0
8/1/13 - 7/31/14          67              0               0             0
8/1/14 - 7/31/15          63              0               0             0
8/1/15 - 7/31/16         157              0               0             0
8/1/16 - 7/31/17         123              0               0             0
8/1/17 - 1/31/18          60              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    11.58%     20.22%     13.55%      9.85%        7.88%        88.76%    155.91%      125.73%
Market Price                           11.69%     20.34%     13.56%      9.89%        7.89%        88.88%    156.71%      126.00%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      11.98%     21.01%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(1)                            14.29%     21.73%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       15.43%     26.41%     15.91%      9.78%        8.32%       109.22%    154.22%      135.71%
S&P 500(R) Value Index                 13.04%     19.35%     13.73%      7.62%        6.20%        90.25%    108.41%       90.64%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   18.59%
Consumer Discretionary                       16.21
Utilities                                    14.32
Industrials                                   9.15
Information Technology                        8.02
Energy                                        7.99
Health Care                                   7.76
Consumer Staples                              7.62
Materials                                     6.26
Telecommunication Services                    2.10
Real Estate                                   1.98
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Bunge Ltd.                                    1.03%
Gilead Sciences, Inc.                         1.02
Target Corp.                                  1.00
Liberty Interactive Corp. QVC Group,
   Class A                                    1.00
Discovery Communications, Inc.,
   Class A                                    0.98
Lear Corp.                                    0.95
CVS Health Corp.                              0.95
Viacom, Inc., Class B                         0.94
McKesson Corp.                                0.94
eBay, Inc.                                    0.94
                                            -------
  Total                                       9.75%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2007 - JANUARY 31, 2018

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/07               $10,000               $10,000          $10,000
1/08                 9,334                 9,568            9,543
7/08                 8,315                 8,891            8,414
1/09                 5,283                 5,873            5,279
7/09                 7,049                 7,116            6,423
1/10                 8,217                 7,819            7,135
7/10                 8,707                 8,101            7,385
1/11                10,252                 9,554            8,653
7/11                10,300                 9,693            8,506
1/12                10,658                 9,956            8,750
7/12                10,811                10,578            9,164
1/13                12,653                11,626           10,454
7/13                14,394                13,222           11,940
1/14                15,200                14,128           12,437
7/14                16,907                15,462           13,646
1/15                17,051                16,138           13,911
7/15                16,858                17,195           14,546
1/16                14,847                16,030           13,412
7/16                17,353                18,161           15,387
1/17                19,866                19,243           16,663
7/17                21,403                21,073           17,594
1/18                23,882                24,325           19,889


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         201              0               0             0
8/1/13 - 7/31/14         231              0               0             0
8/1/14 - 7/31/15         197              0               0             0
8/1/15 - 7/31/16         115              0               0             0
8/1/16 - 7/31/17         134              0               0             0
8/1/17 - 1/31/18          61              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          49              0               0             0
8/1/13 - 7/31/14          21              0               0             0
8/1/14 - 7/31/15          55              0               0             0
8/1/15 - 7/31/16         136              0               0             0
8/1/16 - 7/31/17         118              0               0             0
8/1/17 - 1/31/18          66              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    17.85%     30.04%     16.42%       9.64%        8.27%      113.82%    151.12%      134.57%
Market Price                           17.85%     30.11%     16.42%       9.66%        8.27%      113.89%    151.46%      134.63%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                     18.24%     30.89%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(1)                            16.50%     30.96%       N/A        N/A          N/A          N/A        N/A          N/A
S&P 500(R) Index                       15.43%     26.41%     15.91%       9.78%        8.32%      109.22%    154.22%      135.71%
S&P 500(R) Growth Index                17.51%     32.68%     17.73%      11.73%       10.26%      126.18%    203.19%      185.28%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       32.11%
Industrials                                  15.39
Financials                                   13.28
Consumer Discretionary                       12.81
Health Care                                  12.09
Consumer Staples                              4.65
Materials                                     3.96
Real Estate                                   2.59
Energy                                        2.00
Utilities                                     0.78
Telecommunication Services                    0.34
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                              1.04%
Boeing (The) Co.                              1.01
Align Technology, Inc.                        0.99
Arista Networks, Inc.                         0.98
PayPal Holdings, Inc.                         0.97
ServiceNow, Inc.                              0.96
Adobe Systems, Inc.                           0.96
Netflix, Inc.                                 0.95
Total System Services, Inc.                   0.94
FleetCor Technologies, Inc.                   0.93
                                            -------
  Total                                       9.73%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   JULY 31, 2007 - JANUARY 31, 2018

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/07                $10,000               $10,000          $10,000
1/08                  9,590                 9,568            9,600
7/08                  9,138                 8,891            9,371
1/09                  5,890                 5,873            6,486
7/09                  6,910                 7,116            7,830
1/10                  7,569                 7,819            8,509
7/10                  8,306                 8,101            8,826
1/11                 10,051                 9,554           10,480
7/11                 10,252                 9,693           10,957
1/12                  9,932                 9,956           11,246
7/12                 10,058                10,578           12,094
1/13                 11,263                11,626           12,867
7/13                 12,918                13,222           14,573
1/14                 14,186                14,128           15,948
7/14                 15,357                15,462           17,412
1/15                 16,488                16,138           18,565
7/15                 18,017                17,195           20,110
1/16                 16,507                16,030           18,919
7/16                 18,732                18,161           21,173
1/17                 18,521                19,243           21,935
7/17                 20,436                21,073           24,767
1/18                 24,083                24,325           29,103


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         102              0               0             0
8/1/13 - 7/31/14         206              0               0             0
8/1/14 - 7/31/15         206              0               0             0
8/1/15 - 7/31/16         182              0               0             0
8/1/16 - 7/31/17         146              0               0             0
8/1/17 - 1/31/18          65              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         148              0               0             0
8/1/13 - 7/31/14          46              0               0             0
8/1/14 - 7/31/15          46              0               0             0
8/1/15 - 7/31/16          69              0               0             0
8/1/16 - 7/31/17         106              0               0             0
8/1/17 - 1/31/18          62              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    10.61%     15.54%     12.21%      10.08%       7.84%        77.91%    161.34%      124.84%
Market Price                           10.65%     15.61%     12.18%      10.11%       7.84%        77.68%    161.99%      124.86%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      11.02%     16.36%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Value Index(1)     13.87%     20.82%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            15.07%     25.44%     15.75%       9.94%       8.43%       107.80%    157.94%      138.29%
S&P Composite 1500(R) Value Index      12.71%     18.66%     13.74%       7.94%       6.43%        90.37%    114.67%       95.19%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       18.61%
Financials                                   17.82
Industrials                                  12.99
Utilities                                     9.57
Information Technology                        8.75
Energy                                        7.94
Materials                                     6.68
Consumer Staples                              5.97
Health Care                                   5.15
Real Estate                                   4.81
Telecommunication Services                    1.71
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Bunge Ltd.                                    0.52%
Gilead Sciences, Inc.                         0.52
Target Corp.                                  0.51
Liberty Interactive Corp. QVC Group,
   Class A                                    0.51
Discovery Communications, Inc.,
   Class A                                    0.49
Lear Corp.                                    0.48
CVS Health Corp.                              0.48
Viacom, Inc., Class B                         0.48
McKesson Corp.                                0.48
eBay, Inc.                                    0.47
                                            -------
  Total                                       4.94%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2007 - JANUARY 31, 2018

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/07               $10,000                 $10,000                $10,000
1/08                 9,234                   9,548                  9,504
7/08                 8,447                   8,949                  8,491
1/09                 5,338                   5,627                  5,578
7/09                 7,475                   7,162                  6,520
1/10                 8,679                   7,883                  7,256
7/10                 9,242                   8,217                  7,544
1/11                11,032                   9,728                  8,863
7/11                11,103                   9,889                  8,733
1/12                11,590                  10,137                  8,981
7/12                11,506                  10,707                  9,360
1/13                13,565                  11,848                 10,718
7/13                15,640                  13,488                 12,260
1/14                16,755                  14,431                 12,821
7/14                18,045                  15,701                 14,004
1/15                18,043                  16,403                 14,294
7/15                17,911                  17,467                 14,917
1/16                15,465                  16,196                 13,701
7/16                18,265                  18,445                 15,816
1/17                20,886                  19,628                 17,195
7/17                21,820                  21,398                 18,101
1/18                24,135                  24,623                 20,402


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         165              1               0             0
8/1/13 - 7/31/14         224              0               0             0
8/1/14 - 7/31/15         132              0               0             0
8/1/15 - 7/31/16         109              0               0             0
8/1/16 - 7/31/17          97              0               0             0
8/1/17 - 1/31/18          35              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          84              0               0             0
8/1/13 - 7/31/14          28              0               0             0
8/1/14 - 7/31/15         120              0               0             0
8/1/15 - 7/31/16         142              0               0             0
8/1/16 - 7/31/17         155              0               0             0
8/1/17 - 1/31/18          92              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700 Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/18     1/31/18    1/31/18    1/31/18     to 1/31/18    1/31/18    1/31/18     to 1/31/18
FUND PERFORMANCE
NAV                                    16.93%     28.34%     15.19%      10.06%        8.51%      102.78%    160.80%      140.37%
Market Price                           16.94%     28.36%     15.19%      10.08%        8.52%      102.84%    161.25%      140.43%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     17.37%     29.33%       N/A        N/A          N/A          N/A        N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            16.08%     29.78%       N/A        N/A          N/A          N/A        N/A          N/A
S&P Composite 1500(R) Index            15.07%     25.44%     15.75%       9.94%        8.43%      107.80%    157.94%      138.29%
S&P Composite 1500(R) Growth
   Index                               17.14%     31.53%     17.43%      11.76%       10.27%      123.29%    204.04%      185.71%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       28.83%
Industrials                                  16.27
Health Care                                  14.28
Consumer Discretionary                       13.85
Financials                                   13.18
Consumer Staples                              3.71
Materials                                     3.44
Real Estate                                   3.24
Energy                                        1.36
Utilities                                     1.34
Telecommunication Services                    0.50
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                              0.53%
Boeing (The) Co.                              0.51
Align Technology, Inc.                        0.50
Arista Networks, Inc.                         0.50
PayPal Holdings, Inc.                         0.49
ServiceNow, Inc.                              0.49
Adobe Systems, Inc.                           0.49
Netflix, Inc.                                 0.48
Total System Services, Inc.                   0.48
FleetCor Technologies, Inc.                   0.47
                                            -------
  Total                                       4.94%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)

                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        JULY 31, 2007 - JANUARY 31, 2018

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/07                $10,000                 $10,000                $10,000
1/08                  9,408                   9,548                  9,592
7/08                  9,415                   8,949                  9,415
1/09                  5,901                   5,879                  6,438
7/09                  7,106                   7,162                  7,829
1/10                  7,800                   7,883                  8,524
7/10                  8,573                   8,217                  8,906
1/11                 10,433                   9,728                 10,629
7/11                 10,865                   9,889                 11,134
1/12                 10,654                  10,137                 11,388
7/12                 10,746                  10,707                 12,164
1/13                 12,099                  11,848                 13,061
7/13                 13,755                  13,488                 14,798
1/14                 15,166                  14,431                 16,179
7/14                 15,768                  15,701                 17,538
1/15                 16,781                  16,403                 18,713
7/15                 18,272                  17,467                 20,286
1/16                 16,367                  16,196                 18,958
7/16                 18,758                  18,445                 21,314
1/17                 19,114                  19,628                 22,173
7/17                 20,980                  21,398                 24,896
1/18                 24,531                  24,623                 29,163


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         111              0               0             0
8/1/13 - 7/31/14         196              0               0             0
8/1/14 - 7/31/15         162              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         156              0               0             0
8/1/17 - 1/31/18          76              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         139              0               0             0
8/1/13 - 7/31/14          56              0               0             0
8/1/14 - 7/31/15          90              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          96              0               0             0
8/1/17 - 1/31/18          51              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/18     1/31/18    1/31/18    to 1/31/18    1/31/18    to 1/31/18
FUND PERFORMANCE
NAV                                          9.82%     11.55%     10.91%       10.55%      67.85%       97.50%
Market Price                                 9.82%     11.49%     10.93%       10.55%      68.00%       97.49%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                                 10.26%     12.39%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Value Index(1)        12.02%     16.36%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Value Index                9.18%     12.25%     13.49%       12.26%      88.28%      119.18%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       20.64%
Financials                                   18.41
Industrials                                  14.22
Information Technology                        8.92
Real Estate                                   8.82
Materials                                     7.56
Utilities                                     7.44
Energy                                        6.44
Consumer Staples                              5.20
Health Care                                   1.63
Telecommunication Services                    0.72
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
DST Systems, Inc.                             0.98%
OneMain Holdings, Inc.                        0.92
Kohl's Corp.                                  0.87
Cabot Corp.                                   0.80
Dick's Sporting Goods, Inc.                   0.80
LaSalle Hotel Properties                      0.80
Goodyear Tire & Rubber (The) Co.              0.79
Avnet, Inc.                                   0.78
Navient Corp.                                 0.78
Vistra Energy Corp.                           0.78
                                            -------
  Total                                       8.30%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)

       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            APRIL 19, 2011 - JANUARY 31, 2018

              FirstTrust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
4/11               $10,000                   $10,000
7/11                 9,625                     9,581
1/12                 9,982                     9,720
7/12                 9,935                     9,869
1/13                11,765                    11,640
7/13                13,549                    13,358
1/14                14,657                    14,305
7/14                15,487                    15,311
1/15                15,205                    15,816
7/15                15,351                    16,204
1/16                13,091                    14,376
7/16                15,539                    17,468
1/17                17,704                    19,524
7/17                17,984                    20,073
8/18                19,750                    21,915


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         157              2               0             0
8/1/13 - 7/31/14         211              1               0             0
8/1/14 - 7/31/15         188              0               0             0
8/1/15 - 7/31/16         140              0               0             0
8/1/16 - 7/31/17         173              0               0             0
8/1/17 - 1/31/18          74              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          91              0               0             0
8/1/13 - 7/31/14          40              0               0             0
8/1/14 - 7/31/15          64              0               0             0
8/1/15 - 7/31/16         111              0               0             0
8/1/16 - 7/31/17          79              0               0             0
8/1/17 - 1/31/18          53              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/18     1/31/18    1/31/18    to 1/31/18    1/31/18    to 1/31/18
FUND PERFORMANCE
NAV                                         18.30%     28.87%     13.75%       11.59%      90.45%      110.43%
Market Price                                18.30%     28.83%     13.76%       11.59%      90.53%      110.43%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Growth
   Index(1)                                 18.70%     29.81%       N/A         N/A          N/A         N/A
Nasdaq US 600 Mid Cap Growth Index(1)       14.40%     23.19%       N/A         N/A          N/A         N/A
S&P MidCap 400(R) Growth Index              14.38%     22.75%     14.35%       12.66%      95.54%      124.58%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       25.97%
Industrials                                  17.17
Consumer Discretionary                       16.65
Health Care                                  16.18
Financials                                   12.47
Real Estate                                   3.81
Materials                                     3.10
Consumer Staples                              2.54
Utilities                                     1.34
Telecommunication Services                    0.42
Energy                                        0.35
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Juno Therapeutics, Inc.                       1.05%
Nektar Therapeutics                           0.98
Square, Inc., Class A                         0.95
On Assignment, Inc.                           0.84
ON Semiconductor Corp.                        0.83
IPG Photonics Corp.                           0.83
Bluebird Bio, Inc.                            0.81
Wayfair, Inc., Class A                        0.80
Marriott Vacations Worldwide Corp.            0.79
Evercore, Inc., Class A                       0.78
                                            -------
  Total                                       8.66%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)

       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
            APRIL 19, 2011 - JANUARY 31, 2018

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
4/11                $10,000                   $10,000
7/11                  9,881                     9,910
1/12                  9,804                     9,779
7/12                  9,673                     9,861
1/13                 11,050                    11,485
7/13                 12,290                    12,894
1/14                 13,612                    13,883
7/14                 13,824                    14,345
1/15                 14,646                    15,414
7/15                 15,748                    16,711
1/16                 13,744                    14,724
7/16                 15,753                    17,266
1/17                 16,331                    18,295
7/17                 17,791                    19,634
1/18                 21,047                    22,457


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         169              0               0             0
8/1/13 - 7/31/14         200              0               0             0
8/1/14 - 7/31/15         192              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         178              0               0             0
8/1/17 - 1/31/18          98              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          81              0               0             0
8/1/13 - 7/31/14          52              0               0             0
8/1/14 - 7/31/15          60              0               0             0
8/1/15 - 7/31/16         145              0               0             0
8/1/16 - 7/31/17          74              0               0             0
8/1/17 - 1/31/18          29              0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/18     1/31/18    1/31/18    to 1/31/18    1/31/18    to 1/31/18
FUND PERFORMANCE
NAV                                          9.36%     10.09%     10.73%       10.66%      66.44%       98.80%
Market Price                                 9.27%     10.09%     10.71%       10.65%      66.35%       98.70%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Value
   Index(1)                                  9.67%     10.76%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Value Index(1)      10.49%     13.44%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Value Index            11.40%     14.38%     14.62%       13.51%      97.85%      136.33%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                       21.71%
Industrials                                  21.00
Financials                                   14.94
Information Technology                       10.34
Energy                                       10.04
Materials                                     6.43
Real Estate                                   6.04
Health Care                                   3.80
Consumer Staples                              2.89
Telecommunication Services                    2.21
Utilities                                     0.60
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
McDermott International, Inc.                 0.85%
Frontier Communications Corp.                 0.77
JC Penney Co., Inc.                           0.74
International Speedway Corp., Class A         0.74
GATX Corp.                                    0.73
Dillard's, Inc., Class A                      0.71
Owens & Minor, Inc.                           0.71
Cooper Tire & Rubber Co.                      0.70
Group 1 Automotive, Inc.                      0.70
Unit Corp.                                    0.70
                                            -------
  Total                                       7.35%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)

        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
             APRIL 19, 2011 - JANUARY 31, 2018

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
4/11               $10,000                    $10,000
7/11                 9,930                      9,813
1/12                10,692                     10,331
7/12                10,005                     10,231
1/13                11,945                     11,945
7/13                14,241                     14,054
1/14                15,577                     15,278
7/14                15,931                     15,723
1/15                15,996                     16,154
7/15                15,630                     16,701
1/16                13,090                     14,973
7/16                15,754                     18,195
1/17                18,060                     20,662
7/17                18,181                     21,216
1/18                19,883                     23,634


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         177              5               0          0
8/1/13 - 7/31/14         167              0               0          0
8/1/14 - 7/31/15         164              0               0          0
8/1/15 - 7/31/16         100              0               0          0
8/1/16 - 7/31/17         125              0               0          0
8/1/17 - 1/31/18          59              0               0          0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13          67              1               0          0
8/1/13 - 7/31/14          84              0               1          0
8/1/14 - 7/31/15          88              0               0          0
8/1/15 - 7/31/16         151              0               0          0
8/1/16 - 7/31/17         127              0               0          0
8/1/17 - 1/31/18          67              1               0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the Nasdaq US 700 Small Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (4/19/11)      Ended     (4/19/11)
                                           1/31/18     1/31/18    1/31/18    to 1/31/18    1/31/18    to 1/31/18
FUND PERFORMANCE
NAV                                         12.63%     23.58%     14.19%       12.33%      94.14%      120.12%
Market Price                                12.55%     23.53%     14.17%       12.32%      93.96%      120.02%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Growth
   Index(1)                                 13.11%     24.56%       N/A         N/A          N/A         N/A
Nasdaq US 700 Small Cap Growth Index(1)     10.12%     19.55%       N/A         N/A          N/A         N/A
S&P Small Cap 600(R) Growth Index           12.29%     18.61%     15.84%       14.07%      108.61%     144.31%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       24.66%
Industrials                                  17.17
Health Care                                  17.06
Financials                                   14.06
Consumer Discretionary                       12.24
Real Estate                                   4.05
Consumer Staples                              3.06
Utilities                                     2.81
Materials                                     2.62
Energy                                        1.24
Telecommunication Services                    1.03
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Weight Watchers International, Inc.           0.91%
Extreme Networks, Inc.                        0.75
Sarepta Therapeutics, Inc.                    0.73
MGP Ingredients, Inc.                         0.73
World Wrestling Entertainment, Inc.,
   Class A                                    0.72
2U, Inc.                                      0.72
Century Aluminum Co.                          0.71
RingCentral, Inc., Class A                    0.70
Varonis Systems, Inc.                         0.70
AMN Healthcare Services, Inc.                 0.68
                                            -------
  Total                                       7.35%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)

              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 19, 2011 - JANUARY 31, 2018

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
4/11                $10,000                    $10,000
7/11                  9,920                      9,982
1/12                  9,826                     10,155
7/12                 10,157                     10,362
1/13                 11,338                     11,710
7/13                 13,014                     13,710
1/14                 14,413                     15,107
7/14                 13,992                     15,093
1/15                 14,637                     16,071
7/15                 16,115                     17,778
1/16                 14,186                     15,737
7/16                 16,685                     18,361
1/17                 17,809                     20,597
7/17                 19,540                     21,757
1/18                 22,008                     24,431


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         126              3               0             0
8/1/13 - 7/31/14         164              0               0             0
8/1/14 - 7/31/15         209              0               0             0
8/1/15 - 7/31/16         141              0               0             0
8/1/16 - 7/31/17         175              0               0             0
8/1/17 - 1/31/18          80              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         116              5               0             0
8/1/13 - 7/31/14          87              1               0             0
8/1/14 - 7/31/15          43              0               0             0
8/1/15 - 7/31/16         110              0               0             0
8/1/16 - 7/31/17          77              0               0             0
8/1/17 - 1/31/18          46              1               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

The First Trust Mega Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mega Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FMK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select mega cap stocks from the Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     AVERAGE ANNUAL             CUMULATIVE
                                                                      TOTAL RETURNS            TOTAL RETURNS
                                           6 Months    1 Year     5 Years    Inception     5 Years    Inception
                                            Ended       Ended      Ended     (5/11/11)      Ended     (5/11/11)
                                           1/31/18     1/31/18    1/31/18    to 1/31/18    1/31/18    to 1/31/18
FUND PERFORMANCE
NAV                                         17.27%     27.62%     13.88%       10.90%       91.55%     100.51%
Market Price                                17.34%     27.78%     13.88%       10.91%       91.56%     100.62%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mega Cap
   Index(1)                                 17.71%     28.57%       N/A         N/A          N/A         N/A
Nasdaq US 500 Large Cap Index(1)            15.47%     26.46%       N/A         N/A          N/A         N/A
S&P 100(R) Index                            16.13%     27.32%     15.73%       14.23%      107.63%     144.70%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 28.)


----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                       20.48%
Consumer Discretionary                       18.55
Health Care                                  16.43
Consumer Staples                             12.37
Industrials                                   9.90
Financials                                    9.26
Energy                                        6.40
Utilities                                     3.62
Telecommunication Services                    2.99
                                            -------
  Total                                     100.00%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Amazon.com, Inc.                              3.85%
Gilead Sciences, Inc.                         3.62
Lowe's Cos., Inc.                             3.49
Anthem, Inc.                                  3.41
CVS Health Corp.                              3.36
Walmart, Inc.                                 3.34
Intel Corp.                                   3.23
General Motors Co.                            3.21
Caterpillar, Inc.                             3.20
AT&T, Inc.                                    2.98
                                            -------
  Total                                      33.69%
                                            =======

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK) (CONTINUED)

            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  MAY 11, 2011 - JANUARY 31, 2018

              First Trust Mega        S&P 100(R)
            Cap AlphaDEX(R) Fund        Index
5/11              $10,000              $10,000
7/11                9,612                9,761
1/12                9,571               10,120
7/12                9,248               10,960
1/13               10,467               11,784
7/13               11,969               13,341
1/14               12,545               14,108
7/14               13,829               15,520
1/15               13,679               15,998
7/15               14,699               17,202
1/16               13,304               16,228
7/16               14,726               18,190
1/17               15,712               19,216
7/17               17,097               21,066
1/18               20,050               24,464


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF JANUARY 31, 2018

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 1, 2012 through January 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         128              0              0              0
8/1/13 - 7/31/14         158              0              0              0
8/1/14 - 7/31/15         166              0              0              0
8/1/15 - 7/31/16         145              0              0              0
8/1/16 - 7/31/17          85              0              0              0
8/1/17 - 1/31/18          36              0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD       0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/1/12 - 7/31/13         122              0               0             0
8/1/13 - 7/31/14          94              0               0             0
8/1/14 - 7/31/15          86              0               0             0
8/1/15 - 7/31/16         106              0               0             0
8/1/16 - 7/31/17         167              0               0             0
8/1/17 - 1/31/18          91              0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2018 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund or First Trust Mega Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2018.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2017     JANUARY 31, 2018      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,144.70             0.61%             $3.30
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $1,138.40             0.63%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $1,110.50             0.63%             $3.35
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,115.80             0.62%             $3.31
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $1,178.50             0.62%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2017     JANUARY 31, 2018      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,106.10             0.68%             $3.61
Hypothetical (5% return before expenses)            $1,000.00           $1,021.78             0.68%             $3.47

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $1,169.30             0.68%             $3.72
Hypothetical (5% return before expenses)            $1,000.00           $1,021.78             0.68%             $3.47

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,098.20             0.70%             $3.70
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $1,183.00             0.70%             $3.85
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,093.60             0.70%             $3.69
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $1,126.30             0.70%             $3.75
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)
Actual                                              $1,000.00           $1,172.70             0.70%             $3.83
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1, 2017 through January 31, 2018), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.4%
       22,125  Boeing (The) Co.               $     7,840,436
       27,638  Harris Corp.                         4,404,944
       16,610  Huntington Ingalls Industries,
                  Inc.                              3,945,539
        6,597  L3 Technologies, Inc.                1,401,599
        8,130  Lockheed Martin Corp.                2,884,931
       17,006  Northrop Grumman Corp.               5,791,053
        6,946  Raytheon Co.                         1,451,297
       69,177  Textron, Inc.                        4,058,615
        4,755  TransDigm Group, Inc.                1,506,907
       30,689  United Technologies Corp.            4,235,389
                                              ---------------
                                                   37,520,710
                                              ---------------
               AIR FREIGHT & LOGISTICS
                  -- 0.6%
       14,648  C.H. Robinson Worldwide, Inc.        1,339,706
       20,173  Expeditors International of
                  Washington, Inc.                  1,310,236
       26,148  FedEx Corp.                          6,863,327
                                              ---------------
                                                    9,513,269
                                              ---------------
               AIRLINES -- 1.6%
       88,756  Alaska Air Group, Inc.               5,833,932
       50,159  American Airlines Group, Inc.        2,724,637
      116,511  Delta Air Lines, Inc.                6,614,329
       59,814  Southwest Airlines Co.               3,636,691
       96,802  United Continental Holdings,
                  Inc. (a)                          6,565,112
                                              ---------------
                                                   25,374,701
                                              ---------------
               AUTO COMPONENTS -- 0.6%
       51,081  BorgWarner, Inc.                     2,873,817
       36,930  Lear Corp.                           7,132,660
                                              ---------------
                                                   10,006,477
                                              ---------------
               AUTOMOBILES -- 1.1%
      522,381  Ford Motor Co.                       5,730,520
      159,176  General Motors Co.                   6,750,654
       76,943  Harley-Davidson, Inc.                3,728,658
        4,194  Tesla, Inc. (a) (b)                  1,485,976
                                              ---------------
                                                   17,695,808
                                              ---------------
               BANKS -- 4.7%
      132,614  Bank of America Corp.                4,243,648
       78,735  BB&T Corp.                           4,345,385
       70,145  Citigroup, Inc.                      5,504,979
      124,334  Citizens Financial Group, Inc.       5,706,931
       45,094  Comerica, Inc.                       4,293,851
      172,036  Fifth Third Bancorp                  5,694,392
      179,247  Huntington Bancshares, Inc.          2,900,216
       48,811  JPMorgan Chase & Co.                 5,645,968
      129,390  KeyCorp                              2,768,946
        7,632  M&T Bank Corp.                       1,456,033
       27,131  PNC Financial Services Group
                  (The), Inc.                       4,287,241
      226,550  Regions Financial Corp.              4,356,556
       60,607  SunTrust Banks, Inc.                 4,284,915
       27,907  SVB Financial Group (a)              6,880,471
       48,709  U.S. Bancorp                         2,783,232


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       64,523  Wells Fargo & Co.              $     4,244,323
       51,346  Zions Bancorporation                 2,774,224
                                              ---------------
                                                   72,171,311
                                              ---------------
               BEVERAGES -- 1.2%
       76,013  Brown-Forman Corp., Class B          5,267,701
       17,128  Constellation Brands, Inc.,
                  Class A                           3,759,082
       13,443  Dr Pepper Snapple Group, Inc.        1,604,422
       15,898  Molson Coors Brewing Co.,
                  Class B                           1,335,750
       82,474  Monster Beverage Corp. (a)           5,627,201
       10,879  PepsiCo, Inc.                        1,308,744
                                              ---------------
                                                   18,902,900
                                              ---------------
               BIOTECHNOLOGY -- 1.2%
       53,969  AbbVie, Inc.                         6,056,401
        4,097  Biogen, Inc. (a)                     1,424,978
       91,078  Gilead Sciences, Inc.                7,632,336
       17,413  Vertex Pharmaceuticals,
                  Inc. (a)                          2,905,707
                                              ---------------
                                                   18,019,422
                                              ---------------
               BUILDING PRODUCTS -- 0.3%
       38,133  Fortune Brands Home &
                  Security, Inc.                    2,704,774
       34,242  Johnson Controls International
                  PLC                               1,339,889
                                              ---------------
                                                    4,044,663
                                              ---------------
               CAPITAL MARKETS -- 5.6%
       12,718  Affiliated Managers Group, Inc.      2,538,894
        7,702  Ameriprise Financial, Inc.           1,299,327
       96,912  Bank of New York Mellon (The)
                  Corp.                             5,494,910
       52,371  Cboe Global Markets, Inc.            7,038,139
      101,613  Charles Schwab (The) Corp.           5,420,037
       17,866  CME Group, Inc.                      2,742,074
      131,625  E*TRADE Financial Corp. (a)          6,936,638
      150,578  Franklin Resources, Inc.             6,386,013
       20,487  Goldman Sachs Group (The),
                  Inc.                              5,488,262
       18,493  Intercontinental Exchange, Inc.      1,365,523
      107,138  Invesco Ltd.                         3,870,896
       26,520  Moody's Corp.                        4,290,671
       99,481  Morgan Stanley                       5,625,651
       41,250  MSCI, Inc.                           5,743,238
       58,454  Raymond James Financial, Inc.        5,634,381
       15,405  S&P Global, Inc.                     2,789,846
       72,635  SEI Investments Co.                  5,458,520
       26,739  State Street Corp.                   2,945,836
       49,745  T. Rowe Price Group, Inc.            5,553,034
                                              ---------------
                                                   86,621,890
                                              ---------------
               CHEMICALS -- 3.2%
       15,904  Air Products and Chemicals,
                  Inc.                              2,677,757
       10,205  Albemarle Corp.                      1,138,776
       36,557  Celanese Corp., Series A             3,954,005
      104,266  Chemours (The) Co.                   5,382,211
       70,431  Eastman Chemical Co.                 6,985,347


                        See Notes to Financial Statements                Page 31

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        9,728  Ecolab, Inc.                   $     1,339,351
       59,141  LyondellBasell Industries N.V.,
                  Class A                           7,087,458
      254,267  Mosaic (The) Co.                     6,941,489
       22,339  PPG Industries, Inc.                 2,652,309
       15,910  Sherwin-Williams (The) Co.           6,636,220
       36,749  Westlake Chemical Corp.              4,137,937
                                              ---------------
                                                   48,932,860
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
       33,494  Cintas Corp.                         5,642,064
       19,303  Republic Services, Inc.              1,328,047
       28,044  Rollins, Inc.                        1,383,691
       45,365  Waste Management, Inc.               4,011,627
                                              ---------------
                                                   12,365,429
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
       27,697  Arista Networks, Inc. (a)            7,639,387
      102,210  Cisco Systems, Inc.                  4,245,803
      228,932  Juniper Networks, Inc.               5,986,572
       14,442  Motorola Solutions, Inc.             1,436,401
        9,003  Palo Alto Networks, Inc. (a)         1,421,304
                                              ---------------
                                                   20,729,467
                                              ---------------
               CONSUMER FINANCE -- 1.5%
      223,749  Ally Financial, Inc.                 6,661,008
       13,142  American Express Co.                 1,306,315
       65,518  Capital One Financial Corp.          6,811,251
       50,896  Discover Financial Services          4,061,501
      101,392  Synchrony Financial                  4,023,234
                                              ---------------
                                                   22,863,309
                                              ---------------
               CONTAINERS & PACKAGING -- 1.0%
       34,474  Ball Corp.                           1,319,665
       45,042  International Paper Co.              2,831,340
       32,472  Packaging Corp. of America           4,079,457
      103,217  WestRock Co.                         6,877,349
                                              ---------------
                                                   15,107,811
                                              ---------------
               DISTRIBUTORS -- 0.4%
       27,466  Genuine Parts Co.                    2,858,387
       64,169  LKQ Corp. (a)                        2,697,023
                                              ---------------
                                                    5,555,410
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       13,168  Berkshire Hathaway, Inc.,
                  Class B (a)                       2,822,956
      197,040  Leucadia National Corp.              5,333,873
                                              ---------------
                                                    8,156,829
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.0%
      167,815  AT&T, Inc.                           6,284,672
      312,932  CenturyLink, Inc.                    5,573,319
       73,963  Verizon Communications, Inc.         3,999,179
                                              ---------------
                                                   15,857,170
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES -- 4.1%
      122,498  Alliant Energy Corp.           $     4,869,295
       70,951  American Electric Power Co.,
                  Inc.                              4,880,010
       62,055  Duke Energy Corp.                    4,871,318
      103,168  Edison International                 6,451,095
       32,065  Entergy Corp.                        2,523,195
       82,613  Eversource Energy                    5,212,054
      165,556  Exelon Corp.                         6,375,562
        8,352  NextEra Energy, Inc.                 1,323,124
      145,540  PG&E Corp.                           6,175,262
       76,594  Pinnacle West Capital Corp.          6,123,690
      210,810  PPL Corp.                            6,718,515
       54,271  Southern (The) Co.                   2,448,165
      108,496  Xcel Energy, Inc.                    4,951,757
                                              ---------------
                                                   62,923,042
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.2%
       14,825  Acuity Brands, Inc.                  2,289,573
       54,016  AMETEK, Inc.                         4,121,421
       82,580  Eaton Corp. PLC                      6,934,243
       18,727  Emerson Electric Co.                 1,352,651
       19,935  Rockwell Automation, Inc.            3,932,976
                                              ---------------
                                                   18,630,864
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.6%
       44,586  Amphenol Corp., Class A              4,136,243
       75,111  CDW Corp.                            5,617,552
      203,958  Corning, Inc.                        6,367,569
       54,923  TE Connectivity Ltd.                 5,631,255
       64,218  Trimble, Inc. (a)                    2,832,014
                                              ---------------
                                                   24,584,633
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.1%
       18,296  American Tower Corp.                 2,702,319
       29,847  Extra Space Storage, Inc.            2,491,628
      111,581  GGP, Inc.                            2,569,710
      200,139  HCP, Inc.                            4,819,347
      328,692  Host Hotels & Resorts, Inc.          6,823,646
       34,585  Iron Mountain, Inc.                  1,211,513
      287,583  Kimco Realty Corp.                   4,575,446
       31,949  SBA Communications Corp. (a)         5,575,100
       12,927  SL Green Realty Corp.                1,299,422
                                              ---------------
                                                   32,068,131
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.5%
       89,997  CVS Health Corp.                     7,081,864
      190,149  Kroger (The) Co.                     5,772,924
       71,877  Walgreens Boots Alliance, Inc.       5,409,463
       39,642  Walmart, Inc.                        4,225,837
                                              ---------------
                                                   22,490,088
                                              ---------------
               FOOD PRODUCTS -- 2.8%
      162,790  Archer-Daniels-Midland Co.           6,991,830
       97,264  Bunge Ltd.                           7,725,680
       81,372  Campbell Soup Co.                    3,787,867
       69,281  Conagra Brands, Inc.                 2,632,678
       22,008  General Mills, Inc.                  1,287,248


Page 32                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
      107,579  Hormel Foods Corp.             $     3,693,187
       37,339  Ingredion, Inc.                      5,363,374
       31,508  J.M. Smucker (The) Co.               3,998,050
       30,486  Mondelez International, Inc.,
                  Class A                           1,353,578
       80,483  Tyson Foods, Inc., Class A           6,125,561
                                              ---------------
                                                   42,959,053
                                              ---------------
               GAS UTILITIES -- 0.6%
       45,576  Atmos Energy Corp.                   3,778,250
      111,179  UGI Corp.                            5,088,663
                                              ---------------
                                                    8,866,913
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.2%
       29,365  Align Technology, Inc. (a)           7,693,630
       20,188  Baxter International, Inc.           1,454,142
        6,098  Becton, Dickinson and Co.            1,481,448
       28,117  Danaher Corp.                        2,847,690
       39,645  DENTSPLY SIRONA, Inc.                2,410,813
       30,523  Hologic, Inc. (a)                    1,303,332
       10,729  Intuitive Surgical, Inc. (a)         4,631,387
       46,224  ResMed, Inc.                         4,658,917
       16,851  Stryker Corp.                        2,769,967
       15,735  Teleflex, Inc.                       4,370,396
                                              ---------------
                                                   33,621,722
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 4.1%
       17,395  Anthem, Inc.                         4,311,351
       63,895  Cardinal Health, Inc.                4,587,022
       64,676  Centene Corp. (a)                    6,935,854
        6,424  Cigna Corp.                          1,338,440
       54,183  DaVita, Inc. (a)                     4,228,441
       87,415  Express Scripts Holding Co. (a)      6,921,520
       44,565  HCA Healthcare, Inc. (a)             4,508,195
       56,019  Henry Schein, Inc. (a)               4,239,518
       15,784  Humana, Inc.                         4,448,405
       16,358  Laboratory Corp. of America
                  Holdings (a)                      2,854,471
       41,840  McKesson Corp.                       7,065,939
       23,678  UnitedHealth Group, Inc.             5,606,477
       57,559  Universal Health Services, Inc.,
                  Class B                           6,993,419
                                              ---------------
                                                   64,039,052
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       19,360  Cerner Corp. (a)                     1,338,357
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.9%
       61,060  Aramark                              2,797,159
       19,662  Carnival Corp.                       1,407,996
       27,182  Darden Restaurants, Inc.             2,605,395
        6,904  Domino's Pizza, Inc.                 1,497,132
       37,555  Las Vegas Sands Corp.                2,911,264
       48,069  Marriott International, Inc.,
                  Class A                           7,082,486
        7,582  McDonald's Corp.                     1,297,583


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       78,160  MGM Resorts International      $     2,848,932
       24,505  Norwegian Cruise Line
                  Holdings Ltd. (a)                 1,488,434
       10,938  Royal Caribbean Cruises Ltd.         1,460,770
        6,144  Vail Resorts, Inc.                   1,342,833
       45,046  Wyndham Worldwide Corp.              5,591,560
       38,701  Wynn Resorts Ltd.                    6,408,498
       97,818  Yum China Holdings, Inc.             4,537,777
       15,989  Yum! Brands, Inc.                    1,352,509
                                              ---------------
                                                   44,630,328
                                              ---------------
               HOUSEHOLD DURABLES -- 2.0%
      102,203  D.R. Horton, Inc.                    5,013,057
      109,530  Garmin Ltd.                          6,893,818
       61,905  Lennar Corp., Class A                3,878,967
       14,190  Mohawk Industries, Inc. (a)          3,988,242
        1,858  NVR, Inc. (a)                        5,905,040
       30,950  Whirlpool Corp.                      5,614,949
                                              ---------------
                                                   31,294,073
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       17,546  Clorox (The) Co.                     2,486,093
       28,402  Procter & Gamble (The) Co.           2,452,228
                                              ---------------
                                                    4,938,321
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.6%
       11,089  3M Co.                               2,777,795
       17,017  Honeywell International, Inc.        2,717,104
       15,116  Roper Technologies, Inc.             4,241,398
                                              ---------------
                                                    9,736,297
                                              ---------------
               INSURANCE -- 4.2%
       44,596  Aflac, Inc.                          3,933,367
       49,851  Allstate (The) Corp.                 4,923,783
       36,067  American Financial Group, Inc.       4,087,834
       14,374  Arch Capital Group Ltd. (a)          1,307,171
       41,244  Arthur J. Gallagher & Co.            2,817,790
       26,793  Chubb Ltd.                           4,183,727
       17,404  Cincinnati Financial Corp.           1,338,368
      166,275  FNF Group                            6,481,399
       23,187  Hartford Financial Services
                  Group (The), Inc.                 1,362,468
       50,931  Lincoln National Corp.               4,217,087
       52,164  Loews Corp.                          2,694,271
       55,478  Principal Financial Group, Inc.      3,750,313
       23,171  Progressive (The) Corp.              1,253,551
       45,399  Prudential Financial, Inc.           5,394,309
       25,106  Reinsurance Group of America,
                  Inc.                              3,932,855
       28,773  Torchmark Corp.                      2,614,027
       38,479  Travelers (The) Cos., Inc.           5,768,772
       95,096  Unum Group                           5,058,156
                                              ---------------
                                                   65,119,248
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.5%
        5,579  Amazon.com, Inc. (a)                 8,094,515
      267,183  Liberty Interactive Corp. QVC
                  Group, Class A (a)                7,505,170


                        See Notes to Financial Statements                Page 33

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL (CONTINUED)
       27,192  Netflix, Inc. (a)              $     7,349,998
                                              ---------------
                                                   22,949,683
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.5%
        3,718  Alphabet, Inc., Class A (a)          4,395,494
      172,885  eBay, Inc. (a)                       7,015,673
       22,186  Facebook, Inc., Class A (a)          4,146,342
      163,045  Twitter, Inc. (a)                    4,208,191
       34,209  VeriSign, Inc. (a)                   3,931,298
                                              ---------------
                                                   23,696,998
                                              ---------------
               IT SERVICES -- 4.7%
       34,094  Accenture PLC, Class A               5,478,906
       10,292  Alliance Data Systems Corp.          2,641,545
       11,136 Automatic Data Processing, Inc. 1,376,744 72,032 Broadridge Financial Solutions,
                  Inc.                              6,944,605
       36,749  Cognizant Technology Solutions
                  Corp., Class A                    2,865,687
       68,752  DXC Technology Co.                   6,844,262
       13,866  Fidelity National Information
                  Services, Inc.                    1,419,324
        9,951  Fiserv, Inc. (a)                     1,401,499
       33,902  FleetCor Technologies, Inc. (a)      7,204,175
       10,597  Gartner, Inc. (a)                    1,470,228
       34,020  International Business Machines
                  Corp.                             5,569,074
       25,860  Mastercard, Inc., Class A            4,370,340
       19,169  Paychex, Inc.                        1,308,284
       88,622  PayPal Holdings, Inc. (a)            7,561,229
       82,498  Total System Services, Inc.          7,330,772
       45,780  Visa, Inc., Class A                  5,687,249
       35,482  Worldpay, Inc., Class A (a)          2,849,559
                                              ---------------
                                                   72,323,482
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
       38,968  Agilent Technologies, Inc.           2,861,420
       17,915  Illumina, Inc. (a)                   4,167,746
        2,108  Mettler-Toledo International,
                  Inc. (a)                          1,423,448
        6,870  Thermo Fisher Scientific, Inc.       1,539,636
        6,758  Waters Corp. (a)                     1,457,092
                                              ---------------
                                                   11,449,342
                                              ---------------
               MACHINERY -- 2.5%
       29,549  Cummins, Inc.                        5,555,212
        8,334  Deere & Co.                          1,386,944
       38,765  Dover Corp.                          4,117,231
       18,036  Fortive Corp.                        1,371,097
       29,665  IDEX Corp.                           4,256,334
       23,460  Illinois Tool Works, Inc.            4,074,298
       14,631  Ingersoll-Rand PLC                   1,384,532
       73,436  PACCAR, Inc.                         5,475,388
        6,539  Parker-Hannifin Corp.                1,317,085
       29,944  Snap-on, Inc.                        5,129,707


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
       30,762  Stanley Black & Decker, Inc.   $     5,113,567
                                              ---------------
                                                   39,181,395
                                              ---------------
               MEDIA -- 2.1%
        7,772  Charter Communications, Inc.,
                  Class A (a)                       2,931,987
       32,581  Comcast Corp., Class A               1,385,670
      291,534  Discovery Communications,
                  Inc., Class A (a)                 7,308,757
      194,182  Interpublic Group of Cos. (The),
                  Inc.                              4,250,644
       38,200  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)          1,439,758
       35,837  Omnicom Group, Inc.                  2,746,906
      211,767  Viacom, Inc., Class B                7,077,253
       48,549  Walt Disney (The) Co.                5,275,820
                                              ---------------
                                                   32,416,795
                                              ---------------
               METALS & MINING -- 1.2%
      137,651  Freeport-McMoRan, Inc. (a)           2,684,195
       69,555  Newmont Mining Corp.                 2,817,673
      102,623  Nucor Corp.                          6,871,636
      151,280  Steel Dynamics, Inc.                 6,868,112
                                              ---------------
                                                   19,241,616
                                              ---------------
               MULTILINE RETAIL -- 1.0%
       42,089  Dollar General Corp.                 4,340,218
       24,324  Dollar Tree, Inc. (a)                2,797,260
       99,995  Target Corp.                         7,521,624
                                              ---------------
                                                   14,659,102
                                              ---------------
               MULTI-UTILITIES -- 3.0%
       88,486  Ameren Corp.                         5,010,962
      138,037  CenterPoint Energy, Inc.             3,889,883
       82,764  CMS Energy Corp.                     3,703,689
       61,447  Consolidated Edison, Inc.            4,937,881
       16,099  Dominion Energy, Inc.                1,230,608
       47,686  DTE Energy Co.                       5,037,549
      152,502  NiSource, Inc.                       3,763,749
      101,352  Public Service Enterprise
                  Group, Inc.                       5,257,128
      164,015  SCANA Corp.                          6,665,570
       48,820  Sempra Energy                        5,224,716
       19,645  WEC Energy Group, Inc.               1,263,173
                                              ---------------
                                                   45,984,908
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.7%
       48,654  Anadarko Petroleum Corp.             2,921,673
       45,649  Andeavor                             4,937,396
      154,537  Apache Corp.                         6,934,075
       91,251  Cabot Oil & Gas Corp.                2,404,464
      121,187  Cheniere Energy, Inc. (a)            6,854,337
       52,117  Chevron Corp.                        6,532,866
       21,388  Cimarex Energy Co.                   2,399,734
       26,060  Concho Resources, Inc. (a)           4,102,886
       47,545  ConocoPhillips                       2,796,121
      157,598  Devon Energy Corp.                   6,519,829
       41,347  Diamondback Energy, Inc. (a)         5,189,049
       22,922  EQT Corp.                            1,244,435


Page 34                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       78,011  Exxon Mobil Corp.              $     6,810,360
      288,861  Kinder Morgan, Inc.                  5,193,721
       79,106  Marathon Petroleum Corp.             5,479,673
       44,782  Noble Energy, Inc.                   1,366,747
       35,428  Occidental Petroleum Corp.           2,656,037
       38,702  Phillips 66                          3,963,085
       70,991  Valero Energy Corp.                  6,813,006
       85,593  Williams (The) Cos., Inc.            2,686,764
                                              ---------------
                                                   87,806,258
                                              ---------------
               PERSONAL PRODUCTS -- 0.5%
       51,279  Estee Lauder (The) Cos., Inc.,
                  Class A                           6,920,614
                                              ---------------
               PHARMACEUTICALS -- 1.0%
        9,337  Johnson & Johnson                    1,290,280
      154,211  Mylan N.V. (a)                       6,607,941
      108,084  Pfizer, Inc.                         4,003,432
       36,229  Zoetis, Inc.                         2,779,851
                                              ---------------
                                                   14,681,504
                                              ---------------
               PROFESSIONAL SERVICES -- 0.3%
        8,786  CoStar Group, Inc. (a)               3,040,923
       13,593  Verisk Analytics, Inc. (a)           1,359,980
                                              ---------------
                                                    4,400,903
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
      120,518  CBRE Group, Inc., Class A (a)        5,506,467
                                              ---------------
               ROAD & RAIL -- 1.1%
       47,439  CSX Corp.                            2,693,112
       22,700  J.B. Hunt Transport Services,
                  Inc.                              2,742,841
       49,606  Kansas City Southern                 5,611,927
       27,015  Norfolk Southern Corp.               4,076,023
       19,460  Union Pacific Corp.                  2,597,910
                                              ---------------
                                                   17,721,813
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 3.1%
       29,316  Analog Devices, Inc.                 2,693,554
      102,109  Applied Materials, Inc.              5,476,106
      141,343  Intel Corp.                          6,804,252
       24,842  KLA-Tencor Corp.                     2,727,652
       28,360  Lam Research Corp.                   5,431,507
       49,923  Maxim Integrated Products, Inc.      3,045,303
       29,699  Microchip Technology, Inc.           2,827,939
      158,673  Micron Technology, Inc. (a)          6,937,184
       26,973  NVIDIA Corp.                         6,629,963
       49,975  Texas Instruments, Inc.              5,480,758
                                              ---------------
                                                   48,054,218
                                              ---------------
               SOFTWARE -- 4.9%
       41,217  Activision Blizzard, Inc.            3,055,416
       37,233  Adobe Systems, Inc. (a)              7,437,664
       35,369  ANSYS, Inc. (a)                      5,717,399
      156,844  CA, Inc.                             5,622,857
       93,612  Cadence Design Systems,
                  Inc. (a)                          4,199,434


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       54,923  CDK Global, Inc.               $     3,915,461
       14,825  Citrix Systems, Inc. (a)             1,375,167
       24,814  Intuit, Inc.                         4,166,271
       61,017  Microsoft Corp.                      5,797,225
       43,458  Red Hat, Inc. (a)                    5,709,512
       51,056  salesforce.com, Inc. (a)             5,815,789
       40,030  ServiceNow, Inc. (a)                 5,959,266
       45,929  Synopsys, Inc. (a)                   4,253,485
       35,660  Take-Two Interactive Software,
                  Inc. (a)                          4,517,052
       52,062  VMware, Inc., Class A (a)            6,444,755
       12,823  Workday, Inc., Class A (a)           1,537,350
                                              ---------------
                                                   75,524,103
                                              ---------------
               SPECIALTY RETAIL -- 2.5%
        3,671  AutoZone, Inc. (a)                   2,809,930
       95,290  Best Buy Co., Inc.                   6,961,887
       40,696  CarMax, Inc. (a)                     2,904,473
      191,559  Gap (The), Inc.                      6,367,421
       34,422  Home Depot (The), Inc.               6,915,380
       43,340  L Brands, Inc.                       2,170,901
       14,040  Lowe's Cos., Inc.                    1,470,409
       10,848  O'Reilly Automotive, Inc. (a)        2,871,357
       16,263  Ross Stores, Inc.                    1,339,909
       25,106  Tiffany & Co.                        2,677,555
       34,133  TJX (The) Cos., Inc.                 2,741,563
                                              ---------------
                                                   39,230,785
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.3%
       30,846  Apple, Inc.                          5,164,546
      363,486  Hewlett Packard Enterprise Co.       5,961,170
       62,107  HP, Inc.                             1,448,335
       23,588  NetApp, Inc.                         1,450,662
       93,568  Seagate Technology PLC               5,164,954
       16,406  Western Digital Corp.                1,459,806
                                              ---------------
                                                   20,649,473
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.6%
       20,859  NIKE, Inc., Class B                  1,423,001
       38,040  PVH Corp.                            5,899,243
       29,501  Tapestry, Inc.                       1,387,727
                                              ---------------
                                                    8,709,971
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.6%
       23,857  Fastenal Co.                         1,311,181
       37,950  United Rentals, Inc. (a)             6,873,124
        5,523  W.W. Grainger, Inc.                  1,489,332
                                              ---------------
                                                    9,673,637
                                              ---------------
               WATER UTILITIES -- 0.2%
       28,524  American Water Works Co., Inc.       2,372,341
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.2%
       41,092  T-Mobile US, Inc. (a)                2,675,089
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      1,542,510,055
               (Cost $1,308,889,052)          ---------------


                        See Notes to Financial Statements                Page 35

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.0%
      288,914  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)               $       288,914
               (Cost $288,914)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     484,503  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $484,521.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $494,189. (d)                    484,503

      327,516  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $327,528.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $337,289. (d)                    327,516
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.1%                             812,019
               (Cost $812,019)                ---------------

               TOTAL INVESTMENTS -- 100.0%      1,543,610,988
               (Cost $1,309,989,985) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                 478,860
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,544,089,848
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,105,802 and the total value of the collateral held by the Fund is $1,100,933.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $248,088,506 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,467,503. The net unrealized appreciation was $233,621,003.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $1,542,510,055   $           --   $           --
Money Market Funds            288,914               --               --
Repurchase Agreements              --          812,019               --
                       ------------------------------------------------
Total Investments      $1,542,798,969   $      812,019   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 36                 See Notes to Financial Statements

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C -- Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,105,802
Non-cash Collateral(2)                             (1,100,933)
                                              ---------------
Net Amount                                    $         4,869
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See
      Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       812,019
Non-cash Collateral(4)                               (812,019)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 37

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.5%
       38,415  BWX Technologies, Inc.         $     2,437,048
        9,535  Curtiss-Wright Corp.                 1,245,843
       38,885  Esterline Technologies Corp. (a)     2,859,992
       23,089  HEICO Corp.                          1,854,508
       28,177  Hexcel Corp.                         1,925,898
        8,513  KLX, Inc. (a)                          601,529
        6,659  Spirit AeroSystems Holdings,
                  Inc., Class A                       681,615
        3,206  Teledyne Technologies, Inc. (a)        612,089
                                              ---------------
                                                   12,218,522
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.4%
       31,714  XPO Logistics, Inc. (a)              2,995,070
                                              ---------------
               AIRLINES -- 0.7%
      130,018  JetBlue Airways Corp. (a)            2,712,175
       64,763  Spirit Airlines, Inc. (a)            2,727,818
                                              ---------------
                                                    5,439,993
                                              ---------------
               AUTO COMPONENTS -- 2.1%
       36,906  Adient PLC                           2,391,509
       90,742  Dana, Inc.                           2,993,579
      138,645  Gentex Corp.                         3,283,114
       89,897  Goodyear Tire & Rubber (The)
                  Co.                               3,130,213
       22,342  LCI Industries                       2,463,205
       29,772  Tenneco, Inc.                        1,727,074
        4,641  Visteon Corp. (a)                      603,701
                                              ---------------
                                                   16,592,395
                                              ---------------
               AUTOMOBILES -- 0.3%
       19,272  Thor Industries, Inc.                2,633,712
                                              ---------------
               BANKS -- 4.2%
       68,612  Associated Banc-Corp.                1,698,147
       36,944  BancorpSouth Bank                    1,239,471
       11,990  Bank of the Ozarks                     598,900
       28,531  BankUnited, Inc.                     1,170,912
        6,292  BOK Financial Corp.                    608,373
       13,777  Cathay General Bancorp                 602,606
       21,729  Chemical Financial Corp.             1,269,191
        9,550  East West Bancorp, Inc.                629,440
      126,106  F.N.B. Corp.                         1,809,621
        4,324  First Citizens BancShares, Inc.,
                  Class A                           1,839,473
       39,817  First Hawaiian, Inc.                 1,150,711
       29,062  First Horizon National Corp.           577,171
       64,908  Fulton Financial Corp.               1,181,326
       14,749  Glacier Bancorp, Inc.                  578,456
       11,735  Hancock Holding Co.                    630,169
        7,495  IBERIABANK Corp.                       633,328
       41,852  Investors Bancorp, Inc.                572,954
       39,146  MB Financial, Inc.                   1,674,666
       23,051  PacWest Bancorp                      1,208,564
       62,131  People's United Financial, Inc.      1,222,117
       49,104  Popular, Inc.                        1,995,587
       16,580  Prosperity Bancshares, Inc.          1,256,764
       24,234  Synovus Financial Corp.              1,221,151
      113,350  TCF Financial Corp.                  2,431,358


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       13,070  Texas Capital Bancshares,
                  Inc. (a)                    $     1,239,036
       55,859  Umpqua Holdings Corp.                1,209,347
       16,717  United Bankshares, Inc.                615,186
       10,343  Webster Financial Corp.                585,621
       30,781  Western Alliance Bancorp (a)         1,805,613
        7,054  Wintrust Financial Corp.               605,939
                                              ---------------
                                                   33,861,198
                                              ---------------
               BEVERAGES -- 0.2%
       11,924  National Beverage Corp.              1,317,244
                                              ---------------
               BIOTECHNOLOGY -- 2.5%
       10,613  Alkermes PLC (a)                       606,745
       18,291  Alnylam Pharmaceuticals,
                  Inc. (a)                          2,377,464
       16,308  Bluebird Bio, Inc. (a)               3,341,509
       55,283  Exact Sciences Corp. (a)             2,748,118
       95,547  Exelixis, Inc. (a)                   2,896,030
       50,836  Juno Therapeutics, Inc. (a)          4,362,237
       37,436  Neurocrine Biosciences, Inc. (a)     3,199,655
        7,853  United Therapeutics Corp. (a)        1,013,037
                                              ---------------
                                                   20,544,795
                                              ---------------
               BUILDING PRODUCTS -- 1.1%
       18,959  A.O. Smith Corp.                     1,266,082
        7,303  Allegion PLC                           628,861
       19,187  Armstrong World Industries,
                  Inc. (a)                          1,203,025
       11,158  Lennox International, Inc.           2,431,440
       18,954  Owens Corning                        1,762,153
       30,130  USG Corp. (a)                        1,164,826
                                              ---------------
                                                    8,456,387
                                              ---------------
               CAPITAL MARKETS -- 2.9%
      153,783  BGC Partners, Inc., Class A          2,200,635
       30,905  Eaton Vance Corp.                    1,786,309
       25,819  Evercore, Inc., Class A              2,596,100
        6,027  FactSet Research Systems, Inc.       1,209,559
       48,303  Federated Investors, Inc.,
                  Class B                           1,675,148
       29,433  Interactive Brokers Group, Inc.,
                  Class A                           1,883,418
       33,196  Lazard Ltd., Class A                 1,944,290
       69,188  Legg Mason, Inc.                     2,948,793
       40,666  LPL Financial Holdings, Inc.         2,426,133
        5,758  MarketAxess Holdings, Inc.           1,129,777
       23,962  Morningstar, Inc.                    2,303,227
       19,508  Stifel Financial Corp.               1,317,180
                                              ---------------
                                                   23,420,569
                                              ---------------
               CHEMICALS -- 2.2%
       16,317  Ashland Global Holdings, Inc.        1,184,451
       35,903  Axalta Coating Systems Ltd. (a)      1,130,945
       47,160  Cabot Corp.                          3,189,902
       32,351  H.B. Fuller Co.                      1,677,399
        2,923  NewMarket Corp.                      1,162,156
       32,655  Olin Corp.                           1,217,378
       53,419  PolyOne Corp.                        2,321,590
       16,288  Scotts Miracle-Gro (The) Co.         1,470,318


Page 38                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
        7,941  Sensient Technologies Corp.    $       570,561
       32,007  Trinseo S.A.                         2,638,977
       46,362  Valvoline, Inc.                      1,142,823
                                              ---------------
                                                   17,706,500
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.2%
       22,146  Brink's (The) Co.                    1,846,976
       24,228  Cimpress N.V. (a) (b)                3,086,889
       21,437  Clean Harbors, Inc. (a)              1,186,324
       67,251  Copart, Inc. (a)                     2,963,752
       30,242  Deluxe Corp.                         2,246,073
       33,056  Healthcare Services Group, Inc.      1,824,030
       46,003  KAR Auction Services, Inc.           2,509,004
       36,193  Tetra Tech, Inc.                     1,798,792
                                              ---------------
                                                   17,461,840
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
       15,356  CommScope Holding Co.,
                  Inc. (a)                            593,202
       38,792  EchoStar Corp., Class A (a)          2,368,640
        4,428  F5 Networks, Inc. (a)                  640,023
       38,157  NetScout Systems, Inc. (a)           1,087,474
       32,719  Ubiquiti Networks, Inc. (a) (b)      2,639,442
                                              ---------------
                                                    7,328,781
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.1%
       62,550  AECOM (a)                            2,446,330
       26,067  Dycom Industries, Inc. (a)           3,042,280
       21,318  EMCOR Group, Inc.                    1,732,727
       11,247  Fluor Corp.                            682,693
       17,615  Jacobs Engineering Group, Inc.       1,223,538
       47,471  MasTec, Inc. (a)                     2,534,951
       74,269  Quanta Services, Inc. (a)            2,858,614
       14,012  Valmont Industries, Inc.             2,292,363
                                              ---------------
                                                   16,813,496
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       15,381  Eagle Materials, Inc.                1,723,441
       18,476  Summit Materials, Inc.,
                  Class A (c)                         590,308
                                              ---------------
                                                    2,313,749
                                              ---------------
               CONSUMER FINANCE -- 1.6%
        7,184  Credit Acceptance Corp. (a)          2,368,637
       17,225  FirstCash, Inc.                      1,259,147
      174,451  Navient Corp.                        2,485,927
      111,760  OneMain Holdings, Inc. (a)           3,655,670
      155,995  Santander Consumer USA
                  Holdings, Inc.                    2,690,914
       51,408  SLM Corp. (a)                          588,107
                                              ---------------
                                                   13,048,402
                                              ---------------
               CONTAINERS & PACKAGING -- 1.7%
       20,200  AptarGroup, Inc.                     1,765,884
        5,057  Avery Dennison Corp.                   620,393
       36,469  Bemis Co., Inc.                      1,704,561


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
       19,803  Berry Global Group, Inc. (a)   $     1,172,139
       20,653  Crown Holdings, Inc. (a)             1,198,907
       75,201  Graphic Packaging Holding Co.        1,214,496
       28,767  Greif, Inc., Class A                 1,700,705
       26,204  Owens-Illinois, Inc. (a)               608,457
       39,531  Silgan Holdings, Inc.                1,181,581
       43,728  Sonoco Products Co.                  2,374,868
                                              ---------------
                                                   13,541,991
                                              ---------------
               DISTRIBUTORS -- 0.3%
       17,923  Pool Corp.                           2,423,907
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
       18,542  Bright Horizons Family
                  Solutions, Inc. (a)               1,820,824
        4,161  Graham Holdings Co., Class B         2,473,506
       12,976  Grand Canyon Education,
                  Inc. (a)                          1,206,638
       46,697  Service Corp. International          1,866,479
       45,323  ServiceMaster Global Holdings,
                  Inc. (a)                          2,389,429
       33,773  Sotheby's (a)                        1,781,864
                                              ---------------
                                                   11,538,740
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
       47,357  Zayo Group Holdings, Inc. (a)        1,738,002
                                              ---------------
               ELECTRIC UTILITIES -- 1.6%
       31,250  ALLETE, Inc.                         2,263,750
       48,210  Hawaiian Electric Industries,
                  Inc.                              1,644,443
       19,077  IDACORP, Inc.                        1,645,964
       88,258  OGE Energy Corp.                     2,841,908
       57,445  PNM Resources, Inc.                  2,188,654
       63,726  Portland General Electric Co.        2,698,796
                                              ---------------
                                                   13,283,515
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       33,373  EnerSys                              2,346,456
        8,585  Hubbell, Inc.                        1,167,131
        7,584  Regal Beloit Corp.                     590,793
       34,099  Sensata Technologies Holding
                  N.V. (a)                          1,918,069
                                              ---------------
                                                    6,022,449
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.8%
       30,575  Anixter International, Inc. (a)      2,559,127
       36,122  Arrow Electronics, Inc. (a)          2,938,163
       73,313  Avnet, Inc.                          3,115,802
      134,317  AVX Corp.                            2,409,647
       22,582  Belden, Inc.                         1,914,276
       37,994  Cognex Corp.                         2,369,686
       10,291  Coherent, Inc. (a)                   2,670,720
       18,738  Dolby Laboratories, Inc.,
                  Class A                           1,205,603
       24,921  FLIR Systems, Inc.                   1,276,204


                        See Notes to Financial Statements                Page 39

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  (CONTINUED)
       13,566  IPG Photonics Corp. (a)        $     3,417,954
       88,520  Jabil, Inc.                          2,251,064
        8,811  Littelfuse, Inc.                     1,914,983
       13,953  National Instruments Corp.             696,813
       88,017  Sanmina Corp. (a)                    2,301,645
       17,094  SYNNEX Corp.                         2,097,947
       23,718  Tech Data Corp. (a)                  2,378,204
       16,822  Universal Display Corp.              2,681,427
        5,595  Zebra Technologies Corp.,
                  Class A (a)                         689,080
                                              ---------------
                                                   38,888,345
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
        8,988  Helmerich & Payne, Inc.                647,406
       50,492  Patterson-UTI Energy, Inc.           1,192,621
                                              ---------------
                                                    1,840,027
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.6%
       14,158  American Campus
                  Communities, Inc.                   544,517
      148,119  Apple Hospitality REIT, Inc.         2,886,839
       63,872  Brandywine Realty Trust              1,145,864
      124,528  Brixmor Property Group, Inc.         2,021,089
       25,313  Columbia Property Trust, Inc.          554,102
      129,093  CoreCivic, Inc.                      2,996,249
       10,202  CoreSite Realty Corp.                1,105,081
      125,606  Cousins Properties, Inc.             1,130,454
       40,174  CubeSmart                            1,105,990
       19,518  CyrusOne, Inc.                       1,125,993
        9,882  DCT Industrial Trust, Inc.             584,916
      129,671  DDR Corp.                            1,052,929
       16,637  Education Realty Trust, Inc.           549,520
       19,042  Equity Commonwealth (a)                569,546
       15,701  Gaming and Leisure Properties,
                  Inc.                                572,144
       97,306  Hospitality Properties Trust         2,764,463
        7,826  Lamar Advertising Co., Class A         563,472
      103,477  LaSalle Hotel Properties             3,160,188
        6,521  Life Storage, Inc.                     541,895
       42,156  Medical Properties Trust, Inc.         551,401
       26,939  National Retail Properties, Inc.     1,068,940
       75,118  Outfront Media, Inc.                 1,682,643
      118,495  Piedmont Office Realty Trust,
                  Inc., Class A                     2,313,022
       36,733  Rayonier, Inc.                       1,192,353
       79,325  RLJ Lodging Trust                    1,833,994
        8,416  Ryman Hospitality Properties,
                  Inc.                                644,245
      121,342  Senior Housing Properties Trust      2,102,857
      135,414  Spirit Realty Capital, Inc.          1,106,332
       12,522  Sun Communities, Inc.                1,112,454
      175,717  Sunstone Hotel Investors, Inc.       2,960,831
        8,878  Taubman Centers, Inc.                  547,329


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       32,655  Uniti Group, Inc. (b)          $       516,929
      298,291  VEREIT, Inc.                         2,147,695
       17,673  Weingarten Realty Investors            522,237
                                              ---------------
                                                   45,278,513
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.8%
       15,568  Casey's General Stores, Inc.         1,885,441
       17,549  Performance Food Group
                  Co. (a)                             602,808
       71,570  Sprouts Farmers Market,
                  Inc. (a)                          1,998,950
       54,580  US Foods Holding Corp. (a)           1,753,655
                                              ---------------
                                                    6,240,854
                                              ---------------
               FOOD PRODUCTS -- 2.2%
       70,867  Blue Buffalo Pet Products,
                  Inc. (a)                          2,408,061
      128,167  Darling Ingredients, Inc. (a)        2,376,216
       30,084  Flowers Foods, Inc.                    589,947
       60,932  Fresh Del Monte Produce, Inc.        2,882,693
       41,163  Lamb Weston Holdings, Inc.           2,412,152
        4,497  Lancaster Colony Corp.                 577,415
       93,516  Pilgrim's Pride Corp. (a)            2,596,939
        9,769  Pinnacle Foods, Inc.                   605,092
        7,333  Post Holdings, Inc. (a)                554,888
       20,931  Sanderson Farms, Inc.                2,656,144
                                              ---------------
                                                   17,659,547
                                              ---------------
               GAS UTILITIES -- 1.3%
       42,318  National Fuel Gas Co.                2,359,228
       28,902  New Jersey Resources Corp.           1,121,398
       31,719  ONE Gas, Inc.                        2,246,657
       18,602  South Jersey Industries, Inc.          547,643
       28,873  Southwest Gas Holdings, Inc.         2,124,475
       30,919  Spire, Inc.                          2,056,114
                                              ---------------
                                                   10,455,515
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 1.9%
       12,399  ABIOMED, Inc. (a)                    2,913,765
       16,942  Cantel Medical Corp.                 1,879,376
       10,121  DexCom, Inc. (a)                       589,042
       20,677  Hill-Rom Holdings, Inc.              1,764,368
       13,447  ICU Medical, Inc. (a)                3,078,691
       42,095  Insulet Corp. (a)                    3,221,530
       12,348  Penumbra, Inc. (a)                   1,229,861
        5,888  West Pharmaceutical Services,
                  Inc.                                589,978
                                              ---------------
                                                   15,266,611
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.7%
       89,015  Acadia Healthcare Co., Inc. (a)      3,033,631
        9,561  Chemed Corp.                         2,491,310
       23,513  Encompass Health Corp.               1,244,308
       43,483  MEDNAX, Inc. (a)                     2,296,337
       48,236  Patterson Cos., Inc.                 1,731,190
       14,441  WellCare Health Plans, Inc. (a)      3,038,098
                                              ---------------
                                                   13,834,874
                                              ---------------


Page 40                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE TECHNOLOGY -- 0.2%
        8,735  athenahealth, Inc. (a)         $     1,094,583
       10,509  Veeva Systems, Inc., Class A (a)       660,596
                                              ---------------
                                                    1,755,179
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
       33,149  Boyd Gaming Corp.                    1,308,391
       22,458  Choice Hotels International,
                  Inc.                              1,844,925
        9,986  Churchill Downs, Inc.                2,586,374
       10,969  Cracker Barrel Old Country
                  Store, Inc. (b)                   1,935,809
       10,530  Dave & Buster's Entertainment,
                  Inc. (a)                            494,910
       27,032  Dunkin' Brands Group, Inc.           1,747,619
       55,393  Hilton Grand Vacations, Inc. (a)     2,491,023
       81,589  ILG, Inc.                            2,562,711
       21,482  Marriott Vacations Worldwide
                  Corp.                             3,272,353
       56,620  Scientific Games Corp. (a)           2,641,323
       26,181  Six Flags Entertainment Corp.        1,768,788
       22,054  Texas Roadhouse, Inc.                1,295,011
       35,379  Wendy's (The) Co.                      572,432
                                              ---------------
                                                   24,521,669
                                              ---------------
               HOUSEHOLD DURABLES -- 1.3%
       18,089  Helen of Troy Ltd. (a)               1,684,990
        7,575  iRobot Corp. (a) (b)                   672,281
       36,514  Leggett & Platt, Inc.                1,698,266
       69,884  PulteGroup, Inc.                     2,224,408
        9,267  Tempur Sealy International,
                  Inc. (a)                            552,684
       60,487  Toll Brothers, Inc.                  2,817,485
        9,266  Tupperware Brands Corp.                535,204
                                              ---------------
                                                   10,185,318
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       24,214  Energizer Holdings, Inc.             1,409,739
       10,336  Spectrum Brands Holdings, Inc.       1,224,403
                                              ---------------
                                                    2,634,142
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.7%
       81,589  NRG Energy, Inc.                     2,122,130
        9,082  Ormat Technologies, Inc.               636,467
      158,547  Vistra Energy Corp. (a)              3,091,666
                                              ---------------
                                                    5,850,263
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.3%
       20,447  Carlisle Cos., Inc.                  2,335,252
                                              ---------------
               INSURANCE -- 3.5%
       13,589  American National Insurance
                  Co.                               1,717,514
      173,064  AmTrust Financial Services,
                  Inc.                              2,322,519
        5,761  Assurant, Inc.                         527,016
       85,758  Assured Guaranty Ltd.                3,052,127
       56,171  Athene Holding Ltd., Class A (a)     2,817,537


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INSURANCE (CONTINUED)
       22,576  Brown & Brown, Inc.            $     1,184,788
      117,642  CNO Financial Group, Inc.            2,892,817
        8,681  Enstar Group Ltd. (a)                1,802,176
        4,768  Erie Indemnity Co., Class A            566,248
       31,098  First American Financial Corp.       1,836,959
       10,869  Mercury General Corp.                  532,038
      114,156  Old Republic International
                  Corp.                             2,453,212
       28,604  Primerica, Inc.                      2,889,004
       20,330  ProAssurance Corp.                   1,112,051
       19,793  Selective Insurance Group, Inc.      1,152,942
       24,324  W.R. Berkley Corp.                   1,775,166
                                              ---------------
                                                   28,634,114
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       26,210  Liberty Expedia Holdings, Inc.,
                  Class A (a)                       1,228,987
       36,185  Wayfair, Inc., Class A (a)           3,329,382
                                              ---------------
                                                    4,558,369
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.1%
       17,864  Akamai Technologies, Inc. (a)        1,196,709
       23,109  GoDaddy, Inc., Class A (a)           1,276,310
       40,454  GrubHub, Inc. (a)                    2,922,802
        9,502  IAC/InterActiveCorp (a)              1,377,505
       10,146  LogMeIn, Inc.                        1,276,367
       14,195  Zillow Group, Inc., Class C (a)        631,110
                                              ---------------
                                                    8,680,803
                                              ---------------
               IT SERVICES -- 3.2%
       15,236  Booz Allen Hamilton Holding
                  Corp.                               596,947
       17,555  CACI International, Inc.,
                  Class A (a)                       2,467,355
       25,142  CoreLogic, Inc. (a)                  1,190,725
       46,796  DST Systems, Inc.                    3,901,383
       27,037  EPAM Systems, Inc. (a)               3,176,307
        6,894  Euronet Worldwide, Inc. (a)            647,140
       73,209  Genpact Ltd.                         2,484,713
       14,900  Jack Henry & Associates, Inc.        1,857,434
       44,984  Leidos Holdings, Inc.                2,995,934
       24,347  MAXIMUS, Inc.                        1,659,978
       28,339  Sabre Corp.                            588,601
        7,588  Science Applications
                  International Corp.                 581,620
       83,780  Square, Inc., Class A (a)            3,930,120
                                              ---------------
                                                   26,078,257
                                              ---------------
               LEISURE PRODUCTS -- 0.3%
       42,080  Brunswick Corp.                      2,641,782
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
        8,970  Bio-Techne Corp.                     1,258,401
       67,705  Bruker Corp.                         2,410,975
       15,924  Charles River Laboratories
                  International, Inc. (a)           1,679,027
        7,944  PerkinElmer, Inc.                      636,791


                        See Notes to Financial Statements                Page 41

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LIFE SCIENCES TOOLS & SERVICES
                  (CONTINUED)
       31,893  PRA Health Sciences, Inc. (a)  $     2,904,177
                                              ---------------
                                                    8,889,371
                                              ---------------
               MACHINERY -- 4.0%
       32,531  AGCO Corp.                           2,362,401
       53,952  Allison Transmission Holdings,
                  Inc.                              2,386,837
       18,364  Barnes Group, Inc.                   1,208,168
       43,987  Colfax Corp. (a)                     1,760,360
       35,603  Donaldson Co., Inc.                  1,803,648
       13,789  Flowserve Corp.                        624,917
       38,539  Graco, Inc.                          1,803,625
       32,655  ITT, Inc.                            1,828,680
       15,729  John Bean Technologies Corp.         1,789,174
       11,999  Kennametal, Inc.                       585,311
        6,344  Lincoln Electric Holdings, Inc.        618,984
        8,609  Middleby (The) Corp. (a)             1,173,062
       40,642  Navistar International Corp. (a)     1,862,623
       15,871  Nordson Corp.                        2,280,980
       19,174  Oshkosh Corp.                        1,739,465
       47,278  Timken (The) Co.                     2,484,459
        8,905  Toro (The) Co.                         584,613
       62,033  Trinity Industries, Inc.             2,138,278
       12,145  WABCO Holdings, Inc. (a)             1,875,067
        7,135  Wabtec Corp.                           578,220
       15,181  Woodward, Inc.                       1,176,831
                                              ---------------
                                                   32,665,703
                                              ---------------
               MARINE -- 0.3%
       34,787  Kirby Corp. (a)                      2,605,546
                                              ---------------
               MEDIA -- 1.9%
       32,226  AMC Networks, Inc.,
                  Class A (a)                       1,662,539
          824  Cable One, Inc.                        581,769
       66,734  Cinemark Holdings, Inc.              2,455,811
       26,506  John Wiley & Sons, Inc.,
                  Class A                           1,680,481
       54,584  Live Nation Entertainment,
                  Inc. (a)                          2,459,555
       31,400  New York Times (The) Co.,
                  Class A                             730,050
       37,142  Nexstar Media Group, Inc.,
                  Class A                           2,789,364
       61,393  Sinclair Broadcast Group, Inc.,
                  Class A                           2,277,680
       41,259  TEGNA, Inc.                            597,018
                                              ---------------
                                                   15,234,267
                                              ---------------
               METALS & MINING -- 1.3%
       43,134  Alcoa Corp. (a)                      2,243,831
       33,858  Reliance Steel & Aluminum Co.        2,965,622
       49,524  United States Steel Corp.            1,852,693
       65,924  Worthington Industries, Inc.         3,082,606
                                              ---------------
                                                   10,144,752
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.5%
       28,771  AGNC Investment Corp.          $       540,607
      157,177  Chimera Investment Corp.             2,670,437
      366,742  MFA Financial, Inc.                  2,625,873
       97,470  New Residential Investment
                  Corp.                             1,685,256
       81,629  Starwood Property Trust, Inc.        1,664,415
      178,634  Two Harbors Investment Corp.         2,634,852
                                              ---------------
                                                   11,821,440
                                              ---------------
               MULTILINE RETAIL -- 1.4%
       53,560  Kohl's Corp.                         3,469,081
      115,307  Macy's, Inc.                         2,992,217
       36,783  Nordstrom, Inc.                      1,813,770
       54,546  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                          3,030,030
                                              ---------------
                                                   11,305,098
                                              ---------------
               MULTI-UTILITIES -- 0.8%
       86,447  MDU Resources Group, Inc.            2,289,116
       48,655  NorthWestern Corp.                   2,643,913
       26,803  Vectren Corp.                        1,625,066
                                              ---------------
                                                    6,558,095
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.2%
      122,300  Antero Resources Corp. (a)           2,376,289
      158,832  CNX Resources Corp. (a)              2,225,236
       66,504  Delek US Holdings, Inc.              2,320,325
       20,180  Energen Corp. (a)                    1,054,002
       45,367  HollyFrontier Corp.                  2,175,801
       74,837  Murphy Oil Corp.                     2,402,268
       73,697  Newfield Exploration Co. (a)         2,333,247
       19,734  Parsley Energy, Inc.,
                  Class A (a)                         465,722
       33,812  PDC Energy, Inc. (a)                 1,753,152
       44,266  Peabody Energy Corp. (a)             1,788,789
      136,207  Range Resources Corp.                1,940,950
       28,559  RSP Permian, Inc. (a)                1,133,221
      520,539  Southwestern Energy Co. (a)          2,207,085
      123,863  WPX Energy, Inc. (a)                 1,824,502
                                              ---------------
                                                   26,000,589
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
       66,367  Louisiana-Pacific Corp. (a)          1,965,127
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
        8,578  Herbalife Ltd. (a) (b)                 711,888
       17,028  Nu Skin Enterprises, Inc.,
                  Class A                           1,223,292
                                              ---------------
                                                    1,935,180
                                              ---------------
               PHARMACEUTICALS -- 0.8%
       42,425  Catalent, Inc. (a)                   1,974,459
       48,639  Nektar Therapeutics (a)              4,066,707
                                              ---------------
                                                    6,041,166
                                              ---------------
               PROFESSIONAL SERVICES -- 1.2%
        4,908  Dun & Bradstreet (The) Corp.           607,267
       13,820  ManpowerGroup, Inc.                  1,815,810
       45,193  On Assignment, Inc. (a)              3,460,428
       20,920  Robert Half International, Inc.      1,210,849


Page 42                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES
                  (CONTINUED)
       42,280  TransUnion (a)                 $     2,509,741
                                              ---------------
                                                    9,604,095
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
        4,427  Howard Hughes (The) Corp. (a)          557,625
       15,602  Jones Lang LaSalle, Inc.             2,439,373
      109,609  Realogy Holdings Corp.               3,015,343
                                              ---------------
                                                    6,012,341
                                              ---------------
               ROAD & RAIL -- 1.3%
        6,149  AMERCO                               2,244,877
       13,238  Avis Budget Group, Inc. (a)            595,181
       22,137  Genesee & Wyoming, Inc.,
                  Class A (a)                       1,767,639
        5,580  Landstar System, Inc.                  619,659
       22,078  Old Dominion Freight Line, Inc.      3,233,323
       27,608  Ryder System, Inc.                   2,402,724
                                              ---------------
                                                   10,863,403
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.7%
        8,609  Advanced Energy Industries,
                  Inc. (a)                            612,358
      114,353  Cypress Semiconductor Corp.          1,977,163
       76,311  Entegris, Inc.                       2,483,923
       39,081  Integrated Device Technology,
                  Inc. (a)                          1,168,522
       27,057  Marvell Technology Group Ltd.          631,240
       11,247  Microsemi Corp. (a)                    694,952
       24,590  MKS Instruments, Inc.                2,515,557
       15,511  Monolithic Power Systems, Inc.       1,847,670
      138,710  ON Semiconductor Corp. (a)           3,431,685
       19,738  Silicon Laboratories, Inc. (a)       1,898,796
       69,371  Teradyne, Inc.                       3,179,967
       46,045  Versum Materials, Inc.               1,694,456
                                              ---------------
                                                   22,136,289
                                              ---------------
               SOFTWARE -- 3.8%
       17,549  Aspen Technology, Inc. (a)           1,359,170
       12,295  Blackbaud, Inc.                      1,178,107
        6,498  Ellie Mae, Inc. (a)                    607,563
        7,584  Fair Isaac Corp.                     1,309,453
       53,187  Fortinet, Inc. (a)                   2,448,730
       15,644  Guidewire Software, Inc. (a)         1,242,916
       26,286  HubSpot, Inc. (a)                    2,551,056
       11,726  Manhattan Associates, Inc. (a)         619,367
       21,696  Paycom Software, Inc. (a)            1,988,221
       13,083  Proofpoint, Inc. (a)                 1,334,728
       19,119  PTC, Inc. (a)                        1,389,569
       52,452  RealPage, Inc. (a)                   2,609,487
       35,064  Splunk, Inc. (a)                     3,238,862
       28,701  SS&C Technologies Holdings,
                  Inc.                              1,443,086
       16,789  Tableau Software, Inc.,
                  Class A (a)                       1,289,563
        3,282  Tyler Technologies, Inc. (a)           661,356
        5,323  Ultimate Software Group (The),
                  Inc. (a)                          1,239,674


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       68,666  Zendesk, Inc. (a)              $     2,645,014
      435,691  Zynga, Inc., Class A (a)             1,559,774
                                              ---------------
                                                   30,715,696
                                              ---------------
               SPECIALTY RETAIL -- 5.4%
       72,888  Aaron's, Inc.                        2,980,390
       23,311  Advance Auto Parts, Inc.             2,727,154
       56,588  AutoNation, Inc. (a) (b)             3,407,729
      132,089  Bed Bath & Beyond, Inc.              3,048,614
       23,610  Burlington Stores, Inc. (a)          2,873,573
      101,065  Dick's Sporting Goods, Inc.          3,179,505
       43,796  Five Below, Inc. (a)                 2,843,674
       61,958  Foot Locker, Inc.                    3,045,236
      120,074  Michaels (The) Cos., Inc. (a)        3,226,388
       28,916  Murphy USA, Inc. (a)                 2,466,824
      820,510  Office Depot, Inc.                   2,666,658
       60,702  Penske Automotive Group, Inc.        3,168,037
       92,899  Sally Beauty Holdings, Inc. (a)      1,543,052
       51,364  Signet Jewelers Ltd.                 2,717,156
       15,543  Tractor Supply Co.                   1,185,154
       56,181  Williams-Sonoma, Inc. (b)            2,878,153
                                              ---------------
                                                   43,957,297
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.8%
        9,887  Carter's, Inc.                       1,189,406
       16,164  Columbia Sportswear Co.              1,206,966
       83,347  Hanesbrands, Inc.                    1,810,297
       46,057  Skechers U.S.A., Inc.,
                  Class A (a)                       1,897,088
       40,256  Under Armour, Inc.,
                  Class A (a) (b)                     557,948
                                              ---------------
                                                    6,661,705
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
       40,138  Essent Group Ltd. (a)                1,867,220
        8,533  LendingTree, Inc. (a)                3,138,864
      205,854  MGIC Investment Corp. (a)            3,050,756
      133,853  New York Community Bancorp,
                  Inc.                              1,895,358
       56,373  Radian Group, Inc.                   1,244,152
       50,884  Washington Federal, Inc.             1,826,736
                                              ---------------
                                                   13,023,086
                                              ---------------
               TOBACCO -- 0.1%
       51,914  Vector Group Ltd.                    1,105,768
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.9%
       48,319  Air Lease Corp.                      2,349,270
        9,111  Beacon Roofing Supply, Inc. (a)        551,215
       12,019  MSC Industrial Direct Co., Inc.,
                  Class A                           1,128,344
       77,561  Triton International Ltd.            2,993,855
                                              ---------------
                                                    7,022,684
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.2%
       27,147  Macquarie Infrastructure Corp.       1,801,203
                                              ---------------


                        See Notes to Financial Statements                Page 43

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               WATER UTILITIES -- 0.1%
       29,616  Aqua America, Inc.             $     1,072,395
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       83,586  Telephone & Data Systems, Inc.       2,292,764
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        809,475,751
               (Cost $708,201,164)            ---------------

               MONEY MARKET FUNDS -- 0.4%
    1,786,592  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (d) (e)                     1,786,592
    1,042,318  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (d)                 1,042,318
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                           2,828,910
               (Cost $2,828,910)              ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.6%
$   2,996,084  JPMorgan Chase & Co.,
                  1.32% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,996,194. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is $3,055,981. (e)       2,996,084

    2,025,302  RBC Capital Markets LLC,
                  1.30% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,025,375. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $2,085,734. (e)       2,025,302
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.6%                           5,021,386
               (Cost $5,021,386)              ---------------

               TOTAL INVESTMENTS -- 100.9%        817,326,047
               (Cost $716,051,460) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%            (7,079,165)
                                              ---------------
               NET ASSETS -- 100.0%           $   810,246,882
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,591,815 and the total value of the collateral held by the Fund is $6,807,978.

(c) Non-income producing security which makes payment- in-kind ("PIK") distributions. For the six months ended January 31, 2018, the Fund received 678 PIK shares of Summit Materials, Inc., Class A.

(d)   Rate shown reflects yield as of January 31, 2018.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $113,903,495 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,628,908. The net unrealized appreciation is $101,274,587.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  809,475,751   $           --   $           --
Money Market Funds          2,828,910               --               --
Repurchase Agreements              --        5,021,386               --
                       ------------------------------------------------
Total Investments      $  812,304,661   $    5,021,386   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 44                 See Notes to Financial Statements

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,591,815
Non-cash Collateral(2)                             (6,591,815)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     5,021,386
Non-cash Collateral(4)                             (5,021,386)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 45

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.6%
       34,516  AAR Corp.                      $     1,396,862
       43,466  Aerojet Rocketdyne Holdings,
                  Inc. (a)                          1,195,315
       30,185  Aerovironment, Inc. (a)              1,550,302
       38,381  Axon Enterprise, Inc. (a) (b)        1,015,561
       35,851  Engility Holdings, Inc. (a)            937,862
       19,807  Mercury Systems, Inc. (a)              951,132
       11,711  Moog, Inc., Class A (a)              1,054,693
       12,465  Triumph Group, Inc.                    363,355
                                              ---------------
                                                    8,465,082
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
       58,605  Air Transport Services Group,
                  Inc. (a)                          1,456,920
       28,903  Atlas Air Worldwide Holdings,
                  Inc. (a)                          1,627,239
       17,707  Forward Air Corp.                    1,074,992
       14,156  Hub Group, Inc., Class A (a)           680,196
                                              ---------------
                                                    4,839,347
                                              ---------------
               AIRLINES -- 0.5%
        6,572  Allegiant Travel Co.                 1,046,591
       42,539  Hawaiian Holdings, Inc.              1,588,831
        6,385  SkyWest, Inc.                          355,964
                                              ---------------
                                                    2,991,386
                                              ---------------
               AUTO COMPONENTS -- 1.6%
       99,539  American Axle &
                  Manufacturing Holdings,
                  Inc. (a)                          1,756,863
       47,954  Cooper Tire & Rubber Co.             1,875,002
       11,071  Cooper-Standard Holdings,
                  Inc. (a)                          1,379,336
       17,453  Fox Factory Holding Corp. (a)          669,323
       53,391  Gentherm, Inc. (a)                   1,708,512
       30,196  Standard Motor Products, Inc.        1,446,388
                                              ---------------
                                                    8,835,424
                                              ---------------
               AUTOMOBILES -- 0.3%
       30,489  Winnebago Industries, Inc.           1,385,725
                                              ---------------
               BANKS -- 5.4%
        6,856  1st Source Corp.                       358,500
        7,034  Ameris Bancorp                         376,671
       49,254  Banc of California, Inc. (b)           970,304
        6,628  BancFirst Corp.                        369,511
        9,263  Berkshire Hills Bancorp, Inc.          351,531
       43,887  Boston Private Financial
                  Holdings, Inc.                      675,860
       21,595  Brookline Bancorp, Inc.                345,520
        7,804  Columbia Banking System, Inc.          336,196
       14,390  CVB Financial Corp.                    336,726
       15,018  Enterprise Financial Services
                  Corp.                               730,626
       32,296  FB Financial Corp. (a)               1,365,475
       13,348  FCB Financial Holdings, Inc.,
                  Class A (a)                         731,470
      265,907  First BanCorp (a)                    1,595,442
       11,323  First Busey Corp.                      350,787


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
       23,676  First Commonwealth Financial
                  Corp.                       $       342,592
       12,866  First Financial Bancorp                366,681
        8,465  First Interstate BancSystem,
                  Inc., Class A                       354,260
       28,241  First Midwest Bancorp, Inc.            702,071
       25,555  Great Western Bancorp, Inc.          1,077,143
       16,702  Green Bancorp, Inc. (a)                398,343
       33,513  Hanmi Financial Corp.                1,055,659
       12,639  Heartland Financial USA, Inc.          671,763
       26,769  Hilltop Holdings, Inc.                 701,080
       55,732  Hope Bancorp, Inc.                   1,061,137
        5,015  Independent Bank Group, Inc.           359,826
       25,620  International Bancshares Corp.       1,063,230
       17,612  Lakeland Bancorp, Inc.                 354,001
        6,992  Lakeland Financial Corp.               336,105
       16,064  LegacyTexas Financial Group,
                  Inc.                                707,459
       18,426  NBT Bancorp, Inc.                      680,104
       58,286  Old National Bancorp                 1,008,348
        8,476  Pacific Premier Bancorp,
                  Inc. (a)                            345,397
        3,260  Park National Corp.                    342,365
       17,033  S&T Bancorp, Inc.                      687,452
        8,688  Sandy Spring Bancorp, Inc.             328,580
       26,896  Seacoast Banking Corp. of
                  Florida (a)                         693,648
       16,339  ServisFirst Bancshares, Inc.           693,100
        5,937  Simmons First National Corp.,
                  Class A                             349,392
        7,781  South State Corp.                      689,397
       22,723  State Bank Financial Corp.             693,279
       11,025  TowneBank                              336,814
        8,955  TriCo Bancshares                       331,156
       31,924  Trustmark Corp.                      1,014,864
       18,747  Union Bankshares Corp.                 707,699
       12,048  United Community Banks, Inc.           381,681
        6,367  Washington Trust Bancorp, Inc.         342,545
       25,021  WesBanco, Inc.                       1,026,111
        5,693  Westamerica Bancorporation             337,993
                                              ---------------
                                                   29,435,894
                                              ---------------
               BEVERAGES -- 0.7%
        3,549  Boston Beer (The) Co., Inc.,
                  Class A (a)                         673,778
        6,300  Coca-Cola Bottling Co.
                  Consolidated                      1,275,876
       22,049  MGP Ingredients, Inc.                1,974,267
                                              ---------------
                                                    3,923,921
                                              ---------------
               BIOTECHNOLOGY -- 2.8%
       15,977  Acceleron Pharma, Inc. (a)             663,205
       94,240  Amicus Therapeutics, Inc. (a)        1,528,573
       52,973  Array BioPharma, Inc. (a)              785,060
        8,992  Blueprint Medicines Corp. (a)          707,221
       36,260  Dynavax Technologies Corp. (a)         583,786
       21,887  Emergent BioSolutions, Inc. (a)      1,067,867
        7,152  FibroGen, Inc. (a)                     418,750


Page 46                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       24,855  Foundation Medicine,
                  Inc. (a) (b)                $     1,724,937
       19,827  Genomic Health, Inc. (a)               658,455
       50,202  Halozyme Therapeutics, Inc. (a)        937,773
       62,939  Immunomedics, Inc. (a)               1,049,193
        7,428  Ligand Pharmaceuticals, Inc. (a)     1,170,801
       53,772  MiMedx Group, Inc. (a) (b)             900,681
       29,614  Myriad Genetics, Inc. (a)            1,092,164
       30,467  Sarepta Therapeutics, Inc. (a)       1,996,807
                                              ---------------
                                                   15,285,273
                                              ---------------
               BUILDING PRODUCTS -- 3.0%
        9,238  AAON, Inc.                             336,263
       14,215  Advanced Drainage Systems,
                  Inc.                                351,110
       13,015  American Woodmark Corp. (a)          1,768,088
       29,655  Apogee Enterprises, Inc.             1,349,599
       77,795  Builders FirstSource, Inc. (a)       1,666,369
       48,175  Continental Building Products,
                  Inc. (a)                          1,370,579
       20,548  Gibraltar Industries, Inc. (a)         762,331
       16,660  Griffon Corp.                          334,033
       87,832  NCI Building Systems, Inc. (a)       1,620,500
       24,409  Patrick Industries, Inc. (a)         1,563,396
       54,978  Ply Gem Holdings, Inc. (a)           1,179,278
       11,811  Simpson Manufacturing Co.,
                  Inc.                                693,778
       15,640  Trex Co., Inc. (a)                   1,745,268
       36,048  Universal Forest Products, Inc.      1,345,672
                                              ---------------
                                                   16,086,264
                                              ---------------
               CAPITAL MARKETS -- 1.3%
       28,676  Cohen & Steers, Inc.                 1,169,120
       37,314  Houlihan Lokey, Inc.                 1,779,878
       20,971  Moelis & Co., Class A                1,084,201
       85,614 TPG Specialty Lending, Inc. (b) 1,644,645 60,704 Waddell & Reed Financial, Inc.,
                  Class A                           1,396,192
                                              ---------------
                                                    7,074,036
                                              ---------------
               CHEMICALS -- 1.6%
       16,118  AdvanSix, Inc. (a)                     636,016
        4,206  Balchem Corp.                          332,274
        8,441  Chase Corp.                            948,346
       10,627  GCP Applied Technologies,
                  Inc. (a)                            354,942
        4,812  Ingevity Corp. (a)                     349,111
       19,208  Innospec, Inc.                       1,379,135
       14,077  Kraton Corp. (a)                       707,510
       24,621  Minerals Technologies, Inc.          1,850,268
        4,496  Quaker Chemical Corp.                  691,934
       17,173  Stepan Co.                           1,346,707
                                              ---------------
                                                    8,596,243
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.1%
      111,158  ACCO Brands Corp. (a)                1,317,222
       28,323  Advanced Disposal Services,
                  Inc. (a)                            690,232


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       26,837  Brady Corp., Class A           $     1,026,515
       80,244  Covanta Holding Corp.                1,311,989
       25,396  Herman Miller, Inc.                  1,028,538
       26,370  HNI Corp.                            1,025,529
       13,480  Interface, Inc.                        336,326
       44,145  Knoll, Inc.                          1,012,686
       19,263  Matthews International Corp.,
                  Class A                           1,078,728
       28,866  McGrath RentCorp                     1,379,795
       19,654  Mobile Mini, Inc.                      743,904
        4,530  Multi-Color Corp.                      351,075
       60,005  Quad/Graphics, Inc.                  1,327,311
       89,218  Steelcase, Inc., Class A             1,387,340
        4,113  UniFirst Corp.                         679,879
        6,647  US Ecology, Inc.                       347,306
       30,598  Viad Corp.                           1,737,966
                                              ---------------
                                                   16,782,341
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
       70,085  ADTRAN, Inc.                         1,121,360
       17,929  Applied Optoelectronics,
                  Inc. (a) (b)                        580,720
      135,396  Extreme Networks, Inc. (a)           2,035,002
        4,453  InterDigital, Inc.                     347,557
       17,312  NETGEAR, Inc. (a)                    1,206,646
       13,459  Plantronics, Inc.                      793,946
      116,372  Viavi Solutions, Inc. (a)              998,472
                                              ---------------
                                                    7,083,703
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
        7,534  Argan, Inc.                            328,482
       15,534  Comfort Systems USA, Inc.              661,748
        5,345  Granite Construction, Inc.             356,458
       49,876  Primoris Services Corp.              1,296,776
       66,870  Tutor Perini Corp. (a)               1,655,033
                                              ---------------
                                                    4,298,497
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.2%
       16,212  US Concrete, Inc. (a)                1,262,104
                                              ---------------
               CONSUMER FINANCE -- 0.9%
       24,159  Encore Capital Group, Inc. (a)       1,001,391
       28,131  Green Dot Corp., Class A (a)         1,723,305
       24,756  Nelnet, Inc., Class A                1,290,035
       20,423  PRA Group, Inc. (a)                    730,122
                                              ---------------
                                                    4,744,853
                                              ---------------
               DISTRIBUTORS -- 0.1%
       21,471  Core-Mark Holding Co., Inc.            474,294
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.8%
       32,251  Adtalem Global Education,
                  Inc. (a)                          1,483,546
       41,548  Chegg, Inc. (a)                        719,611
        3,784  Strayer Education, Inc.                349,944
       30,626  Weight Watchers International,
                  Inc. (a)                          1,968,946
                                              ---------------
                                                    4,522,047
                                              ---------------


                        See Notes to Financial Statements                Page 47

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.1%
       18,406  ATN International, Inc.        $     1,092,580
        7,484  Cogent Communications
                  Holdings, Inc.                      337,528
      250,763  Frontier Communications
                  Corp. (b)                         2,053,749
      143,657  Iridium Communications,
                  Inc. (a) (b)                      1,824,444
       66,607  ORBCOMM, Inc. (a)                      765,315
                                              ---------------
                                                    6,073,616
                                              ---------------
               ELECTRIC UTILITIES -- 0.4%
       12,250  El Paso Electric Co.                   639,450
        5,373  MGE Energy, Inc.                       321,306
       22,882  Otter Tail Corp.                       974,773
                                              ---------------
                                                    1,935,529
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
       63,223  Atkore International Group,
                  Inc. (a)                          1,478,154
       19,904  AZZ, Inc.                              905,632
       27,875  Encore Wire Corp.                    1,410,475
        6,846  Generac Holdings, Inc. (a)             334,975
                                              ---------------
                                                    4,129,236
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.3%
       14,186  Badger Meter, Inc.                     683,765
       58,253  Benchmark Electronics, Inc. (a)      1,686,424
        9,016  ePlus, Inc. (a)                        696,035
       59,064  Fabrinet (a)                         1,465,378
       36,106  II-VI, Inc. (a)                      1,539,921
       44,271  Insight Enterprises, Inc. (a)        1,643,340
       23,127  Knowles Corp. (a)                      352,455
       33,819  Methode Electronics, Inc.            1,381,506
       12,627  MTS Systems Corp.                      654,710
       15,798  OSI Systems, Inc. (a)                1,043,932
       22,334  Plexus Corp. (a)                     1,334,457
       10,469  Rogers Corp. (a)                     1,725,082
       47,350  ScanSource, Inc. (a)                 1,619,370
       43,271  TTM Technologies, Inc. (a)             713,539
       65,356  Vishay Intertechnology, Inc.         1,434,564
                                              ---------------
                                                   17,974,478
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.0%
       50,647  C&J Energy Services, Inc. (a)        1,550,811
       91,186  Diamond Offshore Drilling,
                  Inc. (a) (b)                      1,612,169
       21,567  Exterran Corp. (a)                     622,855
       44,964  Helix Energy Solutions Group,
                  Inc. (a)                            338,579
      257,622  McDermott International,
                  Inc. (a)                          2,261,921
       49,638  Nabors Industries Ltd.                 389,162
       48,112  Oceaneering International, Inc.        994,956
       11,980  Oil States International,
                  Inc. (a)                            383,360


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
       31,238  U.S. Silica Holdings, Inc.     $     1,039,913
       77,053  Unit Corp. (a)                       1,866,994
                                              ---------------
                                                   11,060,720
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.5%
       37,175  Acadia Realty Trust                    913,018
        6,591  Agree Realty Corp.                     317,291
       12,221  Alexander & Baldwin, Inc.              324,101
      299,498  CBL & Associates Properties,
                  Inc. (b)                          1,665,209
       50,060  Chesapeake Lodging Trust             1,370,142
      150,146  DiamondRock Hospitality Co.          1,765,717
       26,383  Four Corners Property Trust,
                  Inc.                                622,639
       94,701  Franklin Street Properties Corp.       960,268
       60,005  iStar, Inc. (a)                        633,053
       69,191  Kite Realty Group Trust              1,166,560
      140,531  Lexington Realty Trust               1,267,590
       62,900  Mack-Cali Realty Corp.               1,262,403
       38,093  Monmouth Real Estate
                  Investment Corp.                    651,009
       37,311  National Storage Affiliates
                  Trust                               946,580
       36,485  Pebblebrook Hotel Trust              1,422,915
       85,542  Pennsylvania Real Estate
                  Investment Trust (b)                954,649
       13,588  Potlatch Corp.                         718,805
        6,260  QTS Realty Trust, Inc., Class A        311,748
       23,016  Ramco-Gershenson Properties
                  Trust                               304,271
       16,994  Retail Opportunity Investments
                  Corp.                               312,180
       23,253  Rexford Industrial Realty, Inc.        690,381
       67,456  Select Income REIT                   1,508,316
       12,789  Tanger Factory Outlet Centers,
                  Inc. (b)                            322,027
        9,671  Terreno Realty Corp.                   344,288
       16,627  Tier REIT, Inc.                        322,730
        4,513  Universal Health Realty Income
                  Trust                               300,340
      238,084  Washington Prime Group, Inc.         1,566,593
       78,515  Xenia Hotels & Resorts, Inc.         1,743,033
                                              ---------------
                                                   24,687,856
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 0.9%
       32,651  Andersons (The), Inc.                1,113,399
        7,875  PriceSmart, Inc.                       670,950
      344,194  Rite Aid Corp. (a)                     750,343
       47,087  SUPERVALU, Inc. (a)                    745,858
       34,405  United Natural Foods, Inc. (a)       1,637,678
                                              ---------------
                                                    4,918,228
                                              ---------------
               FOOD PRODUCTS -- 0.8%
       19,291  B&G Foods, Inc.                        636,603
       20,085  Calavo Growers, Inc.                 1,747,395
      117,312  Dean Foods Co.                       1,216,525
        2,233  J&J Snack Foods Corp.                  309,137
        9,314  Tootsie Roll Industries,
                  Inc. (b)                            333,441
                                              ---------------
                                                    4,243,101
                                              ---------------


Page 48                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES -- 0.4%
       12,948  Chesapeake Utilities Corp.     $       951,678
       22,734  Northwest Natural Gas Co.            1,303,795
                                              ---------------
                                                    2,255,473
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.3%
        6,652  CONMED Corp.                           384,353
       32,995  Globus Medical, Inc.,
                  Class A (a)                       1,519,090
       14,683  Halyard Health, Inc. (a)               716,677
       14,236  Inogen, Inc. (a)                     1,734,514
       14,968  Integer Holdings Corp. (a)             750,645
       24,195  iRhythm Technologies, Inc. (a)       1,442,748
       23,544  Merit Medical Systems, Inc. (a)      1,093,619
       16,497  Neogen Corp. (a)                       973,818
       67,135  Novocure Ltd. (a)                    1,507,181
       35,953  OraSure Technologies, Inc. (a)         782,337
       23,462  Quidel Corp. (a)                     1,074,090
        8,440  Varex Imaging Corp. (a)                358,447
                                              ---------------
                                                   12,337,519
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.6%
        6,432  Amedisys, Inc. (a)                     344,884
       34,419  AMN Healthcare Services,
                  Inc. (a)                          1,846,579
       11,339  BioTelemetry, Inc. (a)                 387,227
       19,227  CorVel Corp. (a)                       993,075
       16,892  Diplomat Pharmacy, Inc. (a)            455,915
       45,815  Ensign Group (The), Inc.             1,055,119
       11,071  LHC Group, Inc. (a)                    695,259
       34,039  LifePoint Health, Inc. (a)           1,683,229
       14,046  Magellan Health, Inc. (a)            1,398,982
       27,817  National HealthCare Corp.            1,734,946
       89,786  Owens & Minor, Inc.                  1,890,893
       38,417  Select Medical Holdings
                  Corp. (a)                           679,981
       56,039  Surgery Partners, Inc. (a) (b)         871,406
                                              ---------------
                                                   14,037,495
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
       13,980  Omnicell, Inc. (a)                     685,719
       29,185  Teladoc, Inc. (a) (b)                1,091,519
                                              ---------------
                                                    1,777,238
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.0%
       27,676  Belmond Ltd., Class A (a)              357,020
       31,774  Bloomin' Brands, Inc.                  699,981
       26,186  Brinker International, Inc.            951,599
       26,801  Caesars Entertainment Corp. (a)        373,874
       28,147  Cheesecake Factory (The), Inc.       1,384,551
       40,909  Eldorado Resorts, Inc. (a)           1,413,406
        9,220  Hyatt Hotels Corp., Class A (a)        749,586
       42,539  International Speedway Corp.,
                  Class A                           1,973,810
       55,097  La Quinta Holdings, Inc. (a)         1,098,083
       54,107  Penn National Gaming, Inc. (a)       1,726,554


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       29,370  Planet Fitness, Inc.,
                  Class A (a)                 $       991,531
       62,842  Playa Hotels & Resorts N.V. (a)        651,043
       39,240  Shake Shack, Inc.,
                  Class A (a) (b)                   1,715,181
       12,338  Sonic Corp. (b)                        318,814
       34,790  Wingstop, Inc.                       1,682,445
                                              ---------------
                                                   16,087,478
                                              ---------------
               HOUSEHOLD DURABLES -- 2.7%
        8,887  Cavco Industries, Inc. (a)           1,361,044
       47,930  Ethan Allen Interiors, Inc.          1,191,060
       22,319  Installed Building Products,
                  Inc. (a)                          1,605,852
       21,223  KB Home                                668,949
       43,466  La-Z-Boy, Inc.                       1,310,500
       22,593  LGI Homes, Inc. (a)                  1,529,094
       53,173  M.D.C. Holdings, Inc.                1,792,462
       33,109  Meritage Homes Corp. (a)             1,571,022
       13,855  Taylor Morrison Home Corp.,
                  Class A (a)                         352,333
       22,381  TopBuild Corp. (a)                   1,713,042
       75,677  TRI Pointe Group, Inc. (a)           1,234,292
        7,175  Universal Electronics, Inc. (a)        330,767
                                              ---------------
                                                   14,660,417
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       35,963  Central Garden & Pet Co.,
                  Class A (a)                       1,356,524
        2,874  WD-40 Co.                              355,658
                                              ---------------
                                                    1,712,182
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.2%
       53,814  NRG Yield, Inc., Class C             1,017,085
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.2%
       29,610  Raven Industries, Inc.               1,141,466
                                              ---------------
               INSURANCE -- 3.1%
       44,130  American Equity Investment
                  Life Holding Co.                  1,456,290
       11,007  AMERISAFE, Inc.                        668,675
       16,498  Argo Group International
                  Holdings Ltd.                     1,011,327
       30,543  Employers Holdings, Inc.             1,295,023
       14,604  FBL Financial Group, Inc.,
                  Class A                           1,016,438
        7,688  Horace Mann Educators Corp.            317,514
        9,595  Infinity Property & Casualty
                  Corp.                               971,494
       16,947  James River Group Holdings
                  Ltd.                                643,986
        4,921  Kemper Corp.                           319,127
       86,312  National General Holdings
                  Corp.                             1,727,966
        4,097  National Western Life Group,
                  Inc., Class A                     1,327,018
        6,961  Navigators Group (The), Inc.           338,305
       12,651  Safety Insurance Group, Inc.           982,350


                        See Notes to Financial Statements                Page 49

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       32,060  Stewart Information Services
                  Corp.                       $     1,426,991
      115,710  Third Point Reinsurance Ltd. (a)     1,648,868
        7,438  United Fire Group, Inc.                322,735
       49,585  Universal Insurance Holdings,
                  Inc.                              1,457,799
                                              ---------------
                                                   16,931,906
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.8%
      179,857  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                 1,582,742
       19,337  Nutrisystem, Inc.                      836,325
       29,805  PetMed Express, Inc.                 1,347,186
        6,815  Shutterfly, Inc. (a)                   464,442
                                              ---------------
                                                    4,230,695
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 5.0%
       26,278  2U, Inc. (a)                         1,951,667
       17,961  Alarm.com Holdings, Inc. (a)           689,343
       46,022  Blucora, Inc. (a)                    1,122,937
       64,210  Box, Inc., Class A (a)               1,428,030
       58,778  Cars.com, Inc. (a)                   1,745,119
       21,719  Coupa Software, Inc. (a)               830,317
       80,722  Endurance International Group
                  Holdings, Inc. (a)                  669,993
       27,204  Envestnet, Inc. (a)                  1,462,215
       82,892  Etsy, Inc. (a)                       1,555,054
       40,880  Five9, Inc. (a)                      1,063,289
       60,113  Gogo, Inc. (a) (b)                     579,489
       36,106  GTT Communications, Inc. (a)         1,666,292
       84,294  Hortonworks, Inc. (a)                1,681,665
       30,728  Instructure, Inc. (a)                1,103,135
       43,313  Match Group, Inc. (a) (b)            1,513,356
       44,537  MINDBODY, Inc., Class A (a)          1,565,476
       29,343  New Relic, Inc. (a)                  1,752,657
       48,048  Nutanix, Inc., Class A (a) (b)       1,542,341
        9,200  Q2 Holdings, Inc. (a)                  389,620
       28,854  Quotient Technology, Inc. (a)          340,477
       15,758  Shutterstock, Inc. (a)                 697,449
        5,410  Stamps.com, Inc. (a) (b)             1,102,829
        7,414  Trade Desk (The) Inc.,
                  Class A (a) (b)                     359,431
       15,552  Web.com Group, Inc. (a)                361,584
                                              ---------------
                                                   27,173,765
                                              ---------------
               IT SERVICES -- 1.8%
       72,134  Convergys Corp.                      1,678,558
       15,474  CSG Systems International, Inc.        698,961
       16,854  ExlService Holdings, Inc. (a)        1,023,880
       20,265  ManTech International Corp.,
                  Class A                           1,055,198
       53,900  Sykes Enterprises, Inc. (a)          1,671,978
       44,241  Syntel, Inc. (a)                       997,635
       25,270  TTEC Holdings, Inc.                  1,003,219
       38,456  Virtusa Corp. (a)                    1,715,907
                                              ---------------
                                                    9,845,336
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LEISURE PRODUCTS -- 0.8%
       32,166  Acushnet Holdings Corp.        $       689,961
      132,022  American Outdoor Brands
                  Corp. (a)                         1,575,022
      121,691  Callaway Golf Co.                    1,797,376
        6,070  Sturm Ruger & Co., Inc. (b)            321,407
                                              ---------------
                                                    4,383,766
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
       38,820  Accelerate Diagnostics,
                  Inc. (a) (b)                      1,121,898
       51,629  Luminex Corp.                        1,042,390
                                              ---------------
                                                    2,164,288
                                              ---------------
               MACHINERY -- 4.7%
        6,008  Alamo Group, Inc.                      691,100
       22,069  Albany International Corp.,
                  Class A                           1,400,278
       20,181  Altra Industrial Motion Corp.        1,057,484
       11,591  Astec Industries, Inc.                 723,278
       53,454  Briggs & Stratton Corp.              1,292,518
       14,502  EnPro Industries, Inc.               1,276,031
       11,254  ESCO Technologies, Inc.                688,182
       33,751  Federal Signal Corp.                   686,495
       14,773  Franklin Electric Co., Inc.            669,217
       31,804  Greenbrier (The) Cos., Inc. (b)      1,594,971
       36,357  Harsco Corp. (a)                       650,790
       15,169  Hillenbrand, Inc.                      671,987
       11,944  Hyster-Yale Materials Handling,
                  Inc.                              1,011,537
       13,508  Kadant, Inc.                         1,354,177
        3,844  Lindsay Corp.                          342,923
       26,721  Lydall, Inc. (a)                     1,277,264
       57,806  Meritor, Inc. (a)                    1,576,948
       19,139  Mueller Industries, Inc.               633,310
       27,057  Mueller Water Products, Inc.,
                  Class A                             314,673
       13,166  Proto Labs, Inc. (a)                 1,439,702
        5,364  RBC Bearings, Inc. (a)                 675,864
       26,059  Rexnord Corp. (a)                      732,519
        6,658  Standex International Corp.            698,757
       26,204  Sun Hydraulics Corp.                 1,626,744
       62,494  Wabash National Corp.                1,614,220
        8,928  Watts Water Technologies, Inc.,
                  Class A                             712,008
                                              ---------------
                                                   25,412,977
                                              ---------------
               MARINE -- 0.3%
       45,446  Matson, Inc.                         1,554,708
                                              ---------------
               MEDIA -- 2.0%
       89,810  AMC Entertainment Holdings,
                  Inc., Class A (b)                 1,149,568
       43,382  E.W. Scripps (The) Co.,
                  Class A (a)                         694,546
      146,260  Gannett Co., Inc.                    1,725,868
      101,204  Gray Television, Inc. (a)            1,654,685
       20,532  Meredith Corp.                       1,357,986
       50,227  MSG Networks, Inc., Class A (a)      1,205,448
       25,357  Scholastic Corp.                       974,216


Page 50                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       55,433  World Wrestling Entertainment,
                  Inc., Class A               $     1,959,557
                                              ---------------
                                                   10,721,874
                                              ---------------
               METALS & MINING -- 1.4%
       19,947  Carpenter Technology Corp.           1,025,276
       86,312  Century Aluminum Co. (a)             1,920,442
       47,022  Cleveland-Cliffs, Inc. (a)             322,101
       90,408  Coeur Mining, Inc. (a)                 726,880
       47,706  Commercial Metals Co.                1,146,852
       18,770  Compass Minerals International,
                  Inc. (b)                          1,368,333
        9,520  Kaiser Aluminum Corp.                1,049,485
                                              ---------------
                                                    7,559,369
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.5%
       65,907  ARMOUR Residential REIT,
                  Inc.                              1,542,883
      156,777  Capstead Mortgage Corp.              1,287,139
       42,221  CYS Investments, Inc.                  284,569
       14,091  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        306,338
       76,058  Invesco Mortgage Capital, Inc.       1,235,182
       99,495  Ladder Capital Corp.                 1,439,693
       36,652  MTGE Investment Corp.                  623,084
      105,485  PennyMac Mortgage Investment
                  Trust                             1,729,954
                                              ---------------
                                                    8,448,842
                                              ---------------
               MULTILINE RETAIL -- 0.9%
       24,152  Big Lots, Inc.                       1,467,959
       28,229  Dillard's, Inc., Class A (b)         1,907,151
      429,154  JC Penney Co., Inc. (a) (b)          1,592,161
                                              ---------------
                                                    4,967,271
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
       14,557  Arch Coal, Inc., Class A             1,310,276
       55,808  Callon Petroleum Co. (a)               633,421
       47,796  Carrizo Oil & Gas, Inc. (a)            961,178
        9,104  CVR Energy, Inc. (b)                   325,832
      574,629  EP Energy Corp., Class A (a) (b)     1,097,541
       23,692  Extraction Oil & Gas, Inc. (a)         334,057
      132,849  Gulfport Energy Corp. (a)            1,351,074
      223,930  Halcon Resources Corp. (a)           1,789,201
       43,563  Matador Resources Co. (a)            1,411,877
      201,564  Oasis Petroleum, Inc. (a)            1,745,544
       47,819  PBF Energy, Inc., Class A            1,545,988
      177,132  QEP Resources, Inc. (a)              1,657,955
       11,226  SemGroup Corp., Class A                321,625
       61,419  SM Energy Co.                        1,434,134
      198,728  SRC Energy, Inc. (a)                 1,977,344
       51,213  Whiting Petroleum Corp. (a)          1,429,867
       24,096  World Fuel Services Corp.              672,037
                                              ---------------
                                                   19,998,951
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PAPER & FOREST PRODUCTS -- 1.5%
       33,988  Boise Cascade Co.              $     1,510,767
       34,231  Domtar Corp.                         1,758,104
       44,826  KapStone Paper and Packaging
                  Corp.                             1,552,773
       11,220  Neenah, Inc.                         1,015,410
       47,439  P.H. Glatfelter Co.                  1,108,175
       29,897  Schweitzer-Mauduit
                  International, Inc.               1,353,736
                                              ---------------
                                                    8,298,965
                                              ---------------
               PERSONAL PRODUCTS -- 0.2%
        7,803  Inter Parfums, Inc.                    355,817
        9,157  USANA Health Sciences,
                  Inc. (a)                            683,570
                                              ---------------
                                                    1,039,387
                                              ---------------
               PHARMACEUTICALS -- 1.1%
       75,090  Corcept Therapeutics, Inc. (a)       1,728,196
       12,191  Dermira, Inc. (a)                      347,687
       69,664  Horizon Pharma PLC (a)               1,013,611
       71,677  Innoviva, Inc. (a)                   1,045,768
       34,898  Omeros Corp. (a) (b)                   564,999
        7,427  Pacira Pharmaceuticals, Inc. (a)       270,343
       17,016  Supernus Pharmaceuticals,
                  Inc. (a)                            664,475
       56,131  TherapeuticsMD, Inc. (a) (b)           330,050
                                              ---------------
                                                    5,965,129
                                              ---------------
               PROFESSIONAL SERVICES -- 1.7%
        9,537  Exponent, Inc.                         707,168
       23,676  FTI Consulting, Inc. (a)             1,029,196
       25,831  ICF International, Inc. (a)          1,371,626
       29,558  Insperity, Inc.                      1,810,427
       32,773  Korn/Ferry International             1,460,365
       38,231  TriNet Group, Inc. (a)               1,677,194
       49,313  TrueBlue, Inc. (a)                   1,348,711
                                              ---------------
                                                    9,404,687
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
       34,851  HFF, Inc., Class A                   1,715,018
       20,793  Marcus & Millichap, Inc. (a)           678,891
                                              ---------------
                                                    2,393,909
                                              ---------------
               ROAD & RAIL -- 1.4%
       43,577  Heartland Express, Inc.                988,762
       46,022  Hertz Global Holdings, Inc. (a)      1,055,284
       66,804  Marten Transport Ltd.                1,549,853
       23,960  Saia, Inc. (a)                       1,810,178
       35,613  Schneider National, Inc.,
                  Class B                           1,042,749
       35,088  Werner Enterprises, Inc.             1,428,082
                                              ---------------
                                                    7,874,908
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.8%
        5,771  Ambarella, Inc. (a)                    290,859
      168,672  Amkor Technology, Inc. (a)           1,696,840
       28,431  Brooks Automation, Inc.                793,225
       14,415  Cabot Microelectronics Corp.         1,468,744


                        See Notes to Financial Statements                Page 51

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       22,039  CEVA, Inc. (a)                 $       969,716
       47,301  Diodes, Inc. (a)                     1,333,415
       86,653  FormFactor, Inc. (a)                 1,243,471
        9,263  Inphi Corp. (a) (b)                    276,686
       12,833  MaxLinear, Inc. (a)                    330,963
        4,610  Power Integrations, Inc.               344,367
       25,465  Synaptics, Inc. (a)                  1,103,653
                                              ---------------
                                                    9,851,939
                                              ---------------
               SOFTWARE -- 2.6%
       24,045  8x8, Inc. (a)                          425,596
       10,336  Blackline, Inc. (a)                    343,465
       29,328  Bottomline Technologies de,
                  Inc. (a)                          1,070,472
       47,335  Callidus Software, Inc. (a)          1,701,693
       21,390  Ebix, Inc.                           1,756,119
        8,540  Imperva, Inc. (a)                      373,625
        7,747  MicroStrategy, Inc., Class A (a)     1,066,994
       14,378  Paylocity Holding Corp. (a)            751,826
       23,892  Progress Software Corp.              1,190,538
       12,818  PROS Holdings, Inc. (a)                372,235
       22,849  Qualys, Inc. (a)                     1,428,063
       35,024  RingCentral, Inc., Class A (a)       1,901,803
       34,915  Varonis Systems, Inc. (a)            1,895,885
                                              ---------------
                                                   14,278,314
                                              ---------------
               SPECIALTY RETAIL -- 3.5%
       72,134 American Eagle Outfitters, Inc. 1,298,412 21,190 Asbury Automotive Group,
                  Inc. (a)                          1,539,454
       71,375  Buckle (The), Inc. (b)               1,431,069
       40,506  Caleres, Inc.                        1,200,598
      192,195  Chico's FAS, Inc.                    1,827,774
        6,998  Children's Place (The), Inc.         1,048,300
       79,176  DSW, Inc., Class A                   1,585,895
       94,437  GameStop Corp., Class A              1,587,486
       23,886  Group 1 Automotive, Inc.             1,873,857
       20,085  Guess?, Inc.                           368,961
        8,954  Lithia Motors, Inc., Class A         1,118,892
       11,906  Monro, Inc.                            672,689
      121,517  Party City Holdco, Inc. (a) (b)      1,761,997
       18,038  Sleep Number Corp. (a)                 678,950
       38,680  Urban Outfitters, Inc. (a)           1,319,375
                                              ---------------
                                                   19,313,709
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.0%
       14,009  Cray, Inc. (a)                         339,718
       20,736  Diebold Nixdorf, Inc.                  382,579
       34,443  Electronics For Imaging,
                  Inc. (a)                          1,007,114
       85,505  Pure Storage, Inc., Class A (a)      1,722,071
       81,011  Super Micro Computer, Inc. (a)       1,849,076
                                              ---------------
                                                    5,300,558
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.4%
       18,380  G-III Apparel Group Ltd. (a)   $       686,493
       13,527  Oxford Industries, Inc.              1,065,927
       14,519  Steven Madden Ltd. (a)                 670,778
                                              ---------------
                                                    2,423,198
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.8%
       20,610  Beneficial Bancorp, Inc.               334,913
       34,017  BofI Holding, Inc. (a) (b)           1,223,591
       50,564  Capitol Federal Financial, Inc.        661,377
       27,181  Flagstar Bancorp, Inc. (a)           1,012,492
       49,373  Meridian Bancorp, Inc.               1,009,678
       91,630  Nationstar Mortgage Holdings,
                  Inc. (a)                          1,625,516
       60,795  Northwest Bancshares, Inc.           1,024,396
       12,915  OceanFirst Financial Corp.             341,602
       25,141  Provident Financial Services,
                  Inc.                                661,460
       19,219  United Financial Bancorp, Inc.         322,110
       14,275  Walker & Dunlop, Inc. (a)              663,074
       14,171  WSFS Financial Corp.                   724,138
                                              ---------------
                                                    9,604,347
                                              ---------------
               TOBACCO -- 0.2%
       19,373  Universal Corp.                        929,904
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.3%
       72,474  Aircastle Ltd.                       1,711,836
       14,936  Applied Industrial Technologies,
                  Inc.                              1,101,530
       40,201  BMC Stock Holdings, Inc. (a)           900,502
       27,270  GATX Corp. (b)                       1,939,988
       45,036  GMS, Inc. (a)                        1,543,834
       11,524  Kaman Corp.                            722,555
       26,690  Rush Enterprises, Inc.,
                  Class A (a)                       1,442,594
       22,101  SiteOne Landscape Supply,
                  Inc. (a)                          1,683,212
       19,899  WESCO International, Inc. (a)        1,356,117
                                              ---------------
                                                   12,402,168
                                              ---------------
               WATER UTILITIES -- 0.6%
       17,564  American States Water Co.              969,884
       29,903  California Water Service Group       1,217,052
       15,934  SJW Group                              953,491
                                              ---------------
                                                    3,140,427
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
       30,092  Shenandoah
                  Telecommunications Co.            1,023,128
       36,038  United States Cellular Corp. (a)     1,310,702
                                              ---------------
                                                    2,333,830
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       544,084,678
               (Cost $481,068,157             ---------------


Page 52                 See Notes to Financial Statements

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.1%
    5,493,669  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)               $     5,493,669
      409,033  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                   409,033
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.1%                           5,902,702
               (Cost $5,902,702)              ---------------


 PRINCIPAL
   VALUE       DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.8%
$   9,212,791  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $9,213,129. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, due
                  01/31/21. The value of the
                  collateral including accrued
                  interest is $9,396,970. (d)       9,212,791

    6,227,690  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $6,227,915. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $6,413,516. (d)       6,227,690
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.8%                          15,440,481
               (Cost $15,440,481)             ---------------

               TOTAL INVESTMENTS -- 103.9%        565,427,861
               (Cost $502,411,340) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.9)%           (21,098,127)
                                              ---------------
               NET ASSETS -- 100.0%           $   544,329,734
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $20,255,130 and the total value of the collateral held by the Fund is $20,934,150.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $78,447,894 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,431,373. The net unrealized appreciation was $63,016,521.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  544,084,678   $           --   $           --
Money Market Funds          5,902,702               --               --
Repurchase Agreements              --       15,440,481               --
                       ------------------------------------------------
Total Investments      $  549,987,380   $   15,440,481   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Financial Statements                Page 53

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $    20,255,130
Non-cash Collateral(2)                            (20,255,130)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $    15,440,481
Non-cash Collateral(4)                            (15,440,481)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 54                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.3%
       16,467  Huntington Ingalls Industries,
                  Inc.                        $     3,911,571
        9,551  L3 Technologies, Inc.                2,029,206
       68,589  Textron, Inc.                        4,024,117
       30,426  United Technologies Corp.            4,199,092
                                              ---------------
                                                   14,163,986
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       29,211  Expeditors International of
                  Washington, Inc.                  1,897,254
                                              ---------------
               AIRLINES -- 2.9%
      132,004  Alaska Air Group, Inc.               8,676,623
       74,600  American Airlines Group, Inc.        4,052,272
      173,277  Delta Air Lines, Inc.                9,836,935
      143,970  United Continental Holdings,
                  Inc. (a)                          9,764,046
                                              ---------------
                                                   32,329,876
                                              ---------------
               AUTO COMPONENTS -- 1.1%
       36,987  BorgWarner, Inc.                     2,080,888
       54,927  Lear Corp.                          10,608,601
                                              ---------------
                                                   12,689,489
                                              ---------------
               AUTOMOBILES -- 2.0%
      776,907  Ford Motor Co.                       8,522,670
      236,730  General Motors Co.                  10,039,719
       76,286  Harley-Davidson, Inc.                3,696,820
                                              ---------------
                                                   22,259,209
                                              ---------------
               BANKS -- 4.7%
       78,066  BB&T Corp.                           4,308,463
      104,326  Citigroup, Inc.                      8,187,504
      135,039  Citizens Financial Group, Inc.       6,198,290
      255,862  Fifth Third Bancorp                  8,469,032
       26,900  PNC Financial Services Group
                  (The), Inc.                       4,250,738
      328,063  Regions Financial Corp.              6,308,652
       87,768  SunTrust Banks, Inc.                 6,205,198
       35,267  U.S. Bancorp                         2,015,156
       93,439  Wells Fargo & Co.                    6,146,417
                                              ---------------
                                                   52,089,450
                                              ---------------
               BIOTECHNOLOGY -- 1.0%
      135,449  Gilead Sciences, Inc.               11,350,626
                                              ---------------
               CAPITAL MARKETS -- 2.8%
        9,207 Affiliated Managers Group, Inc. 1,837,993 105,253 Bank of New York Mellon
                  (The) Corp.                       5,967,845
      223,945  Franklin Resources, Inc.             9,497,508
       30,471  Goldman Sachs Group (The),
                  Inc.                              8,162,876
      155,143  Invesco Ltd.                         5,605,317
                                              ---------------
                                                   31,071,539
                                              ---------------
               CHEMICALS -- 3.7%
       23,655  Air Products and Chemicals,
                  Inc.                              3,982,792
      104,745  Eastman Chemical Co.                10,388,609


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
       70,366  LyondellBasell Industries N.V.,
                  Class A                     $     8,432,662
      378,160  Mosaic (The) Co.                    10,323,768
       16,176  PPG Industries, Inc.                 1,920,576
       53,214  Westlake Chemical Corp.              5,991,897
                                              ---------------
                                                   41,040,304
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
      148,013  Cisco Systems, Inc.                  6,148,460
      272,380  Juniper Networks, Inc.               7,122,737
                                              ---------------
                                                   13,271,197
                                              ---------------
               CONSUMER FINANCE -- 2.5%
      332,770  Ally Financial, Inc.                 9,906,563
       97,445  Capital One Financial Corp.         10,130,382
       50,461  Discover Financial Services          4,026,788
      100,528  Synchrony Financial                  3,988,951
                                              ---------------
                                                   28,052,684
                                              ---------------
               CONTAINERS & PACKAGING -- 1.1%
       32,614  International Paper Co.              2,050,116
      153,513  WestRock Co.                        10,228,571
                                              ---------------
                                                   12,278,687
                                              ---------------
               DISTRIBUTORS -- 0.4%
       19,889  Genuine Parts Co.                    2,069,848
       46,463  LKQ Corp. (a)                        1,952,840
                                              ---------------
                                                    4,022,688
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 1.1%
       19,582  Berkshire Hathaway, Inc.,
                  Class B (a)                       4,197,989
      293,049  Leucadia National Corp.              7,932,837
                                              ---------------
                                                   12,130,826
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 2.1%
      249,577  AT&T, Inc.                           9,346,659
      465,400  CenturyLink, Inc.                    8,288,774
      107,103  Verizon Communications, Inc.         5,791,059
                                              ---------------
                                                   23,426,492
                                              ---------------
               ELECTRIC UTILITIES -- 7.9%
      133,042  Alliant Energy Corp.                 5,288,420
      105,517  American Electric Power Co.,
                  Inc.                              7,257,459
       92,294  Duke Energy Corp.                    7,245,079
      153,440  Edison International                 9,594,603
       47,690  Entergy Corp.                        3,752,726
      122,869  Eversource Energy                    7,751,805
      246,221  Exelon Corp.                         9,481,971
      216,452  PG&E Corp.                           9,184,058
      113,918  Pinnacle West Capital Corp.          9,107,744
      313,524  PPL Corp.                            9,992,010
       39,294  Southern (The) Co.                   1,772,552
      161,357  Xcel Energy, Inc.                    7,364,334
                                              ---------------
                                                   87,792,761
                                              ---------------


                        See Notes to Financial Statements                Page 55

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.2%
       22,053  Acuity Brands, Inc.            $     3,405,865
      122,815  Eaton Corp. PLC                     10,312,776
                                              ---------------
                                                   13,718,641
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.4%
      303,332  Corning, Inc.                        9,470,025
       59,647  TE Connectivity Ltd.                 6,115,607
                                              ---------------
                                                   15,585,632
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.0%
       80,789  GGP, Inc.                            1,860,571
      217,367  HCP, Inc.                            5,234,197
      391,075  Host Hotels & Resorts, Inc.          8,118,717
      312,337  Kimco Realty Corp.                   4,969,282
       18,722  SL Green Realty Corp.                1,881,935
                                              ---------------
                                                   22,064,702
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.6%
      133,842  CVS Health Corp.                    10,532,027
      282,800  Kroger (The) Co.                     8,585,808
       78,063  Walgreens Boots Alliance, Inc.       5,875,021
       39,306  Walmart, Inc.                        4,190,020
                                              ---------------
                                                   29,182,876
                                              ---------------
               FOOD PRODUCTS -- 4.8%
      242,106  Archer-Daniels-Midland Co.          10,398,453
      144,656  Bunge Ltd.                          11,490,026
       80,677  Campbell Soup Co.                    3,755,514
       50,162  Conagra Brands, Inc.                 1,906,156
       31,872  General Mills, Inc.                  1,864,193
      106,662  Hormel Foods Corp.                   3,661,707
       40,551  Ingredion, Inc.                      5,824,746
       45,629  J.M. Smucker (The) Co.               5,789,864
       44,151  Mondelez International, Inc.,
                  Class A                           1,960,304
       95,755  Tyson Foods, Inc., Class A           7,287,913
                                              ---------------
                                                   53,938,876
                                              ---------------
               GAS UTILITIES -- 1.0%
       45,191  Atmos Energy Corp.                   3,746,334
      165,342  UGI Corp.                            7,567,703
                                              ---------------
                                                   11,314,037
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.6%
       29,233  Baxter International, Inc.           2,105,653
       41,817  Danaher Corp.                        4,235,226
                                              ---------------
                                                    6,340,879
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 5.1%
       17,249  Anthem, Inc.                         4,275,165
       92,523  Cardinal Health, Inc.                6,642,226
       78,462  DaVita, Inc. (a)                     6,123,175
      130,005  Express Scripts Holding Co. (a)     10,293,796
       55,544  Henry Schein, Inc. (a)               4,203,570
       15,646  Humana, Inc.                         4,409,512


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
       62,223  McKesson Corp.                 $    10,508,220
       85,608  Universal Health Services, Inc.,
                  Class B                          10,401,372
                                              ---------------
                                                   56,857,036
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.9%
       44,212  Aramark                              2,025,352
       40,424  Darden Restaurants, Inc.             3,874,640
       96,987  Yum China Holdings, Inc.             4,499,227
                                              ---------------
                                                   10,399,219
                                              ---------------
               HOUSEHOLD DURABLES -- 2.5%
      111,004  D.R. Horton, Inc.                    5,444,746
      130,315  Garmin Ltd.                          8,202,026
       89,642  Lennar Corp., Class A                5,616,968
       46,032  Whirlpool Corp.                      8,351,125
                                              ---------------
                                                   27,614,865
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.1%
       20,566  Procter & Gamble (The) Co.           1,775,668
                                              ---------------
               INSURANCE -- 7.5%
       64,582  Aflac, Inc.                          5,696,132
       54,139  Allstate (The) Corp.                 5,347,309
       52,228  American Financial Group, Inc.       5,919,522
       20,818  Arch Capital Group Ltd. (a)          1,893,189
       61,337  Arthur J. Gallagher & Co.            4,190,544
       26,561  Chubb Ltd.                           4,147,500
       25,205  Cincinnati Financial Corp.           1,938,264
      247,288  FNF Group                            9,639,286
       73,747  Lincoln National Corp.               6,106,252
       77,582  Loews Corp.                          4,007,110
       80,342  Principal Financial Group, Inc.      5,431,119
       67,515  Prudential Financial, Inc.           8,022,132
       36,355  Reinsurance Group of America,
                  Inc.                              5,695,011
       20,832  Torchmark Corp.                      1,892,587
       41,793  Travelers (The) Cos., Inc.           6,265,607
      141,426  Unum Group                           7,522,449
                                              ---------------
                                                   83,714,013
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.0%
      397,362  Liberty Interactive Corp. QVC
                  Group, Class A (a)               11,161,899
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.9%
      257,116  eBay, Inc. (a)                      10,433,767
                                              ---------------
               IT SERVICES -- 0.7%
       50,599  International Business Machines
                  Corp.                             8,283,056
                                              ---------------
               MACHINERY -- 2.3%
       32,093  Cummins, Inc.                        6,033,484
       38,434  Dover Corp.                          4,082,075
      109,213  PACCAR, Inc.                         8,142,921
        9,468  Parker-Hannifin Corp.                1,907,045
       32,524  Snap-on, Inc.                        5,571,686
                                              ---------------
                                                   25,737,211
                                              ---------------


Page 56                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA -- 3.3%
      433,582  Discovery Communications,
                  Inc., Class A (a) (b)       $    10,869,901
      281,197  Interpublic Group of Cos. (The),
                  Inc.                              6,155,402
       55,317  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)          2,084,898
       25,946  Omnicom Group, Inc.                  1,988,761
      314,949  Viacom, Inc., Class B               10,525,596
       52,729  Walt Disney (The) Co.                5,730,060
                                              ---------------
                                                   37,354,618
                                              ---------------
               METALS & MINING -- 1.5%
      204,716  Freeport-McMoRan, Inc. (a)           3,991,962
      103,450  Newmont Mining Corp.                 4,190,760
      122,097  Nucor Corp.                          8,175,615
                                              ---------------
                                                   16,358,337
                                              ---------------
               MULTILINE RETAIL -- 1.6%
       41,731  Dollar General Corp.                 4,303,301
       17,610  Dollar Tree, Inc. (a)                2,025,150
      148,713  Target Corp.                        11,186,192
                                              ---------------
                                                   17,514,643
                                              ---------------
               MULTI-UTILITIES -- 5.4%
      131,597  Ameren Corp.                         7,452,338
      199,892  CenterPoint Energy, Inc.             5,632,957
       82,060  CMS Energy Corp.                     3,672,185
       91,382  Consolidated Edison, Inc.            7,343,458
       70,919  DTE Energy Co.                       7,491,883
      220,838  NiSource, Inc.                       5,450,282
      150,735  Public Service Enterprise
                  Group, Inc.                       7,818,624
      243,931  SCANA Corp.                          9,913,356
       53,020  Sempra Energy                        5,674,200
                                              ---------------
                                                   60,449,283
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 8.0%
       72,360  Anadarko Petroleum Corp.             4,345,218
       67,893  Andeavor                             7,343,307
      183,867  Apache Corp.                         8,250,112
       62,008  Chevron Corp.                        7,772,703
       15,488  Cimarex Energy Co.                   1,737,753
       37,737  Concho Resources, Inc. (a)           5,941,313
       34,426  ConocoPhillips                       2,024,593
      234,386  Devon Energy Corp.                   9,696,549
       92,813  Exxon Mobil Corp.                    8,102,575
      429,599  Kinder Morgan, Inc.                  7,724,190
      117,655  Marathon Petroleum Corp.             8,149,962
       25,653  Occidental Petroleum Corp.           1,923,205
       38,373  Phillips 66                          3,929,395
      105,577  Valero Energy Corp.                 10,132,225
       61,976  Williams (The) Cos., Inc.            1,945,427
                                              ---------------
                                                   89,018,527
                                              ---------------
               PHARMACEUTICALS -- 1.0%
      183,476  Mylan N.V. (a)                       7,861,947
      107,162  Pfizer, Inc.                         3,969,280
                                              ---------------
                                                   11,831,227
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ROAD & RAIL -- 0.9%
       16,434  J.B. Hunt Transport Services,
                  Inc.                        $     1,985,720
       53,877  Kansas City Southern                 6,095,105
       14,091  Union Pacific Corp.                  1,881,149
                                              ---------------
                                                    9,961,974
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.9%
      210,216  Intel Corp.                         10,119,798
                                              ---------------
               SOFTWARE -- 0.5%
      170,341  CA, Inc.                             6,106,725
                                              ---------------
               SPECIALTY RETAIL -- 2.6%
        5,456  AutoZone, Inc. (a)                   4,176,240
       29,467  CarMax, Inc. (a)                     2,103,060
      227,916  Gap (The), Inc.                      7,575,928
       94,137  L Brands, Inc.                       4,715,322
       20,333  Lowe's Cos., Inc.                    2,129,475
        7,856  O'Reilly Automotive, Inc. (a)        2,079,405
       23,548  Ross Stores, Inc.                    1,940,120
       50,765  TJX (The) Cos., Inc.                 4,077,445
                                              ---------------
                                                   28,796,995
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 2.3%
      540,589  Hewlett Packard Enterprise Co.       8,865,660
      184,741  HP, Inc.                             4,308,160
       34,158  NetApp, Inc.                         2,100,717
      185,536  Seagate Technology PLC              10,241,587
                                              ---------------
                                                   25,516,124
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.8%
       56,577  PVH Corp.                            8,773,961
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.4%
       34,552  Fastenal Co.                         1,898,978
        7,999  W.W. Grainger, Inc.                  2,157,010
                                              ---------------
                                                    4,055,988
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                      1,113,847,645
               (Cost $984,406,542)            ---------------

               MONEY MARKET FUNDS -- 0.2%
      505,236  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       505,236
    1,442,358  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                 1,442,358
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                           1,947,594
               (Cost $1,947,594)              ---------------


                        See Notes to Financial Statements                Page 57

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     847,272  JPMorgan Chase & Co.,
                  1.32% (c) dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $847,303.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $864,211. (d)            $       847,272

      572,742  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $572,762.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $589,831. (d)                    572,742
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.1%                           1,420,014
               (Cost $1,420,014)              ---------------

               TOTAL INVESTMENTS -- 100.1%      1,117,215,253
               (Cost $987,774,150) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (1,596,838)
                                              ---------------
               NET ASSETS -- 100.0%           $ 1,115,618,415
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,892,785 and the total value of the collateral held by the Fund is $1,925,250.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $147,377,055 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $17,935,952. The net unrealized appreciation was $129,441,103.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $1,113,847,645   $           --   $           --
Money Market Funds          1,947,594               --               --
Repurchase Agreements              --        1,420,014               --
                       ------------------------------------------------
Total Investments      $1,115,795,239   $    1,420,014   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 58                 See Notes to Financial Statements

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,892,785
Non-cash Collateral(2)                             (1,892,785)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,420,014
Non-cash Collateral(4)                             (1,420,014)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 59

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.2%
       21,529  Boeing (The) Co.               $     7,629,232
       26,187  Harris Corp.                         4,173,684
       11,555  Lockheed Martin Corp.                4,100,292
       16,550  Northrop Grumman Corp.               5,635,771
        9,249  TransDigm Group, Inc.                2,931,101
                                              ---------------
                                                   24,470,080
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.9%
       25,443  FedEx Corp.                          6,678,279
                                              ---------------
               AIRLINES -- 0.6%
       77,611  Southwest Airlines Co.               4,718,749
                                              ---------------
               AUTOMOBILES -- 0.2%
        3,972  Tesla, Inc. (a) (b)                  1,407,319
                                              ---------------
               BANKS -- 4.6%
      172,073  Bank of America Corp.                5,506,336
       42,729  Comerica, Inc.                       4,068,655
      254,769  Huntington Bancshares, Inc.          4,122,162
       47,500  JPMorgan Chase & Co.                 5,494,325
      183,909  KeyCorp                              3,935,653
        7,232  M&T Bank Corp.                       1,379,721
       27,161  SVB Financial Group (b)              6,696,545
       72,978  Zions Bancorporation                 3,943,001
                                              ---------------
                                                   35,146,398
                                              ---------------
               BEVERAGES -- 3.0%
       73,971  Brown-Forman Corp., Class B          5,126,190
       22,222  Constellation Brands, Inc.,
                  Class A                           4,877,063
       26,167  Dr Pepper Snapple Group, Inc.        3,123,032
       30,947  Molson Coors Brewing Co.,
                  Class B                           2,600,167
       80,258  Monster Beverage Corp. (b)           5,476,003
       10,311  PepsiCo, Inc.                        1,240,413
                                              ---------------
                                                   22,442,868
                                              ---------------
               BIOTECHNOLOGY -- 1.5%
       52,525  AbbVie, Inc.                         5,894,355
        3,881  Biogen, Inc. (b)                     1,349,851
       24,751  Vertex Pharmaceuticals, Inc. (b)     4,130,199
                                              ---------------
                                                   11,374,405
                                              ---------------
               BUILDING PRODUCTS -- 0.5%
       37,110  Fortune Brands Home &
                  Security, Inc.                    2,632,212
       32,445  Johnson Controls International
                  PLC                               1,269,573
                                              ---------------
                                                    3,901,785
                                              ---------------
               CAPITAL MARKETS -- 8.6%
       50,963  Cboe Global Markets, Inc.            6,848,918
       98,882  Charles Schwab (The) Corp.           5,274,366
       17,389  CME Group, Inc.                      2,668,864
      128,090  E*TRADE Financial Corp. (b)          6,750,343
       17,524  Intercontinental Exchange, Inc.      1,293,972
       34,411  Moody's Corp.                        5,567,356
       96,809  Morgan Stanley                       5,474,549
       40,143  MSCI, Inc.                           5,589,110
       12,378  Northern Trust Corp.                 1,304,517


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       56,883  Raymond James Financial, Inc.  $     5,482,952
       21,898  S&P Global, Inc.                     3,965,728
       70,688  SEI Investments Co.                  5,312,203
       26,020  State Street Corp.                   2,866,623
       60,511  T. Rowe Price Group, Inc.            6,754,843
                                              ---------------
                                                   65,154,344
                                              ---------------
               CHEMICALS -- 2.4%
        9,668  Albemarle Corp.                      1,078,852
       47,438  Celanese Corp., Series A             5,130,894
      101,470  Chemours (The) Co.                   5,237,881
       15,486  Sherwin-Williams (The) Co.           6,459,366
                                              ---------------
                                                   17,906,993
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.1%
       40,746  Cintas Corp.                         6,863,664
       37,566  Republic Services, Inc.              2,584,541
       26,574  Rollins, Inc.                        1,311,161
       58,859  Waste Management, Inc.               5,204,901
                                              ---------------
                                                   15,964,267
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.5%
       26,953  Arista Networks, Inc. (b)            7,434,177
       28,114  Motorola Solutions, Inc.             2,796,218
        8,531  Palo Alto Networks, Inc. (b)         1,346,789
                                              ---------------
                                                   11,577,184
                                              ---------------
               CONTAINERS & PACKAGING -- 0.7%
       42,137  Packaging Corp. of America           5,293,671
                                              ---------------
               ELECTRIC UTILITIES -- 0.2%
        7,917  NextEra Energy, Inc.                 1,254,211
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       70,091  AMETEK, Inc.                         5,347,943
       25,871  Rockwell Automation, Inc.            5,104,090
                                              ---------------
                                                   10,452,033
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 1.6%
       42,248  Amphenol Corp., Class A              3,919,347
       73,097  CDW Corp.                            5,466,925
       62,494  Trimble, Inc. (b)                    2,755,985
                                              ---------------
                                                   12,142,257
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 1.7%
       17,803  American Tower Corp.                 2,629,503
       11,140  Crown Castle International
                  Corp.                             1,256,258
       14,141  Extra Space Storage, Inc.            1,180,491
       67,313  Iron Mountain, Inc.                  2,357,974
       31,095  SBA Communications Corp. (b)         5,426,077
                                              ---------------
                                                   12,850,303
                                              ---------------
               FOOD PRODUCTS -- 0.2%
       10,894  Hershey (The) Co.                    1,201,935
                                              ---------------


Page 60                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 4.4%
       28,577  Align Technology, Inc. (b)     $     7,487,174
        5,777  Becton, Dickinson and Co.            1,403,464
       38,580  DENTSPLY SIRONA, Inc.                2,346,050
       10,969  Edwards Lifesciences Corp. (b)       1,388,456
       59,411  Hologic, Inc. (b)                    2,536,850
        7,908  IDEXX Laboratories, Inc. (b)         1,479,112
       10,165  Intuitive Surgical, Inc. (b)         4,387,925
       43,801  ResMed, Inc.                         4,414,703
       23,957  Stryker Corp.                        3,938,052
       14,907  Teleflex, Inc.                       4,140,419
                                              ---------------
                                                   33,522,205
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.7%
       62,939  Centene Corp. (b)                    6,749,578
       42,228  HCA Healthcare, Inc. (b)             4,271,784
       15,923  Laboratory Corp. of America
                  Holdings (b)                      2,778,564
       28,802  UnitedHealth Group, Inc.             6,819,738
                                              ---------------
                                                   20,619,664
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.2%
       18,347  Cerner Corp. (b)                     1,268,328
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.7%
       38,268  Carnival Corp.                       2,740,372
        6,545  Domino's Pizza, Inc.                 1,419,283
       53,381  Las Vegas Sands Corp.                4,138,095
       46,781  Marriott International, Inc.,
                  Class A                           6,892,713
       14,757  McDonald's Corp.                     2,525,513
      111,094  MGM Resorts International            4,049,376
       23,220  Norwegian Cruise Line
                  Holdings Ltd. (b)                 1,410,383
       21,291  Royal Caribbean Cruises Ltd.         2,843,413
        5,820  Vail Resorts, Inc.                   1,272,019
       54,799  Wyndham Worldwide Corp.              6,802,200
       37,661  Wynn Resorts Ltd.                    6,236,285
       31,122  Yum! Brands, Inc.                    2,632,610
                                              ---------------
                                                   42,962,262
                                              ---------------
               HOUSEHOLD DURABLES -- 1.6%
       18,411  Mohawk Industries, Inc. (b)          5,174,596
       40,015  Newell Brands, Inc.                  1,057,996
        1,810  NVR, Inc. (b)                        5,752,488
                                              ---------------
                                                   11,985,080
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       24,646  Church & Dwight Co., Inc.            1,203,957
       24,940  Clorox (The) Co.                     3,533,749
                                              ---------------
                                                    4,737,706
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.6%
       15,760  3M Co.                               3,947,880
       24,188  Honeywell International, Inc.        3,862,098
       14,323  Roper Technologies, Inc.             4,018,891
                                              ---------------
                                                   11,828,869
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.0%
        5,428  Amazon.com, Inc. (b)           $     7,875,431
       26,461  Netflix, Inc. (b)                    7,152,408
                                              ---------------
                                                   15,027,839
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.1%
        3,522  Alphabet, Inc., Class A (b)          4,163,779
       21,022  Facebook, Inc., Class A (b)          3,928,801
      154,496  Twitter, Inc. (b)                    3,987,542
       32,414  VeriSign, Inc. (b)                   3,725,017
                                              ---------------
                                                   15,805,139
                                              ---------------
               IT SERVICES -- 9.1%
       33,181  Accenture PLC, Class A               5,332,186
       14,633  Alliance Data Systems Corp.          3,755,706
       21,673 Automatic Data Processing, Inc. 2,679,433 70,097 Broadridge Financial Solutions,
                  Inc.                              6,758,052
       35,763  Cognizant Technology Solutions
                  Corp., Class A                    2,788,799
       66,907  DXC Technology Co.                   6,660,592
       13,142  Fidelity National Information
                  Services, Inc.                    1,345,215
        9,429  Fiserv, Inc. (b)                     1,327,980
       32,998  FleetCor Technologies, Inc. (b)      7,012,075
       10,039  Gartner, Inc. (b)                    1,392,811
       24,506  Mastercard, Inc., Class A            4,141,514
       37,307  Paychex, Inc.                        2,546,203
       86,246  PayPal Holdings, Inc. (b)            7,358,509
       80,281  Total System Services, Inc.          7,133,769
       44,549  Visa, Inc., Class A                  5,534,322
       34,532  Worldpay, Inc., Class A (b)          2,773,265
                                              ---------------
                                                   68,540,431
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.2%
       37,924  Agilent Technologies, Inc.           2,784,759
       23,248  Illumina, Inc. (b)                   5,408,415
        4,099  Mettler-Toledo International,
                  Inc. (b)                          2,767,891
       13,376  Thermo Fisher Scientific, Inc.       2,997,695
       13,147  Waters Corp. (b)                     2,834,625
                                              ---------------
                                                   16,793,385
                                              ---------------
               MACHINERY -- 2.6%
       35,103  Fortive Corp.                        2,668,530
       28,108  IDEX Corp.                           4,032,936
       30,445  Illinois Tool Works, Inc.            5,287,383
       13,864  Ingersoll-Rand PLC                   1,311,950
       37,417  Stanley Black & Decker, Inc.         6,219,828
                                              ---------------
                                                   19,520,627
                                              ---------------
               MEDIA -- 0.7%
        7,559  Charter Communications, Inc.,
                  Class A (b)                       2,851,633
       63,415  Comcast Corp., Class A               2,697,040
                                              ---------------
                                                    5,548,673
                                              ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING -- 0.9%
      147,217  Steel Dynamics, Inc.           $     6,683,652
                                              ---------------
               MULTI-UTILITIES -- 0.3%
       15,255  Dominion Energy, Inc.                1,166,092
       18,613  WEC Energy Group, Inc.               1,196,816
                                              ---------------
                                                    2,362,908
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.0%
      129,699  Cabot Oil & Gas Corp.                3,417,569
      117,931  Cheniere Energy, Inc. (b)            6,670,177
       40,234  Diamondback Energy, Inc. (b)         5,049,367
                                              ---------------
                                                   15,137,113
                                              ---------------
               PERSONAL PRODUCTS -- 0.9%
       49,901  Estee Lauder (The) Cos., Inc.,
                  Class A                           6,734,639
                                              ---------------
               PHARMACEUTICALS -- 1.0%
       20,177  Bristol-Myers Squibb Co.             1,263,080
        8,851  Johnson & Johnson                    1,223,120
       14,185  Perrigo Co. PLC                      1,285,445
       51,491  Zoetis, Inc.                         3,950,904
                                              ---------------
                                                    7,722,549
                                              ---------------
               PROFESSIONAL SERVICES -- 0.7%
        8,553  CoStar Group, Inc. (b)               2,960,279
       10,485  Equifax, Inc.                        1,309,891
       12,880  Verisk Analytics, Inc. (b)           1,288,644
                                              ---------------
                                                    5,558,814
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.9%
      146,606  CBRE Group, Inc., Class A (b)        6,698,428
                                              ---------------
               ROAD & RAIL -- 0.9%
       46,169  CSX Corp.                            2,621,014
       25,601  Norfolk Southern Corp.               3,862,679
                                              ---------------
                                                    6,483,693
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.7%
       28,527  Analog Devices, Inc.                 2,621,061
      124,207  Applied Materials, Inc.              6,661,222
       35,305  KLA-Tencor Corp.                     3,876,489
       34,494  Lam Research Corp.                   6,606,291
       70,954  Maxim Integrated Products, Inc.      4,328,194
       42,210  Microchip Technology, Inc.           4,019,236
      154,414  Micron Technology, Inc. (b)          6,750,980
       26,252  NVIDIA Corp.                         6,452,742
       18,565  Qorvo, Inc. (b)                      1,332,410
       13,021  Skyworks Solutions, Inc.             1,265,771
       60,796  Texas Instruments, Inc.              6,667,497
                                              ---------------
                                                   50,581,893
                                              ---------------
               SOFTWARE -- 10.1%
       58,581  Activision Blizzard, Inc.            4,342,609
       36,234  Adobe Systems, Inc. (b)              7,238,104
       34,416  ANSYS, Inc. (b)                      5,563,346
      121,463  Cadence Design Systems,
                  Inc. (b)                          5,448,830


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       52,041  CDK Global, Inc.               $     3,710,003
       28,863  Citrix Systems, Inc. (b)             2,677,332
       23,511  Intuit, Inc.                         3,947,497
       59,383  Microsoft Corp.                      5,641,979
       42,294  Red Hat, Inc. (b)                    5,556,586
       49,688  salesforce.com, Inc. (b)             5,659,960
       48,695  ServiceNow, Inc. (b)                 7,249,225
       59,592  Synopsys, Inc. (b)                   5,518,815
       33,789  Take-Two Interactive Software,
                  Inc. (b)                          4,280,053
       50,667  VMware, Inc., Class A (b)            6,272,068
       24,964  Workday, Inc., Class A (b)           2,992,934
                                              ---------------
                                                   76,099,341
                                              ---------------
               SPECIALTY RETAIL -- 2.5%
       92,734  Best Buy Co., Inc.                   6,775,146
       33,500  Home Depot (The), Inc.               6,730,150
       35,685  Tiffany & Co.                        3,805,805
        5,528  Ulta Beauty, Inc. (b)                1,227,769
                                              ---------------
                                                   18,538,870
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.0%
       30,016  Apple, Inc.                          5,025,579
       31,934  Western Digital Corp.                2,841,487
                                              ---------------
                                                    7,867,066
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.2%
       27,956  Tapestry, Inc.                       1,315,050
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.9%
       36,933  United Rentals, Inc. (b)             6,688,936
                                              ---------------
               WATER UTILITIES -- 0.3%
       27,759  American Water Works Co., Inc.       2,308,716
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       39,990  T-Mobile US, Inc. (b)                2,603,349
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       755,482,306
               (Cost $625,953,997)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      275,768  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       275,768
               (Cost $275,768)                ---------------


Page 62                 See Notes to Financial Statements

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2018 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     462,459  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $462,476.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $471,705. (d)            $       462,459

      312,615  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $312,626.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the  collateral
                  including accrued interest
                  is $321,943. (d)                    312,615
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.1%                             775,074
               (Cost $775,074)                ---------------

               TOTAL INVESTMENTS -- 100.1%        756,533,148
               (Cost $627,004,839) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%            (1,038,909)
                                              ---------------
               NET ASSETS -- 100.0%           $   755,494,239
                                              ===============

(a) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,055,489 and the total value of the collateral held by the Fund is $1,050,842.

(b)   Non-income producing security.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $131,327,896 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,799,587. The net unrealized appreciation was $129,528,309.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  755,482,306   $           --   $           --
Money Market Funds            275,768               --               --
Repurchase Agreements              --          775,074               --
                       ------------------------------------------------
Total Investments      $  755,758,074   $      775,074   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Financial Statements                Page 63

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,055,489
Non-cash Collateral(2)                             (1,050,842)
                                              ---------------
Net Amount                                    $         4,647
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 30 to January 31, the value of the related securities loaned was above the collateral value received. See
      Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       775,074
Non-cash Collateral(4)                               (775,074)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 64                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.2%
          371  Curtiss-Wright Corp.           $        48,475
        2,708  Engility Holdings, Inc. (a)             70,841
        3,028  Esterline Technologies Corp. (a)       222,709
        1,463  Hexcel Corp.                            99,996
          778  Huntington Ingalls Industries,
                  Inc.                                184,806
          663  KLX, Inc. (a)                           46,848
          451  L3 Technologies, Inc.                   95,820
          601  Moog, Inc., Class A (a)                 54,126
          250  Teledyne Technologies, Inc. (a)         47,730
        3,241  Textron, Inc.                          190,150
        1,438  United Technologies Corp.              198,458
                                              ---------------
                                                    1,259,959
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        2,225  Atlas Air Worldwide Holdings,
                  Inc. (a)                            125,268
        1,380  Expeditors International of
                  Washington, Inc.                     89,631
          909  Forward Air Corp.                       55,185
          535  Hub Group, Inc., Class A (a)            25,707
                                              ---------------
                                                      295,791
                                              ---------------
               AIRLINES -- 2.1%
        6,237  Alaska Air Group, Inc.                 409,958
          496  Allegiant Travel Co.                    78,988
        3,525  American Airlines Group, Inc.          191,478
        8,187  Delta Air Lines, Inc.                  464,776
        3,274  Hawaiian Holdings, Inc.                122,284
       10,124  JetBlue Airways Corp. (a)              211,186
        5,043  Spirit Airlines, Inc. (a)              212,411
        6,802  United Continental Holdings,
                  Inc. (a)                            461,312
                                              ---------------
                                                    2,152,393
                                              ---------------
               AUTO COMPONENTS -- 2.1%
        2,874  Adient PLC                             186,235
        7,662  American Axle &
                  Manufacturing Holdings,
                  Inc. (a)                            135,234
        1,748  BorgWarner, Inc.                        98,343
        3,691  Cooper Tire & Rubber Co.               144,318
          852  Cooper-Standard Holdings,
                  Inc. (a)                            106,151
        7,066  Dana, Inc.                             233,108
        8,637  Gentex Corp.                           204,524
        3,288  Gentherm, Inc. (a)                     105,216
        7,000  Goodyear Tire & Rubber (The)
                  Co.                                 243,740
        2,595  Lear Corp.                             501,198
        1,710  Standard Motor Products, Inc.           81,909
        2,318  Tenneco, Inc.                          134,467
                                              ---------------
                                                    2,174,443
                                              ---------------
               AUTOMOBILES -- 1.0%
       36,706  Ford Motor Co.                         402,664
       11,185  General Motors Co.                     474,356
        3,604  Harley-Davidson, Inc.                  174,650
                                              ---------------
                                                    1,051,670
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS -- 4.7%
        3,562  Associated Banc-Corp.          $        88,159
        2,528  Banc of California, Inc.                49,802
        1,438  BancorpSouth Bank                       48,245
        1,111  BankUnited, Inc.                        45,595
        3,688  BB&T Corp.                             203,541
        1,657  Boston Private Financial
                  Holdings, Inc.                       25,518
        4,929  Citigroup, Inc.                        386,828
        6,380  Citizens Financial Group, Inc.         292,842
        6,546  F.N.B. Corp.                            93,935
       12,089  Fifth Third Bancorp                    400,146
       20,468  First BanCorp (a)                      122,808
          337  First Citizens BancShares, Inc.,
                  Class A                             143,363
        3,100  First Hawaiian, Inc.                    89,590
          639  First Interstate BancSystem,
                  Inc., Class A                        26,742
        1,066  First Midwest Bancorp, Inc.             26,501
        5,054  Fulton Financial Corp.                  91,983
        1,930  Great Western Bancorp, Inc.             81,349
        1,720  Hanmi Financial Corp.                   54,180
          973  Heartland Financial USA, Inc.           51,715
        2,061  Hilltop Holdings, Inc.                  53,978
        4,209  Hope Bancorp, Inc.                      80,139
          584  IBERIABANK Corp.                        49,348
        1,315  International Bancshares Corp.          54,573
        3,048  MB Financial, Inc.                     130,393
          696  NBT Bancorp, Inc.                       25,689
        4,402  Old National Bancorp                    76,155
        1,795  PacWest Bancorp                         94,112
        2,419  People's United Financial, Inc.         47,582
        1,271  PNC Financial Services Group
                  (The), Inc.                         200,843
        3,824  Popular, Inc.                          155,407
        1,291  Prosperity Bancshares, Inc.             97,858
       15,500  Regions Financial Corp.                298,065
          294  South State Corp.                       26,048
        4,147  SunTrust Banks, Inc.                   293,193
        8,826  TCF Financial Corp.                    189,318
        1,638  Trustmark Corp.                         52,072
        1,666  U.S. Bancorp                            95,195
        4,349  Umpqua Holdings Corp.                   94,156
        1,443  Union Bankshares Corp.                  54,473
        1,302  United Bankshares, Inc.                 47,914
        4,415  Wells Fargo & Co.                      290,419
        1,284  WesBanco, Inc.                          52,657
                                              ---------------
                                                    4,882,429
                                              ---------------
               BEVERAGES -- 0.1%
          273  Boston Beer (The) Co., Inc.,
                  Class A (a)                          51,829
                                              ---------------
               BIOTECHNOLOGY -- 0.6%
        6,400  Gilead Sciences, Inc.                  536,320
        1,520  Myriad Genetics, Inc. (a)               56,058
                                              ---------------
                                                      592,378
                                              ---------------


                        See Notes to Financial Statements                Page 65

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BUILDING PRODUCTS -- 0.5%
        2,283  Apogee Enterprises, Inc.       $       103,899
        1,494  Armstrong World Industries,
                  Inc. (a)                             93,674
          776  Gibraltar Industries, Inc. (a)          28,789
        1,476  Owens Corning                          137,224
          446  Simpson Manufacturing Co.,
                  Inc.                                 26,198
        2,042  Universal Forest Products, Inc.         76,228
        1,173  USG Corp. (a)                           45,348
                                              ---------------
                                                      511,360
                                              ---------------
               CAPITAL MARKETS -- 2.1%
          435  Affiliated Managers Group, Inc.         86,839
        4,973  Bank of New York Mellon
                  (The) Corp.                         281,969
        2,508  Federated Investors, Inc.,
                  Class B                              86,977
       10,581  Franklin Resources, Inc.               448,740
        1,440  Goldman Sachs Group (The),
                  Inc.                                385,762
        7,330  Invesco Ltd.                           264,833
        2,585  Lazard Ltd., Class A                   151,403
        5,388  Legg Mason, Inc.                       229,637
          759  Stifel Financial Corp.                  51,248
        6,590  TPG Specialty Lending, Inc.            126,594
        4,673  Waddell & Reed Financial, Inc.,
                  Class A                             107,479
                                              ---------------
                                                    2,221,481
                                              ---------------
               CHEMICALS -- 3.1%
          609  AdvanSix, Inc. (a)                      24,031
        1,118  Air Products and Chemicals,
                  Inc.                                188,238
          635  Ashland Global Holdings, Inc.           46,095
        3,672  Cabot Corp.                            248,374
        4,949  Eastman Chemical Co.                   490,842
        1,679  H.B. Fuller Co.                         87,056
          363  Ingevity Corp. (a)                      26,336
        1,479  Innospec, Inc.                         106,192
          532  Kraton Corp. (a)                        26,738
        3,325  LyondellBasell Industries N.V.,
                  Class A                             398,468
        1,516  Minerals Technologies, Inc.            113,928
       17,867  Mosaic (The) Co.                       487,769
          114  NewMarket Corp.                         45,325
        2,543  Olin Corp.                              94,803
        3,120  PolyOne Corp.                          135,595
          764  PPG Industries, Inc.                    90,710
        1,322  Stepan Co.                             103,671
        2,492  Trinseo S.A.                           205,465
        2,514  Westlake Chemical Corp.                283,076
                                              ---------------
                                                    3,202,712
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
        6,296  ACCO Brands Corp. (a)                   74,608
        1,069  Advanced Disposal Services,
                  Inc. (a)                             26,052


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
        1,377  Brady Corp., Class A           $        52,670
          835  Clean Harbors, Inc. (a)                 46,209
        1,766  Deluxe Corp.                           131,161
        1,303  Herman Miller, Inc.                     52,771
        1,353  HNI Corp.                               52,618
        1,018  Interface, Inc.                         25,399
        3,334  Knoll, Inc.                             76,482
        1,455  Matthews International Corp.,
                  Class A                              81,480
        1,635  McGrath RentCorp                        78,153
        4,046  Pitney Bowes, Inc.                      57,089
        4,619  Quad/Graphics, Inc.                    102,172
        6,868  Steelcase, Inc., Class A               106,797
          155  UniFirst Corp.                          25,622
        2,355  Viad Corp.                             133,764
                                              ---------------
                                                    1,123,047
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        3,970  ADTRAN, Inc.                            63,520
        6,993  Cisco Systems, Inc.                    290,489
        3,021  EchoStar Corp., Class A (a)            184,462
       12,869  Juniper Networks, Inc.                 336,524
          888  NETGEAR, Inc. (a)                       61,894
        2,971  NetScout Systems, Inc. (a)              84,674
          508  Plantronics, Inc.                       29,967
        5,972  Viavi Solutions, Inc. (a)               51,240
                                              ---------------
                                                    1,102,770
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.9%
        4,870  AECOM (a)                              190,466
        1,196  Comfort Systems USA, Inc.               50,949
        1,107  EMCOR Group, Inc.                       89,977
        1,372  Jacobs Engineering Group, Inc.          95,299
        2,825  Primoris Services Corp.                 73,450
        4,626  Quanta Services, Inc. (a)              178,055
        5,147  Tutor Perini Corp. (a)                 127,388
          818  Valmont Industries, Inc.               133,825
                                              ---------------
                                                      939,409
                                              ---------------
               CONSUMER FINANCE -- 2.2%
       15,722  Ally Financial, Inc.                   468,044
        4,604  Capital One Financial Corp.            478,632
        2,384  Discover Financial Services            190,243
        1,341  FirstCash, Inc.                         98,027
       16,980  Navient Corp.                          241,965
        1,906  Nelnet, Inc., Class A                   99,322
        8,702  OneMain Holdings, Inc. (a)             284,642
          771  PRA Group, Inc. (a)                     27,563
       12,147  Santander Consumer USA
                  Holdings, Inc.                      209,536
        4,750  Synchrony Financial                    188,480
                                              ---------------
                                                    2,286,454
                                              ---------------
               CONTAINERS & PACKAGING -- 1.3%
        1,049  AptarGroup, Inc.                        91,704
          394  Avery Dennison Corp.                    48,336
        1,893  Bemis Co., Inc.                         88,479


Page 66                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING
                  (CONTINUED)
        1,608  Crown Holdings, Inc. (a)       $        93,344
        5,856  Graphic Packaging Holding Co.           94,574
        1,493  Greif, Inc., Class A                    88,266
        1,541  International Paper Co.                 96,867
        3,078  Silgan Holdings, Inc.                   92,002
        3,405  Sonoco Products Co.                    184,926
        7,253  WestRock Co.                           483,267
                                              ---------------
                                                    1,361,765
                                              ---------------
               DISTRIBUTORS -- 0.2%
          811  Core-Mark Holding Co., Inc.             17,915
          940  Genuine Parts Co.                       97,826
        2,195  LKQ Corp. (a)                           92,256
                                              ---------------
                                                      207,997
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.3%
        2,482  Adtalem Global Education,
                  Inc. (a)                            114,172
          324  Graham Holdings Co., Class B           192,602
                                              ---------------
                                                      306,774
                                              ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
          925  Berkshire Hathaway, Inc.,
                  Class B (a)                         198,302
       13,845  Leucadia National Corp.                374,784
                                              ---------------
                                                      573,086
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
       11,792  AT&T, Inc.                             441,610
        1,390  ATN International, Inc.                 82,510
       21,988  CenturyLink, Inc.                      391,606
       19,303  Frontier Communications
                  Corp. (b)                           158,092
       11,058  Iridium Communications,
                  Inc. (a) (b)                        140,437
        5,060  Verizon Communications, Inc.           273,594
                                              ---------------
                                                    1,487,849
                                              ---------------
               ELECTRIC UTILITIES -- 5.0%
        2,433  ALLETE, Inc.                           176,247
        6,286  Alliant Energy Corp.                   249,868
        4,985  American Electric Power Co.,
                  Inc.                                342,868
        4,361  Duke Energy Corp.                      342,338
        7,250  Edison International                   453,343
        2,253  Entergy Corp.                          177,289
        5,805  Eversource Energy                      366,237
       11,633  Exelon Corp.                           447,987
        3,754  Hawaiian Electric Industries,
                  Inc.                                128,049
        1,485  IDACORP, Inc.                          128,126
        5,498  OGE Energy Corp.                       177,036
        1,174  Otter Tail Corp.                        50,012
       10,227  PG&E Corp.                             433,932
        5,382  Pinnacle West Capital Corp.            430,291


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               ELECTRIC UTILITIES (CONTINUED)
        4,473  PNM Resources, Inc.            $       170,421
        4,962  Portland General Electric Co.          210,141
       14,813  PPL Corp.                              472,090
        1,857  Southern (The) Co.                      83,769
        7,623  Xcel Energy, Inc.                      347,914
                                              ---------------
                                                    5,187,958
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.1%
        1,042  Acuity Brands, Inc.                    160,926
        3,581  Atkore International Group,
                  Inc. (a)                             83,724
        1,021  AZZ, Inc.                               46,455
        5,803  Eaton Corp. PLC                        487,278
        2,146  Encore Wire Corp.                      108,588
        1,949  EnerSys                                137,034
          517  Generac Holdings, Inc. (a)              25,297
          334  Hubbell, Inc.                           45,407
                                              ---------------
                                                    1,094,709
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.1%
        2,381  Anixter International, Inc. (a)        199,290
        2,813  Arrow Electronics, Inc. (a)            228,809
        5,709  Avnet, Inc.                            242,632
       10,459  AVX Corp.                              187,634
        1,172  Belden, Inc.                            99,350
        3,587  Benchmark Electronics, Inc. (a)        103,844
       14,331  Corning, Inc.                          447,414
          730  Dolby Laboratories, Inc.,
                  Class A                              46,968
        4,547  Fabrinet (a)                           112,811
          970  FLIR Systems, Inc.                      49,674
        2,726  Insight Enterprises, Inc. (a)          101,189
        5,170  Jabil, Inc.                            131,473
        1,747  Knowles Corp. (a)                       26,624
        2,603  Methode Electronics, Inc.              106,333
          477  MTS Systems Corp.                       24,732
          811  OSI Systems, Inc. (a)                   53,591
        1,719  Plexus Corp. (a)                       102,710
        6,854  Sanmina Corp. (a)                      179,232
        3,645  ScanSource, Inc. (a)                   124,659
          998  SYNNEX Corp.                           122,485
        2,818  TE Connectivity Ltd.                   288,930
        1,847  Tech Data Corp. (a)                    185,199
        3,702  Vishay Intertechnology, Inc.            81,259
                                              ---------------
                                                    3,246,842
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.8%
        3,899  C&J Energy Services, Inc. (a)          119,387
        7,019  Diamond Offshore Drilling,
                  Inc. (a) (b)                        124,096
        1,660  Exterran Corp. (a)                      47,941
        3,396  Helix Energy Solutions Group,
                  Inc. (a)                             25,572
       19,831  McDermott International,
                  Inc. (a)                            174,116
        3,749  Nabors Industries Ltd.                  29,392


                        See Notes to Financial Statements                Page 67

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        3,634  Oceaneering International,
                  Inc.                        $        75,151
        3,932  Patterson-UTI Energy, Inc.              92,874
        1,603  U.S. Silica Holdings, Inc.              53,364
        5,931  Unit Corp. (a)                         143,708
                                              ---------------
                                                      885,601
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.4%
        1,908  Acadia Realty Trust                     46,860
          923  Alexander & Baldwin, Inc.               24,478
       11,534  Apple Hospitality REIT, Inc.           224,798
        2,487  Brandywine Realty Trust                 44,617
        9,697  Brixmor Property Group, Inc.           157,382
       23,054  CBL & Associates Properties,
                  Inc. (b)                            128,180
        2,836  Chesapeake Lodging Trust                77,621
        1,971  Columbia Property Trust, Inc.           43,145
       10,052  CoreCivic, Inc.                        233,307
        4,890  Cousins Properties, Inc.                44,010
        5,048  DDR Corp.                               40,990
        9,246  DiamondRock Hospitality Co.            108,733
        1,295  Education Realty Trust, Inc.            42,774
        1,483  Equity Commonwealth (a)                 44,357
        4,860  Franklin Street Properties Corp.        49,280
        3,817  GGP, Inc.                               87,905
       10,270  HCP, Inc.                              247,302
        7,577  Hospitality Properties Trust           215,263
       18,477  Host Hotels & Resorts, Inc.            383,583
       14,757  Kimco Realty Corp.                     234,784
        5,326  Kite Realty Group Trust                 89,796
        8,057  LaSalle Hotel Properties               246,061
        7,960  Lexington Realty Trust                  71,799
        4,842  Mack-Cali Realty Corp.                  97,179
        2,098  National Retail Properties, Inc.        83,249
        5,849  Outfront Media, Inc.                   131,018
        2,067  Pebblebrook Hotel Trust                 80,613
        6,460  Pennsylvania Real Estate
                  Investment Trust (b)                 72,094
        9,227  Piedmont Office Realty Trust,
                  Inc., Class A                       180,111
        6,177  RLJ Lodging Trust                      142,812
        5,192  Select Income REIT                     116,093
        7,086  Senior Housing Properties Trust        122,800
          885  SL Green Realty Corp.                   88,960
        5,272  Spirit Realty Capital, Inc.             43,072
       10,946  Sunstone Hotel Investors, Inc.         184,440
       17,420  VEREIT, Inc.                           125,424
       18,326  Washington Prime Group, Inc.           120,585
        6,044  Xenia Hotels & Resorts, Inc.           134,177
                                              ---------------
                                                    4,609,652
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 2.0%
        1,676  Andersons (The), Inc.                   57,152
        1,212  Casey's General Stores, Inc.           146,785
        6,324  CVS Health Corp.                       497,636
       13,361  Kroger (The) Co.                       405,640


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD & STAPLES RETAILING
                  (CONTINUED)
          297  PriceSmart, Inc.               $        25,304
       26,494  Rite Aid Corp. (a)                      57,757
        3,715  Sprouts Farmers Market, Inc. (a)       103,760
        2,416  SUPERVALU, Inc. (a)                     38,269
        2,119  United Natural Foods, Inc. (a)         100,864
        4,250  US Foods Holding Corp. (a)             136,553
        3,688  Walgreens Boots Alliance, Inc.         277,559
        1,857  Walmart, Inc.                          197,956
                                              ---------------
                                                    2,045,235
                                              ---------------
               FOOD PRODUCTS -- 3.4%
       11,439  Archer-Daniels-Midland Co.             491,305
        6,835  Bunge Ltd.                             542,904
        3,812  Campbell Soup Co.                      177,449
        2,370  Conagra Brands, Inc.                    90,060
        9,980  Darling Ingredients, Inc. (a)          185,029
        9,030  Dean Foods Co.                          93,641
        4,745  Fresh Del Monte Produce, Inc.          224,486
        1,506  General Mills, Inc.                     88,086
        5,039  Hormel Foods Corp.                     172,989
        1,916  Ingredion, Inc.                        275,214
          169  J&J Snack Foods Corp.                   23,396
        2,156  J.M. Smucker (The) Co.                 273,575
          350  Lancaster Colony Corp.                  44,940
        2,086  Mondelez International, Inc.,
                  Class A                              92,619
        7,282  Pilgrim's Pride Corp. (a)              202,221
        1,630  Sanderson Farms, Inc.                  206,847
          703  Tootsie Roll Industries,
                  Inc. (b)                             25,167
        4,524  Tyson Foods, Inc., Class A             344,322
                                              ---------------
                                                    3,554,250
                                              ---------------
               GAS UTILITIES -- 1.2%
        2,135  Atmos Energy Corp.                     176,992
        3,295  National Fuel Gas Co.                  183,696
        1,125  New Jersey Resources Corp.              43,650
        1,288  Northwest Natural Gas Co.               73,867
        1,852  ONE Gas, Inc.                          131,177
        2,248  Southwest Gas Holdings, Inc.           165,408
        1,806  Spire, Inc.                            120,099
        7,812  UGI Corp.                              357,555
                                              ---------------
                                                    1,252,444
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
        1,381  Baxter International, Inc.              99,474
        1,976  Danaher Corp.                          200,129
          554  Halyard Health, Inc. (a)                27,041
          637  Varex Imaging Corp. (a)                 27,053
                                              ---------------
                                                      353,697
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 3.6%
        6,931  Acadia Healthcare Co., Inc. (a)        236,208
          815  Anthem, Inc.                           201,998
        4,371  Cardinal Health, Inc.                  313,794
        3,707  DaVita, Inc. (a)                       289,294
        3,460  Ensign Group (The), Inc.                79,684
        6,142  Express Scripts Holding Co. (a)        486,324


Page 68                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS &
                  SERVICES (CONTINUED)
        2,624  Henry Schein, Inc. (a)         $       198,584
          739  Humana, Inc.                           208,272
        2,620  LifePoint Health, Inc. (a)             129,559
          796  Magellan Health, Inc. (a)               79,282
        2,940  McKesson Corp.                         496,507
        3,386  MEDNAX, Inc. (a)                       178,815
        2,141  National HealthCare Corp.              133,534
        6,911  Owens & Minor, Inc.                    145,546
        2,504  Patterson Cos., Inc.                    89,869
        1,451  Select Medical Holdings
                  Corp. (a)                            25,683
        4,045  Universal Health Services, Inc.,
                  Class B                             491,467
                                              ---------------
                                                    3,784,420
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.0%
        2,089  Aramark                                 95,697
        2,446  Bloomin' Brands, Inc.                   53,885
        1,291  Boyd Gaming Corp.                       50,956
        2,688  Brinker International, Inc.             97,682
        2,167  Cheesecake Factory (The), Inc.         106,595
          569  Cracker Barrel Old Country
                  Store, Inc. (b)                     100,417
        1,910  Darden Restaurants, Inc.               183,073
          348  Hyatt Hotels Corp., Class A (a)         28,292
        3,274  International Speedway Corp.,
                  Class A                             151,914
        4,582  Yum China Holdings, Inc.               212,559
                                              ---------------
                                                    1,081,070
                                              ---------------
               HOUSEHOLD DURABLES -- 2.3%
        5,245  D.R. Horton, Inc.                      257,267
        2,715  Ethan Allen Interiors, Inc.             67,468
        6,157  Garmin Ltd.                            387,522
          939  Helen of Troy Ltd. (a)                  87,468
        1,634  KB Home                                 51,504
        3,346  La-Z-Boy, Inc.                         100,882
        1,895  Leggett & Platt, Inc.                   88,136
        4,235  Lennar Corp., Class A                  265,365
        4,093  M.D.C. Holdings, Inc.                  137,975
        2,549  Meritage Homes Corp. (a)               120,950
        4,081  PulteGroup, Inc.                       129,898
          722  Tempur Sealy International,
                  Inc. (a)                             43,060
        3,768  Toll Brothers, Inc.                    175,513
        4,286  TRI Pointe Group, Inc. (a)              69,905
          721  Tupperware Brands Corp.                 41,645
          542  Universal Electronics, Inc. (a)         24,986
        2,175  Whirlpool Corp.                        394,589
                                              ---------------
                                                    2,444,133
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        2,828  Energizer Holdings, Inc.               164,646
          972  Procter & Gamble (The) Co.              83,923
          805  Spectrum Brands Holdings, Inc.          95,360
                                              ---------------
                                                      343,929
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.2%
       12,346  Vistra Energy Corp. (a)        $       240,747
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.1%
        1,194  Carlisle Cos., Inc.                    136,367
                                              ---------------
               INSURANCE -- 6.3%
        3,051  Aflac, Inc.                            269,098
        2,558  Allstate (The) Corp.                   252,654
        3,397  American Equity Investment
                  Life Holding Co.                    112,101
        2,468  American Financial Group, Inc.         279,723
        1,058  American National Insurance
                  Co.                                 133,721
          416  AMERISAFE, Inc.                         25,272
       13,476  AmTrust Financial Services, Inc.       180,848
          984  Arch Capital Group Ltd. (a)             89,485
        1,246  Argo Group International
                  Holdings Ltd.                        76,380
        2,898  Arthur J. Gallagher & Co.              197,991
        6,678  Assured Guaranty Ltd.                  237,670
        4,374  Athene Holding Ltd., Class A (a)       219,400
        1,255  Chubb Ltd.                             195,968
        1,191  Cincinnati Financial Corp.              91,588
        9,161  CNO Financial Group, Inc.              225,269
        1,730  Employers Holdings, Inc.                73,352
          451  Enstar Group Ltd. (a)                   93,628
          749  FBL Financial Group, Inc.,
                  Class A                              52,130
        1,614  First American Financial Corp.          95,339
       11,684  FNF Group                              455,442
          581  Horace Mann Educators Corp.             23,995
          725  Infinity Property & Casualty
                  Corp.                                73,406
        3,484  Lincoln National Corp.                 288,475
        3,665  Loews Corp.                            189,297
        5,315  National General Holdings
                  Corp.                               106,406
          315  National Western Life Group,
                  Inc., Class A                       102,028
          526  Navigators Group (The), Inc.            25,564
        6,662  Old Republic International Corp.       143,166
        3,796  Principal Financial Group, Inc.        256,610
          792  ProAssurance Corp.                      43,322
        3,190  Prudential Financial, Inc.             379,036
        1,718  Reinsurance Group of America,
                  Inc.                                269,125
          649  Safety Insurance Group, Inc.            50,395
          771  Selective Insurance Group, Inc.         44,911
        2,468  Stewart Information Services
                  Corp.                               109,851
        8,907  Third Point Reinsurance Ltd. (a)       126,925
          984  Torchmark Corp.                         89,396
        1,975  Travelers (The) Cos., Inc.             296,092
          562  United Fire Group, Inc.                 24,385
        3,817  Universal Insurance Holdings,
                  Inc.                                112,220
        6,682  Unum Group                             355,416
        1,894  W.R. Berkley Corp.                     138,224
                                              ---------------
                                                    6,605,304
                                              ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       18,774  Liberty Interactive Corp. QVC
                  Group, Class A (a)          $       527,362
       13,845  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   121,836
                                              ---------------
                                                      649,198
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
          695  Akamai Technologies, Inc. (a)           46,558
        4,524  Cars.com, Inc. (a)                     134,317
       12,148  eBay, Inc. (a)                         492,966
                                              ---------------
                                                      673,841
                                              ---------------
               IT SERVICES -- 1.5%
        1,186  Booz Allen Hamilton Holding
                  Corp.                                46,467
        1,367  CACI International, Inc.,
                  Class A (a)                         192,132
        5,553  Convergys Corp.                        129,218
          584  CSG Systems International, Inc.         26,379
        3,644  DST Systems, Inc.                      303,800
        2,391  International Business Machines
                  Corp.                               391,407
        1,040  ManTech International Corp.,
                  Class A                              54,153
        1,264  MAXIMUS, Inc.                           86,180
        2,207  Sabre Corp.                             45,839
          591  Science Applications
                  International Corp.                  45,300
        4,149  Sykes Enterprises, Inc. (a)            128,702
        3,341  Syntel, Inc. (a)                        75,340
                                              ---------------
                                                    1,524,917
                                              ---------------
               LEISURE PRODUCTS -- 0.4%
       10,162  American Outdoor Brands
                  Corp. (a)                           121,233
        3,277  Brunswick Corp.                        205,730
        9,367  Callaway Golf Co.                      138,350
                                              ---------------
                                                      465,313
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.1%
        3,899  Luminex Corp.                           78,721
                                              ---------------
               MACHINERY -- 2.7%
        1,900  AGCO Corp.                             137,978
          227  Alamo Group, Inc.                       26,112
          438  Astec Industries, Inc.                  27,331
        4,115  Briggs & Stratton Corp.                 99,501
        2,283  Colfax Corp. (a)                        91,366
        1,516  Cummins, Inc.                          285,008
        1,816  Dover Corp.                            192,877
        1,274  Federal Signal Corp.                    25,913
        1,137  Franklin Electric Co., Inc.             51,506
        2,448  Greenbrier (The) Cos., Inc. (b)        122,767
          573  Hillenbrand, Inc.                       25,384
          613  Hyster-Yale Materials Handling,
                  Inc.                                 51,915


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MACHINERY (CONTINUED)
        1,695  ITT, Inc.                      $        94,920
        1,514  Lydall, Inc. (a)                        72,369
          723  Mueller Industries, Inc.                23,924
          995  Oshkosh Corp.                           90,266
        5,160  PACCAR, Inc.                           384,730
          447  Parker-Hannifin Corp.                   90,035
          984  Rexnord Corp. (a)                       27,660
        1,537  Snap-on, Inc.                          263,303
          251  Standex International Corp.             26,342
        3,681  Timken (The) Co.                       193,437
        4,830  Trinity Industries, Inc.               166,490
        4,811  Wabash National Corp.                  124,268
          337  Watts Water Technologies, Inc.,
                  Class A                              26,876
        1,182  Woodward, Inc.                          91,629
                                              ---------------
                                                    2,813,907
                                              ---------------
               MARINE -- 0.3%
        2,709  Kirby Corp. (a)                        202,904
        3,498  Matson, Inc.                           119,667
                                              ---------------
                                                      322,571
                                              ---------------
               MEDIA -- 2.8%
        6,913  AMC Entertainment Holdings,
                  Inc., Class A (b)                    88,486
        3,346  AMC Networks, Inc.,
                  Class A (a)                         172,620
        5,196  Cinemark Holdings, Inc.                191,213
       20,485  Discovery Communications,
                  Inc., Class A (a)                   513,559
        3,339  E.W. Scripps (The) Co.,
                  Class A (a)                          53,457
        9,007  Gannett Co., Inc.                      106,283
       13,286  Interpublic Group of Cos. (The),
                  Inc.                                290,830
        2,064  John Wiley & Sons, Inc.,
                  Class A                             130,858
        2,614  Liberty Media Corp.-Liberty
                  Formula One, Class C (a)             98,522
        1,163  Meredith Corp.                          76,921
        5,155  MSG Networks, Inc.,
                  Class A (a)                         123,720
        1,226  Omnicom Group, Inc.                     93,973
        1,301  Scholastic Corp.                        49,984
        4,780  Sinclair Broadcast Group, Inc.,
                  Class A                             177,338
       14,880  Viacom, Inc., Class B                  497,290
        2,491  Walt Disney (The) Co.                  270,697
                                              ---------------
                                                    2,935,751
                                              ---------------
               METALS & MINING -- 1.7%
        3,359  Alcoa Corp. (a)                        174,735
        1,506  Carpenter Technology Corp.              77,408
        3,414  Coeur Mining, Inc. (a)                  27,449
        2,448  Commercial Metals Co.                   58,850
        1,063  Compass Minerals International,
                  Inc.                                 77,493
        9,672  Freeport-McMoRan, Inc. (a)             188,604
          719  Kaiser Aluminum Corp.                   79,263


Page 70                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        4,888  Newmont Mining Corp.           $       198,013
        5,769  Nucor Corp.                            386,292
        2,636  Reliance Steel & Aluminum Co.          230,887
        2,571  United States Steel Corp.               96,181
        4,107  Worthington Industries, Inc.           192,043
                                              ---------------
                                                    1,787,218
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.2%
        5,073  ARMOUR Residential REIT,
                  Inc.                                118,759
       12,068  Capstead Mortgage Corp.                 99,078
       12,239  Chimera Investment Corp.               207,941
        3,189  CYS Investments, Inc.                   21,494
        5,636  Ladder Capital Corp.                    81,553
       28,557  MFA Financial, Inc.                    204,468
        8,120  PennyMac Mortgage Investment
                  Trust                               133,168
        6,356  Starwood Property Trust, Inc.          129,599
       13,910  Two Harbors Investment Corp.           205,172
                                              ---------------
                                                    1,201,232
                                              ---------------
               MULTILINE RETAIL -- 1.8%
        1,859  Big Lots, Inc.                         112,990
        2,173  Dillard's, Inc., Class A (b)           146,808
        1,972  Dollar General Corp.                   203,352
          832  Dollar Tree, Inc. (a)                   95,680
       41,293  JC Penney Co., Inc. (a) (b)            153,197
        4,171  Kohl's Corp.                           270,156
        8,979  Macy's, Inc.                           233,005
        2,864  Nordstrom, Inc.                        141,224
        7,026  Target Corp.                           528,496
                                              ---------------
                                                    1,884,908
                                              ---------------
               MULTI-UTILITIES -- 3.1%
        6,217  Ameren Corp.                           352,069
        9,444  CenterPoint Energy, Inc.               266,132
        3,877  CMS Energy Corp.                       173,496
        4,317  Consolidated Edison, Inc.              346,914
        3,351  DTE Energy Co.                         354,000
        5,048  MDU Resources Group, Inc.              133,671
       10,434  NiSource, Inc.                         257,511
        3,031  NorthWestern Corp.                     164,704
        7,122  Public Service Enterprise
                  Group, Inc.                         369,418
       11,525  SCANA Corp.                            468,376
        2,505  Sempra Energy                          268,085
        2,087  Vectren Corp.                          126,535
                                              ---------------
                                                    3,280,911
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 7.1%
        3,419  Anadarko Petroleum Corp.               205,311
        3,208  Andeavor                               346,977
        9,523  Antero Resources Corp. (a)             185,032
        8,687  Apache Corp.                           389,786
        1,120  Arch Coal, Inc., Class A               100,811
        3,610  Carrizo Oil & Gas, Inc. (a)             72,597
        2,930  Chevron Corp.                          367,275


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
          732  Cimarex Energy Co.             $        82,130
       12,368  CNX Resources Corp. (a)                173,276
        1,783  Concho Resources, Inc. (a)             280,716
        1,627  ConocoPhillips                          95,684
        5,179  Delek US Holdings, Inc.                180,695
       11,074  Devon Energy Corp.                     458,131
          786  Energen Corp. (a)                       41,053
       44,232  EP Energy Corp., Class A (a) (b)        84,483
        4,385  Exxon Mobil Corp.                      382,810
       10,226  Gulfport Energy Corp. (a)              103,998
       17,237  Halcon Resources Corp. (a)             137,724
        2,649  HollyFrontier Corp.                    127,046
       20,297  Kinder Morgan, Inc.                    364,940
        5,559  Marathon Petroleum Corp.               385,072
        5,827  Murphy Oil Corp.                       187,047
        5,739  Newfield Exploration Co. (a)           181,697
       15,515  Oasis Petroleum, Inc. (a)              134,360
        1,212  Occidental Petroleum Corp.              90,864
        2,945  PBF Energy, Inc., Class A               95,212
        2,633  PDC Energy, Inc. (a)                   136,521
        3,447  Peabody Energy Corp. (a)               139,293
        1,813  Phillips 66                            185,651
       13,635  QEP Resources, Inc. (a)                127,624
       13,258  Range Resources Corp.                  188,927
        1,112  RSP Permian, Inc. (a)                   44,124
          848  SemGroup Corp., Class A                 24,295
        4,728  SM Energy Co.                          110,399
       40,533  Southwestern Energy Co. (a)            171,860
       12,238  SRC Energy, Inc. (a)                   121,768
        4,988  Valero Energy Corp.                    478,698
        3,942  Whiting Petroleum Corp. (a)            110,061
        2,928  Williams (The) Cos., Inc.               91,910
        1,855  World Fuel Services Corp.               51,736
        9,645  WPX Energy, Inc. (a)                   142,071
                                              ---------------
                                                    7,379,665
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.6%
        1,925  Boise Cascade Co.                       85,566
        2,635  Domtar Corp.                           135,334
        3,385  KapStone Paper and Packaging
                  Corp.                               117,256
          847  Neenah, Inc.                            76,654
        3,583  P.H. Glatfelter Co.                     83,699
        2,301  Schweitzer-Mauduit
                  International, Inc.                 104,189
                                              ---------------
                                                      602,698
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
        1,326  Nu Skin Enterprises, Inc.,
                  Class A                              95,260
          705  USANA Health Sciences,
                  Inc. (a)                             52,628
                                              ---------------
                                                      147,888
                                              ---------------
               PHARMACEUTICALS -- 0.5%
        8,669  Mylan N.V. (a)                         371,467
        5,063  Pfizer, Inc.                           187,533
                                              ---------------
                                                      559,000
                                              ---------------


                        See Notes to Financial Statements                Page 71

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES -- 0.5%
          382  Dun & Bradstreet (The) Corp.   $        47,265
        1,215  FTI Consulting, Inc. (a)                52,816
        1,988  ICF International, Inc. (a)            105,563
        1,856  Korn/Ferry International                82,703
          717  ManpowerGroup, Inc.                     94,207
          814  Robert Half International, Inc.         47,114
        3,796  TrueBlue, Inc. (a)                     103,821
                                              ---------------
                                                      533,489
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.4%
          911  Jones Lang LaSalle, Inc.               142,435
          785  Marcus & Millichap, Inc. (a)            25,630
        8,535  Realogy Holdings Corp.                 234,798
                                              ---------------
                                                      402,863
                                              ---------------
               ROAD & RAIL -- 1.3%
          479  AMERCO                                 174,873
        1,031  Avis Budget Group, Inc. (a)             46,354
        1,724  Genesee & Wyoming, Inc.,
                  Class A (a)                         137,661
        2,236  Heartland Express, Inc.                 50,735
        2,362  Hertz Global Holdings, Inc. (a)         54,161
          776  J.B. Hunt Transport Services,
                  Inc.                                 93,764
        2,545  Kansas City Southern                   287,916
        5,142  Marten Transport Ltd.                  119,294
        2,150  Ryder System, Inc.                     187,114
        1,828  Schneider National, Inc.,
                  Class B                              53,524
          666  Union Pacific Corp.                     88,911
        1,987  Werner Enterprises, Inc.                80,871
                                              ---------------
                                                    1,375,178
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
       12,984  Amkor Technology, Inc. (a)             130,619
        2,679  Diodes, Inc. (a)                        75,521
        9,932  Intel Corp.                            478,127
        2,107  Marvell Technology Group Ltd.           49,156
        1,307  Synaptics, Inc. (a)                     56,645
                                              ---------------
                                                      790,068
                                              ---------------
               SOFTWARE -- 0.4%
        8,048  CA, Inc.                               288,521
          585  MicroStrategy, Inc., Class A (a)        80,572
                                              ---------------
                                                      369,093
                                              ---------------
               SPECIALTY RETAIL -- 5.1%
        4,541  Aaron's, Inc.                          185,681
        1,361  Advance Auto Parts, Inc.               159,223
        5,553  American Eagle Outfitters, Inc.         99,954
        1,631  Asbury Automotive Group,
                  Inc. (a)                            118,492
        3,525  AutoNation, Inc. (a)                   212,276
          258  AutoZone, Inc. (a)                     197,484
       10,285  Bed Bath & Beyond, Inc.                237,378
        4,395  Buckle (The), Inc.                      88,120
        2,294  Caleres, Inc.                           67,994


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        1,392  CarMax, Inc. (a)               $        99,347
       14,794  Chico's FAS, Inc.                      140,691
          359  Children's Place (The), Inc.            53,778
        7,870  Dick's Sporting Goods, Inc.            247,590
        6,095  DSW, Inc., Class A                     122,083
        4,824  Foot Locker, Inc.                      237,100
        7,269  GameStop Corp., Class A                122,192
       10,768  Gap (The), Inc.                        357,928
        1,839  Group 1 Automotive, Inc.               144,270
        4,448  L Brands, Inc.                         222,800
          676  Lithia Motors, Inc., Class A            84,473
          961  Lowe's Cos., Inc.                      100,646
          450  Monro, Inc.                             25,425
        2,252  Murphy USA, Inc. (a)                   192,118
          371  O'Reilly Automotive, Inc. (a)           98,200
       63,891  Office Depot, Inc.                     207,646
        9,354  Party City Holdco, Inc. (a)            135,633
        3,781  Penske Automotive Group, Inc.          197,330
        1,113  Ross Stores, Inc.                       91,700
        9,645  Sally Beauty Holdings, Inc. (a)        160,203
        4,000  Signet Jewelers Ltd.                   211,600
        2,044  Sleep Number Corp. (a)                  76,936
        2,398  TJX (The) Cos., Inc.                   192,607
        1,210  Tractor Supply Co.                      92,263
        2,191  Urban Outfitters, Inc. (a)              74,735
        4,375  Williams-Sonoma, Inc. (b)              224,131
                                              ---------------
                                                    5,280,027
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.3%
        1,767  Electronics For Imaging,
                  Inc. (a)                             51,667
       25,541  Hewlett Packard Enterprise Co.         418,872
        8,728  HP, Inc.                               203,537
        1,614  NetApp, Inc.                            99,261
        8,766  Seagate Technology PLC                 483,883
        6,236  Super Micro Computer, Inc. (a)         142,337
                                              ---------------
                                                    1,399,557
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.9%
          385  Carter's, Inc.                          46,315
        1,259  Columbia Sportswear Co.                 94,010
          694  G-III Apparel Group Ltd. (a)            25,921
        6,490  Hanesbrands, Inc.                      140,963
          694  Oxford Industries, Inc.                 54,687
        2,673  PVH Corp.                              414,529
        2,391  Skechers U.S.A., Inc.,
                  Class A (a)                          98,485
          548  Steven Madden Ltd. (a)                  25,318
                                              ---------------
                                                      900,228
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 0.8%
        1,909  Capitol Federal Financial, Inc.         24,970
       16,029  MGIC Investment Corp. (a)              237,550
        7,053  Nationstar Mortgage Holdings,
                  Inc. (a)                            125,120
       10,423  New York Community Bancorp,
                  Inc.                                147,590


Page 72                 See Notes to Financial Statements

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  (CONTINUED)
        3,120  Northwest Bancshares, Inc.     $        52,572
        1,935  Provident Financial Services,
                  Inc.                                 50,910
        2,195  Radian Group, Inc.                      48,443
        2,641  Washington Federal, Inc.                94,812
                                              ---------------
                                                      781,967
                                              ---------------
               TOBACCO -- 0.1%
        1,463  Universal Corp.                         70,224
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.8%
        5,579  Aircastle Ltd.                         131,776
          766  Applied Industrial Technologies,
                  Inc.                                 56,492
        2,063  BMC Stock Holdings, Inc. (a)            46,211
        1,632  Fastenal Co.                            89,695
        2,099  GATX Corp.                             149,323
          435  Kaman Corp.                             27,274
          468  MSC Industrial Direct Co., Inc.,
                  Class A                              43,936
        1,512  Rush Enterprises, Inc.,
                  Class A (a)                          81,724
          378  W.W. Grainger, Inc.                    101,931
        1,532  WESCO International, Inc. (a)          104,406
                                              ---------------
                                                      832,768
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.1%
        2,114  Macquarie Infrastructure Corp.         140,264
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
        8,136  Telephone & Data Systems, Inc.         223,171
        2,041  United States Cellular Corp. (a)        74,231
                                              ---------------
                                                      297,402
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                        104,132,821
               (Cost $93,676,221)             ---------------

               MONEY MARKET FUNDS -- 0.4%
      244,013  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       244,013
      169,899  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (c)                   169,899
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.4%                             413,912
              (Cost $413,912)                 ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     409,207  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $409,222.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $417,387. (d)            $       409,207

      276,617  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $276,627.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $284,871. (d)                    276,617
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.7%                             685,824
               (Cost $685,824)                ---------------

               TOTAL INVESTMENTS -- 100.9%        105,232,557
               (Cost $94,775,957) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.9)%              (945,391)
                                              ---------------
               NET ASSETS -- 100.0%           $   104,287,166
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $900,079 and the total value of the collateral held by the Fund is $929,837.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,653,021 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,196,421. The net unrealized appreciation was $10,456,600.


                        See Notes to Financial Statements                Page 73

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  104,132,821   $           --   $           --
Money Market Funds            413,912               --               --
Repurchase Agreements              --          685,824               --
                       ------------------------------------------------
Total Investments      $  104,546,733   $      685,824   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       900,079
Non-cash Collateral(2)                               (900,079)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       685,824
Non-cash Collateral(4)                               (685,824)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 74                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
        3,246  AAR Corp.                      $       131,366
        4,088  Aerojet Rocketdyne Holdings,
                  Inc. (a)                            112,420
        2,839  Aerovironment, Inc. (a)                145,811
        4,813  Axon Enterprise, Inc. (a) (b)          127,352
        1,899  Boeing (The) Co.                       672,949
        3,655  BWX Technologies, Inc.                 231,873
        2,310  Harris Corp.                           368,168
        2,928  HEICO Corp.                            235,177
        2,954  Kratos Defense & Security
                  Solutions, Inc. (a)                  33,705
        1,019  Lockheed Martin Corp.                  361,592
        2,484  Mercury Systems, Inc. (a)              119,282
        1,460  Northrop Grumman Corp.                 497,174
          816  TransDigm Group, Inc.                  258,598
                                              ---------------
                                                    3,295,467
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
        5,512  Air Transport Services Group,
                  Inc. (a)                            137,028
        2,245  FedEx Corp.                            589,268
        3,017  XPO Logistics, Inc. (a)                284,925
                                              ---------------
                                                    1,011,221
                                              ---------------
               AIRLINES -- 0.3%
        6,847  Southwest Airlines Co.                 416,298
                                              ---------------
               AUTO COMPONENTS -- 0.2%
        2,416  Fox Factory Holding Corp. (a)           92,654
        2,126  LCI Industries                         234,391
                                              ---------------
                                                      327,045
                                              ---------------
               AUTOMOBILES -- 0.4%
          350  Tesla, Inc. (a) (b)                    124,009
        1,834  Thor Industries, Inc.                  250,634
        2,867  Winnebago Industries, Inc.             130,305
                                              ---------------
                                                      504,948
                                              ---------------
               BANKS -- 5.0%
        1,290  1st Source Corp.                        67,454
        1,323  Ameris Bancorp                          70,847
          612  BancFirst Corp.                         34,119
       15,182  Bank of America Corp.                  485,824
        1,141  Bank of the Ozarks                      56,993
          568  Banner Corp.                            30,865
          856  Berkshire Hills Bancorp, Inc.           32,485
        1,993  Brookline Bancorp, Inc.                 31,888
        1,312  Cathay General Bancorp                  57,387
        1,216  CenterState Bank Corp.                  31,604
        1,049  Central Pacific Financial Corp.         31,019
        3,101  Chemical Financial Corp.               181,129
          720  Columbia Banking System, Inc.           31,018
        3,770  Comerica, Inc.                         358,979
          990  Commerce Bancshares, Inc.               57,925
          584  Cullen/Frost Bankers, Inc.              62,143
        1,328  CVB Financial Corp.                     31,075
        1,817  East West Bancorp, Inc.                119,758
        2,079  Enterprise Financial Services
                  Corp.                               101,143


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        3,797  FB Financial Corp. (a)         $       160,537
        1,255  FCB Financial Holdings, Inc.,
                  Class A (a)                          68,774
        1,046  First Busey Corp.                       32,405
        4,453  First Commonwealth Financial
                  Corp.                                64,435
        1,187  First Financial Bancorp                 33,829
        5,531  First Horizon National Corp.           109,846
          744  First Merchants Corp.                   32,111
        1,403  Glacier Bancorp, Inc.                   55,026
        1,541  Green Bancorp, Inc. (a)                 36,753
        1,117  Hancock Holding Co.                     59,983
       22,478  Huntington Bancshares, Inc.            363,694
          448  Independent Bank Corp.                  31,965
          943  Independent Bank Group, Inc.            67,660
        3,982  Investors Bancorp, Inc.                 54,514
        4,191  JPMorgan Chase & Co.                   484,773
       16,225  KeyCorp                                347,215
        1,625  Lakeland Bancorp, Inc.                  32,662
        1,315  Lakeland Financial Corp.                63,212
        2,225  LegacyTexas Financial Group,
                  Inc.                                 97,989
          638  M&T Bank Corp.                         121,718
        1,594  Pacific Premier Bancorp,
                  Inc. (a)                             64,956
        1,602  S&T Bancorp, Inc.                       64,657
          802  Sandy Spring Bancorp, Inc.              30,332
        2,530  Seacoast Banking Corp. of
                  Florida (a)                          65,249
        2,263  ServisFirst Bancshares, Inc.            95,996
          403  Signature Bank (a)                      62,062
        2,137  State Bank Financial Corp.              65,200
        2,396  SVB Financial Group (a)                590,734
        3,459  Synovus Financial Corp.                174,299
        1,865  Texas Capital Bancshares,
                  Inc. (a)                            176,802
          385  Tompkins Financial Corp.                31,712
        2,074  TowneBank                               63,361
        1,684  TriCo Bancshares                        62,274
        1,112  United Community Banks, Inc.            35,228
          587  Washington Trust Bancorp, Inc.          31,581
        1,968  Webster Financial Corp.                111,428
        2,929  Western Alliance Bancorp (a)           171,815
        1,342  Wintrust Financial Corp.               115,278
        6,438  Zions Bancorporation                   347,845
                                              ---------------
                                                    6,553,565
                                              ---------------
               BEVERAGES -- 1.9%
        6,526  Brown-Forman Corp., Class B            452,252
          593  Coca-Cola Bottling Co.
                  Consolidated                        120,094
        1,961  Constellation Brands, Inc.,
                  Class A                             430,381
        2,309  Dr Pepper Snapple Group, Inc.          275,579
        2,074  MGP Ingredients, Inc.                  185,706
        2,730  Molson Coors Brewing Co.,
                  Class B                             229,374
        7,081  Monster Beverage Corp. (a)             483,137


                        See Notes to Financial Statements                Page 75

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BEVERAGES (CONTINUED)
        1,702  National Beverage Corp.        $       188,020
          910  PepsiCo, Inc.                          109,473
                                              ---------------
                                                    2,474,016
                                              ---------------
               BIOTECHNOLOGY -- 3.5%
        4,634  AbbVie, Inc.                           520,027
        1,836  ACADIA Pharmaceuticals,
                  Inc. (a)                             54,915
        2,211  Acceleron Pharma, Inc. (a)              91,779
        1,010  Alkermes PLC (a)                        57,742
        1,740  Alnylam Pharmaceuticals,
                  Inc. (a)                            226,165
        8,864  Amicus Therapeutics, Inc. (a)          143,774
        4,982  Array BioPharma, Inc. (a)               73,833
          342  Biogen, Inc. (a)                       118,951
        1,552  Bluebird Bio, Inc. (a)                 318,005
        1,245  Blueprint Medicines Corp. (a)           97,919
        5,019  Dynavax Technologies Corp. (a)          80,806
        2,745  Emergent BioSolutions, Inc. (a)        133,929
        5,260  Exact Sciences Corp. (a)               261,475
        9,090  Exelixis, Inc. (a)                     275,518
        1,345  FibroGen, Inc. (a)                      78,750
        2,339  Foundation Medicine, Inc. (a)          162,327
        1,865  Genomic Health, Inc. (a)                61,937
        4,633  Halozyme Therapeutics, Inc. (a)         86,544
        5,808  Immunomedics, Inc. (a)                  96,819
        1,099  Ionis Pharmaceuticals, Inc. (a)         57,719
        4,837  Juno Therapeutics, Inc. (a)            415,063
          685  Ligand Pharmaceuticals, Inc. (a)       107,970
        7,443  MiMedx Group, Inc. (a) (b)             124,670
        3,562  Neurocrine Biosciences, Inc. (a)       304,444
        2,865  Sarepta Therapeutics, Inc. (a)         187,772
        1,122  United Therapeutics Corp. (a)          144,738
        2,184  Vertex Pharmaceuticals, Inc. (a)       364,444
                                              ---------------
                                                    4,648,035
                                              ---------------
               BUILDING PRODUCTS -- 1.4%
        2,706  A.O. Smith Corp.                       180,707
          852  AAON, Inc.                              31,013
          695  Allegion PLC                            59,846
        1,224  American Woodmark Corp. (a)            166,280
        7,318  Builders FirstSource, Inc. (a)         156,752
        4,531  Continental Building Products,
                  Inc. (a)                            128,907
        3,274  Fortune Brands Home &
                  Security, Inc.                      232,225
        2,862  Johnson Controls International
                  PLC                                 111,990
        1,062  Lennox International, Inc.             231,420
        8,261  NCI Building Systems, Inc. (a)         152,416
        2,296  Patrick Industries, Inc. (a)           147,059
        5,074  Ply Gem Holdings, Inc. (a)             108,837
        1,471  Trex Co., Inc. (a)                     164,149
                                              ---------------
                                                    1,871,601
                                              ---------------
               CAPITAL MARKETS -- 5.9%
       14,632  BGC Partners, Inc., Class A            209,384
        4,496  Cboe Global Markets, Inc.              604,217


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        8,725  Charles Schwab (The) Corp.     $       465,392
        1,534  CME Group, Inc.                        235,438
        2,697  Cohen & Steers, Inc.                   109,957
       11,301  E*TRADE Financial Corp. (a)            595,563
        3,921  Eaton Vance Corp.                      226,634
        3,071  Evercore, Inc., Class A                308,789
          860  FactSet Research Systems, Inc.         172,593
        3,509  Houlihan Lokey, Inc.                   167,379
        2,800  Interactive Brokers Group, Inc.,
                  Class A                             179,172
        1,546  Intercontinental Exchange, Inc.        114,157
        3,869  LPL Financial Holdings, Inc.           230,825
          548  MarketAxess Holdings, Inc.             107,523
        1,935  Moelis & Co., Class A                  100,040
        3,036  Moody's Corp.                          491,194
        8,541  Morgan Stanley                         482,994
        2,280  Morningstar, Inc.                      219,154
        3,541  MSCI, Inc.                             493,013
        1,092  Northern Trust Corp.                   115,086
        5,018  Raymond James Financial, Inc.          483,685
        1,932  S&P Global, Inc.                       349,885
        6,236  SEI Investments Co.                    468,635
        2,296  State Street Corp.                     252,950
        5,340  T. Rowe Price Group, Inc.              596,104
                                              ---------------
                                                    7,779,763
                                              ---------------
               CHEMICALS -- 1.8%
          853  Albemarle Corp.                         95,186
        5,124  Axalta Coating Systems Ltd. (a)        161,406
          388  Balchem Corp.                           30,652
        4,185  Celanese Corp., Series A               452,650
          780  Chase Corp.                             87,633
        8,953  Chemours (The) Co.                     462,154
        1,999  GCP Applied Technologies,
                  Inc. (a)                             66,767
          622  Quaker Chemical Corp.                   95,726
        1,550  Scotts Miracle-Gro (The) Co.           139,918
        1,366  Sherwin-Williams (The) Co.             569,772
        6,617  Valvoline, Inc.                        163,109
                                              ---------------
                                                    2,324,973
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
        2,809  Brink's (The) Co.                      234,271
        2,305  Cimpress N.V. (a)                      293,680
        3,595  Cintas Corp.                           605,578
        6,398  Copart, Inc. (a)                       281,960
        7,547  Covanta Holding Corp.                  123,393
        3,145  Healthcare Services Group, Inc.        173,541
        4,377  KAR Auction Services, Inc.             238,721
        1,848  Mobile Mini, Inc.                       69,947
          418  Multi-Color Corp.                       32,395
        3,314  Republic Services, Inc.                228,003
        2,344  Rollins, Inc.                          115,653
        3,444  Tetra Tech, Inc.                       171,167
        5,193  Waste Management, Inc.                 459,217
                                              ---------------
                                                    3,027,526
                                              ---------------


Page 76                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
        2,482  Applied Optoelectronics,
                  Inc. (a) (b)                $        80,392
        2,378  Arista Networks, Inc. (a)              655,900
        2,922  CommScope Holding Co.,
                  Inc. (a)                            112,877
       12,734  Extreme Networks, Inc. (a)             191,392
          842  F5 Networks, Inc. (a)                  121,702
          837  InterDigital, Inc.                      65,328
        2,480  Motorola Solutions, Inc.               246,661
        4,642  Oclaro, Inc. (a)                        27,573
          753  Palo Alto Networks, Inc. (a)           118,876
        3,113  Ubiquiti Networks, Inc. (a) (b)        251,126
                                              ---------------
                                                    1,871,827
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.4%
          695  Argan, Inc.                             30,302
        2,480  Dycom Industries, Inc. (a)             289,441
        4,516  MasTec, Inc. (a)                       241,154
                                              ---------------
                                                      560,897
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.3%
        1,464  Eagle Materials, Inc.                  164,041
        3,517  Summit Materials, Inc.,
                  Class A (c)                         112,368
        1,525  US Concrete, Inc. (a)                  118,722
                                              ---------------
                                                      395,131
                                              ---------------
               CONSUMER FINANCE -- 0.5%
          854  Credit Acceptance Corp. (a)            281,572
        2,229  Encore Capital Group, Inc. (a)          92,392
        2,646  Green Dot Corp., Class A (a)           162,094
        9,782  SLM Corp. (a)                          111,906
                                              ---------------
                                                      647,964
                                              ---------------
               CONTAINERS & PACKAGING -- 0.5%
        1,884  Berry Global Group, Inc. (a)           111,514
        2,493  Owens-Illinois, Inc. (a)                57,887
        3,717  Packaging Corp. of America             466,967
                                              ---------------
                                                      636,368
                                              ---------------
               DISTRIBUTORS -- 0.2%
        1,705  Pool Corp.                             230,584
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.1%
        2,352  Bright Horizons Family
                  Solutions, Inc. (a)                 230,966
        5,751  Chegg, Inc. (a)                         99,607
        1,852  Grand Canyon Education,
                  Inc. (a)                            172,217
        2,108  H&R Block, Inc.                         55,946
        4,443  Service Corp. International            177,587
        4,312  ServiceMaster Global Holdings,
                  Inc. (a)                            227,329
        4,285  Sotheby's (a)                          226,077
          712  Strayer Education, Inc.                 65,846


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        3,601  Weight Watchers International,
                  Inc. (a)                    $       231,508
                                              ---------------
                                                    1,487,083
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.2%
        1,408  Cogent Communications
                  Holdings, Inc.                       63,501
        6,265  ORBCOMM, Inc. (a)                       71,985
        4,506  Zayo Group Holdings, Inc. (a)          165,370
                                              ---------------
                                                      300,856
                                              ---------------
               ELECTRIC UTILITIES -- 0.2%
        1,696  El Paso Electric Co.                    88,531
          496  MGE Energy, Inc.                        29,661
          698  NextEra Energy, Inc.                   110,577
                                              ---------------
                                                      228,769
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        6,184  AMETEK, Inc.                           471,839
          722  Regal Beloit Corp.                      56,244
        2,282  Rockwell Automation, Inc.              450,216
        3,244  Sensata Technologies Holding
                  N.V. (a)                            182,475
                                              ---------------
                                                    1,160,774
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.3%
        3,727  Amphenol Corp., Class A                345,754
        1,963  Badger Meter, Inc.                      94,617
        6,449  CDW Corp.                              482,321
        3,615  Cognex Corp.                           225,468
          979  Coherent, Inc. (a)                     254,070
        1,248  ePlus, Inc. (a)                         96,346
        3,396  II-VI, Inc. (a)                        144,839
        1,291  IPG Photonics Corp. (a)                325,268
          838  Littelfuse, Inc.                       182,131
        1,328  National Instruments Corp.              66,320
          985  Rogers Corp. (a)                       162,308
        5,514  Trimble, Inc. (a)                      243,167
        4,070  TTM Technologies, Inc. (a)              67,114
        1,601  Universal Display Corp.                255,199
          533  Zebra Technologies Corp.,
                  Class A (a)                          65,644
                                              ---------------
                                                    3,010,566
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.6%
        1,240  Agree Realty Corp.                      59,694
        1,571  American Tower Corp.                   232,037
        1,456  CoreSite Realty Corp.                  157,714
          983  Crown Castle International
                  Corp.                               110,853
        5,733  CubeSmart                              157,829
        1,857  CyrusOne, Inc.                         107,130
          940  DCT Industrial Trust, Inc.              55,639
          621  Equity LifeStyle Properties,
                  Inc.                                 53,605
        1,247  Extra Space Storage, Inc.              104,100


                        See Notes to Financial Statements                Page 77

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        1,756  First Industrial Realty Trust,
                  Inc.                        $        54,190
        3,652  Four Corners Property Trust,
                  Inc.                                 86,187
        2,988  Gaming and Leisure Properties,
                  Inc.                                108,883
        5,939  Iron Mountain, Inc.                    208,043
        5,645  iStar, Inc. (a)                         59,555
          745  Lamar Advertising Co., Class A          53,640
        4,012  Medical Properties Trust, Inc.          52,477
        3,583  Monmouth Real Estate
                  Investment Corp.                     61,233
        4,679  National Storage Affiliates
                  Trust                               118,706
        1,882  Potlatch Corp.                          99,558
          578  QTS Realty Trust, Inc., Class A         28,784
        4,330  Ramco-Gershenson Properties
                  Trust                                57,243
        3,495  Rayonier, Inc.                         113,448
        3,197  Retail Opportunity Investments
                  Corp.                                58,729
        2,187  Rexford Industrial Realty, Inc.         64,932
        1,602  Ryman Hospitality Properties,
                  Inc.                                122,633
          507  Saul Centers, Inc.                      27,748
        2,743  SBA Communications Corp. (a)           478,654
        1,191  Sun Communities, Inc.                  105,808
        1,689  Taubman Centers, Inc.                  104,127
          892  Terreno Realty Corp.                    31,755
        3,128  Tier REIT, Inc.                         60,714
        6,215  Uniti Group, Inc. (b)                   98,383
          416  Universal Health Realty Income
                  Trust                                27,685
        2,168  Urban Edge Properties                   50,688
                                              ---------------
                                                    3,372,404
                                              ---------------
               FOOD PRODUCTS -- 0.7%
        2,670  B&G Foods, Inc.                         88,110
        6,742  Blue Buffalo Pet Products,
                  Inc. (a)                            229,093
        1,889  Calavo Growers, Inc.                   164,343
          961  Hershey (The) Co.                      106,027
        4,895  Lamb Weston Holdings, Inc.             286,847
          929  Pinnacle Foods, Inc.                    57,543
                                              ---------------
                                                      931,963
                                              ---------------
               GAS UTILITIES -- 0.1%
        1,624  Chesapeake Utilities Corp.             119,364
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.5%
          632  Abaxis, Inc.                            45,283
        1,180  ABIOMED, Inc. (a)                      277,300
        2,521  Align Technology, Inc. (a)             660,502
          510  Becton, Dickinson and Co.              123,899
        2,149  Cantel Medical Corp.                   238,389
        3,404  DENTSPLY SIRONA, Inc.                  206,997
        1,926  DexCom, Inc. (a)                       112,093
          968  Edwards Lifesciences Corp. (a)         122,529


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
        3,103  Globus Medical, Inc.,
                  Class A (a)                 $       142,862
        2,623  Hill-Rom Holdings, Inc.                223,821
        5,241  Hologic, Inc. (a)                      223,791
        1,279  ICU Medical, Inc. (a)                  292,827
          698  IDEXX Laboratories, Inc. (a)           130,554
        1,071  Inogen, Inc. (a)                       130,491
        4,005  Insulet Corp. (a)                      306,503
        2,073  Integer Holdings Corp. (a)             103,961
          897  Intuitive Surgical, Inc. (a)           387,208
        2,844  iRhythm Technologies, Inc. (a)         169,588
          652  Masimo Corp. (a)                        61,444
        2,953  Merit Medical Systems, Inc. (a)        137,167
        1,523  Neogen Corp. (a)                        89,903
          453  Nevro Corp. (a)                         36,358
        6,314  Novocure Ltd. (a)                      141,749
          945  NuVasive, Inc. (a)                      46,182
        3,381  OraSure Technologies, Inc. (a)          73,570
        1,762  Penumbra, Inc. (a)                     175,495
        2,942  Quidel Corp. (a)                       134,685
        3,864  ResMed, Inc.                           389,452
        2,113  Stryker Corp.                          347,335
        1,315  Teleflex, Inc.                         365,241
          560  West Pharmaceutical Services,
                  Inc.                                 56,112
                                              ---------------
                                                    5,953,291
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.3%
        1,210  Amedisys, Inc. (a)                      64,880
        3,237  AMN Healthcare Services,
                  Inc. (a)                            173,665
        1,046  BioTelemetry, Inc. (a)                  35,721
        5,553  Centene Corp. (a)                      595,504
          910  Chemed Corp.                           237,119
        2,411  CorVel Corp. (a)                       124,528
        2,237  Encompass Health Corp.                 118,382
        3,726  HCA Healthcare, Inc. (a)               376,922
        1,405  Laboratory Corp. of America
                  Holdings (a)                        245,173
        1,041  LHC Group, Inc. (a)                     65,375
        1,072  Premier, Inc., Class A (a)              34,786
        5,271  Surgery Partners, Inc. (a) (b)          81,964
          856  Tivity Health, Inc. (a)                 33,170
        2,541  UnitedHealth Group, Inc.               601,658
        1,374  WellCare Health Plans, Inc. (a)        289,062
                                              ---------------
                                                    3,077,909
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
          831  athenahealth, Inc. (a)                 104,133
        1,619  Cerner Corp. (a)                       111,921
        1,935  Omnicell, Inc. (a)                      94,912
        2,304  Quality Systems, Inc. (a)               29,952
        3,660  Teladoc, Inc. (a) (b)                  136,884
        1,000  Veeva Systems, Inc.,
                  Class A (a)                          62,860
                                              ---------------
                                                      540,662
                                              ---------------


Page 78                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS &
                  LEISURE -- 5.6%
        5,041  Caesars Entertainment
                  Corp. (a)                   $        70,322
        3,376  Carnival Corp.                         241,755
        2,849  Choice Hotels International,
                  Inc.                                234,045
        1,188  Churchill Downs, Inc.                  307,692
        2,004  Dave & Buster's Entertainment,
                  Inc. (a)                             94,188
          577  Domino's Pizza, Inc.                   125,122
        2,572  Dunkin' Brands Group, Inc.             166,280
        4,810  Eldorado Resorts, Inc. (a)             166,185
        5,270  Hilton Grand Vacations, Inc. (a)       236,992
        7,763  ILG, Inc.                              243,836
          563  Jack in the Box, Inc.                   51,227
        6,909  La Quinta Holdings, Inc. (a)           137,696
        4,709  Las Vegas Sands Corp.                  365,042
        4,127  Marriott International, Inc.,
                  Class A                             608,072
        2,044  Marriott Vacations Worldwide
                  Corp.                               311,363
        1,302  McDonald's Corp.                       222,824
        9,801  MGM Resorts International              357,246
        2,049  Norwegian Cruise Line
                  Holdings Ltd. (a)                   124,456
        5,089  Penn National Gaming, Inc. (a)         162,390
        3,683  Planet Fitness, Inc., Class A (a)      124,338
        8,698  Playa Hotels & Resorts N.V. (a)         90,111
        1,879  Royal Caribbean Cruises Ltd.           250,940
        5,387  Scientific Games Corp. (a)             251,304
        2,305  SeaWorld Entertainment,
                  Inc. (a) (b)                         35,151
        3,691  Shake Shack, Inc.,
                  Class A (a) (b)                     161,334
        2,491  Six Flags Entertainment Corp.          168,292
        2,321  Sonic Corp. (b)                         59,975
        3,148  Texas Roadhouse, Inc.                  184,851
          514  Vail Resorts, Inc.                     112,340
        6,732  Wendy's (The) Co.                      108,924
        3,272  Wingstop, Inc.                         158,234
        4,835  Wyndham Worldwide Corp.                600,169
        3,323  Wynn Resorts Ltd.                      550,256
        2,746  Yum! Brands, Inc.                      232,284
                                              ---------------
                                                    7,315,236
                                              ---------------
               HOUSEHOLD DURABLES -- 1.3%
          836  Cavco Industries, Inc. (a)             128,033
        2,099  Installed Building Products,
                  Inc. (a)                            151,023
        1,441  iRobot Corp. (a)                       127,889
        2,125  LGI Homes, Inc. (a)                    143,820
        1,624  Mohawk Industries, Inc. (a)            456,442
        3,530  Newell Brands, Inc.                     93,333
          160  NVR, Inc. (a)                          508,507
        2,105  TopBuild Corp. (a)                     161,117
                                              ---------------
                                                    1,770,164
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HOUSEHOLD PRODUCTS -- 0.5%
        3,382  Central Garden & Pet Co.,
                  Class A (a)                 $       127,569
        2,174  Church & Dwight Co., Inc.              106,200
        2,200  Clorox (The) Co.                       311,718
          540  WD-40 Co.                               66,825
                                              ---------------
                                                      612,312
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.4%
        9,703  NRG Energy, Inc.                       252,375
        6,749  NRG Yield, Inc., Class C               127,556
        1,728  Ormat Technologies, Inc.               121,098
                                              ---------------
                                                      501,029
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.9%
        1,390  3M Co.                                 348,195
        2,134  Honeywell International, Inc.          340,736
        3,713  Raven Industries, Inc.                 143,136
        1,264  Roper Technologies, Inc.               354,666
                                              ---------------
                                                    1,186,733
                                              ---------------
               INSURANCE -- 0.4%
        3,222  Brown & Brown, Inc.                    169,091
        2,346  James River Group Holdings
                  Ltd.                                 89,148
        2,721  Primerica, Inc.                        274,821
                                              ---------------
                                                      533,060
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.5%
          479  Amazon.com, Inc. (a)                   694,976
        2,494  Liberty Expedia Holdings, Inc.,
                  Class A (a)                         116,944
        2,335  Netflix, Inc. (a)                      631,151
        2,425  Nutrisystem, Inc.                      104,881
        3,504  PetMed Express, Inc.                   158,381
        3,443  Wayfair, Inc., Class A (a)             316,790
                                              ---------------
                                                    2,023,123
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 3.8%
        2,471  2U, Inc. (a)                           183,521
        1,689  Alarm.com Holdings, Inc. (a)            64,824
          311  Alphabet, Inc., Class A (a)            367,670
        4,247  Blucora, Inc. (a)                      103,627
        6,039  Box, Inc., Class A (a)                 134,307
        3,006  Coupa Software, Inc. (a)               114,919
       11,173  Endurance International Group
                  Holdings, Inc. (a)                   92,736
        2,559  Envestnet, Inc. (a)                    137,546
        7,796  Etsy, Inc. (a)                         146,253
        1,855  Facebook, Inc., Class A (a)            346,681
        5,127  Five9, Inc. (a)                        133,353
        3,298  GoDaddy, Inc., Class A (a)             182,149
        8,321  Gogo, Inc. (a) (b)                      80,215
        3,849  GrubHub, Inc. (a)                      278,090
        3,396  GTT Communications, Inc. (a)           156,725
        7,928  Hortonworks, Inc. (a)                  158,164
        1,356  IAC/InterActiveCorp (a)                196,579


                        See Notes to Financial Statements                Page 79

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
        3,853  Instructure, Inc. (a)          $       138,323
          737  j2 Global, Inc.                         58,953
          965  LogMeIn, Inc.                          121,397
        4,074  Match Group, Inc. (a) (b)              142,346
        4,189  MINDBODY, Inc., Class A (a)            147,243
        2,760  New Relic, Inc. (a)                    164,855
        4,519  Nutanix, Inc., Class A (a)             145,060
        1,731  Q2 Holdings, Inc. (a)                   73,308
        2,663  Quotient Technology, Inc. (a)           31,423
        2,181  Shutterstock, Inc. (a)                  96,531
          499  Stamps.com, Inc. (a)                   101,721
        1,395  Trade Desk (The) Inc.,
                  Class A (a) (b)                      67,630
       13,630  Twitter, Inc. (a)                      351,790
        2,860  VeriSign, Inc. (a)                     328,671
        2,925  Web.com Group, Inc. (a)                 68,006
        1,351  Zillow Group, Inc., Class C (a)         60,066
                                              ---------------
                                                    4,974,682
                                              ---------------
               IT SERVICES -- 6.1%
        2,927  Accenture PLC, Class A                 470,369
        1,291  Alliance Data Systems Corp.            331,348
        1,912  Automatic Data Processing, Inc.        236,380
          878  Blackhawk Network Holdings,
                  Inc. (a)                             39,905
        6,184  Broadridge Financial Solutions,
                  Inc.                                596,199
        3,155  Cognizant Technology Solutions
                  Corp., Class A                      246,027
        2,392  CoreLogic, Inc. (a)                    113,285
        5,903  DXC Technology Co.                     587,644
        2,572  EPAM Systems, Inc. (a)                 302,159
        1,313  Euronet Worldwide, Inc. (a)            123,251
        1,555  ExlService Holdings, Inc. (a)           94,466
        1,160  Fidelity National Information
                  Services, Inc.                      118,738
        3,308  First Data Corp., Class A (a)           58,552
          832  Fiserv, Inc. (a)                       117,179
        2,911  FleetCor Technologies, Inc. (a)        618,587
          886  Gartner, Inc. (a)                      122,924
        6,965  Genpact Ltd.                           236,392
        1,418  Jack Henry & Associates, Inc.          176,768
        4,280  Leidos Holdings, Inc.                  285,048
        2,162  Mastercard, Inc., Class A              365,378
        3,291  Paychex, Inc.                          224,611
        7,609  PayPal Holdings, Inc. (a)              649,200
        7,971  Square, Inc., Class A (a)              373,920
        7,083  Total System Services, Inc.            629,395
        2,332  TTEC Holdings, Inc.                     92,580
        3,617  Virtusa Corp. (a)                      161,390
        3,930  Visa, Inc., Class A                    488,224
        3,047  Worldpay, Inc., Class A (a)            244,705
                                              ---------------
                                                    8,104,624
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LEISURE PRODUCTS -- 0.1%
        4,452  Acushnet Holdings Corp.        $        95,495
        1,142  Sturm Ruger & Co., Inc.                 60,469
                                              ---------------
                                                      155,964
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.9%
        3,582  Accelerate Diagnostics,
                  Inc. (a) (b)                        103,520
        3,346  Agilent Technologies, Inc.             245,697
        1,280  Bio-Techne Corp.                       179,571
        6,443  Bruker Corp.                           229,435
        1,515  Charles River Laboratories
                  International, Inc. (a)             159,742
        2,051  Illumina, Inc. (a)                     477,145
          363  Mettler-Toledo International,
                  Inc. (a)                            245,119
        1,512  PerkinElmer, Inc.                      121,202
        3,034  PRA Health Sciences, Inc. (a)          276,276
        1,180  Thermo Fisher Scientific, Inc.         264,450
        1,161  Waters Corp. (a)                       250,323
                                              ---------------
                                                    2,552,480
                                              ---------------
               MACHINERY -- 3.7%
        2,076  Albany International Corp.,
                  Class A                             131,722
        5,133  Allison Transmission Holdings,
                  Inc.                                227,084
        2,531  Altra Industrial Motion Corp.          132,624
        2,621  Barnes Group, Inc.                     172,436
        3,387  Donaldson Co., Inc.                    171,585
        1,364  EnPro Industries, Inc.                 120,018
        1,558  ESCO Technologies, Inc.                 95,272
        3,098  Fortive Corp.                          235,510
        4,889  Graco, Inc.                            228,805
        5,032  Harsco Corp. (a)                        90,073
        2,480  IDEX Corp.                             355,830
        2,686  Illinois Tool Works, Inc.              466,478
        1,223  Ingersoll-Rand PLC                     115,733
        1,996  John Bean Technologies Corp.           227,045
        1,588  Kadant, Inc.                           159,197
        1,207  Lincoln Electric Holdings, Inc.        117,767
        5,437  Meritor, Inc. (a)                      148,321
          819  Middleby (The) Corp. (a)               111,597
        3,867  Navistar International Corp. (a)       177,225
        1,510  Nordson Corp.                          217,017
        1,238  Proto Labs, Inc. (a)                   135,375
          743  RBC Bearings, Inc. (a)                  93,618
        3,301  Stanley Black & Decker, Inc.           548,725
        2,465  Sun Hydraulics Corp.                   153,027
        1,695  Toro (The) Co.                         111,277
        1,156  WABCO Holdings, Inc. (a)               178,475
                                              ---------------
                                                    4,921,836
                                              ---------------
               MEDIA -- 1.2%
           79  Cable One, Inc.                         55,776
          667  Charter Communications, Inc.,
                  Class A (a)                         251,626
        5,595  Comcast Corp., Class A                 237,955
        9,518  Gray Television, Inc. (a)              155,619


Page 80                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        5,193  Live Nation Entertainment,
                  Inc. (a)                    $       233,997
        5,975  New York Times (The) Co.,
                  Class A                             138,919
        3,534  Nexstar Media Group, Inc.,
                  Class A                             265,403
        5,214  World Wrestling Entertainment,
                  Inc., Class A                       184,315
                                              ---------------
                                                    1,523,610
                                              ---------------
               METALS & MINING -- 0.7%
        5,527  AK Steel Holding Corp. (a)              27,967
        8,118  Century Aluminum Co. (a)               180,626
        8,845  Cleveland-Cliffs, Inc. (a)              60,588
          673  Royal Gold, Inc.                        59,897
       12,988  Steel Dynamics, Inc.                   589,655
                                              ---------------
                                                      918,733
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.4%
        5,475  AGNC Investment Corp.                  102,875
        1,696  Apollo Commercial Real Estate
                  Finance, Inc.                        30,816
        1,300  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.         28,262
        7,153  Invesco Mortgage Capital, Inc.         116,165
        5,074  MTGE Investment Corp.                   86,258
       12,365  New Residential Investment
                  Corp.                               213,791
                                              ---------------
                                                      578,167
                                              ---------------
               MULTILINE RETAIL -- 0.2%
        5,191  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                            288,360
                                              ---------------
               MULTI-UTILITIES -- 0.2%
          920  Black Hills Corp.                       51,106
        1,346  Dominion Energy, Inc.                  102,888
        1,642  WEC Energy Group, Inc.                 105,581
                                              ---------------
                                                      259,575
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.4%
       11,443  Cabot Oil & Gas Corp.                  301,523
        7,725  Callon Petroleum Co. (a)                87,679
       10,404  Cheniere Energy, Inc. (a)              588,450
        3,550  Diamondback Energy, Inc. (a)           445,525
        4,457  Extraction Oil & Gas, Inc. (a)          62,844
        5,209  Laredo Petroleum, Inc. (a)              50,683
        5,122  Matador Resources Co. (a)              166,004
        3,755  Parsley Energy, Inc.,
                  Class A (a)                          88,618
                                              ---------------
                                                    1,791,326
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
        8,420  Louisiana-Pacific Corp. (a)            249,316
                                              ---------------
               PERSONAL PRODUCTS -- 0.6%
        1,402  e.l.f Beauty, Inc. (a) (b)              28,825
        4,403  Estee Lauder (The) Cos., Inc.,
                  Class A                             594,229


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               PERSONAL PRODUCTS (CONTINUED)
        1,632  Herbalife Ltd. (a) (b)         $       135,440
                                              ---------------
                                                      758,494
                                              ---------------
               PHARMACEUTICALS -- 1.5%
        1,780  Bristol-Myers Squibb Co.               111,428
        5,382  Catalent, Inc. (a)                     250,478
        7,062  Corcept Therapeutics, Inc. (a)         162,532
        1,125  Dermira, Inc. (a)                       32,085
        8,736  Horizon Pharma PLC (a)                 127,109
        6,614  Innoviva, Inc. (a)                      96,498
          781  Johnson & Johnson                      107,926
        4,628  Nektar Therapeutics (a)                386,947
        3,282  Omeros Corp. (a) (b)                    53,136
        1,397  Pacira Pharmaceuticals, Inc. (a)        50,851
        1,252  Perrigo Co. PLC                        113,456
        1,245  Prestige Brands Holdings,
                  Inc. (a)                             52,078
        2,355  Supernus Pharmaceuticals,
                  Inc. (a)                             91,963
        5,180  TherapeuticsMD, Inc. (a) (b)            30,459
        4,544  Zoetis, Inc.                           348,661
                                              ---------------
                                                    2,015,607
                                              ---------------
               PROFESSIONAL SERVICES -- 1.1%
          755  CoStar Group, Inc. (a)                 261,313
          925  Equifax, Inc.                          115,560
          897  Exponent, Inc.                          66,513
        2,780  Insperity, Inc.                        170,275
        4,300  On Assignment, Inc. (a)                329,251
        4,023  TransUnion (a)                         238,805
        3,596  TriNet Group, Inc. (a)                 157,756
        1,136  Verisk Analytics, Inc. (a)             113,657
          891  WageWorks, Inc. (a)                     53,950
                                              ---------------
                                                    1,507,080
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.7%
       12,934  CBRE Group, Inc., Class A (a)          590,955
        3,278  HFF, Inc., Class A                     161,310
          842  Howard Hughes (The) Corp. (a)          106,058
        1,803  Kennedy-Wilson Holdings, Inc.           32,003
                                              ---------------
                                                      890,326
                                              ---------------
               ROAD & RAIL -- 0.8%
        4,073  CSX Corp.                              231,224
        2,258  Norfolk Southern Corp.                 340,687
        2,101  Old Dominion Freight Line, Inc.        307,692
        2,253  Saia, Inc. (a)                         170,214
                                              ---------------
                                                    1,049,817
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.8%
        1,638  Advanced Energy Industries,
                  Inc. (a)                            116,511
        2,517  Analog Devices, Inc.                   231,262
       10,958  Applied Materials, Inc.                587,678
        3,936  Brooks Automation, Inc.                109,814
        1,695  Cabot Microelectronics Corp.           172,704
        2,035  CEVA, Inc. (a)                          89,540
        1,066  Cirrus Logic, Inc. (a)                  52,842


                        See Notes to Financial Statements                Page 81

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       14,507  Cypress Semiconductor Corp.    $       250,826
        9,076  Entegris, Inc.                         295,424
       10,187  FormFactor, Inc. (a)                   146,183
        1,742  Inphi Corp. (a) (b)                     52,034
        5,577  Integrated Device Technology,
                  Inc. (a)                            166,752
        3,115  KLA-Tencor Corp.                       342,027
        3,043  Lam Research Corp.                     582,795
        6,260  Maxim Integrated Products, Inc.        381,860
        1,184  MaxLinear, Inc. (a)                     30,535
        3,724  Microchip Technology, Inc.             354,599
       13,624  Micron Technology, Inc. (a)            595,641
        1,070  Microsemi Corp. (a)                     66,115
        2,924  MKS Instruments, Inc.                  299,125
        1,476  Monolithic Power Systems, Inc.         175,821
        2,316  NVIDIA Corp.                           569,273
       13,197  ON Semiconductor Corp. (a)             326,494
          867  Power Integrations, Inc.                64,765
        1,638  Qorvo, Inc. (a)                        117,559
        1,617  Semtech Corp. (a)                       57,889
        2,504  Silicon Laboratories, Inc. (a)         240,885
        1,149  Skyworks Solutions, Inc.               111,694
        6,600  Teradyne, Inc.                         302,544
        5,364  Texas Instruments, Inc.                588,270
        4,381  Versum Materials, Inc.                 161,221
        1,282  Xperi Corp.                             28,781
                                              ---------------
                                                    7,669,463
                                              ---------------
               SOFTWARE -- 8.7%
        4,523  8x8, Inc. (a)                           80,057
        5,168  Activision Blizzard, Inc.              383,104
        3,197  Adobe Systems, Inc. (a)                638,633
        3,036  ANSYS, Inc. (a)                        490,769
        1,670  Aspen Technology, Inc. (a)             129,342
        1,755  Blackbaud, Inc.                        168,164
          954  Blackline, Inc. (a)                     31,702
        3,678  Bottomline Technologies de,
                  Inc. (a)                            134,247
       10,716  Cadence Design Systems,
                  Inc. (a)                            480,720
        4,452  Callidus Software, Inc. (a)            160,049
        4,591  CDK Global, Inc.                       327,292
        2,546  Citrix Systems, Inc. (a)               236,167
        2,012  Ebix, Inc.                             165,185
          618  Ellie Mae, Inc. (a)                     57,783
        1,082  Fair Isaac Corp.                       186,818
        5,060  Fortinet, Inc. (a)                     232,962
        1,489  Guidewire Software, Inc. (a)           118,301
        2,501  HubSpot, Inc. (a)                      242,722
          788  Imperva, Inc. (a)                       34,475
        2,074  Intuit, Inc.                           348,225
        1,116  Manhattan Associates, Inc. (a)          58,947
        5,239  Microsoft Corp.                        497,757
        3,380  Nuance Communications,
                  Inc. (a)                             60,198
        2,752  Paycom Software, Inc. (a)              252,193


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
        1,990  Paylocity Holding Corp. (a)    $       104,057
        2,205  Progress Software Corp.                109,875
        1,245  Proofpoint, Inc. (a)                   127,015
        2,411  PROS Holdings, Inc. (a)                 70,016
        1,819  PTC, Inc. (a)                          132,205
        2,149  Qualys, Inc. (a)                       134,313
        4,991  RealPage, Inc. (a)                     248,302
        3,731  Red Hat, Inc. (a)                      490,179
        3,294  RingCentral, Inc., Class A (a)         178,864
        4,384  salesforce.com, Inc. (a)               499,382
        4,296  ServiceNow, Inc. (a)                   639,546
        3,336  Splunk, Inc. (a)                       308,146
        4,096  SS&C Technologies Holdings,
                  Inc.                                205,947
        5,257  Synopsys, Inc. (a)                     486,851
        1,597  Tableau Software, Inc.,
                  Class A (a)                         122,666
        2,981  Take-Two Interactive Software,
                  Inc. (a)                            377,603
        2,005  TiVo Corp.                              27,970
          312  Tyler Technologies, Inc. (a)            62,871
          760  Ultimate Software Group (The),
                  Inc. (a)                            176,996
        3,284  Varonis Systems, Inc. (a)              178,321
        4,470  VMware, Inc., Class A (a)              553,341
        2,202  Workday, Inc., Class A (a)             263,998
        6,533  Zendesk, Inc. (a)                      251,651
       41,454  Zynga, Inc., Class A (a)               148,405
                                              ---------------
                                                   11,414,332
                                              ---------------
               SPECIALTY RETAIL -- 1.9%
        8,181  Best Buy Co., Inc.                     597,704
        2,246  Burlington Stores, Inc. (a)            273,361
        4,167  Five Below, Inc. (a)                   270,563
        2,956  Home Depot (The), Inc.                 593,860
       11,425  Michaels (The) Cos., Inc. (a)          306,990
        3,148  Tiffany & Co.                          335,734
          488  Ulta Beauty, Inc. (a)                  108,385
                                              ---------------
                                                    2,486,597
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.7%
        2,648  Apple, Inc.                            443,354
        1,914  Diebold Nixdorf, Inc.                   35,313
        8,042  Pure Storage, Inc., Class A (a)        161,966
        2,817  Western Digital Corp.                  250,657
                                              ---------------
                                                      891,290
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.1%
        2,466  Tapestry, Inc.                         116,001
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.0%
        3,877  Beneficial Bancorp, Inc.                63,001
        4,266  BofI Holding, Inc. (a) (b)             153,448
        3,820  Essent Group Ltd. (a)                  177,706
        3,409  Flagstar Bancorp, Inc. (a)             126,985
        2,165  Kearny Financial Corp.                  29,877
          812  LendingTree, Inc. (a)                  298,694


Page 82                 See Notes to Financial Statements

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  (CONTINUED)
        6,192  Meridian Bancorp, Inc.         $       126,627
        1,192  OceanFirst Financial Corp.              31,529
        3,615  United Financial Bancorp, Inc.          60,588
        1,976  Walker & Dunlop, Inc. (a)               91,785
        1,962  WSFS Financial Corp.                   100,258
                                              ---------------
                                                    1,260,498
                                              ---------------
               TOBACCO -- 0.1%
        4,939  Vector Group Ltd.                      105,201
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.1%
        4,597  Air Lease Corp.                        223,506
        4,236  GMS, Inc. (a)                          145,210
        2,079  SiteOne Landscape Supply,
                  Inc. (a)                            158,337
        7,379  Triton International Ltd.              284,829
        3,259  United Rentals, Inc. (a)               590,238
                                              ---------------
                                                    1,402,120
                                              ---------------
               WATER UTILITIES -- 0.5%
        1,621  American States Water Co.               89,512
        2,449  American Water Works Co., Inc.         203,683
        2,818  Aqua America, Inc.                     102,040
        3,517  California Water Service Group         143,142
        1,998  SJW Group                              119,560
                                              ---------------
                                                      657,937
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
        3,774  Shenandoah
                  Telecommunications Co.              128,316
        3,528  T-Mobile US, Inc. (a)                  229,673
                                              ---------------
                                                      357,989
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       131,603,952
               (Cost $106,534,059)            ---------------

               MONEY MARKET FUNDS -- 0.3%
      327,911  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (d) (e)                       327,911
      102,020  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 1.21% (d)                   102,020
                                              ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                             429,931
               (Cost $429,931)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.7%
$     549,901  JPMorgan Chase & Co.,
                  1.32% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $549,921.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $560,895. (e)            $       549,901
      371,724  RBC Capital Markets LLC,
                  1.30% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $371,737.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $382,815. (e)                    371,724
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.7%                             921,625
               (Cost $921,625)                ---------------

               TOTAL INVESTMENTS -- 101.0%        132,955,508
               (Cost $107,885,615) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.0)%            (1,333,872)
                                              ---------------
               NET ASSETS -- 100.0%           $   131,621,636
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,223,334 and the total value of the collateral held by the Fund is $1,249,536.

(c) Non-income producing security which makes PIK distributions. For the six months ended January 31, 2018, the Fund received 89 PIK shares of Summit Materials, Inc., Class A.

(d)   Rate shown reflects yield as of January 31, 2018.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $25,914,286 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $844,393. The net unrealized appreciation is $25,069,893.


                        See Notes to Financial Statements                Page 83

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  131,603,952   $           --   $           --
Money Market Funds            429,931               --               --
Repurchase Agreements              --          921,625               --
                       ------------------------------------------------
Total Investments      $  132,033,883   $      921,625   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,223,334
Non-cash Collateral(2)                             (1,223,334)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       921,625
Non-cash Collateral(4)                               (921,625)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 84                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.5%
          636  Curtiss-Wright Corp.           $        83,099
        5,191  Esterline Technologies Corp. (a)       381,798
        2,508  Hexcel Corp.                           171,422
        1,136  KLX, Inc. (a)                           80,270
          428  Teledyne Technologies, Inc. (a)         81,714
                                              ---------------
                                                      798,303
                                              ---------------
               AIRLINES -- 1.4%
       17,357  JetBlue Airways Corp. (a)              362,067
        8,645  Spirit Airlines, Inc. (a)              364,127
                                              ---------------
                                                      726,194
                                              ---------------
               AUTO COMPONENTS -- 3.2%
        4,927  Adient PLC                             319,269
       12,113  Dana, Inc.                             399,608
       14,807  Gentex Corp.                           350,630
       12,001  Goodyear Tire & Rubber (The)
                  Co.                                 417,875
        3,974  Tenneco, Inc.                          230,532
                                              ---------------
                                                    1,717,914
                                              ---------------
               BANKS -- 4.9%
        6,106  Associated Banc-Corp.                  151,124
        2,466  BancorpSouth Bank                       82,734
        1,904  BankUnited, Inc.                        78,140
       11,223  F.N.B. Corp.                           161,050
          577  First Citizens BancShares, Inc.,
                  Class A                             245,462
        5,315  First Hawaiian, Inc.                   153,604
        8,665  Fulton Financial Corp.                 157,703
        1,001  IBERIABANK Corp.                        84,585
        5,226  MB Financial, Inc.                     223,568
        3,077  PacWest Bancorp                        161,327
        4,147  People's United Financial, Inc.         81,571
        6,555  Popular, Inc.                          266,395
        2,214  Prosperity Bancshares, Inc.            167,821
       15,132  TCF Financial Corp.                    324,581
        7,457  Umpqua Holdings Corp.                  161,444
        2,232  United Bankshares, Inc.                 82,138
                                              ---------------
                                                    2,583,247
                                              ---------------
               BUILDING PRODUCTS -- 0.9%
        2,562  Armstrong World Industries,
                  Inc. (a)                            160,638
        2,530  Owens Corning                          235,214
        2,011  USG Corp. (a)                           77,745
                                              ---------------
                                                      473,597
                                              ---------------
               CAPITAL MARKETS -- 1.7%
        4,299  Federated Investors, Inc.,
                  Class B                             149,089
        4,431  Lazard Ltd., Class A                   259,524
        9,237  Legg Mason, Inc.                       393,681
        1,302  Stifel Financial Corp.                  87,911
                                              ---------------
                                                      890,205
                                              ---------------
               CHEMICALS -- 2.8%
        1,089  Ashland Global Holdings, Inc.           79,051
        6,296  Cabot Corp.                            425,861


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CHEMICALS (CONTINUED)
        2,879  H.B. Fuller Co.                $       149,276
          195  NewMarket Corp.                         77,530
        4,359  Olin Corp.                             162,504
        5,348  PolyOne Corp.                          232,424
        4,273  Trinseo S.A.                           352,309
                                              ---------------
                                                    1,478,955
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.8%
        1,431  Clean Harbors, Inc. (a)                 79,191
        3,028  Deluxe Corp.                           224,890
        6,936  Pitney Bowes, Inc.                      97,867
                                              ---------------
                                                      401,948
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.9%
        5,179  EchoStar Corp., Class A (a)            316,230
        5,094  NetScout Systems, Inc. (a)             145,179
                                              ---------------
                                                      461,409
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 2.2%
        8,350  AECOM (a)                              326,569
        1,897  EMCOR Group, Inc.                      154,188
        2,351  Jacobs Engineering Group, Inc.         163,300
        7,931  Quanta Services, Inc. (a)              305,264
        1,403  Valmont Industries, Inc.               229,531
                                              ---------------
                                                    1,178,852
                                              ---------------
               CONSUMER FINANCE -- 2.7%
        2,299  FirstCash, Inc.                        168,057
       29,110  Navient Corp.                          414,818
       14,919  OneMain Holdings, Inc. (a)             488,000
       20,824  Santander Consumer USA
                  Holdings, Inc.                      359,214
                                              ---------------
                                                    1,430,089
                                              ---------------
               CONTAINERS & PACKAGING -- 2.5%
        1,798  AptarGroup, Inc.                       157,181
          675  Avery Dennison Corp.                    82,809
        3,245  Bemis Co., Inc.                        151,671
        2,757  Crown Holdings, Inc. (a)               160,044
       10,039  Graphic Packaging Holding Co.          162,130
        2,560  Greif, Inc., Class A                   151,347
        5,277  Silgan Holdings, Inc.                  157,730
        5,837  Sonoco Products Co.                    317,007
                                              ---------------
                                                    1,339,919
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
          556  Graham Holdings Co., Class B           330,514
                                              ---------------
               ELECTRIC UTILITIES -- 3.2%
        4,172  ALLETE, Inc.                           302,220
        6,436  Hawaiian Electric Industries,
                  Inc.                                219,532
        2,547  IDACORP, Inc.                          219,755
        9,426  OGE Energy Corp.                       303,517
        7,669  PNM Resources, Inc.                    292,189
        8,507  Portland General Electric Co.          360,271
                                              ---------------
                                                    1,697,484
                                              ---------------


                        See Notes to Financial Statements                Page 85

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 0.6%
        3,341  EnerSys                        $       234,906
          573  Hubbell, Inc.                           77,899
                                              ---------------
                                                      312,805
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 5.4%
        4,082  Anixter International, Inc. (a)        341,663
        4,822  Arrow Electronics, Inc. (a)            392,221
        9,787  Avnet, Inc.                            415,948
       17,931  AVX Corp.                              321,682
        2,010  Belden, Inc.                           170,388
        1,251  Dolby Laboratories, Inc.,
                  Class A                              80,489
        1,663  FLIR Systems, Inc.                      85,162
        8,863  Jabil, Inc.                            225,386
       11,750  Sanmina Corp. (a)                      307,263
        1,711  SYNNEX Corp.                           209,991
        3,166  Tech Data Corp. (a)                    317,455
                                              ---------------
                                                    2,867,648
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
        6,741  Patterson-UTI Energy, Inc.             159,222
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 7.6%
       19,773  Apple Hospitality REIT, Inc.           385,376
        4,263  Brandywine Realty Trust                 76,478
       16,624  Brixmor Property Group, Inc.           269,808
        3,379  Columbia Property Trust, Inc.           73,966
       17,233  CoreCivic, Inc.                        399,978
        8,384  Cousins Properties, Inc.                75,456
        8,655  DDR Corp.                               70,279
        2,221  Education Realty Trust, Inc.            73,360
        2,542  Equity Commonwealth (a)                 76,031
       12,990  Hospitality Properties Trust           369,046
       13,814  LaSalle Hotel Properties               421,880
        3,596  National Retail Properties, Inc.       142,689
       10,028  Outfront Media, Inc.                   224,627
       15,818  Piedmont Office Realty Trust,
                  Inc., Class A                       308,767
       10,589  RLJ Lodging Trust                      244,818
       12,149  Senior Housing Properties Trust        210,542
        9,038  Spirit Realty Capital, Inc.             73,840
       18,766  Sunstone Hotel Investors, Inc.         316,207
       29,865  VEREIT, Inc.                           215,028
                                              ---------------
                                                    4,028,176
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.2%
        2,078  Casey's General Stores, Inc.           251,667
        6,370  Sprouts Farmers Market,
                  Inc. (a)                            177,914
        7,286  US Foods Holding Corp. (a)             234,099
                                              ---------------
                                                      663,680
                                              ---------------
               FOOD PRODUCTS -- 2.8%
       17,110  Darling Ingredients, Inc. (a)          317,219
        8,134  Fresh Del Monte Produce, Inc.          384,819


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               FOOD PRODUCTS (CONTINUED)
          600  Lancaster Colony Corp.         $        77,040
       12,484  Pilgrim's Pride Corp. (a)              346,681
        2,794  Sanderson Farms, Inc.                  354,559
                                              ---------------
                                                    1,480,318
                                              ---------------
               GAS UTILITIES -- 2.1%
        5,649  National Fuel Gas Co.                  314,932
        1,929  New Jersey Resources Corp.              74,845
        3,176  ONE Gas, Inc.                          224,956
        3,854  Southwest Gas Holdings, Inc.           283,577
        3,096  Spire, Inc.                            205,884
                                              ---------------
                                                    1,104,194
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.6%
       11,883  Acadia Healthcare Co., Inc. (a)        404,973
        5,805  MEDNAX, Inc. (a)                       306,562
        4,293  Patterson Cos., Inc.                   154,076
                                              ---------------
                                                      865,611
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.5%
        2,213  Boyd Gaming Corp.                       87,347
          976  Cracker Barrel Old Country
                  Store, Inc. (b)                     172,245
                                              ---------------
                                                      259,592
                                              ---------------
               HOUSEHOLD DURABLES -- 1.8%
        1,610  Helen of Troy Ltd. (a)                 149,971
        3,250  Leggett & Platt, Inc.                  151,157
        6,997  PulteGroup, Inc.                       222,715
        1,237  Tempur Sealy International,
                  Inc. (a)                             73,775
        6,460  Toll Brothers, Inc.                    300,907
        1,237  Tupperware Brands Corp.                 71,449
                                              ---------------
                                                      969,974
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.8%
        4,849  Energizer Holdings, Inc.               282,309
        1,380  Spectrum Brands Holdings, Inc.         163,475
                                              ---------------
                                                      445,784
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.8%
       21,165  Vistra Energy Corp. (a)                412,718
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.4%
        2,047  Carlisle Cos., Inc.                    233,788
                                              ---------------
               INSURANCE -- 5.0%
        1,814  American National Insurance
                  Co.                                 229,272
       23,103  AmTrust Financial Services, Inc.       310,042
       11,448  Assured Guaranty Ltd.                  407,434
        7,499  Athene Holding Ltd., Class A (a)       376,150
       15,705  CNO Financial Group, Inc.              386,186
          773  Enstar Group Ltd. (a)                  160,475
        2,768  First American Financial Corp.         163,506
       11,429  Old Republic International Corp.       245,609
        1,357  ProAssurance Corp.                      74,228
        1,321  Selective Insurance Group, Inc.         76,948


Page 86                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        3,247  W.R. Berkley Corp.             $       236,966
                                              ---------------
                                                    2,666,816
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.2%
        1,192  Akamai Technologies, Inc. (a)           79,852
                                              ---------------
               IT SERVICES -- 2.3%
        2,034  Booz Allen Hamilton Holding
                  Corp.                                79,692
        2,344  CACI International, Inc.,
                  Class A (a)                         329,449
        6,247  DST Systems, Inc.                      520,812
        2,167  MAXIMUS, Inc.                          147,746
        3,783  Sabre Corp.                             78,573
        1,013  Science Applications
                  International Corp.                  77,647
                                              ---------------
                                                    1,233,919
                                              ---------------
               LEISURE PRODUCTS -- 0.7%
        5,618  Brunswick Corp.                        352,698
                                              ---------------
               MACHINERY -- 2.8%
        3,257  AGCO Corp.                             236,524
        3,915  Colfax Corp. (a)                       156,678
        2,906  ITT, Inc.                              162,736
        1,706  Oshkosh Corp.                          154,768
        6,311  Timken (The) Co.                       331,643
        8,281  Trinity Industries, Inc.               285,446
        2,026  Woodward, Inc.                         157,056
                                              ---------------
                                                    1,484,851
                                              ---------------
               MARINE -- 0.7%
        4,644  Kirby Corp. (a)                        347,836
                                              ---------------
               MEDIA -- 2.2%
        5,736  AMC Networks, Inc.,
                  Class A (a)                         295,920
        8,909  Cinemark Holdings, Inc.                327,851
        3,538  John Wiley & Sons, Inc.,
                  Class A                             224,309
        8,195  Sinclair Broadcast Group, Inc.,
                  Class A                             304,035
                                              ---------------
                                                    1,152,115
                                              ---------------
               METALS & MINING -- 2.2%
        5,758  Alcoa Corp. (a)                        299,531
        4,520  Reliance Steel & Aluminum Co.          395,907
        4,407  United States Steel Corp.              164,866
        7,040  Worthington Industries, Inc.           329,190
                                              ---------------
                                                    1,189,494
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.4%
       20,982  Chimera Investment Corp.               356,484
       48,958  MFA Financial, Inc.                    350,540
       10,897  Starwood Property Trust, Inc.          222,190
       23,847  Two Harbors Investment Corp.           351,743
                                              ---------------
                                                    1,280,957
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MULTILINE RETAIL -- 2.1%
        7,150  Kohl's Corp.                   $       463,106
       15,393  Macy's, Inc.                           399,448
        4,910  Nordstrom, Inc.                        242,112
                                              ---------------
                                                    1,104,666
                                              ---------------
               MULTI-UTILITIES -- 1.4%
        8,655  MDU Resources Group, Inc.              229,184
        5,196  NorthWestern Corp.                     282,351
        3,578  Vectren Corp.                          216,934
                                              ---------------
                                                      728,469
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                 -- 6.1%
       16,326  Antero Resources Corp. (a)             317,214
       21,203  CNX Resources Corp. (a)                297,054
        8,878  Delek US Holdings, Inc.                309,754
        1,347  Energen Corp. (a)                       70,354
        4,542  HollyFrontier Corp.                    217,834
        9,990  Murphy Oil Corp.                       320,679
        9,838  Newfield Exploration Co. (a)           311,471
        4,514  PDC Energy, Inc. (a)                   234,051
        5,909  Peabody Energy Corp. (a)               238,783
       22,729  Range Resources Corp.                  323,888
        1,906  RSP Permian, Inc. (a)                   75,630
       69,489  Southwestern Energy Co. (a)            294,633
       16,535  WPX Energy, Inc. (a)                   243,561
                                              ---------------
                                                    3,254,906
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
        2,273  Nu Skin Enterprises, Inc.,
                  Class A                             163,292
                                              ---------------
               PROFESSIONAL SERVICES -- 0.6%
          655  Dun & Bradstreet (The) Corp.            81,043
        1,230  ManpowerGroup, Inc.                    161,610
        1,396  Robert Half International, Inc.         80,800
                                              ---------------
                                                      323,453
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 1.2%
        1,562  Jones Lang LaSalle, Inc.               244,219
       14,632  Realogy Holdings Corp.                 402,526
                                              ---------------
                                                      646,745
                                              ---------------
               ROAD & RAIL -- 1.8%
          821  AMERCO                                 299,731
        1,767  Avis Budget Group, Inc. (a)             79,444
        2,955  Genesee & Wyoming, Inc.,
                  Class A (a)                         235,957
        3,685  Ryder System, Inc.                     320,705
                                              ---------------
                                                      935,837
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.2%
        3,612  Marvell Technology Group Ltd.           84,268
                                              ---------------
               SPECIALTY RETAIL -- 8.3%
        7,784  Aaron's, Inc.                          318,288
        2,334  Advance Auto Parts, Inc.               273,055
        6,043  AutoNation, Inc. (a) (b)               363,909
       17,633  Bed Bath & Beyond, Inc.                406,970
       13,492  Dick's Sporting Goods, Inc.            424,458


                        See Notes to Financial Statements                Page 87

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        8,271  Foot Locker, Inc.              $       406,520
        3,860  Murphy USA, Inc. (a)                   329,297
      109,534  Office Depot, Inc.                     355,985
        6,483  Penske Automotive Group, Inc.          338,348
       16,535  Sally Beauty Holdings, Inc. (a)        274,646
        6,857  Signet Jewelers Ltd.                   362,735
        2,075  Tractor Supply Co.                     158,219
        7,500  Williams-Sonoma, Inc. (b)              384,225
                                              ---------------
                                                    4,396,655
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 1.2%
          660  Carter's, Inc.                          79,398
        2,158  Columbia Sportswear Co.                161,138
       11,126  Hanesbrands, Inc.                      241,656
        4,099  Skechers U.S.A., Inc.,
                  Class A (a)                         168,838
                                              ---------------
                                                      651,030
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.7%
       27,480  MGIC Investment Corp. (a)              407,254
       17,869  New York Community Bancorp,
                  Inc.                                253,025
        3,763  Radian Group, Inc.                      83,049
        4,528  Washington Federal, Inc.               162,555
                                              ---------------
                                                      905,883
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 0.1%
          802  MSC Industrial Direct Co., Inc.,
                  Class A                              75,292
                                              ---------------
               TRANSPORTATION INFRASTRUCTURE
                  -- 0.5%
        3,624  Macquarie Infrastructure Corp.         240,452
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.7%
       13,948  Telephone & Data Systems, Inc.         382,594
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                         52,994,220
               (Cost $51,034,409)             ---------------

               MONEY MARKET FUNDS -- 0.3%
      172,693  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       172,693
               (Cost $172,693)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$     289,603  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $289,614.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $295,393. (d)            $       289,603
      195,767  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $195,774.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $201,608. (d)                    195,767
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.9%                             485,370
               (Cost $485,370)                ---------------

               TOTAL INVESTMENTS -- 101.1%         53,652,283
               (Cost $51,692,472) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.1)%              (570,116)
                                              ---------------
               NET ASSETS -- 100.0%           $    53,082,167
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $634,744 and the total value of the collateral held by the Fund is $658,063.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,892,952 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,933,141. The net unrealized appreciation was $1,959,811.


Page 88                 See Notes to Financial Statements

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $   52,994,220   $           --   $           --
Money Market Funds            172,693               --               --
Repurchase Agreements              --          485,370               --
                       ------------------------------------------------
Total Investments      $   53,166,913   $      485,370   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $       634,744
Non-cash Collateral(2)                               (634,744)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $       485,370
Non-cash Collateral(4)                               (485,370)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                        See Notes to Financial Statements                Page 89

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.2%
       12,493  BWX Technologies, Inc.         $       792,556
       10,012  HEICO Corp.                            804,164
                                              ---------------
                                                    1,596,720
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       10,314  XPO Logistics, Inc. (a)                974,054
                                              ---------------
               AUTO COMPONENTS -- 0.6%
        7,267  LCI Industries                         801,187
                                              ---------------
               AUTOMOBILES -- 0.6%
        6,268  Thor Industries, Inc.                  856,585
                                              ---------------
               BANKS -- 4.1%
        3,900  Bank of the Ozarks                     194,805
        4,480  Cathay General Bancorp                 195,955
       10,600  Chemical Financial Corp.               619,146
        3,384  Commerce Bancshares, Inc.              197,998
        1,996  Cullen/Frost Bankers, Inc.             212,395
        6,212  East West Bancorp, Inc.                409,433
       18,903  First Horizon National Corp.           375,414
        4,797  Glacier Bancorp, Inc.                  188,138
        3,817  Hancock Holding Co.                    204,973
       13,612  Investors Bancorp, Inc.                186,348
        1,376  Signature Bank (a)                     211,904
       11,823  Synovus Financial Corp.                595,761
        6,376  Texas Capital Bancshares,
                  Inc. (a)                            604,445
        6,728  Webster Financial Corp.                380,939
       10,011  Western Alliance Bancorp (a)           587,245
        4,587  Wintrust Financial Corp.               394,023
                                              ---------------
                                                    5,558,922
                                              ---------------
               BEVERAGES -- 0.5%
        5,817  National Beverage Corp.                642,604
                                              ---------------
               BIOTECHNOLOGY -- 5.4%
        6,275  ACADIA Pharmaceuticals,
                  Inc. (a)                            187,685
        3,452  Alkermes PLC (a)                       197,351
        5,948  Alnylam Pharmaceuticals,
                  Inc. (a)                            773,121
        5,304  Bluebird Bio, Inc. (a)               1,086,790
       17,980  Exact Sciences Corp. (a)               893,786
       31,075  Exelixis, Inc. (a)                     941,883
        3,756  Ionis Pharmaceuticals, Inc. (a)        197,265
       16,533  Juno Therapeutics, Inc. (a)          1,418,697
       12,175  Neurocrine Biosciences, Inc. (a)     1,040,597
        3,831  United Therapeutics Corp. (a)          494,199
                                              ---------------
                                                    7,231,374
                                              ---------------
               BUILDING PRODUCTS -- 1.2%
        9,249  A.O. Smith Corp.                       617,648
        2,375  Allegion PLC                           204,511
        3,629  Lennox International, Inc.             790,796
                                              ---------------
                                                    1,612,955
                                              ---------------
               CAPITAL MARKETS -- 4.2%
       50,016  BGC Partners, Inc., Class A            715,729
       13,402  Eaton Vance Corp.                      774,636
       10,496  Evercore, Inc., Class A              1,055,373


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        2,940  FactSet Research Systems, Inc. $       590,029
        9,573  Interactive Brokers Group, Inc.,
                  Class A                             612,576
       13,226  LPL Financial Holdings, Inc.           789,063
        1,873  MarketAxess Holdings, Inc.             367,501
        7,793  Morningstar, Inc.                      749,063
                                              ---------------
                                                    5,653,970
                                              ---------------
               CHEMICALS -- 1.2%
       17,515  Axalta Coating Systems Ltd. (a)        551,723
        5,298  Scotts Miracle-Gro (The) Co.           478,250
       22,618  Valvoline, Inc.                        557,534
                                              ---------------
                                                    1,587,507
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 3.5%
        9,603  Brink's (The) Co.                      800,890
        7,880  Cimpress N.V. (a) (b)                1,003,991
       21,872  Copart, Inc. (a)                       963,899
       10,751  Healthcare Services Group, Inc.        593,240
       14,962  KAR Auction Services, Inc.             816,028
       11,772  Tetra Tech, Inc.                       585,068
                                              ---------------
                                                    4,763,116
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
        9,989  CommScope Holding Co.,
                  Inc. (a)                            385,875
        2,880  F5 Networks, Inc. (a)                  416,275
       10,641  Ubiquiti Networks, Inc. (a) (b)        858,410
                                              ---------------
                                                    1,660,560
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        8,478  Dycom Industries, Inc. (a)             989,467
       15,439  MasTec, Inc. (a)                       824,443
                                              ---------------
                                                    1,813,910
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.7%
        5,003  Eagle Materials, Inc.                  560,586
       12,019  Summit Materials, Inc.,
                  Class A (c)                         384,007
                                              ---------------
                                                      944,593
                                              ---------------
               CONSUMER FINANCE -- 1.0%
        2,920  Credit Acceptance Corp. (a)            962,753
       33,440  SLM Corp. (a)                          382,554
                                              ---------------
                                                    1,345,307
                                              ---------------
               CONTAINERS & PACKAGING -- 0.4%
        6,441  Berry Global Group, Inc. (a)           381,243
        8,522  Owens-Illinois, Inc. (a)               197,881
                                              ---------------
                                                      579,124
                                              ---------------
               DISTRIBUTORS -- 0.6%
        5,829  Pool Corp.                             788,314
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.8%
        8,040  Bright Horizons Family
                  Solutions, Inc. (a)                 789,528
        6,331  Grand Canyon Education,
                  Inc. (a)                            588,720


Page 90                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                  (CONTINUED)
        7,206  H&R Block, Inc.                $       191,247
       15,188  Service Corp. International            607,064
       14,740  ServiceMaster Global Holdings,
                  Inc. (a)                            777,093
       14,646  Sotheby's (a)                          772,723
                                              ---------------
                                                    3,726,375
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.4%
       15,402  Zayo Group Holdings, Inc. (a)          565,253
                                              ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
        2,466  Regal Beloit Corp.                     192,101
       11,090  Sensata Technologies Holding
                  N.V. (a)                            623,813
                                              ---------------
                                                      815,914
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 3.5%
       12,357  Cognex Corp.                           770,706
        3,347  Coherent, Inc. (a)                     868,614
        4,412  IPG Photonics Corp. (a)              1,111,603
        2,865  Littelfuse, Inc.                       622,679
        4,538  National Instruments Corp.             226,628
        5,472  Universal Display Corp.                872,237
        1,820  Zebra Technologies Corp.,
                  Class A (a)                         224,151
                                              ---------------
                                                    4,696,618
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.5%
        4,976  CoreSite Realty Corp.                  539,000
       19,599  CubeSmart                              539,560
        6,348  CyrusOne, Inc.                         366,216
        3,214  DCT Industrial Trust, Inc.             190,237
        2,122 Equity LifeStyle Properties, Inc. 183,171 6,004 First Industrial Realty Trust,
                  Inc.                                185,283
       10,213  Gaming and Leisure Properties,
                  Inc.                                372,162
        2,545  Lamar Advertising Co., Class A         183,240
       13,711  Medical Properties Trust, Inc.         179,340
       11,947  Rayonier, Inc.                         387,800
        5,475  Ryman Hospitality Properties,
                  Inc.                                419,111
        4,073  Sun Communities, Inc.                  361,845
        5,775  Taubman Centers, Inc.                  356,029
       21,240  Uniti Group, Inc. (b)                  336,229
        7,412  Urban Edge Properties                  173,293
                                              ---------------
                                                    4,772,516
                                              ---------------
               FOOD PRODUCTS -- 1.5%
       23,048  Blue Buffalo Pet Products,
                  Inc. (a)                            783,171
       16,735  Lamb Weston Holdings, Inc.             980,671
        3,177  Pinnacle Foods, Inc.                   196,783
                                              ---------------
                                                    1,960,625
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.5%
        4,033  ABIOMED, Inc. (a)              $       947,755
        7,346  Cantel Medical Corp.                   814,892
        6,584  DexCom, Inc. (a)                       383,189
        8,966  Hill-Rom Holdings, Inc.                765,069
        4,374  ICU Medical, Inc. (a)                1,001,427
       13,691  Insulet Corp. (a)                    1,047,772
        2,228  Masimo Corp. (a)                       209,966
        3,230  NuVasive, Inc. (a)                     157,850
        6,023  Penumbra, Inc. (a)                     599,891
        1,915  West Pharmaceutical Services,
                  Inc.                                191,883
                                              ---------------
                                                    6,119,694
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 1.6%
        3,110  Chemed Corp.                           810,373
        7,648  Encompass Health Corp.                 404,732
        4,697  WellCare Health Plans, Inc. (a)        988,155
                                              ---------------
                                                    2,203,260
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
        2,840  athenahealth, Inc. (a)                 355,880
        3,418  Veeva Systems, Inc., Class A (a)       214,856
                                              ---------------
                                                      570,736
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 6.0%
        9,739  Choice Hotels International, Inc.      800,059
        4,060  Churchill Downs, Inc.                1,051,540
        6,849  Dave & Buster's Entertainment,
                  Inc. (a)                            321,903
        8,792  Dunkin' Brands Group, Inc.             568,403
       18,015  Hilton Grand Vacations, Inc. (a)       810,134
       26,536  ILG, Inc.                              833,496
        1,926  Jack in the Box, Inc.                  175,247
        6,987  Marriott Vacations Worldwide
                  Corp.                             1,064,330
       18,415  Scientific Games Corp. (a)             859,060
        8,514  Six Flags Entertainment Corp.          575,206
       10,759  Texas Roadhouse, Inc.                  631,768
       23,013  Wendy's (The) Co.                      372,350
                                              ---------------
                                                    8,063,496
                                              ---------------
               HOUSEHOLD DURABLES -- 0.3%
        4,927  iRobot Corp. (a) (b)                   437,271
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.9%
       33,170  NRG Energy, Inc.                       862,752
        5,908  Ormat Technologies, Inc.               414,032
                                              ---------------
                                                    1,276,784
                                              ---------------
               INSURANCE -- 1.1%
       11,014  Brown & Brown, Inc.                    578,015
        9,302  Primerica, Inc.                        939,502
                                              ---------------
                                                    1,517,517
                                              ---------------


                        See Notes to Financial Statements                Page 91

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.1%
        8,524  Liberty Expedia Holdings, Inc.,
                  Class A (a)                 $       399,690
       11,769  Wayfair, Inc., Class A (a)           1,082,866
                                              ---------------
                                                    1,482,556
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 2.3%
       11,273  GoDaddy, Inc., Class A (a)             622,607
       13,157  GrubHub, Inc. (a)                      950,593
        4,635  IAC/InterActiveCorp (a)                671,936
        2,518  j2 Global, Inc.                        201,415
        3,300  LogMeIn, Inc.                          415,140
        4,617  Zillow Group, Inc., Class C (a)        205,272
                                              ---------------
                                                    3,066,963
                                              ---------------
               IT SERVICES -- 4.2%
        8,177  CoreLogic, Inc. (a)                    387,263
        8,793  EPAM Systems, Inc. (a)               1,033,002
        4,484  Euronet Worldwide, Inc. (a)            420,913
       11,307  First Data Corp., Class A (a)          200,134
       23,810  Genpact Ltd.                           808,111
        4,846  Jack Henry & Associates, Inc.          604,102
       14,630  Leidos Holdings, Inc.                  974,358
       27,247  Square, Inc., Class A (a)            1,278,157
                                              ---------------
                                                    5,706,040
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.5%
        4,375  Bio-Techne Corp.                       613,769
       22,020  Bruker Corp.                           784,132
        5,179  Charles River Laboratories
                  International, Inc. (a)             546,074
        5,168  PerkinElmer, Inc.                      414,267
       10,373  PRA Health Sciences, Inc. (a)          944,565
                                              ---------------
                                                    3,302,807
                                              ---------------
               MACHINERY -- 4.9%
       17,547  Allison Transmission Holdings,
                  Inc.                                776,279
        8,958  Barnes Group, Inc.                     589,347
       11,579  Donaldson Co., Inc.                    586,592
       16,712  Graco, Inc.                            782,122
        6,821  John Bean Technologies Corp.           775,889
        4,126  Lincoln Electric Holdings, Inc.        402,574
        2,800  Middleby (The) Corp. (a)               381,528
       13,218  Navistar International Corp. (a)       605,781
        5,162  Nordson Corp.                          741,883
        5,793  Toro (The) Co.                         380,310
        3,950  WABCO Holdings, Inc. (a)               609,840
                                              ---------------
                                                    6,632,145
                                              ---------------
               MEDIA -- 1.8%
          269  Cable One, Inc.                        189,922
       17,753  Live Nation Entertainment,
                  Inc. (a)                            799,950
       20,425  New York Times (The) Co.,
                  Class A                             474,881


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               MEDIA (CONTINUED)
       12,080  Nexstar Media Group, Inc.,
                  Class A                     $       907,208
                                              ---------------
                                                    2,371,961
                                              ---------------
               METALS & MINING -- 0.2%
        2,301  Royal Gold, Inc.                       204,789
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.8%
       18,716  AGNC Investment Corp.                  351,674
       42,267  New Residential Investment
                  Corp.                               730,796
                                              ---------------
                                                    1,082,470
                                              ---------------
               MULTILINE RETAIL -- 0.7%
       17,740  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                            985,457
                                              ---------------
               MULTI-UTILITIES -- 0.1%
        3,143  Black Hills Corp.                      174,594
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 0.4%
       17,807  Laredo Petroleum, Inc. (a)             173,262
       12,835  Parsley Energy, Inc.,
                  Class A (a)                         302,906
                                              ---------------
                                                      476,168
                                              ---------------
               PAPER & FOREST PRODUCTS -- 0.6%
       28,779  Louisiana-Pacific Corp. (a)            852,146
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
        5,580  Herbalife Ltd. (a) (b)                 463,084
                                              ---------------
               PHARMACEUTICALS -- 1.8%
       18,397  Catalent, Inc. (a)                     856,196
       15,818  Nektar Therapeutics (a)              1,322,543
        4,254  Prestige Brands Holdings,
                  Inc. (a)                            177,945
                                              ---------------
                                                    2,356,684
                                              ---------------
               PROFESSIONAL SERVICES -- 1.6%
       14,698  On Assignment, Inc. (a)              1,125,426
       13,751  TransUnion (a)                         816,259
        3,047  WageWorks, Inc. (a)                    184,496
                                              ---------------
                                                    2,126,181
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.3%
        2,879  Howard Hughes (The) Corp. (a)          362,639
                                              ---------------
               ROAD & RAIL -- 0.8%
        7,181  Old Dominion Freight Line, Inc.      1,051,657
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 6.4%
        5,600  Advanced Energy Industries,
                  Inc. (a)                            398,328
        3,643  Cirrus Logic, Inc. (a)                 180,584
       49,589  Cypress Semiconductor Corp.            857,394
       31,024  Entegris, Inc.                       1,009,831
       19,065  Integrated Device Technology,
                  Inc. (a)                            570,043
        3,658  Microsemi Corp. (a)                    226,028
        9,996  MKS Instruments, Inc.                1,022,591


Page 92                 See Notes to Financial Statements

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
        5,044  Monolithic Power Systems, Inc. $       600,841
       45,113  ON Semiconductor Corp. (a)           1,116,096
        5,524  Semtech Corp. (a)                      197,759
        8,559  Silicon Laboratories, Inc. (a)         823,376
       22,562  Teradyne, Inc.                       1,034,242
       14,975  Versum Materials, Inc.                 551,080
                                              ---------------
                                                    8,588,193
                                              ---------------
               SOFTWARE -- 8.4%
        5,708  Aspen Technology, Inc. (a)             442,085
        5,999  Blackbaud, Inc.                        574,824
        2,113  Ellie Mae, Inc. (a)                    197,566
        3,700  Fair Isaac Corp.                       638,842
       17,298  Fortinet, Inc. (a)                     796,400
        5,088  Guidewire Software, Inc. (a)           404,242
        8,549  HubSpot, Inc. (a)                      829,680
        3,814  Manhattan Associates, Inc. (a)         201,456
       11,556  Nuance Communications,
                  Inc. (a)                            205,812
        9,408  Paycom Software, Inc. (a)              862,149
        4,255  Proofpoint, Inc. (a)                   434,095
        6,218  PTC, Inc. (a)                          451,924
       17,059  RealPage, Inc. (a)                     848,685
       11,403  Splunk, Inc. (a)                     1,053,295
       14,002  SS&C Technologies Holdings,
                  Inc.                                704,021
        5,460  Tableau Software, Inc.,
                  Class A (a)                         419,383
        1,067  Tyler Technologies, Inc. (a)           215,011
        2,597  Ultimate Software Group (The),
                  Inc. (a)                            604,815
       22,333  Zendesk, Inc. (a)                      860,267
      141,700  Zynga, Inc., Class A (a)               507,286
                                              ---------------
                                                   11,251,838
                                              ---------------
               SPECIALTY RETAIL -- 2.2%
        7,678  Burlington Stores, Inc. (a)            934,490
       14,244  Five Below, Inc. (a)                   924,863
       39,052  Michaels (The) Cos., Inc. (a)        1,049,327
                                              ---------------
                                                    2,908,680
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.2%
       13,054  Essent Group Ltd. (a)                  607,272
        2,775  LendingTree, Inc. (a)                1,020,784
                                              ---------------
                                                    1,628,056
                                              ---------------
               TOBACCO -- 0.3%
       16,884  Vector Group Ltd.                      359,629
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.3%
       15,715  Air Lease Corp.                        764,063
       25,225  Triton International Ltd.              973,685
                                              ---------------
                                                    1,737,748
                                              ---------------
               WATER UTILITIES -- 0.3%
        9,632  Aqua America, Inc.                     348,775
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 100.0%                   $   134,658,121
               (Cost $111,785,697)            ---------------

               MONEY MARKET FUNDS -- 0.3%
      408,384  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (d) (e)                       408,384
               (Cost $408,384)                ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$     684,854  JPMorgan Chase & Co.,
                  1.32% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $684,879.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 1.375%, due 01/31/21. The
                  value of the collateral
                  including accrued interest
                  is $698,545. (e)                    684,854
      462,950  RBC Capital Markets LLC
                  1.30% (d), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $462,966.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $476,763. (e)                    462,950
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 0.9%                           1,147,804
               (Cost $1,147,804)              ---------------

               TOTAL INVESTMENTS -- 101.2%        136,214,309
               (Cost $113,341,885) (f)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.2)%            (1,576,750)
                                              ---------------
               NET ASSETS -- 100.0%           $   134,637,559
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,517,774 and the total value of the collateral held by the Fund is $1,556,188.

(c) Non-income producing security which makes payment-in-kind ("PIK") distributions. For the six months ended January 31, 2018, the Fund received 285 PIK shares of Summit Materials, Inc., Class A.

(d)   Rate shown reflects yield as of January 31, 2018.

(e)   This security serves as collateral for securities on loan.


                        See Notes to Financial Statements                Page 93

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

JANUARY 31, 2018 (UNAUDITED)

(f) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $23,702,457 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $830,033. The net unrealized appreciation was $22,872,424.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  134,658,121   $           --   $           --
Money Market Funds            408,384               --               --
Repurchase Agreements              --        1,147,804               --
                       ------------------------------------------------
Total Investments      $  135,066,505   $    1,147,804   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     1,517,774
Non-cash Collateral(2)                             (1,517,774)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     1,147,804
Non-cash Collateral(4)                             (1,147,804)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 94                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.6%
       10,527  Engility Holdings, Inc. (a)    $       275,387
        2,337  Moog, Inc., Class A (a)                210,470
                                              ---------------
                                                      485,857
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 1.0%
        8,651  Atlas Air Worldwide Holdings,
                  Inc. (a)                            487,051
        3,533  Forward Air Corp.                      214,489
        2,079  Hub Group, Inc., Class A (a)            99,896
                                              ---------------
                                                      801,436
                                              ---------------
               AIRLINES -- 1.0%
        1,930  Allegiant Travel Co.                   307,353
       12,732  Hawaiian Holdings, Inc.                475,540
                                              ---------------
                                                      782,893
                                              ---------------
               AUTO COMPONENTS -- 2.8%
       29,791  American Axle &
                  Manufacturing Holdings,
                  Inc. (a)                            525,811
       14,352  Cooper Tire & Rubber Co.               561,163
        3,313  Cooper-Standard Holdings,
                  Inc. (a)                            412,767
       12,784  Gentherm, Inc. (a)                     409,088
        6,650  Standard Motor Products, Inc.          318,535
                                              ---------------
                                                    2,227,364
                                              ---------------
               BANKS -- 4.4%
        9,827  Banc of California, Inc.               193,592
        6,444  Boston Private Financial
                  Holdings, Inc.                       99,238
       79,584  First BanCorp (a)                      477,504
        2,486  First Interstate BancSystem,
                  Inc., Class A                       104,039
        4,147  First Midwest Bancorp, Inc.            103,094
        7,504  Great Western Bancorp, Inc.            316,294
        6,687  Hanmi Financial Corp.                  210,640
        3,783  Heartland Financial USA, Inc.          201,066
        8,012  Hilltop Holdings, Inc.                 209,834
       16,365  Hope Bancorp, Inc.                     311,590
        5,112  International Bancshares Corp.         212,148
        2,705  NBT Bancorp, Inc.                       99,842
       17,115  Old National Bancorp                   296,090
        1,142  South State Corp.                      101,181
        6,370  Trustmark Corp.                        202,502
        5,611  Union Bankshares Corp.                 211,815
        4,992  WesBanco, Inc.                         204,722
                                              ---------------
                                                    3,555,191
                                              ---------------
               BEVERAGES -- 0.2%
        1,062  Boston Beer (The) Co., Inc.,
                  Class A (a)                         201,621
                                              ---------------
               BIOTECHNOLOGY -- 0.3%
        5,909  Myriad Genetics, Inc. (a)              217,924
                                              ---------------
               BUILDING PRODUCTS -- 1.1%
        8,876  Apogee Enterprises, Inc.               403,947
        3,017  Gibraltar Industries, Inc. (a)         111,931


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        1,734  Simpson Manufacturing Co.,
                  Inc.                        $       101,855
        7,939  Universal Forest Products, Inc.        296,363
                                              ---------------
                                                      914,096
                                              ---------------
               CAPITAL MARKETS -- 1.1%
       25,623  TPG Specialty Lending, Inc.            492,218
       18,168  Waddell & Reed Financial, Inc.,
                  Class A                             417,864
                                              ---------------
                                                      910,082
                                              ---------------
               CHEMICALS -- 1.9%
        2,366  AdvanSix, Inc. (a)                      93,362
        1,413  Ingevity Corp. (a)                     102,513
        5,749  Innospec, Inc.                         412,778
        2,067  Kraton Corp. (a)                       103,888
        5,895  Minerals Technologies, Inc.            443,009
        5,139  Stepan Co.                             403,001
                                              ---------------
                                                    1,558,551
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 4.3%
       24,481  ACCO Brands Corp. (a)                  290,100
        4,158  Advanced Disposal Services,
                  Inc. (a)                            101,330
        5,354  Brady Corp., Class A                   204,791
        5,067  Herman Miller, Inc.                    205,214
        5,262  HNI Corp.                              204,639
        3,958  Interface, Inc.                         98,752
       12,963  Knoll, Inc.                            297,371
        5,656  Matthews International Corp.,
                  Class A                             316,736
        6,357  McGrath RentCorp                       303,865
       17,959  Quad/Graphics, Inc.                    397,253
       26,702  Steelcase, Inc., Class A               415,216
          604  UniFirst Corp.                          99,841
        9,158  Viad Corp.                             520,174
                                              ---------------
                                                    3,455,282
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.0%
       15,435  ADTRAN, Inc.                           246,960
        3,455  NETGEAR, Inc. (a)                      240,813
        1,976  Plantronics, Inc.                      116,564
       23,220  Viavi Solutions, Inc. (a)              199,228
                                              ---------------
                                                      803,565
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.2%
        4,649  Comfort Systems USA, Inc.              198,047
       10,985  Primoris Services Corp.                285,610
       20,014  Tutor Perini Corp. (a)                 495,347
                                              ---------------
                                                      979,004
                                              ---------------
               CONSUMER FINANCE -- 0.6%
        7,410  Nelnet, Inc., Class A                  386,135
        2,998  PRA Group, Inc. (a)                    107,179
                                              ---------------
                                                      493,314
                                              ---------------


                        See Notes to Financial Statements                Page 95

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DISTRIBUTORS -- 0.1%
        3,153  Core-Mark Holding Co., Inc.    $        69,650
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
        9,653  Adtalem Global Education,
                  Inc. (a)                            444,038
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.8%
        5,404  ATN International, Inc.                320,781
       75,052  Frontier Communications
                  Corp. (b)                           614,676
       42,995  Iridium Communications,
                  Inc. (a) (b)                        546,037
                                              ---------------
                                                    1,481,494
                                              ---------------
               ELECTRIC UTILITIES -- 0.2%
        4,566  Otter Tail Corp.                       194,512
                                              ---------------
               ELECTRICAL EQUIPMENT -- 1.3%
       13,924  Atkore International Group,
                  Inc. (a)                            325,543
        3,972  AZZ, Inc.                              180,726
        8,343  Encore Wire Corp.                      422,156
        2,010  Generac Holdings, Inc. (a)              98,349
                                              ---------------
                                                    1,026,774
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 4.1%
       13,948  Benchmark Electronics, Inc. (a)        403,795
       17,678  Fabrinet (a)                           438,591
       10,600  Insight Enterprises, Inc. (a)          393,472
        6,791  Knowles Corp. (a)                      103,495
       10,122  Methode Electronics, Inc.              413,484
        1,854  MTS Systems Corp.                       96,130
        3,153  OSI Systems, Inc. (a)                  208,350
        6,685  Plexus Corp. (a)                       399,429
       14,171  ScanSource, Inc. (a)                   484,648
       14,393  Vishay Intertechnology, Inc.           315,926
                                              ---------------
                                                    3,257,320
                                              ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 3.8%
       15,158  C&J Energy Services, Inc. (a)          464,138
       27,291  Diamond Offshore Drilling,
                  Inc. (a) (b)                        482,505
        6,455  Exterran Corp. (a)                     186,420
       13,204  Helix Energy Solutions Group,
                  Inc. (a)                             99,426
       77,105  McDermott International,
                  Inc. (a)                            676,982
       14,576  Nabors Industries Ltd.                 114,276
       14,127  Oceaneering International, Inc.        292,146
        6,233  U.S. Silica Holdings, Inc.             207,497
       23,062  Unit Corp. (a)                         558,792
                                              ---------------
                                                    3,082,182
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 5.9%
        7,418  Acadia Realty Trust            $       182,186
        3,589  Alexander & Baldwin, Inc.               95,180
       89,637  CBL & Associates Properties,
                  Inc. (b)                            498,382
       11,025  Chesapeake Lodging Trust               301,754
       35,950  DiamondRock Hospitality Co.            422,772
       18,896  Franklin Street Properties Corp.       191,606
       20,708  Kite Realty Group Trust                349,137
       30,949  Lexington Realty Trust                 279,160
       18,825  Mack-Cali Realty Corp.                 377,818
        8,035  Pebblebrook Hotel Trust                313,365
       25,119  Pennsylvania Real Estate
                  Investment Trust                    280,328
       20,189  Select Income REIT                     451,426
       71,257  Washington Prime Group, Inc.           468,871
       23,500  Xenia Hotels & Resorts, Inc.           521,700
                                              ---------------
                                                    4,733,685
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 1.4%
        6,515  Andersons (The), Inc.                  222,161
        1,156  PriceSmart, Inc.                        98,491
      103,014  Rite Aid Corp. (a)                     224,571
        9,396  SUPERVALU, Inc. (a)                    148,833
        8,237  United Natural Foods, Inc. (a)         392,081
                                              ---------------
                                                    1,086,137
                                              ---------------
               FOOD PRODUCTS -- 0.7%
       35,110  Dean Foods Co.                         364,091
          656  J&J Snack Foods Corp.                   90,816
        2,735  Tootsie Roll Industries,
                  Inc. (b)                             97,913
                                              ---------------
                                                      552,820
                                              ---------------
               GAS UTILITIES -- 0.4%
        5,007  Northwest Natural Gas Co.              287,151
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.3%
        2,156  Halyard Health, Inc. (a)               105,234
        2,478  Varex Imaging Corp. (a)                105,241
                                              ---------------
                                                      210,475
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.9%
       13,453  Ensign Group (The), Inc.               309,822
       10,188  LifePoint Health, Inc. (a)             503,797
        3,093  Magellan Health, Inc. (a)              308,063
        8,325  National HealthCare Corp.              519,230
       26,872  Owens & Minor, Inc.                    565,924
        5,641  Select Medical Holdings
                  Corp. (a)                            99,846
                                              ---------------
                                                    2,306,682
                                              ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.1%
        9,510  Bloomin' Brands, Inc.                  209,505
       10,450  Brinker International, Inc.            379,753
        8,424  Cheesecake Factory (The), Inc.         414,377
        1,354  Hyatt Hotels Corp., Class A (a)        110,080


Page 96                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       12,732  International Speedway Corp.,
                  Class A                     $       590,765
                                              ---------------
                                                    1,704,480
                                              ---------------
               HOUSEHOLD DURABLES -- 2.8%
       10,556  Ethan Allen Interiors, Inc.            262,317
        6,352  KB Home                                200,215
       13,008  La-Z-Boy, Inc.                         392,191
       15,914  M.D.C. Holdings, Inc.                  536,461
        9,910  Meritage Homes Corp. (a)               470,229
       16,666  TRI Pointe Group, Inc. (a)             271,822
        2,107  Universal Electronics, Inc. (a)         97,133
                                              ---------------
                                                    2,230,368
                                              ---------------
               INSURANCE -- 5.3%
       13,208  American Equity Investment
                  Life Holding Co.                    435,864
        1,616  AMERISAFE, Inc.                         98,172
        4,844  Argo Group International
                  Holdings Ltd.                       296,937
        6,727  Employers Holdings, Inc.               285,225
        2,913  FBL Financial Group, Inc.,
                  Class A                             202,745
        2,258  Horace Mann Educators Corp.             93,255
        2,817  Infinity Property & Casualty
                  Corp.                               285,221
       20,665  National General Holdings
                  Corp.                               413,713
        1,226  National Western Life Group,
                  Inc., Class A                       397,101
        2,044  Navigators Group (The), Inc.            99,338
        2,524  Safety Insurance Group, Inc.           195,989
        9,595  Stewart Information Services
                  Corp.                               427,074
       34,632  Third Point Reinsurance Ltd. (a)       493,506
        2,184  United Fire Group, Inc.                 94,764
       14,840  Universal Insurance Holdings,
                  Inc.                                436,296
                                              ---------------
                                                    4,255,200
                                              ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       53,830  Liberty TripAdvisor Holdings,
                  Inc., Class A (a)                   473,704
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 0.6%
       17,592  Cars.com, Inc. (a)                     522,307
                                              ---------------
               IT SERVICES -- 2.0%
       21,589  Convergys Corp.                        502,376
        2,272  CSG Systems International, Inc.        102,626
        4,043  ManTech International Corp.,
                  Class A                             210,519
       16,132  Sykes Enterprises, Inc. (a)            500,415
       12,991  Syntel, Inc. (a)                       292,947
                                              ---------------
                                                    1,608,883
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               LEISURE PRODUCTS -- 1.3%
       39,513  American Outdoor Brands
                  Corp. (a)                   $       471,390
       36,421  Callaway Golf Co.                      537,938
                                              ---------------
                                                    1,009,328
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
       15,160  Luminex Corp.                          306,080
                                              ---------------
               MACHINERY -- 3.5%
          882  Alamo Group, Inc.                      101,457
        1,701  Astec Industries, Inc.                 106,143
       15,998  Briggs & Stratton Corp.                386,832
        4,956  Federal Signal Corp.                   100,805
        4,421  Franklin Electric Co., Inc.            200,271
        9,519  Greenbrier (The) Cos., Inc. (b)        477,378
        2,227  Hillenbrand, Inc.                       98,656
        2,383  Hyster-Yale Materials Handling,
                  Inc.                                201,816
        5,885  Lydall, Inc. (a)                       281,303
        2,810  Mueller Industries, Inc.                92,983
        3,826  Rexnord Corp. (a)                      107,549
          977  Standex International Corp.            102,536
       18,704  Wabash National Corp.                  483,124
        1,311  Watts Water Technologies, Inc.,
                  Class A                             104,552
                                              ---------------
                                                    2,845,405
                                              ---------------
               MARINE -- 0.6%
       13,602  Matson, Inc.                           465,324
                                              ---------------
               MEDIA -- 2.4%
       26,879  AMC Entertainment Holdings,
                  Inc., Class A (b)                   344,051
       12,984  E.W. Scripps (The) Co.,
                  Class A (a)                         207,874
       35,020  Gannett Co., Inc.                      413,236
        4,522  Meredith Corp.                         299,085
       20,043  MSG Networks, Inc.,
                  Class A (a)                         481,032
        5,059  Scholastic Corp.                       194,367
                                              ---------------
                                                    1,939,645
                                              ---------------
               METALS & MINING -- 1.6%
        5,858  Carpenter Technology Corp.             301,101
       13,274  Coeur Mining, Inc. (a)                 106,723
        9,519  Commercial Metals Co.                  228,837
        4,134  Compass Minerals International,
                  Inc. (b)                            301,368
        2,795  Kaiser Aluminum Corp.                  308,121
                                              ---------------
                                                    1,246,150
                                              ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.2%
       19,725  ARMOUR Residential REIT,
                  Inc.                                461,762
       46,922  Capstead Mortgage Corp.                385,230
       12,398  CYS Investments, Inc.                   83,562
       21,912  Ladder Capital Corp.                   317,067
       31,571  PennyMac Mortgage
                  Investment Trust                    517,764
                                              ---------------
                                                    1,765,385
                                              ---------------


                        See Notes to Financial Statements                Page 97

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 2.0%
        7,229  Big Lots, Inc.                 $       439,379
        8,449  Dillard's, Inc., Class A (b)           570,814
      160,553  JC Penney Co., Inc. (a) (b)            595,652
                                              ---------------
                                                    1,605,845
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.2%
        4,357  Arch Coal, Inc., Class A               392,173
       14,035  Carrizo Oil & Gas, Inc. (a)            282,244
      171,982  EP Energy Corp., Class A (a) (b)       328,486
       39,760  Gulfport Energy Corp. (a)              404,359
       67,020  Halcon Resources Corp. (a)             535,490
       60,327  Oasis Petroleum, Inc. (a)              522,432
       11,450  PBF Energy, Inc., Class A              370,178
       53,014  QEP Resources, Inc. (a)                496,211
        3,296  SemGroup Corp., Class A                 94,430
       18,383  SM Energy Co.                          429,243
       47,582  SRC Energy, Inc. (a)                   473,441
       15,328  Whiting Petroleum Corp. (a)            427,958
        7,211  World Fuel Services Corp.              201,115
                                              ---------------
                                                    4,957,760
                                              ---------------
               PAPER & FOREST PRODUCTS -- 2.9%
        7,485  Boise Cascade Co.                      332,708
       10,246  Domtar Corp.                           526,235
       13,163  KapStone Paper and Packaging
                  Corp.                               455,966
        3,294  Neenah, Inc.                           298,107
       13,930  P.H. Glatfelter Co.                    325,405
        8,948  Schweitzer-Mauduit
                  International, Inc.                 405,165
                                              ---------------
                                                    2,343,586
                                              ---------------
               PERSONAL PRODUCTS -- 0.3%
        2,740  USANA Health Sciences,
                  Inc. (a)                            204,541
                                              ---------------
               PROFESSIONAL SERVICES -- 1.7%
        4,724  FTI Consulting, Inc. (a)               205,352
        7,731  ICF International, Inc. (a)            410,516
        7,217  Korn/Ferry International               321,590
       14,759  TrueBlue, Inc. (a)                     403,659
                                              ---------------
                                                    1,341,117
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.1%
        3,053  Marcus & Millichap, Inc. (a)            99,680
                                              ---------------
               ROAD & RAIL -- 1.7%
        8,695  Heartland Express, Inc.                197,289
        9,182  Hertz Global Holdings, Inc. (a)        210,543
       19,994  Marten Transport Ltd.                  463,861
        7,106  Schneider National, Inc.,
                  Class B                             208,064
        7,727  Werner Enterprises, Inc.               314,489
                                              ---------------
                                                    1,394,246
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.3%
       50,482  Amkor Technology, Inc. (a)     $       507,849
       10,418  Diodes, Inc. (a)                       293,683
        5,081  Synaptics, Inc. (a)                    220,211
                                              ---------------
                                                    1,021,743
                                              ---------------
               SOFTWARE -- 0.4%
        2,275  MicroStrategy, Inc., Class A (a)       313,336
                                              ---------------
               SPECIALTY RETAIL -- 6.6%
       21,589  American Eagle Outfitters, Inc.        388,602
        6,342  Asbury Automotive Group,
                  Inc. (a)                            460,746
       17,090  Buckle (The), Inc.                     342,654
        8,921  Caleres, Inc.                          264,418
       57,522  Chico's FAS, Inc.                      547,034
        1,397  Children's Place (The), Inc.           209,271
       23,697  DSW, Inc., Class A                     474,651
       28,265  GameStop Corp., Class A                475,135
        7,149  Group 1 Automotive, Inc.               560,839
        2,629  Lithia Motors, Inc., Class A           328,520
        1,748  Monro Inc.                              98,762
       36,369  Party City Holdco, Inc. (a)            527,351
        7,945  Sleep Number Corp. (a)                 299,050
        8,519  Urban Outfitters, Inc. (a)             290,583
                                              ---------------
                                                    5,267,616
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.9%
        6,872  Electronics For Imaging,
                  Inc. (a)                            200,937
       24,246  Super Micro Computer, Inc. (a)         553,415
                                              ---------------
                                                      754,352
                                              ---------------
               TEXTILES, APPAREL & LUXURY
                  GOODS -- 0.5%
        2,698  G-III Apparel Group Ltd. (a)           100,771
        2,699  Oxford Industries, Inc.                212,681
        2,131  Steven Madden Ltd. (a)                  98,452
                                              ---------------
                                                      411,904
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.2%
        7,424  Capitol Federal Financial, Inc.         97,106
       27,424  Nationstar Mortgage Holdings,
                  Inc. (a)                            486,502
       12,130  Northwest Bancshares, Inc.             204,390
        7,525  Provident Financial Services,
                  Inc.                                197,983
                                              ---------------
                                                      985,981
                                              ---------------
               TOBACCO -- 0.3%
        5,689  Universal Corp.                        273,072
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 2.9%
       21,691  Aircastle Ltd.                         512,342
        2,980  Applied Industrial Technologies,
                  Inc.                                219,775
        8,021  BMC Stock Holdings, Inc. (a)           179,670
        8,162  GATX Corp.                             580,645
        1,692  Kaman Corp.                            106,088


Page 98                 See Notes to Financial Statements

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES
                  & DISTRIBUTORS (CONTINUED)
        5,878  Rush Enterprises, Inc.,
                  Class A (a)                 $       317,706
        5,956  WESCO International, Inc. (a)          405,901
                                              ---------------
                                                    2,322,127
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.4%
        7,936  United States Cellular Corp. (a)       288,632
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                         80,076,897
               (Cost $78,066,641)             ---------------

               MONEY MARKET FUNDS -- 1.1%
      833,872  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                       833,872
              (Cost $833,872)                 ---------------


  PRINCIPAL
    VALUE      DESCRIPTION                         VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 2.9%
$   1,398,390  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $1,398,441. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%, .
                  due 01/31/21. The value of
                  the collateral including
                  accrued interest is
                  $1,426,346. (d)                   1,398,390
      945,288  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of $945,322.
                  Collateralized by U.S.
                  Treasury Notes, interest
                  rates of 2.000% to 2.750%,
                  due 11/15/20 to 04/30/24.
                  The value of the collateral
                  including accrued interest
                  is $973,494. (d)                    945,288
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 2.9%                           2,343,678
               (Cost $2,343,678)              ---------------

               TOTAL INVESTMENTS -- 103.8%         83,254,447
               (Cost $81,244,191) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (3.8)%            (3,014,137)
                                              ---------------
               NET ASSETS -- 100.0%           $    80,240,310
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $3,078,472 and the total value of the collateral held by the Fund is $3,177,550.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,553,649 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,543,393. The net unrealized appreciation was $2,010,256.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $   80,076,897   $           --   $           --
Money Market Funds            833,872               --               --
Repurchase Agreements              --        2,343,678               --
                       ------------------------------------------------
Total Investments      $   80,910,769   $    2,343,678   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Financial Statements                Page 99

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     3,078,472
Non-cash Collateral(2)                             (3,078,472)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     2,343,678
Non-cash Collateral(4)                             (2,343,678)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 100                 See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       19,703  AAR Corp.                      $       797,380
       24,811  Aerojet Rocketdyne Holdings,
                  Inc. (a)                            682,303
       17,228  Aerovironment, Inc. (a)                884,830
       29,211  Axon Enterprise, Inc. (a) (b)          772,923
       17,928  Kratos Defense & Security
                  Solutions, Inc. (a)                 204,558
       15,075  Mercury Systems, Inc. (a)              723,902
                                              ---------------
                                                    4,065,896
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
       33,452  Air Transport Services Group,
                  Inc. (a)                            831,617
                                              ---------------
               AUTO COMPONENTS -- 0.4%
       14,662  Fox Factory Holding Corp. (a)          562,288
                                              ---------------
               AUTOMOBILES -- 0.5%
       17,403  Winnebago Industries, Inc.             790,966
                                              ---------------
               BANKS -- 7.1%
        7,827  1st Source Corp.                       409,274
        8,030  Ameris Bancorp                         430,006
        3,713  BancFirst Corp.                        207,000
        3,444  Banner Corp.                           187,147
        5,188  Berkshire Hills Bancorp, Inc.          196,885
       12,094  Brookline Bancorp, Inc.                193,504
        7,379  CenterState Bank Corp.                 191,780
        6,364  Central Pacific Financial Corp.        188,183
        4,369  Columbia Banking System, Inc.          188,216
        8,059  CVB Financial Corp.                    188,581
       12,615  Enterprise Financial Services
                  Corp.                               613,720
       23,042  FB Financial Corp. (a)                 974,216
        7,620  FCB Financial Holdings, Inc.,
                  Class A (a)                         417,576
        6,342  First Busey Corp.                      196,475
       27,026  First Commonwealth Financial
                  Corp.                               391,066
        7,207  First Financial Bancorp                205,399
        4,513  First Merchants Corp.                  194,781
        9,352  Green Bancorp, Inc. (a)                223,045
        2,719  Independent Bank Corp.                 194,001
        5,724  Independent Bank Group, Inc.           410,697
        9,863  Lakeland Bancorp, Inc.                 198,246
        7,983  Lakeland Financial Corp.               383,743
       13,494  LegacyTexas Financial Group,
                  Inc.                                594,276
        9,677  Pacific Premier Bancorp,
                  Inc. (a)                            394,338
        9,722  S&T Bancorp, Inc.                      392,380
        4,864  Sandy Spring Bancorp, Inc.             183,956
       15,353  Seacoast Banking Corp. of
                  Florida (a)                         395,954
       13,726  ServisFirst Bancshares, Inc.           582,257
       12,969  State Bank Financial Corp.             395,684
        2,333  Tompkins Financial Corp.               192,169
       12,587  TowneBank                              384,533
       10,223  TriCo Bancshares                       378,047


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               BANKS (CONTINUED)
        6,747  United Community Banks, Inc.   $       213,745
        3,566  Washington Trust Bancorp, Inc.         191,851
                                              ---------------
                                                   11,082,731
                                              ---------------
               BEVERAGES -- 1.2%
        3,595  Coca-Cola Bottling Co.
                  Consolidated                        728,059
       12,586  MGP Ingredients, Inc.                1,126,951
                                              ---------------
                                                    1,855,010
                                              ---------------
               BIOTECHNOLOGY -- 6.0%
       13,421  Acceleron Pharma, Inc. (a)             557,106
       53,790  Amicus Therapeutics, Inc. (a)          872,474
       30,236  Array BioPharma, Inc. (a)              448,097
        7,554  Blueprint Medicines Corp. (a)          594,122
       30,459  Dynavax Technologies Corp. (a)         490,390
       16,656  Emergent BioSolutions, Inc. (a)        812,646
        8,165  FibroGen, Inc. (a)                     478,061
       14,187  Foundation Medicine, Inc. (a)          984,578
       11,318  Genomic Health, Inc. (a)               375,871
       28,114  Halozyme Therapeutics, Inc. (a)        525,169
       35,248  Immunomedics, Inc. (a)                 587,584
        4,158  Ligand Pharmaceuticals, Inc. (a)       655,384
       45,170  MiMedx Group, Inc. (a) (b)             756,597
       17,390  Sarepta Therapeutics, Inc. (a)       1,139,741
                                              ---------------
                                                    9,277,820
                                              ---------------
               BUILDING PRODUCTS -- 4.1%
        5,173  AAON, Inc.                             188,297
        7,427  American Woodmark Corp. (a)          1,008,958
       44,406  Builders FirstSource, Inc. (a)         951,176
       27,499  Continental Building Products,
                  Inc. (a)                            782,347
       50,134  NCI Building Systems, Inc. (a)         924,972
       13,933  Patrick Industries, Inc. (a)           892,409
       30,788  Ply Gem Holdings, Inc. (a)             660,403
        8,926  Trex Co., Inc. (a)                     996,052
                                              ---------------
                                                    6,404,614
                                              ---------------
               CAPITAL MARKETS -- 1.5%
       16,367  Cohen & Steers, Inc.                   667,283
       21,298  Houlihan Lokey, Inc.                 1,015,915
       11,745  Moelis & Co., Class A                  607,216
                                              ---------------
                                                    2,290,414
                                              ---------------
               CHEMICALS -- 1.1%
        2,356  Balchem Corp.                          186,124
        4,726  Chase Corp.                            530,966
       12,132  GCP Applied Technologies,
                  Inc. (a)                            405,209
        3,778  Quaker Chemical Corp.                  581,434
                                              ---------------
                                                    1,703,733
                                              ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.9%
       45,803  Covanta Holding Corp.                  748,879
       11,218  Mobile Mini, Inc.                      424,601
        2,536  Multi-Color Corp.                      196,540
                                              ---------------
                                                    1,370,020
                                              ---------------


                        See Notes to Financial Statements               Page 101

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 1.4%
       15,061  Applied Optoelectronics,
                  Inc. (a) (b)                $       487,826
       77,284  Extreme Networks, Inc. (a)           1,161,578
        5,081  InterDigital, Inc.                     396,572
       28,169  Oclaro, Inc. (a)                       167,324
                                              ---------------
                                                    2,213,300
                                              ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.1%
        4,220  Argan, Inc.                            183,992
                                              ---------------
               CONSTRUCTION MATERIALS -- 0.5%
        9,255  US Concrete, Inc. (a)                  720,502
                                              ---------------
               CONSUMER FINANCE -- 1.0%
       13,528  Encore Capital Group, Inc. (a)         560,735
       16,057  Green Dot Corp., Class A (a)           983,652
                                              ---------------
                                                    1,544,387
                                              ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.6%
       34,900  Chegg, Inc. (a)                        604,468
        4,320  Strayer Education, Inc.                399,513
       21,851  Weight Watchers International,
                  Inc. (a)                          1,404,801
                                              ---------------
                                                    2,408,782
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
        8,545  Cogent Communications
                  Holdings, Inc.                      385,379
       38,020  ORBCOMM, Inc. (a)                      436,850
                                              ---------------
                                                      822,229
                                              ---------------
               ELECTRIC UTILITIES -- 0.5%
       10,291  El Paso Electric Co.                   537,190
        3,010  MGE Energy, Inc.                       179,998
                                              ---------------
                                                      717,188
                                              ---------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 2.2%
       11,916  Badger Meter, Inc.                     574,351
        7,573  ePlus, Inc. (a)                        584,636
       20,609  II-VI, Inc. (a)                        878,974
        5,976  Rogers Corp. (a)                       984,725
       24,698  TTM Technologies, Inc. (a)             407,270
                                              ---------------
                                                    3,429,956
                                              ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 3.3%
        7,524  Agree Realty Corp.                     362,205
       22,164  Four Corners Property Trust,
                  Inc.                                523,070
       34,252  iStar, Inc. (a)                        361,359
       21,744  Monmouth Real Estate
                  Investment Corp.                    371,605
       28,395  National Storage Affiliates
                  Trust                               720,381
       11,414  Potlatch Corp.                         603,801


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        3,507  QTS Realty Trust, Inc.,
                  Class A                     $       174,649
       26,275  Ramco-Gershenson Properties
                  Trust                               347,355
       19,401  Retail Opportunity Investments
                  Corp.                               356,396
       13,272  Rexford Industrial Realty, Inc.        394,046
        3,076  Saul Centers, Inc.                     168,349
        5,416  Terreno Realty Corp.                   192,810
       18,982  Tier REIT, Inc.                        368,441
        2,527  Universal Health Realty Income
                  Trust                               168,172
                                              ---------------
                                                    5,112,639
                                              ---------------
               FOOD PRODUCTS -- 1.0%
       16,205  B&G Foods, Inc.                        534,765
       11,466  Calavo Growers, Inc.                   997,542
                                              ---------------
                                                    1,532,307
                                              ---------------
               GAS UTILITIES -- 0.5%
        9,854  Chesapeake Utilities Corp.             724,269
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 4.7%
        3,834  Abaxis, Inc.                           274,706
       18,834  Globus Medical, Inc.,
                  Class A (a)                         867,117
        6,499  Inogen, Inc. (a)                       791,838
       12,574  Integer Holdings Corp. (a)             630,586
       17,263  iRhythm Technologies, Inc. (a)       1,029,393
       17,919  Merit Medical Systems, Inc. (a)        832,338
        9,238  Neogen Corp. (a)                       545,319
        2,749  Nevro Corp. (a)                        220,635
       38,319  Novocure Ltd. (a)                      860,262
       20,521  OraSure Technologies, Inc. (a)         446,537
       17,857  Quidel Corp. (a)                       817,493
                                              ---------------
                                                    7,316,224
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 2.4%
        7,344  Amedisys, Inc. (a)                     393,785
       19,645  AMN Healthcare Services,
                  Inc. (a)                          1,053,954
        6,351  BioTelemetry, Inc. (a)                 216,887
       14,633  CorVel Corp. (a)                       755,795
        6,319  LHC Group, Inc. (a)                    396,833
        6,503  Premier, Inc., Class A (a)             211,023
       31,986  Surgery Partners, Inc. (a)             497,382
        5,195  Tivity Health, Inc. (a)                201,306
                                              ---------------
                                                    3,726,965
                                              ---------------
               HEALTH CARE TECHNOLOGY -- 1.0%
       11,745  Omnicell, Inc. (a)                     576,092
       13,981  Quality Systems, Inc. (a)              181,753
       22,211  Teladoc, Inc. (a) (b)                  830,692
                                              ---------------
                                                    1,588,537
                                              ---------------


Page 102                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.6%
       30,595  Caesars Entertainment
                  Corp. (a)                   $       426,800
       29,188  Eldorado Resorts, Inc. (a)           1,008,445
       41,931  La Quinta Holdings, Inc. (a)           835,685
       30,883  Penn National Gaming, Inc. (a)         985,477
       22,352  Planet Fitness, Inc.,
                  Class A (a)                         754,604
       52,789  Playa Hotels & Resorts N.V. (a)        546,894
       13,992  SeaWorld Entertainment,
                  Inc. (a) (b)                        213,378
       22,399  Shake Shack, Inc.,
                  Class A (a) (b)                     979,060
       14,085  Sonic Corp. (b)                        363,956
       19,857  Wingstop, Inc.                         960,285
                                              ---------------
                                                    7,074,584
                                              ---------------
               HOUSEHOLD DURABLES -- 2.3%
        5,074  Cavco Industries, Inc. (a)             777,083
       12,741  Installed Building Products,
                  Inc. (a)                            916,715
       12,895  LGI Homes, Inc. (a)                    872,734
       12,775  TopBuild Corp. (a)                     977,798
                                              ---------------
                                                    3,544,330
                                              ---------------
               HOUSEHOLD PRODUCTS -- 0.8%
       20,527  Central Garden & Pet Co.,
                  Class A (a)                         774,278
        3,281  WD-40 Co.                              406,024
                                              ---------------
                                                    1,180,302
                                              ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS
                  -- 0.5%
       40,955  NRG Yield, Inc., Class C               774,049
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 0.6%
       22,536  Raven Industries, Inc.                 868,763
                                              ---------------
               INSURANCE -- 0.3%
       14,236  James River Group Holdings
                  Ltd.                                540,968
                                              ---------------
               INTERNET & DIRECT MARKETING
                 RETAIL -- 1.0%
       14,717  Nutrisystem, Inc.                      636,510
       21,265  PetMed Express, Inc.                   961,178
                                              ---------------
                                                    1,597,688
                                              ---------------
               INTERNET SOFTWARE & SERVICES
                  -- 10.5%
       15,000  2U, Inc. (a)                         1,114,050
       10,254  Alarm.com Holdings, Inc. (a)           393,549
       25,773  Blucora, Inc. (a)                      628,861
       36,651  Box, Inc., Class A (a)                 815,118
       18,244  Coupa Software, Inc. (a)               697,468
       67,809  Endurance International Group
                  Holdings, Inc. (a)                  562,815
       15,527  Envestnet, Inc. (a)                    834,576
       47,315  Etsy, Inc. (a)                         887,629
       31,112  Five9, Inc. (a)                        809,223
       50,496  Gogo, Inc. (a) (b)                     486,781


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES
                  (CONTINUED)
       20,609  GTT Communications, Inc. (a)   $       951,105
       48,113  Hortonworks, Inc. (a)                  959,854
       23,387  Instructure, Inc. (a)                  839,593
       24,723  Match Group, Inc. (a) (b)              863,822
       25,421  MINDBODY, Inc., Class A (a)            893,548
       16,748  New Relic, Inc. (a)                  1,000,358
       27,426  Nutanix, Inc., Class A (a)             880,375
       10,503  Q2 Holdings, Inc. (a)                  444,802
       16,157  Quotient Technology, Inc. (a)          190,653
       13,238  Shutterstock, Inc. (a)                 585,914
        3,029  Stamps.com, Inc. (a)                   617,462
        8,464  Trade Desk (The) Inc.,
                  Class A (a) (b)                     410,335
       17,754  Web.com Group, Inc. (a)                412,781
                                              ---------------
                                                   16,280,672
                                              ---------------
               IT SERVICES -- 1.5%
        5,326  Blackhawk Network Holdings,
                  Inc. (a)                            242,067
        9,438  ExlService Holdings, Inc. (a)          573,358
       14,152  TTEC Holdings, Inc.                    561,834
       21,951  Virtusa Corp. (a)                      979,454
                                              ---------------
                                                    2,356,713
                                              ---------------
               LEISURE PRODUCTS -- 0.6%
       27,019  Acushnet Holdings Corp.                579,557
        6,929  Sturm Ruger & Co., Inc.                366,891
                                              ---------------
                                                      946,448
                                              ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
       21,741  Accelerate Diagnostics,
                  Inc. (a) (b)                        628,315
                                              ---------------
               MACHINERY -- 4.9%
       12,598  Albany International Corp.,
                  Class A                             799,343
       15,359  Altra Industrial Motion Corp.          804,812
        8,277  EnPro Industries, Inc.                 728,293
        9,454  ESCO Technologies, Inc.                578,112
       30,542  Harsco Corp. (a)                       546,702
        9,636  Kadant, Inc.                           966,009
       32,994  Meritor, Inc. (a)                      900,076
        7,515  Proto Labs, Inc. (a)                   821,765
        4,508  RBC Bearings, Inc. (a)                 568,008
       14,956  Sun Hydraulics Corp.                   928,469
                                              ---------------
                                                    7,641,589
                                              ---------------
               MEDIA -- 1.3%
       57,764  Gray Television, Inc. (a)              944,441
       31,640  World Wrestling Entertainment,
                  Inc., Class A                     1,118,474
                                              ---------------
                                                    2,062,915
                                              ---------------
               METALS & MINING -- 1.1%
       33,546  AK Steel Holding Corp. (a)             169,743
       49,265  Century Aluminum Co. (a)             1,096,146
       53,680  Cleveland-Cliffs, Inc. (a)             367,708
                                              ---------------
                                                    1,633,597
                                              ---------------


                        See Notes to Financial Statements               Page 103

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
       10,291  Apollo Commercial Real Estate
                  Finance, Inc.               $       186,987
        7,892  Hannon Armstrong Sustainable
                  Infrastructure Capital, Inc.        171,572
       43,415  Invesco Mortgage Capital, Inc.         705,060
       30,788  MTGE Investment Corp.                  523,396
                                              ---------------
                                                    1,587,015
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 1.2%
       46,881  Callon Petroleum Co. (a)               532,099
       27,046  Extraction Oil & Gas, Inc. (a)         381,349
       31,081  Matador Resources Co. (a)            1,007,335
                                              ---------------
                                                    1,920,783
                                              ---------------
               PERSONAL PRODUCTS -- 0.1%
        8,510  elf Beauty, Inc. (a) (b)               174,966
                                              ---------------
               PHARMACEUTICALS -- 2.5%
       42,860  Corcept Therapeutics, Inc. (a)         986,423
        6,828  Dermira, Inc. (a)                      194,735
       53,017  Horizon Pharma PLC (a)                 771,397
       40,141  Innoviva, Inc. (a)                     585,657
       19,918  Omeros Corp. (a) (b)                   322,472
        8,479  Pacira Pharmaceuticals, Inc. (a)       308,636
       14,294  Supernus Pharmaceuticals,
                  Inc. (a)                            558,181
       31,434  TherapeuticsMD, Inc. (a) (b)           184,832
                                              ---------------
                                                    3,912,333
                                              ---------------
               PROFESSIONAL SERVICES -- 1.5%
        5,442  Exponent, Inc.                         403,524
       16,870  Insperity, Inc.                      1,033,288
       21,823  TriNet Group, Inc. (a)                 957,375
                                              ---------------
                                                    2,394,187
                                              ---------------
               REAL ESTATE MANAGEMENT
                  & DEVELOPMENT -- 0.8%
       19,893  HFF, Inc., Class A                     978,935
       10,944  Kennedy-Wilson Holdings, Inc.          194,256
                                              ---------------
                                                    1,173,191
                                              ---------------
               ROAD & RAIL -- 0.7%
       13,675  Saia, Inc. (a)                       1,033,146
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.7%
       23,883  Brooks Automation, Inc.                666,336
       10,284  Cabot Microelectronics Corp.         1,047,837
       12,342  CEVA, Inc. (a)                         543,048
       61,825  FormFactor, Inc. (a)                   887,189
       10,574  Inphi Corp. (a) (b)                    315,845
        7,187  MaxLinear, Inc. (a)                    185,353
        5,262  Power Integrations, Inc.               393,071
        7,780  Xperi Corp.                            174,661
                                              ---------------
                                                    4,213,340
                                              ---------------
               SOFTWARE -- 5.5%
       27,448  8x8, Inc. (a)                          485,830
        5,787  Blackline, Inc. (a)                    192,302


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               SOFTWARE (CONTINUED)
       22,321  Bottomline Technologies de,
                  Inc. (a)                    $       814,716
       27,016  Callidus Software, Inc. (a)            971,225
       12,209  Ebix, Inc.                           1,002,359
        4,784  Imperva, Inc. (a)                      209,300
       12,078  Paylocity Holding Corp. (a)            631,559
       13,381  Progress Software Corp.                666,775
       14,633  PROS Holdings, Inc. (a)                424,942
       13,041  Qualys, Inc. (a)                       815,063
       19,990  RingCentral, Inc., Class A (a)       1,085,457
       12,172  TiVo Corp.                             169,799
       19,929  Varonis Systems, Inc. (a)            1,082,145
                                              ---------------
                                                    8,551,472
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 0.8%
       11,611  Diebold Nixdorf, Inc.                  214,223
       48,807  Pure Storage, Inc., Class A (a)        982,973
                                              ---------------
                                                    1,197,196
                                              ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.1%
       23,529  Beneficial Bancorp, Inc.               382,346
       25,887  BofI Holding, Inc. (a) (b)             931,155
       20,687  Flagstar Bancorp, Inc. (a)             770,591
       13,140  Kearny Financial Corp.                 181,332
       37,576  Meridian Bancorp, Inc.                 768,429
        7,233  OceanFirst Financial Corp.             191,313
       21,940  United Financial Bancorp, Inc.         367,715
       11,991  Walker & Dunlop, Inc. (a)              556,982
       11,903  WSFS Financial Corp.                   608,243
                                              ---------------
                                                    4,758,106
                                              ---------------
               TRADING COMPANIES
                  & DISTRIBUTORS -- 1.2%
       25,706  GMS, Inc. (a)                          881,202
       12,614  SiteOne Landscape Supply,
                  Inc. (a)                            960,682
                                              ---------------
                                                    1,841,884
                                              ---------------
               WATER UTILITIES -- 1.4%
        9,834  American States Water Co.              543,034
       21,336  California Water Service Group         868,375
       12,126  SJW Group                              725,620
                                              ---------------
                                                    2,137,029
                                              ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       22,900  Shenandoah
                  Telecommunications Co.              778,600
                                              ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       155,080,567
               (Cost $137,690,080)            ---------------

               MONEY MARKET FUNDS -- 1.1%
    1,764,930  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  1.20% (c) (d)                     1,764,930
               (Cost $1,764,930)              ---------------


Page 104                See Notes to Financial Statements

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2018 (UNAUDITED)

   PRINCIPAL
     VALUE    DESCRIPTION                             VALUE
-------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 3.2%
$   2,959,758  JPMorgan Chase & Co.,
                  1.32% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,959,866. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.375%,
                  due 01/31/21. The value of
                  the collateral including
                  accrued interest is
                  $3,018,928. (d)             $     2,959,758
    2,000,746  RBC Capital Markets LLC,
                  1.30% (c), dated 01/31/18,
                  due 02/01/18, with a
                  maturity value of
                  $2,000,818. Collateralized
                  by U.S. Treasury Notes,
                  interest rates of 2.000% to
                  2.750%, due 11/15/20 to
                  04/30/24. The value of the
                  collateral including accrued
                  interest is $2,060,445. (d)       2,000,746
                                              ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 3.2%                           4,960,504
               (Cost $4,960,504)              ---------------

               TOTAL INVESTMENTS -- 104.3%        161,806,001
               (Cost $144,415,514) (e)
               NET OTHER ASSETS AND
                  LIABILITIES -- (4.3)%            (6,717,553)
                                              ---------------
               NET ASSETS -- 100.0%           $   155,088,448
                                              ===============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan (see Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $6,583,168 and the total value of the collateral held by the Fund is $6,725,434.

(c)   Rate shown reflects yield as of January 31, 2018.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,745,640 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,355,153. The net unrealized appreciation was $17,390,487.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $  155,080,567   $           --   $           --
Money Market Funds          1,764,930               --               --
Repurchase Agreements              --        4,960,504               --
                       ------------------------------------------------
Total Investments      $  156,845,497   $    4,960,504   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


                        See Notes to Financial Statements               Page 105

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

JANUARY 31, 2018 (UNAUDITED)

-----------------------------

OFFSETTING ASSETS AND LIABILITIES
-------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     6,583,168
Non-cash Collateral(2)                             (6,583,168)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At January 31, 2018, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
-------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)    $     4,960,504
Non-cash Collateral(4)                             (4,960,504)
                                              ---------------
Net Amount                                    $            --
                                              ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At January 31, 2018, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 106                See Notes to Financial Statements

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2018 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.0%
        1,363  Boeing (The) Co.               $       483,006
                                              ---------------
               AIR FREIGHT & LOGISTICS -- 2.0%
        1,209  FedEx Corp.                            317,338
                                              ---------------
               AUTOMOBILES -- 3.2%
       12,262  General Motors Co.                     520,031
                                              ---------------
               BANKS -- 4.0%
        6,811  Bank of America Corp.                  217,952
        2,702  Citigroup, Inc.                        212,053
          940  JPMorgan Chase & Co.                   108,730
          697  PNC Financial Services Group
                  (The), Inc.                         110,140
                                              ---------------
                                                      648,875
                                              ---------------
               BIOTECHNOLOGY -- 9.0%
        2,079  AbbVie, Inc.                           233,305
        2,312  Amgen, Inc.                            430,148
          631  Biogen, Inc. (a)                       219,468
        7,016  Gilead Sciences, Inc.                  587,941
                                              ---------------
                                                    1,470,862
                                              ---------------
               CAPITAL MARKETS -- 5.3%
        3,733  Bank of New York Mellon
                  (The) Corp.                         211,661
        1,184  Goldman Sachs Group (The),
                  Inc.                                317,182
        5,748  Morgan Stanley                         325,049
                                              ---------------
                                                      853,892
                                              ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        2,625  Cisco Systems, Inc.                    109,042
                                              ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 3.0%
       12,928  AT&T, Inc.                             484,154
                                              ---------------
               ELECTRIC UTILITIES -- 3.6%
        3,586  Duke Energy Corp.                      281,501
        1,931  NextEra Energy, Inc.                   305,909
                                              ---------------
                                                      587,410
                                              ---------------
               FOOD & STAPLES RETAILING
                  -- 9.9%
        1,080  Costco Wholesale Corp.                 210,459
        6,933  CVS Health Corp.                       545,558
        4,153  Walgreens Boots Alliance, Inc.         312,555
        5,090  Walmart, Inc.                          542,594
                                              ---------------
                                                    1,611,166
                                              ---------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 0.7%
        1,245  Medtronic PLC                          106,933
                                              ---------------
               HEALTH CARE PROVIDERS &
                  SERVICES -- 6.1%
        2,234  Anthem, Inc.                           553,697
        1,824  UnitedHealth Group, Inc.               431,887
                                              ---------------
                                                      985,584
                                              ---------------
               INDUSTRIAL CONGLOMERATES
                  -- 1.1%
       11,522  General Electric Co.                   186,311
                                              ---------------


SHARES         DESCRIPTION                         VALUE
-------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 4.7%
          430  Amazon.com, Inc. (a)           $       623,883
          524  Netflix, Inc. (a)                      141,637
                                              ---------------
                                                      765,520
                                              ---------------
               IT SERVICES -- 6.8%
        1,313  Accenture PLC, Class A                 210,999
        1,966  International Business Machines
                  Corp.                               321,834
        5,462  PayPal Holdings, Inc. (a)              466,018
          882  Visa, Inc., Class A                    109,571
                                              ---------------
                                                    1,108,422
                                              ---------------
               MACHINERY -- 3.2%
        3,190  Caterpillar, Inc.                      519,268
                                              ---------------
               MEDIA -- 4.5%
       10,040  Comcast Corp., Class A                 427,001
        2,805  Walt Disney (The) Co.                  304,820
                                              ---------------
                                                      731,821
                                              ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.4%
        3,212  Chevron Corp.                          402,624
        3,663  ConocoPhillips                         215,421
        4,808  Exxon Mobil Corp.                      419,739
                                              ---------------
                                                    1,037,784
                                              ---------------
               PHARMACEUTICALS -- 0.6%
        2,775  Pfizer, Inc.                           102,786
                                              ---------------
               ROAD & RAIL -- 0.6%
          750  Union Pacific Corp.                    100,125
                                              ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 7.5%
       10,889  Intel Corp.                            524,197
        1,559  NVIDIA Corp.                           383,202
        2,888  Texas Instruments, Inc.                316,727
                                              ---------------
                                                    1,224,126
                                              ---------------
               SOFTWARE -- 4.2%
        2,295  Adobe Systems, Inc. (a)                458,449
        1,175  Microsoft Corp.                        111,637
          983  salesforce.com, Inc. (a)               111,973
                                              ---------------
                                                      682,059
                                              ---------------
               SPECIALTY RETAIL -- 6.1%
        2,122  Home Depot (The), Inc.                 426,310
        5,408  Lowe's Cos., Inc.                      566,380
                                              ---------------
                                                      992,690
                                              ---------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.2%
        1,188  Apple, Inc.                            198,907
                                              ---------------
               TOBACCO -- 2.4%
        5,631  Altria Group, Inc.                     396,084
                                              ---------------

               TOTAL INVESTMENTS -- 99.8%          16,224,196
               (Cost $14,425,927) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                  29,769
                                              ---------------
               NET ASSETS -- 100.0%           $    16,253,965
                                              ===============


                        See Notes to Financial Statements               Page 107

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

JANUARY 31, 2018 (UNAUDITED)

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,857,824 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $59,555. The net unrealized appreciation was $1,798,269.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                          LEVEL 1          LEVEL 2          LEVEL 3
                       ------------------------------------------------
Common Stocks*         $   16,224,196   $           --   $           --
                       ================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at January 31, 2018.


Page 108                See Notes to Financial Statements

                     This page is intentionally left blank.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2018 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,543,610,988    $    817,326,047    $    565,427,861
Cash................................................................          1,638,585                  --                  --
Receivables:
      Investment securities sold....................................         12,299,681                  --                  --
      Dividends.....................................................          1,000,768             277,553             169,196
      Securities lending income.....................................              2,158              25,354              83,527
Prepaid expenses....................................................             13,565               7,244               5,668
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................      1,558,565,745         817,636,198         565,686,252
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --               8,742
Payables:
      Capital shares redeemed.......................................         12,310,643                  --                  --
      Investment advisory fees......................................            657,361             342,009             234,020
      Collateral for securities on loan.............................          1,100,933           6,807,978          20,934,150
      Licensing fees................................................            126,714              62,997              46,147
      Printing fees.................................................             75,803              39,726              29,723
      Audit and tax fees............................................             20,412              20,412              20,412
      Trustees' fees................................................                935                 764                 721
Other liabilities...................................................            183,096             115,430              82,603
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................         14,475,897           7,389,316          21,356,518
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,544,089,848    $    810,246,882    $    544,329,734
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,400,915,538    $    825,489,961    $    610,852,202
Par value...........................................................            251,000             119,500              87,500
Accumulated net investment income (loss)............................            228,335             165,647              54,985
Accumulated net realized gain (loss) on investments.................        (90,926,028)       (116,802,813)       (129,681,474)
Net unrealized appreciation (depreciation) on investments...........        233,621,003         101,274,587          63,016,521
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,544,089,848    $    810,246,882    $    544,329,734
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          61.52    $          67.80    $          62.21
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         25,100,002          11,950,002           8,750,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,309,989,985    $    716,051,460    $    502,411,340
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      1,105,802    $      6,591,815    $     20,255,130
                                                                       ================    ================    ================


Page 110                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,117,215,253    $    756,533,148    $    105,232,557    $    132,955,508    $     53,652,283    $    136,214,309
              --             337,283                  --                  --              91,021              29,322

              --                  --                  --                  --                  --           4,151,170
       1,103,913             195,118              78,365              23,765              28,450              22,754
           1,690               1,474               4,282               5,398                 605               6,730
           9,770               6,985               2,527               2,549                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,118,330,626         757,074,008         105,317,731         132,987,220          53,772,359         140,424,285
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


              --                  --                   9                  --                  --                  --

              --                  --                  --                  --                  --           4,151,349
         476,292             317,150              44,483              54,907              32,129              79,189
       1,925,250           1,050,842             929,837           1,249,536             658,063           1,556,188
          91,619              59,955               8,847              10,232                  --                  --
          54,702              32,647               6,377               6,754                  --                  --
          20,412              20,412              20,412              20,412                  --                  --
             828                 755                 661                 657                  --                  --
         143,108              98,008              19,939              23,086                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,712,211           1,579,769           1,030,565           1,365,584             690,192           5,786,726
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,115,618,415    $    755,494,239    $    104,287,166    $    131,621,636    $     53,082,167    $    134,637,559
================    ================    ================    ================    ================    ================

$  1,144,461,193    $    652,442,014    $    125,570,416    $    121,639,824    $     62,930,228    $    126,145,722
         198,000             115,000              18,000              19,000              14,500              32,500
         940,017            (196,435)             48,296             (37,880)             53,697            (100,305)
    (159,421,898)        (26,394,649)        (31,806,146)        (15,069,201)        (11,876,069)        (14,312,782)
     129,441,103         129,528,309          10,456,600          25,069,893           1,959,811          22,872,424
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,115,618,415    $    755,494,239    $    104,287,166    $    131,621,636    $     53,082,167    $    134,637,559
================    ================    ================    ================    ================    ================
$          56.34    $          65.70    $          57.94    $          69.27    $          36.61    $          41.43
================    ================    ================    ================    ================    ================

      19,800,002          11,500,002           1,800,002           1,900,002           1,450,002           3,250,002
================    ================    ================    ================    ================    ================
$    987,774,150    $    627,004,839    $     94,775,957    $    107,885,615    $     51,692,472    $    113,341,885
================    ================    ================    ================    ================    ================
$      1,892,785    $      1,055,489    $        900,079    $      1,223,334    $        634,744    $      1,517,774
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2018 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH        MEGA CAP
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)               (FMK)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $     83,254,447    $    161,806,001    $     16,224,196
Cash................................................................            156,158              68,427              15,601
Receivables:
      Investment securities sold....................................                 --                  --                  --
      Dividends.....................................................             39,587               8,189              23,860
      Securities lending income.....................................             16,559              26,461                  --
Prepaid expenses....................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Assets..................................................         83,466,751         161,909,078          16,263,657
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................                 --                  --                  --
Payables:
      Capital shares redeemed.......................................                 --                  --                  --
      Investment advisory fees......................................             48,891              95,196               9,692
      Collateral for securities on loan.............................          3,177,550           6,725,434                  --
      Licensing fees................................................                 --                  --                  --
      Printing fees.................................................                 --                  --                  --
      Audit and tax fees............................................                 --                  --                  --
      Trustees' fees................................................                 --                  --                  --
Other liabilities...................................................                 --                  --                  --
                                                                       ----------------    ----------------    ----------------
      Total Liabilities.............................................          3,226,441           6,820,630               9,692
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     80,240,310    $    155,088,448    $     16,253,965
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $    101,236,340    $    150,272,791    $     16,777,409
Par value...........................................................             21,500              35,500               4,500
Accumulated net investment income (loss)............................             30,876             (35,134)             18,553
Accumulated net realized gain (loss) on investments.................        (23,058,662)        (12,575,196)         (2,344,766)
Net unrealized appreciation (depreciation) on investments...........          2,010,256          17,390,487           1,798,269
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $     80,240,310    $    155,088,448    $     16,253,965
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          37.32    $          43.69    $          36.12
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          2,150,002           3,550,002             450,002
                                                                       ================    ================    ================
Investments, at cost................................................   $     81,244,191    $    144,415,514    $     14,425,927
                                                                       ================    ================    ================
Securities on loan, at value........................................   $      3,078,472    $      6,583,168    $             --
                                                                       ================    ================    ================


Page 112                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $     13,122,422    $      6,025,751    $      3,589,377
Securities lending income (net of fees).............................             34,405             165,105             380,783
Foreign tax withholding.............................................                 --              (1,685)                 --
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................         13,156,827           6,189,171           3,970,160
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          3,789,413           1,833,217           1,323,441
Accounting and administration fees..................................            353,800             184,317             133,824
Licensing fees......................................................            193,464              95,553              70,028
Custodian fees......................................................             95,420              67,853              59,283
Printing fees.......................................................             83,679              40,235              28,452
Legal fees..........................................................             31,886              15,257              11,015
Transfer agent fees.................................................             31,481              18,295              13,208
Audit and tax fees..................................................             12,867              12,867              12,867
Registration and filing fees........................................             10,680               9,399               3,206
Trustees' fees and expenses.........................................              4,786               4,148               3,979
Listing fees........................................................              4,588               3,397               2,871
Other expenses......................................................             16,519               7,632               5,065
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          4,628,583           2,292,170           1,667,239
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................          8,528,244           3,897,001           2,302,921
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................        (27,261,297)        (15,678,251)        (12,020,984)
      In-kind redemptions...........................................        163,652,483          79,600,489          47,148,852
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................        136,391,186          63,922,238          35,127,868
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.         57,700,835          26,750,571          13,159,003
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        194,092,021          90,672,809          48,286,871
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    202,620,265    $     94,569,810    $     50,589,792
                                                                       ================    ================    ================


                        See Notes to Financial Statements               Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)

                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................   $     12,869,679    $      3,491,069    $      1,223,829
Securities lending income (net of fees).............................             14,373              23,862              23,169
Foreign tax withholding.............................................                 --                  --                (148)
                                                                       ----------------    ----------------    ----------------
      Total investment income.......................................         12,884,052           3,514,931           1,246,850
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................          2,698,977           1,741,490             264,351
Accounting and administration fees..................................            266,629             174,595              28,012
Licensing fees......................................................            138,883              90,959              16,999
Custodian fees......................................................             69,940              46,852              19,394
Printing fees.......................................................             62,207              36,287               5,982
Legal fees..........................................................             24,080              15,436               2,114
Transfer agent fees.................................................             26,049              17,380               2,637
Audit and tax fees..................................................             12,867              12,867              12,867
Registration and filing fees........................................             10,634               7,930                  --
Trustees' fees and expenses.........................................              4,434               4,118               3,661
Listing fees........................................................              3,255               3,393               4,322
Other expenses......................................................             10,813               6,916               1,138
                                                                       ----------------    ----------------    ----------------
      Total expenses................................................          3,328,768           2,158,223             361,477
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................          9,555,284           1,356,708             885,373
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
      Investments...................................................        (23,870,901)         (5,847,760)          1,587,008
      In-kind redemptions...........................................         88,600,594          76,295,986           5,477,265
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss)............................................         64,729,693          70,448,226           7,064,273
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments.         43,809,434          44,774,473           2,461,570
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................        108,539,127         115,222,699           9,525,843
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $    118,094,411    $    116,579,407    $     10,411,216
                                                                       ================    ================    ================

(a) Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial Statements).


Page 114                See Notes to Financial Statements

  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP          FIRST TRUST
     GROWTH              VALUE               GROWTH              VALUE               GROWTH             MEGA CAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)               (FMK)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        512,778    $        652,530    $        424,701    $        669,817    $        515,719    $        163,676
          28,297              12,003              29,413              58,013             114,732                  --
            (235)               (244)                 --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         540,840             664,289             454,114             727,830             630,451             163,676
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         293,360             188,523 (a)         396,139 (a)         249,571 (a)         498,710 (a)          57,181 (a)
          30,997                  --                  --                  --                  --                  --
          18,449                  --                  --                  --                  --                  --
          19,548                  --                  --                  --                  --                  --
           7,702                  --                  --                  --                  --                  --
           2,659                  --                  --                  --                  --                  --
           2,929                  --                  --                  --                  --                  --
          12,867                  --                  --                  --                  --                  --
             485                  --                  --                  --                  --                  --
           3,664                  --                  --                  --                  --                  --
           4,440                  --                  --                  --                  --                  --
             905                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         398,005             188,523             396,139             249,571             498,710              57,181
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         142,835             475,766              57,975             478,259             131,741             106,495
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



         649,380          (2,273,761)           (289,000)         (2,933,360)         (4,086,604)           (249,584)
       7,835,768           5,360,445           9,174,055           4,769,052          14,834,145           2,001,578
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       8,485,148           3,086,684           8,885,055           1,835,692          10,747,541           1,751,994
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      10,138,868           1,172,317          10,600,269           2,801,035           4,627,532             728,635
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      18,624,016           4,259,001          19,485,324           4,636,727          15,375,073           2,480,629
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     18,766,851    $      4,734,767    $     19,543,299    $      5,114,986    $     15,506,814    $      2,587,124
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FIRST TRUST                         FIRST TRUST
                                                                        LARGE CAP CORE                       MID CAP CORE
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FEX)                               (FNX)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2018         Year Ended        1/31/2018         Year Ended
                                                                (Unaudited)        7/31/2017        (Unaudited)        7/31/2017
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $    8,528,244    $   18,050,905    $    3,897,001    $    6,871,830
   Net realized gain (loss)................................       136,391,186       143,929,326        63,922,238        56,900,285
   Net change in unrealized appreciation (depreciation)....        57,700,835        64,917,092        26,750,571        26,719,552
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................       202,620,265       226,897,323        94,569,810        90,491,667
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................        (9,062,701)      (18,611,751)       (4,335,811)       (6,923,601)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................       600,613,582       800,846,202       376,139,529       394,435,423
   Cost of shares redeemed.................................      (804,528,415)     (961,025,662)     (354,121,364)     (424,153,009)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................      (203,914,833)     (160,179,460)       22,018,165       (29,717,586)
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................       (10,357,269)       48,106,112       112,252,164        53,850,480

NET ASSETS:
   Beginning of period.....................................     1,554,447,117     1,506,341,005       697,994,718       644,144,238
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $1,544,089,848    $1,554,447,117    $  810,246,882    $  697,994,718
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $      228,335    $      762,792    $      165,647    $      604,457
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................        28,750,002        32,100,002        11,650,002        12,200,002
   Shares sold.............................................        10,400,000        16,050,000         5,800,000         7,100,000
   Shares redeemed.........................................       (14,050,000)      (19,400,000)       (5,500,000)       (7,650,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................        25,100,002        28,750,002        11,950,002        11,650,002
                                                               ==============    ==============    ==============    ==============


Page 116                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2018        Year Ended      1/31/2018        Year Ended      1/31/2018        Year Ended      1/31/2018        Year Ended
  (Unaudited)       7/31/2017      (Unaudited)       7/31/2017      (Unaudited)       7/31/2017      (Unaudited)       7/31/2017
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $    2,302,921   $    3,830,574  $    9,555,284   $   15,393,728  $    1,356,708   $    3,875,954  $      885,373   $    1,609,102
     35,127,868       65,686,040      64,729,693      115,251,489      70,448,226       31,133,379       7,064,273       13,437,019
     13,159,003           69,883      43,809,434       58,877,537      44,774,473       18,327,961       2,461,570        3,958,208
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     50,589,792       69,586,497     118,094,411      189,522,754     116,579,407       53,337,294      10,411,216       19,004,329
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     (2,041,530)      (4,584,486)     (9,521,811)     (15,458,152)     (1,643,880)      (4,012,026)       (902,341)      (1,686,942)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


    200,544,037      340,091,089     392,069,453      818,188,240     375,357,810      265,481,467      13,593,728       58,846,637
   (196,759,739)    (355,722,643)   (442,021,038)    (766,511,899)   (385,747,608)    (282,556,562)    (29,774,447)     (68,500,744)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

      3,784,298      (15,631,554)    (49,951,585)      51,676,341     (10,389,798)     (17,075,095)    (16,180,719)      (9,654,107)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     52,332,560       49,370,457      58,621,015      225,740,943     104,545,729       32,250,173      (6,671,844)       7,663,280


    491,997,174      442,626,717   1,056,997,400      831,256,457     650,948,510      618,698,337     110,959,010      103,295,730
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  544,329,734   $  491,997,174  $1,115,618,415   $1,056,997,400  $  755,494,239   $  650,948,510  $  104,287,166   $  110,959,010
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $       54,985   $     (206,406) $      940,017   $      906,544  $     (196,435)  $       90,737  $       48,296   $       65,264
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      8,750,002        9,050,002      20,750,002       19,800,002      11,650,002       12,000,002       2,100,002        2,300,002
      3,300,000        6,550,000       7,350,000       17,250,000       6,200,000        5,150,000         250,000        1,200,000
     (3,300,000)      (6,850,000)     (8,300,000)     (16,300,000)     (6,350,000)      (5,500,000)       (550,000)      (1,400,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      8,750,002        8,750,002      19,800,002       20,750,002      11,500,002       11,650,002       1,800,002        2,100,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         FIRST TRUST                         FIRST TRUST
                                                                       MULTI CAP GROWTH                     MID CAP VALUE
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FAD)                               (FNK)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2018         Year Ended        1/31/2018         Year Ended
                                                                (Unaudited)        7/31/2017        (Unaudited)        7/31/2017
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
   Net investment income (loss)............................    $      142,835    $      394,242    $      475,766    $      751,311
   Net realized gain (loss)................................         8,485,148         5,710,966         3,086,684         5,576,367
   Net change in unrealized appreciation (depreciation)....        10,138,868         4,037,103         1,172,317          (258,266)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from operations......................................        18,766,851        10,142,311         4,734,767         6,069,412
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................          (180,715)         (425,861)         (502,721)         (727,156)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................        47,056,414        43,432,601        28,258,719        64,828,682
   Cost of shares redeemed.................................       (37,850,357)      (34,612,882)      (36,609,726)      (60,126,301)
                                                               --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets resulting
      from shareholder transactions........................         9,206,057         8,819,719        (8,351,007)        4,702,381
                                                               --------------    --------------    --------------    --------------
   Total increase (decrease) in net assets.................        27,792,193        18,536,169        (4,118,961)       10,044,637

NET ASSETS:
   Beginning of period.....................................       103,829,443        85,293,274        57,201,128        47,156,491
                                                               --------------    --------------    --------------    --------------
   End of period...........................................    $  131,621,636    $  103,829,443    $   53,082,167    $   57,201,128
                                                               ==============    ==============    ==============    ==============
   Accumulated net investment income (loss)
      at end of period.....................................    $      (37,880)   $           --    $       53,697    $       80,652
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.................         1,750,002         1,600,002         1,700,002         1,600,002
   Shares sold.............................................           750,000           800,000           800,000         1,950,000
   Shares redeemed.........................................          (600,000)         (650,000)       (1,050,000)       (1,850,000)
                                                               --------------    --------------    --------------    --------------
   Shares outstanding, end of period.......................         1,900,002         1,750,002         1,450,002         1,700,002
                                                               ==============    ==============    ==============    ==============


Page 118                See Notes to Financial Statements

           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH                     MEGA CAP
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)                            (FMK)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2018        Year Ended      1/31/2018        Year Ended      1/31/2018        Year Ended      1/31/2018        Year Ended
  (Unaudited)       7/31/2017      (Unaudited)       7/31/2017      (Unaudited)       7/31/2017      (Unaudited)       7/31/2017
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

 $       57,975   $      445,402  $      478,259   $      963,901  $      131,741   $      106,433  $      106,495   $      213,158
      8,885,055        7,218,829       1,835,692        9,422,164      10,747,541        8,725,923       1,751,994        1,636,634
     10,600,269        3,912,620       2,801,035       (3,124,492)      4,627,532        5,340,758         728,635          416,999
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     19,543,299       11,576,851       5,114,986        7,261,573      15,506,814       14,173,114       2,587,124        2,266,791
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


       (158,280)        (495,480)       (417,630)      (1,136,396)       (166,875)        (207,865)       (101,050)        (226,936)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


     63,834,098       60,411,916      53,243,184      125,818,098      92,585,451      121,215,332      11,774,897       17,324,174
    (43,281,945)     (59,517,765)    (39,502,584)    (124,482,391)    (69,319,802)     (75,199,317)    (13,503,095)     (18,765,378)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     20,552,153          894,151      13,740,600        1,335,707      23,265,649       46,016,015      (1,728,198)      (1,441,204)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     39,937,172       11,975,522      18,437,956        7,460,884      38,605,588       59,981,264         757,876          598,651


     94,700,387       82,724,865      61,802,354       54,341,470     116,482,860       56,501,596      15,496,089       14,897,438
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  134,637,559   $   94,700,387  $   80,240,310   $   61,802,354  $  155,088,448   $  116,482,860  $   16,253,965   $   15,496,089
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

 $     (100,305)  $           --  $       30,876   $      (29,753) $      (35,134)  $           --  $       18,553   $       13,108
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


      2,700,002        2,650,002       1,800,002        1,800,002       3,000,002        1,700,002         500,002          550,002
      1,700,000        1,850,000       1,450,000        3,750,000       2,200,000        3,450,000         350,000          600,000
     (1,150,000)      (1,800,000)     (1,100,000)      (3,750,000)     (1,650,000)      (2,150,000)       (400,000)        (650,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
      3,250,002        2,700,002       2,150,002        1,800,002       3,550,002        3,000,002         450,002          500,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    54.07      $    46.93    $    45.96    $    43.21    $    37.10    $    28.66
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.33            0.61          0.64          0.57          0.49          0.48
Net realized and unrealized gain (loss)               7.47            7.16          0.95          2.75          6.10          8.45
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      7.80            7.77          1.59          3.32          6.59          8.93
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.35)          (0.63)        (0.62)        (0.57)        (0.48)        (0.49)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    61.52      $    54.07    $    46.93    $    45.96    $    43.21    $    37.10
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     14.47%          16.68%         3.59%         7.67%        17.83%        31.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,544,090      $1,554,447    $1,506,341    $1,932,424    $1,151,542    $  500,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.61% (b)       0.61%         0.61%         0.61%         0.64%         0.66%
Ratio of net expenses to average net assets           0.61% (b)       0.61%         0.61%         0.61%         0.64%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.13% (b)       1.21%         1.43%         1.25%         1.25%         1.47%
Portfolio turnover rate (c)                             36%             90%          109%           91%           78%           78%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    59.91      $    52.80    $    52.97    $    50.65    $    44.95    $    34.19
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.35            0.56          0.56          0.51          0.31          0.42
Net realized and unrealized gain (loss)               7.92            7.12         (0.21)         2.31          5.75         10.71
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      8.27            7.68          0.35          2.82          6.06         11.13
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.38)          (0.57)        (0.52)        (0.50)        (0.36)        (0.37)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    67.80      $    59.91    $    52.80    $    52.97    $    50.65    $    44.95
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     13.84%          14.61%         0.76%         5.55%        13.49%        32.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  810,247      $  697,995    $  644,144    $1,016,952    $  861,094    $  485,456
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.63%         0.63%         0.62%         0.64%         0.66%
Ratio of net expenses to average net assets           0.63% (b)       0.63%         0.63%         0.62%         0.64%         0.66%
Ratio of net investment income (loss) to
   average net assets                                 1.06% (b)       1.00%         1.10%         0.97%         0.64%         1.04%
Portfolio turnover rate (c)                             45%            103%          126%          102%           81%           81%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    56.23      $    48.91    $    48.24    $    46.07    $    42.20    $    31.20
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.26            0.41          0.39          0.35          0.22          0.34
Net realized and unrealized gain (loss)               5.95            7.40          0.64          2.17          3.86         11.00
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      6.21            7.81          1.03          2.52          4.08         11.34
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.23)          (0.49)        (0.36)        (0.35)        (0.21)        (0.34)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    62.21      $    56.23    $    48.91    $    48.24    $    46.07    $    42.20
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     11.05%          16.03%         2.20%         5.45%         9.66%        36.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  544,330      $  491,997    $  442,627    $  701,882    $  520,550    $  289,082
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.63% (b)       0.63%         0.64%         0.63%         0.66%         0.70%
Ratio of net expenses to average net assets           0.63% (b)       0.63%         0.64%         0.63%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.87% (b)       0.78%         0.86%         0.73%         0.49%         0.87%
Portfolio turnover rate (c)                             57%            111%          126%           97%           89%           85%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    50.94      $    41.98    $    41.61    $    42.48    $    36.78    $    28.11
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.47            0.77          0.78 (d)      0.77          0.69          0.58
Net realized and unrealized gain (loss)               5.40            8.96          0.38         (0.87)         5.69          8.66
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      5.87            9.73          1.16         (0.10)         6.38          9.24
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.47)          (0.77)        (0.79)        (0.77)        (0.68)        (0.57)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    56.34      $    50.94    $    41.98    $    41.61    $    42.48    $    36.78
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     11.58%          23.35%         2.94%        (0.29)%       17.46%        33.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $1,115,618      $1,056,997    $  831,256    $1,181,747    $1,021,608    $  467,124
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.62%         0.62%         0.62%         0.64%         0.67%
Ratio of net expenses to average net assets           0.62% (b)       0.62%         0.62%         0.62%         0.64%         0.67%
Ratio of net investment income (loss) to
   average net assets                                 1.77% (b)       1.63%         2.00%         1.77%         1.80%         1.85%
Portfolio turnover rate (c)                             33%             72%           94%           78%           68%           69%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Based on average shares outstanding.


                        See Notes to Financial Statements               Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    55.88      $    51.56    $    49.95    $    42.86    $    36.26    $    28.54
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.12            0.33          0.35          0.32          0.23          0.30
Net realized and unrealized gain (loss)               9.84            4.33          1.60          7.09          6.61          7.75
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      9.96            4.66          1.95          7.41          6.84          8.05
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.14)          (0.34)        (0.34)        (0.32)        (0.24)        (0.33)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    65.70      $    55.88    $    51.56    $    49.95    $    42.86    $    36.26
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     17.85%           9.10%         3.96%        17.32%        18.88%        28.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  755,494      $  650,949    $  618,698    $  681,765    $  304,293    $  170,419
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.62% (b)       0.62%         0.62%         0.63%         0.66%         0.70%
Ratio of net expenses to average net assets           0.62% (b)       0.62%         0.62%         0.63%         0.66%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.39% (b)       0.63%         0.73%         0.68%         0.58%         0.88%
Portfolio turnover rate (c)                             50%            148%          149%          143%          138%          141%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    52.84      $    44.91    $    44.75    $    45.71    $    40.10    $    29.93
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.48            0.73          0.70          0.64          0.55          0.51
Net realized and unrealized gain (loss)               5.10            7.96          0.13         (0.96)         5.60         10.16
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      5.58            8.69          0.83         (0.32)         6.15         10.67
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.48)          (0.76)        (0.67)        (0.64)        (0.54)        (0.50)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    57.94      $    52.84    $    44.91    $    44.75    $    45.71    $    40.10
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     10.61%          19.46%         1.98%        (0.74)%       15.38%        35.92%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  104,287      $  110,959    $  103,296    $  196,887    $  175,986    $   92,227
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.68% (b)       0.66%         0.68%         0.70%         0.70%         0.76%
Ratio of net expenses to average net assets           0.68% (b)       0.66%         0.68%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.67% (b)       1.45%         1.61%         1.36%         1.29%         1.46%
Portfolio turnover rate (c)                             41%             81%           96%           82%           74%           70%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    59.33      $    53.31    $    52.16    $    45.23    $    39.59    $    31.16
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.08            0.25          0.24          0.23          0.12          0.26
Net realized and unrealized gain (loss)               9.96            6.04          1.13          6.94          5.67          8.42
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                     10.04            6.29          1.37          7.17          5.79          8.68
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.10)          (0.27)        (0.22)        (0.24)        (0.15)        (0.25)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    69.27      $    59.33    $    53.31    $    52.16    $    45.23    $    39.59
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     16.93%          11.85%         2.66%        15.89%        14.63%        28.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  131,622      $  103,829    $   85,293    $   91,279    $   61,062    $   37,609
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.68% (b)       0.70%         0.70%         0.72%         0.74%         0.85%
Ratio of net expenses to average net assets           0.68% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.24% (b)       0.44%         0.50%         0.48%         0.27%         0.74%
Portfolio turnover rate (c)                             55%            142%          160%          135%          139%          147%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    33.65      $    29.47    $    29.56    $    30.20    $    26.63    $    19.74
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.32            0.44          0.43          0.39          0.24          0.25
Net realized and unrealized gain (loss)               2.97            4.17         (0.10)        (0.64)         3.56          6.89
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      3.29            4.61          0.33         (0.25)         3.80          7.14
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.33)          (0.43)        (0.42)        (0.39)        (0.23)        (0.25)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    36.61      $    33.65    $    29.47    $    29.56    $    30.20    $    26.63
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      9.82%          15.72%         1.22%        (0.87)%       14.30%        36.37%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   53,082      $   57,201    $   47,156    $   75,389    $  101,173    $   21,302
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.77% (b)       1.31%         1.49%         1.27%         0.90%         0.96%
Portfolio turnover rate (c)                             42%             95%          114%           88%           84%           66%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    35.07      $    31.22    $    31.31    $    27.61    $    24.62    $    19.50
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.02            0.15          0.11          0.13          0.07          0.18
Net realized and unrealized gain (loss)               6.39            3.87         (0.11)         3.71          3.00          5.07
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      6.41            4.02          0.00          3.84          3.07          5.25
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.05)          (0.17)        (0.09)        (0.14)        (0.08)        (0.13)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    41.43      $    35.07    $    31.22    $    31.31    $    27.61    $    24.62
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     18.30%          12.94%         0.03%        13.91%        12.49%        27.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  134,638      $   94,700    $   82,725    $  114,273    $   41,422    $   22,161
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.10% (b)       0.48%         0.35%         0.42%         0.08%         0.83%
Portfolio turnover rate (c)                             65%            153%          193%          159%          148%          156%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    34.33      $    30.19    $    30.20    $    31.06    $    27.96    $    19.81
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.25            0.41          0.26          0.28          0.23          0.20
Net realized and unrealized gain (loss)               2.96            4.23         (0.04)        (0.85)         3.09          8.15
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      3.21            4.64          0.22         (0.57)         3.32          8.35
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.22)          (0.50)        (0.23)        (0.29)        (0.22)        (0.20)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    37.32      $    34.33    $    30.19    $    30.20    $    31.06    $    27.96
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                      9.36%          15.41%         0.79%        (1.89)%       11.86%        42.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   80,240      $   61,802    $   54,341    $   72,491    $   62,110    $   44,743
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.34% (b)       1.22%         0.89%         0.86%         0.72%         1.32%
Portfolio turnover rate (c)                             64%            110%          125%           96%           86%          104%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    38.83      $    33.24    $    32.18    $    27.96    $    26.01    $    20.37
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.03            0.05          0.09          0.04         (0.01)         0.05
Net realized and unrealized gain (loss)               4.87            5.63          1.04          4.20          1.97          5.66
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      4.90            5.68          1.13          4.24          1.96          5.71
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.04)          (0.09)        (0.07)        (0.02)        (0.01)        (0.07)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    43.69      $    38.83    $    33.24    $    32.18    $    27.96    $    26.01
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     12.63%          17.12%         3.54%        15.17%         7.52%        28.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  155,088      $  116,483    $   56,502    $   88,492    $   33,557    $   13,007
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 0.18% (b)       0.12%         0.32%         0.09%        (0.10)%        0.17%
Portfolio turnover rate (c)                             76%            162%          161%          153%          175%          147%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements               Page 125

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MEGA CAP ALPHADEX(R) FUND (FMK)

                                                SIX MONTHS
                                                  ENDED                                YEAR ENDED JULY 31,
                                                1/31/2018       ------------------------------------------------------------------
                                                (UNAUDITED)        2017          2016          2015          2014          2013
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period            $    30.99      $    27.09    $    27.48    $    26.23    $    22.97    $    18.00
                                                ----------      ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.22            0.40          0.45          0.37          0.31          0.28
Net realized and unrealized gain (loss)               5.11            3.92         (0.42)         1.27          3.24          4.97
                                                ----------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                      5.33            4.32          0.03          1.64          3.55          5.25
                                                ----------      ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.20)          (0.42)        (0.42)        (0.39)        (0.29)        (0.28)
                                                ----------      ----------    ----------    ----------    ----------    ----------
Net asset value, end of period                  $    36.12      $    30.99    $    27.09    $    27.48    $    26.23    $    22.97
                                                ==========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                     17.27%          16.10%         0.19%         6.29%        15.54%        29.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   16,254      $   15,496    $   14,897    $   17,864    $   13,117    $   10,335
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net expenses to average net assets           0.70% (b)       0.70%         0.70%         0.70%         0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                                 1.30% (b)       1.38%         1.69%         1.40%         1.28%         1.32%
Portfolio turnover rate (c)                             54%            128%          145%          134%          125%          135%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 126                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

      First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX") First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (ticker "FMK")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash, and only to and from broker-dealer and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index
First Trust Mega Cap AlphaDEX(R) Fund                           Nasdaq AlphaDEX(R) Mega Cap Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2018, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2018, all the Funds except FMK had securities in the securities lending program.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2018, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2017, was as follows:

                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    18,611,751          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                            6,923,601                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          4,584,486                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        15,458,152                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                        4,012,026                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,686,942                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          425,861                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                             727,156                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                            495,480                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                         1,136,396                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                          207,865                       --                       --
First Trust Mega Cap AlphaDEX(R) Fund                                  226,936                       --                       --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

As of July 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $       762,792          $  (213,310,577)         $   161,913,531
First Trust Mid Cap Core AlphaDEX(R) Fund                              604,457             (176,809,273)              70,608,238
First Trust Small Cap Core AlphaDEX(R) Fund                                 --             (161,928,588)              46,770,358
First Trust Large Cap Value AlphaDEX(R) Fund                           906,544             (205,062,500)              66,542,578
First Trust Large Cap Growth AlphaDEX(R) Fund                           90,737              (96,313,597)              84,224,558
First Trust Multi Cap Value AlphaDEX(R) Fund                            84,362              (37,038,777)               6,144,290
First Trust Multi Cap Growth AlphaDEX(R) Fund                               --              (23,392,956)              14,769,632
First Trust Mid Cap Value AlphaDEX(R) Fund                              80,652              (14,070,733)                (104,526)
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --              (22,991,065)              12,065,383
First Trust Small Cap Value AlphaDEX(R) Fund                                --              (24,056,901)              (1,657,985)
First Trust Small Cap Growth AlphaDEX(R) Fund                               --              (22,637,894)              12,078,112
First Trust Mega Cap AlphaDEX(R) Fund                                   13,108               (3,893,080)                 865,954


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2014, 2015, 2016 and 2017 remain open to federal and state audit. As of January 31, 2018, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At July 31, 2017, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                                            Capital Loss   Capital Loss       Post           Total
                                                              Available      Available     Enactment -      Capital
                                                               through        through          No            Loss
                                                              7/31/2018      7/31/2019     Expiration      Available
                                                            -------------  -------------  -------------  -------------
First Trust Large Cap Core AlphaDEX(R) Fund                 $ 2,800,653    $   1,020,863  $ 209,489,061   $213,310,577
First Trust Mid Cap Core AlphaDEX(R) Fund                     2,119,642        1,502,304    173,187,327    176,809,273
First Trust Small Cap Core AlphaDEX(R) Fund                   1,600,982        1,258,833    159,068,773    161,928,588
First Trust Large Cap Value AlphaDEX(R) Fund                  5,098,300          298,768    199,665,432    205,062,500
First Trust Large Cap Growth AlphaDEX(R) Fund                 3,224,180        1,803,151     91,286,266     96,313,597
First Trust Multi Cap Value AlphaDEX(R) Fund                  1,180,819          322,362     35,535,596     37,038,777
First Trust Multi Cap Growth AlphaDEX(R) Fund                 1,438,794          345,171     21,608,991     23,392,956
First Trust Mid Cap Value AlphaDEX(R) Fund                           --               --     14,070,733     14,070,733
First Trust Mid Cap Growth AlphaDEX(R) Fund                           --              --     22,991,065     22,991,065
First Trust Small Cap Value AlphaDEX(R) Fund                          --              --     24,056,901     24,056,901
First Trust Small Cap Growth AlphaDEX(R) Fund                         --              --     22,637,894     22,637,894
First Trust Mega Cap AlphaDEX(R) Fund                                 --              --      3,893,080      3,893,080

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

During the taxable year ended July 31, 2017, the following Funds utilized Post-enactment capital loss carryforwards in the following amounts:

                                                            Capital Loss
                                                              Utilized
                                                            -------------
First Trust Multi Cap Value AlphaDEX(R) Fund                $     599,554
First Trust Multi Cap Growth AlphaDEX(R) Fund                      92,411

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements. The new form types and other rule amendments will be effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on and after June 1, 2018 to determine the impact to the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). These Funds will have the Expense Cap in effect until at least November 30, 2018.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees waived by First Trust. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

For the six months ended January 31, 2018, there were no waivers or expenses reimbursed by First Trust for the Funds. As of January 31, 2018, none of the Funds had previously waived fees or expenses reimbursed that are subject to recovery.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2018, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   538,406,737      $   537,999,669
First Trust Mid Cap Core AlphaDEX(R) Fund                                     329,886,215          329,713,026
First Trust Small Cap Core AlphaDEX(R) Fund                                   300,682,469          296,221,517
First Trust Large Cap Value AlphaDEX(R) Fund                                  353,314,269          353,706,082
First Trust Large Cap Growth AlphaDEX(R) Fund                                 349,337,961          348,133,241
First Trust Multi Cap Value AlphaDEX(R) Fund                                   43,307,946           43,396,970
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  63,887,109           63,818,904
First Trust Mid Cap Value AlphaDEX(R) Fund                                     22,361,036           22,420,033
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    72,293,196           72,220,328
First Trust Small Cap Value AlphaDEX(R) Fund                                   44,713,694           44,146,352
First Trust Small Cap Growth AlphaDEX(R) Fund                                 107,056,778          105,888,848
First Trust Mega Cap AlphaDEX(R) Fund                                           8,660,251            8,648,048

For the six months ended January 31, 2018, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   599,976,247      $   804,245,952
First Trust Mid Cap Core AlphaDEX(R) Fund                                     375,817,523          354,073,030
First Trust Small Cap Core AlphaDEX(R) Fund                                   196,706,340          196,764,714
First Trust Large Cap Value AlphaDEX(R) Fund                                  391,579,989          441,614,625
First Trust Large Cap Growth AlphaDEX(R) Fund                                 375,160,906          386,223,361
First Trust Multi Cap Value AlphaDEX(R) Fund                                   13,572,533           29,753,722
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  47,032,835           37,817,558
First Trust Mid Cap Value AlphaDEX(R) Fund                                     28,199,427           36,578,803
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    63,764,621           43,281,386
First Trust Small Cap Value AlphaDEX(R) Fund                                   52,606,202           39,427,450
First Trust Small Cap Growth AlphaDEX(R) Fund                                  91,356,005           69,166,412
First Trust Mega Cap AlphaDEX(R) Fund                                          11,767,949           13,536,431


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

daily NAV per Share of each Fund on the transaction date times the number of Shares in a Creation Unit. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a standard creation transaction fee (the "Creation Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities             Creation
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. An additional variable fee of up to three times the Creation Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to transactions effected outside of the clearing process (i.e., through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. The price for each Creation Unit will equal the daily NAV per Share of a Fund on the transaction date times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), which is based on the number of different securities in a Creation Unit of each Fund according to the fee schedule set forth below:

                 Number of Securities            Redemption
                  in a Creation Unit           Transaction Fee
               -------------------------      -----------------
                         1-100                     $  500
                        101-499                    $1,000
                      500 or more                  $1,500

The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable fee of up to three times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by a Fund with respect to redemptions effected outside of the clearing process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at www.ftportfolios.com; (3) on the SEC's website at www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND.

The following summarizes some of the risks that should be considered for the Funds.

CONSUMER DISCRETIONARY COMPANIES RISK. Certain of the Funds invest in consumer discretionary companies. Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

GROWTH STOCKS INVESTMENT RISK. Certain of the Funds utilize a growth stocks investment strategy and are thus subject to growth stocks investment risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

HEALTH CARE COMPANIES RISK. Certain of the Funds invest in health care companies. Health care companies are companies involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

INDEX CONSTITUENT RISK. One or more of the Funds may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking ETFs or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's NAV could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

INDUSTRIALS COMPANIES RISK. Certain of the Funds invest in industrials companies. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. These companies produce electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

INFORMATION TECHNOLOGY COMPANIES RISK. Certain of the Funds invest in information technology companies. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MARKET CAPITALIZATION RISK. The Funds normally invest at least 90% of their net assets (including investment borrowings) in common stocks that comprise the applicable Index. The securities of companies represented in the Indices generally have market capitalizations that are consistent with the name of each Index. To determine the market capitalization range of such securities, each Fund uses the current range of the applicable Index. However, the Funds will not sell a security because the security has exceeded or fallen below the current market capitalization range of the applicable Index. Because of market movement, there can be no assurance that the securities held by the Funds will stay within a given market capitalization range. As a result, the Funds may be exposed to additional risk or may not give investors the opportunity to invest fully in a given market capitalization range.

MARKET RISK. Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Funds could decline in value or underperform other investments.

NON-CORRELATION RISK. A Fund's return may not match the return of its Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in its Index or the ratios between the securities included in the Index.

PORTFOLIO TURNOVER RISK. Certain Funds' strategies may frequently involve buying and selling portfolio securities to rebalance the Funds' exposure to various market sectors. High portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund's performance to be less than you expect.

REIT INVESTMENT RISK. Certain of the Funds invest in real estate investment trusts ("REITs") and are subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

REPLICATION MANAGEMENT RISK. The Funds are exposed to additional market risk due to their policy of investing principally in the securities included in the Indices. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations.

SMALL FUND RISK. One or more of the Funds may have fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact such Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2018 (UNAUDITED)

SMALLER COMPANIES RISK. Certain of the Funds invest in small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

VALUE STOCKS INVESTMENT RISK. Certain of the Funds utilize a value investment strategy and thus are exposed to value investment risk. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.


          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

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--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) Fund
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b)   Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund
               --------------------------------------------------

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer


Date: April 6, 2018
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: April 6, 2018
     ----------------

By (Signature and Title)                /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer

Date: April 6, 2018
     ----------------